REGISTRATION NO. 333-104156
                                                      REGISTRATION NO. 811-06215
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   | |

      PRE-EFFECTIVE AMENDMENT NO.                                         | |

      POST-EFFECTIVE AMENDMENT NO. 7                                      |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           | |

      AMENDMENT NO. 14                                                    |X|

                              --------------------

                              MONY VARIABLE ACCOUNT L
                               (EXACT NAME OF TRUST)

                           MONY LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

              1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
         Depositor's Telephone Number, including Area Code: 212-554-1234

                            -------------------------

                                   Dodie Kent
                  Vice President and Associate General Counsel
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                            -------------------------

                  Please send copies of all communications to:
                              Christopher E. Palmer
                              Goodwin Procter, LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001

                            -------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: It is proposed that this filing will become effective:
(check appropriate box)
     |_| immediately upon filing pursuant to paragraph (b) of Rule 485
     |X| on May 1, 2007 pursuant to paragraph (b) of Rule 485
     |_| 60 days after filing pursuant to paragraph (a)(l) of Rule 485
     |_| on                pursuant to paragraph (a)(l) of rule 485
     |_| 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     |_| on                pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
     |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:   Units of interest in a separate account
                                        under flexible premium variable
                                        universal life insurance policies

================================================================================

MONY Variable Account L
Individual Flexible Premium Variable Life Insurance Policy

PROSPECTUS DATED MAY 1, 2007


Issued by


MONY Life Insurance Company
1290 Avenue of the Americas
New York, New York 10104

--------------------------------------------------------------------------------

This prospectus describes an individual flexible premium variable life insurance policy offered by MONY Life Insurance Company ("we," "us," "our," or the "Company"). The Policy provides life insurance protection and premium flexibility. The Policy described in this prospectus is only available in New York.

We guarantee that your death benefit will never be less than the amount specified in your Policy adjusted by any requested increases or decreases in your insurance protection, and less any debt you owe us.

Investments (premium payments) may accumulate on a variable basis, fixed basis, or both. If you choose the variable option, we will invest your premium payments in your choice of subaccounts of our variable account. Each subaccount invests in shares of the following portfolios:



--------------------------------------------------------------------------------
AIM Variable Insurance Funds - Series I Shares
--------------------------------------------------------------------------------
o AIM V.I. Basic Value Fund(++)             o AIM V.I. Mid Cap Core Equity
                                              Fund(++)
--------------------------------------------------------------------------------
 The Alger American Fund - Class O Shares
--------------------------------------------------------------------------------
o Alger American Balanced Portfolio(++)     o Alger American MidCap Growth
                                              Portfolio(++)
--------------------------------------------------------------------------------
 AXA Premier VIP Trust - Class A Shares
--------------------------------------------------------------------------------
o Multimanager High Yield Portfolio*
--------------------------------------------------------------------------------
 AXA Premier VIP Trust - Class B Shares
--------------------------------------------------------------------------------
o AXA Aggressive Allocation Portfolio**     o AXA Moderate Allocation
o AXA Conservative Allocation                 Portfolio**
  Portfolio**                               o AXA Moderate-Plus Allocation
o AXA Conservative-Plus Allocation Port-      Portfolio**
  folio**
--------------------------------------------------------------------------------
 Dreyfus Investment Portfolios - Service Shares
--------------------------------------------------------------------------------
o Small Cap Stock Index Portfolio(++)
--------------------------------------------------------------------------------
  EQ Advisors Trust - Class IA Shares
--------------------------------------------------------------------------------
o EQ/FI Mid Cap Portfolio                   o EQ/Lord Abbett Growth and Income
o EQ/Government Securities Portfolio          Portfolio
o EQ/JPMorgan Core Bond Portfolio           o EQ/Lord Abbett Mid Cap Value
o EQ/Long Term Bond Portfolio                 Portfolio
o EQ/Money Market Portfolio
--------------------------------------------------------------------------------
 EQ Advisors Trust - Class IB Shares
--------------------------------------------------------------------------------
o All Asset Allocation Portfolio***         o EQ/PIMCO Real Return Portfolio
o EQ/Boston Advisors Equity Income          o EQ/Short Duration Bond Portfolio
  Portfolio                                 o EQ/Small Company Growth Portfolio+
o EQ/GAMCO Small Company Value              o EQ/UBS Growth and Income Portfolio
  Portfolio
o EQ/Montag & Caldwell Growth
  Portfolio
--------------------------------------------------------------------------------
 Franklin Templeton Variable Insurance Products Trust - Class 2 Shares
--------------------------------------------------------------------------------
o Franklin Income Securities Fund           o Franklin Zero Coupon Fund-2010
o Franklin Rising Dividends Securities
  Fund
--------------------------------------------------------------------------------
 Janus Aspen Series - Service Shares
--------------------------------------------------------------------------------
o Flexible Bond Portfolio(++)               o International Growth Portfolio
o Forty Portfolio
--------------------------------------------------------------------------------
 MFS(R) Variable Insurance TrustSM - Initial Class Shares
--------------------------------------------------------------------------------
o MFS(R) Mid Cap Growth Series(++)          o MFS(R) Utilities Series
o MFS(R) Total Return Series(++)
--------------------------------------------------------------------------------
 Old Mutual Insurance Series Fund
--------------------------------------------------------------------------------
o Old Mutual Select Value Portfolio(++)
--------------------------------------------------------------------------------
 Oppenheimer Variable Account Funds - Service Class Shares
--------------------------------------------------------------------------------
o Oppenheimer Global Securities             o Oppenheimer Main Street
  Fund/VA                                     Fund(R)/VA(++)
--------------------------------------------------------------------------------
 PIMCO Variable Insurance Trust - Administrative Class Shares
--------------------------------------------------------------------------------
o Global Bond Portfolio (Unhedged)          o StocksPLUS Growth and Income
                                              Portfolio
--------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc. - Class I Shares
--------------------------------------------------------------------------------
o U.S. Real Estate Portfolio(++)
--------------------------------------------------------------------------------



* This is the investment option's new name effective on or about May 29, 2007, subject to regulatory approval. Please see "The Portfolios" later in this Prospectus for the investment option's former name.

** This investment option will be available on or about June 18, 2007, subject to regulatory approval.

*** This is the investment option's new name effective on or about July 9, 2007, subject to regulatory approval. Please see " The Portfolios" later in this Prospectus for the investment option's former name.

+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this Prospectus for more information.

++ Please see the supplement included with this Prospectus regarding the planned substitution or merger of this Portfolio.


You bear the investment risk if you allocate your premium payments to the variable account.

If you choose the fixed option, we will invest your premium payments in the guaranteed interest account where your payments will grow at the rate of at least 4.0% annually. We take the investment risk of premium payments allocated to the guaranteed interest account.

The amount of life insurance may, and your Policy's value will, depend on the investment experience of the options you choose.

If you already own a life insurance policy, it might not be to your advantage to replace your existing insurance coverage with this Policy or to finance the purchase or maintenance of this Policy through a loan or through withdrawals from another policy.

Although this prospectus is primarily designed for potential purchasers of the Policy, you may have previously purchased a Policy and be receiving this prospectus as a current Owner. If you are an Owner, you should note that the options, features and charges of the Policy may have varied over time, For more information about the particular options, features and charges applicable to your Policy, please contact your financial professional and/or refer to your Policy.


The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The policies are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.





                                                                         X001565

                                                                         MNY-VUL

Table of Contents
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1. BENEFITS AND RISKS SUMMARY                                                1
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Policy benefits                                                              1
Policy risks                                                                 2
Portfolio risks                                                              2
Fee tables                                                                   3



--------------------------------------------------------------------------------
2. WHO IS MONY LIFE INSURANCE COMPANY?                                      10
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MONY Life Insurance Company                                                 10


How to reach us                                                             10

MONY Variable Account L                                                     10
Changes to the Variable Account                                             10



--------------------------------------------------------------------------------
3. THE PORTFOLIOS                                                           12
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Your right to vote portfolio shares                                         16
Disregard of voting instructions                                            16



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4. THE GUARANTEED INTEREST ACCOUNT                                          17
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5. THE POLICY                                                               18
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Applying for a Policy                                                       18
Temporary insurance coverage                                                18
Backdating                                                                  18
Owner                                                                       18
Canceling the Policy                                                        18



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6. PREMIUMS                                                                 19
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General                                                                     19
Initial premium                                                             19
Tax-free "Section 1035" exchanges                                           19
Scheduled premiums                                                          19
Electronic payments                                                         19
Unscheduled premiums                                                        20
Repayment of outstanding debt                                               20
Allocating premiums                                                         20



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7. HOW YOUR FUND VALUE VARIES                                               21
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Fund Value                                                                  21
Cash Value                                                                  21
Subaccount Values                                                           21
Subaccount Unit Value                                                       21
Guaranteed Interest Account Value                                           21

i  Table of Contents

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8. TRANSFERS                                                                22
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Transfers by third parties                                                  22
Disruptive transfer activity                                                22



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9. DEATH BENEFITS                                                           24
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Amount of Death Benefit proceeds payable                                    24
Death Benefit options                                                       24
Changes in Death Benefit options                                            25
Changing the Specified Amount                                               25
Increases                                                                   25
Decreases                                                                   25



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10. OTHER OPTIONAL INSURANCE BENEFITS                                       26
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Enhanced Maturity Extension Rider                                           26
Term Life Term Rider                                                        26
Spouse's Yearly Renewable Term Rider/Other Insured Term Rider               26
Purchase Option Rider                                                       26
Waiver of Monthly Deduction Rider                                           26
Children's Term Life Insurance Rider                                        26



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11. BENEFITS AT MATURITY                                                    27
--------------------------------------------------------------------------------
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12. ACCESSING YOUR MONEY                                                    28
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Surrenders                                                                  28
Partial surrenders                                                          28
Effect of partial surrenders on Fund Value and
 Death Benefit proceeds                                                     28
Loans                                                                       28
Effects of Policy loans                                                     29



--------------------------------------------------------------------------------
13. TERMINATION                                                             30
--------------------------------------------------------------------------------
General                                                                     30
Special rules for first three Policy years                                  30
Amounts you must pay to keep your Policy in effect                          30
Your Policy will remain in effect during the grace period                   30
Reinstatement                                                               30



--------------------------------------------------------------------------------
14. PAYMENTS AND TELEPHONE/FACSIMILE/WEB TRANSACTIONS                       31
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Telephone/facsimile/web transactions                                        31

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15. CHARGES AND DEDUCTIONS                                                  32
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Deductions from premium payments                                            32
Deductions from the Variable Account                                        32
Deductions from Fund Value -- the Monthly Deduction                         32
Transaction charges                                                         33
Illustration projection report fee                                          34



--------------------------------------------------------------------------------
16. TAX CONSIDERATIONS                                                      35
--------------------------------------------------------------------------------
Introduction                                                                35
Tax status of the Policy                                                    35
Treatment of Policy benefits                                                35
Our income taxes                                                            38



--------------------------------------------------------------------------------
17. OTHER POLICY INFORMATION                                                39
--------------------------------------------------------------------------------
Policy illustrations                                                        39
Exchange privilege                                                          39
Paid-up insurance                                                           39
Assignment                                                                  39
Settlement options                                                          39
Misstatement of age or sex                                                  39
Suicide exclusion                                                           39
Incontestability                                                            39
Other changes to your Policy                                                39
Variations among policies                                                   39



--------------------------------------------------------------------------------
18. ADDITIONAL INFORMATION                                                  40
--------------------------------------------------------------------------------
Distribution of the policies                                                40
Other information                                                           41
Legal proceedings                                                           41



--------------------------------------------------------------------------------
19. FINANCIAL STATEMENTS                                                    42
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APPENDIX
--------------------------------------------------------------------------------
A -- Glossary                                                              A-1


--------------------------------------------------------------------------------
REQUESTING MORE INFORMATION
Statement of Additional Information -- Table of contents
--------------------------------------------------------------------------------

                                                           Table of Contents  ii

1. Benefits and risks summary

--------------------------------------------------------------------------------

This summary provides you with a brief overview of the benefits and risks associated with the Policy. You should read the entire prospectus before purchasing the Policy. Important details regarding the Policy are contained in other sections of this Prospectus. Please consult your agent and refer to your Policy for details. If you are already entitled to favorable tax treatment, you should satisfy yourself that this Policy meets your other financial goals before you buy it. For your convenience, we have defined certain terms we use in Appendix A: Glossary at the end of the Prospectus. We only offer this Policy in New York.


POLICY BENEFITS


LIFE INSURANCE PROTECTION

o The Policy provides a means for you to accumulate life insurance that can generally pass free of federal and state income taxes to your Beneficiaries.

o We will pay your Beneficiary a Death Benefit after the death of the Insured while this Policy is in effect. There are three decisions you must make about the Death Benefit. First, when you apply for your Policy, you must decide how much life insurance coverage (the Specified Amount) you need on the Insured's life. Second, you must choose a Death Benefit option. Finally, you must decide which death benefit compliance test you would like -- the Cash Value Accumulation Test (this test generally will not limit the amount you pay into the Policy), or the Guideline Premium/Cash Value Corridor Test.

o We offer two Death Benefit options. Under Option 1, the Death Benefit equals the greater of: (a) the Specified Amount in force on the date of the Insured's death; and (b) the Fund Value on the date of the Insured's death multiplied by a death benefit percentage. Under Option 2, the Death Benefit equals the greater of: (a) the Specified Amount in force on the date of the Insured's death plus the Fund Value on the date of the Insured's death; and (b) the Fund Value on the date of the Insured's death multiplied by a death benefit percentage.

o You may change the Specified Amount and the Death Benefit option that you selected, subject to limitations described in the Policy. Changing the Specified Amount or the Death Benefit Option may have tax consequences.

o During the grace period, your Policy (including the Death Benefit) will remain in effect subject to certain conditions. See "Termination."

CASH BENEFITS

o You may borrow against your Policy for up to 90% of your Policy's Cash Value, less any accrued loan interest due on the next Policy anniversary. If you do, we will transfer an amount equal to the loan from the subaccounts and the Guaranteed Interest Account to the Loan Account as collateral for the loan. We charge interest on the loan, and we credit interest on amounts in the Loan Account. We deduct Outstanding Debt (i.e., the amount of your loan plus interest due) from Death Benefit proceeds and from the amount you receive at surrender. A loan may have tax consequences.

o You may request a partial surrender at any time before the maturity date. Partial surrenders must be for at least $500. A partial surrender may decrease the Specified Amount and may decrease your Death Benefit, and we may assess a $10 partial surrender fee against your remaining Fund Value. Also, a partial surrender may have tax consequences.

o While the Insured is alive, you can surrender your Policy at any time for its Cash Value. However, if you surrender your Policy within 30 days of a policy anniversary, we will calculate the Cash Value in the Guaranteed Interest Account so that it will not be less than your Cash Value in the Guaranteed Interest Account on that policy anniversary, as adjusted for transactions since that policy anniversary. A surrender charge may apply. A surrender may have tax consequences.

o If the Insured is alive on the maturity date, we will pay the Cash Value to the Owner unless you elected to defer the maturity date under the Policy provisions or the provisions of the Enhanced Maturity Extension Rider.

o You decide how we pay proceeds under the Policy. We may pay the Cash Value and the Death Benefit proceeds as a lump sum or under one of our settlement options.

VARIETY OF INVESTMENT OPTIONS

o You may allocate your net premiums (your premium payment less the deductions we take) among the subaccounts and the Guaranteed Interest Account.

o The subaccounts invest in a wide variety of Funds that cover a broad spectrum of investment objectives and risk tolerances. Amounts invested in the subaccounts will go up and down in value depending on the investment experience of the Fund portfolio in which the subaccount is invested.

o The Guaranteed Interest Account is part of our General Account. We will credit interest of at least 4.0% annually on amounts invested in the Guaranteed Interest Account.

o As your needs or financial goals change, you can change your investment mix. You may transfer Fund Value among any of the subaccounts or between the subaccounts and the Guaranteed Interest Account within limits, as described later in this prospectus, while continuing to defer current income taxes.


o The policy is between you and MONY Life Insurance Company. The policy is not an investment advisory account, and MONY Life Insurance Company is not providing any investment advice or managing the allocations under your policy. In the absence of a specific writ-



1  Benefits and risks summary
   ten arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.



SUPPLEMENTAL INSURANCE BENEFITS

o You may add additional insurance and other benefits to your Policy by rider. Please see "Other optional insurance benefits" for a description of the other optional benefits that we offer.

POLICY RISKS


POSSIBLE ADVERSE TAX CONSEQUENCES

o In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. We expect that the Policy will generally be deemed a life insurance contract under federal tax law, and that the death benefit paid to the beneficiary will generally not be subject to federal income tax. However, due to lack of guidance, there is less certainty in this regard with respect to Policies issued on a special risk class basis and policies with term riders added and it is not clear whether such policies will in all cases satisfy the applicable requirements particularly if you pay the full amount of premiums permitted under the policy and you select the guideline premium/cash value corridor test.

o Depending on the total amount of premiums you pay, your Policy may be treated as a modified endowment contract (MEC) under federal tax laws. If this occurs, partial or full surrenders, pledges, as well as Policy loans, will be taxed as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on the taxable portion of certain partial or full surrenders, pledges and loans. If the Policy is not treated as a MEC, full and partial surrenders will not be subject to tax to the extent of your investment in the Policy. Amounts in excess of your investment in the Policy, while subject to tax as ordinary income, will not be subject to a 10% penalty tax, and pledges and loans should not be taxable. You should consult a qualified tax adviser for assistance in all tax matters involving your Policy. Please see "Tax considerations" for further tax information.

POLICY TERMINATION


o If the value of your Policy can no longer cover the Policy's monthly charges and any loan interest due, your Policy will be in default and a grace period will begin. There is a risk that if partial surrenders, loans, and charges reduce your Cash Value to too low an amount and/or if the investment experience of your selected subaccounts is unfavorable, then your Policy could terminate. In that case, you will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your Policy will terminate without value; all rights and benefits under your Policy, including your insurance coverage, will end. After termination, you may reinstate your Policy within five years subject to certain conditions.



PARTIAL SURRENDER LIMITATIONS

o The minimum partial surrender amount is $500 (plus the applicable partial surrender fee). There must be at least $500 remaining in Cash Value after a partial surrender. Partial surrenders may reduce the Death Benefit and the Specified Amount in your Policy, and will reduce the Fund Value of your Policy. A partial surrender charge of $10 will apply to the remaining Fund Value. Federal income taxes and a penalty tax may apply to partial surrenders.


EFFECTS OF POLICY LOANS

o A Policy loan, whether or not repaid, will affect your Policy's Fund Value over time because we transfer the amount of the loan from the subaccounts and/or the Guaranteed Interest Account to the Loan Account and hold it as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the subaccounts and does not participate in the interest credited to the Guaranteed Interest Account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the performance of the subaccounts and the extent, if any, of the difference in the interest rates credited to the Guaranteed Interest Account and the Loan Account, the effect could be favorable or unfavorable.

o A Policy loan also reduces Death Benefit proceeds. A loan could make it more likely that a Policy would terminate. There is a risk if the loan reduces your Cash Value to too low an amount and investment experience is unfavorable, that the Policy will lapse, resulting in adverse tax consequences. You must submit a sufficient payment during the grace period to avoid the Policy's termination without value and the end of insurance coverage.


POLICY IS SUITED ONLY FOR LONG-TERM PROTECTION

o We designed the Policy to meet long-term financial goals. You should not purchase this Policy if you intend to surrender all or part of your Fund Value in the near future. Please note, if you surrender your Policy in the early Policy Years, the surrender charge may be significant.

PORTFOLIO RISKS

The value of your Policy is tied to the investment performance of the Fund portfolios and allocation percentages you choose. If those portfolios perform poorly, the value of your Policy will decrease. Values allocated to the portfolios are not guaranteed. Because we continue to deduct charges from Fund Value, if investment results are too low, the Cash Value of your Policy may fall to zero. In that case, the Policy will terminate without value and insurance coverage will no longer be in effect, unless you make an additional payment sufficient to prevent a


                                                   Benefits and risks summary  2
termination during the 61-day grace period. On the other hand, if investment experience is sufficiently favorable and you have kept the Policy in force for a substantial time, you may be able to draw upon Fund Value through partial surrenders and Policy loans. Poor investment performance may also lower the amount of the death benefit payable under the Policy. The Funds provide a comprehensive description of the risks of each portfolio in their prospectuses.



FEE TABLES

The following tables describe the fees and expenses you may pay when buying, owning, and surrendering the Policy. If the amount of the charge depends on the personal characteristics of the Insured, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of an Insured with the characteristics set forth below. These charges may not be typical of the charges you will pay.

The first table describes the fees and expenses that you may pay when buying the Policy, paying premiums, surrendering or taking a partial surrender from the Policy, transferring Fund Value between the subaccounts and the Guaranteed Interest Account or taking a loan.


-----------------------------------------------------------------------------------------------------------------------------------
                                                     Transaction Fees
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Amount Deducted
                                                                    ----------------------------------------------------------------
Charge                         When Charge is Deducted              Guaranteed Charge              Current Charge
------------------------------------------------------------------------------------------------------------------------------------
Sales Charge(1)                Upon receipt of each premium paid    Up to 5.45% of premium paid    Up to 5.45% of premium paid
------------------------------------------------------------------------------------------------------------------------------------
Premium tax charge(2)          Upon receipt of each premium         0.80% of premium paid          0.80% of premium paid
                               payment
------------------------------------------------------------------------------------------------------------------------------------
DAC charge(3)                  Upon receipt of each premium         1.25% of premium paid          1.25% of premium paid(3)
                               payment
------------------------------------------------------------------------------------------------------------------------------------
Surrender charge(4)            Upon surrender of the Policy

 o Minimum and maximum                                              $2.30 to $38.08 per $1,000     $2.30 to $38.08 per $1,000
   charge(5)                                                        Specified Amount of Fund Value Specified Amount of Fund Value
                                                                    surrendered                    surrendered
 o Charge for a male
   Insured, issue age 35,                                           $5.12 per $1,000 Specified     $5.12 per $1,000 Specified
   standard, non-tobacco,                                           Amount of Fund Value           Amount of Fund Value
   Specified Amount of                                              surrendered                    surrendered
   $250,000, 0 years after
   Policy issue, non-qualified
   plan
------------------------------------------------------------------------------------------------------------------------------------
Partial surrender fee          Upon a partial surrender of the      $10                            $10
                               Policy
------------------------------------------------------------------------------------------------------------------------------------
Transaction Fees               Upon transfer of Fund Value          $25 for each transfer of Fund  Currently, there is no charge on
                                                                    Value                          transfers among investment
                                                                                                   options or subaccounts and the
                                                                                                   Guaranteed Interest Account
------------------------------------------------------------------------------------------------------------------------------------
The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio fees and expenses.


-----------------------------------------------------------------------------------------------------------------------------------
                                Periodic Charges other than Portfolio Operating Expenses
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Amount Deducted
                                                                    ----------------------------------------------------------------
Charge                         When Charge is Deducted              Guaranteed Charge              Current Charge
------------------------------------------------------------------------------------------------------------------------------------
Cost of insurance charge(6)      On Policy Date and each
                               Monthly Anniversary Day
-----------------------------------------------------------------------------------------------------------------------------------

3 Benefits and risks summary

------------------------------------------------------------------------------------------------------------------------------------
                                Periodic Charges other than Portfolio Operating Expenses (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Amount Deducted
                                                                    ----------------------------------------------------------------
Charge                         When Charge is Deducted              Guaranteed Charge              Current Charge
------------------------------------------------------------------------------------------------------------------------------------
o Minimum and maximum                                               $0.06 to $83.33 per $1,000 of  $0.01 to $15.46 per $1,000 of
  charge(7)                                                         amount at risk                 amount at risk

o Charge for a 35-year-old,                                         $0.14 per $1,000 of amount at  $0.11 per $1,000 of amount at
  male, standard, non-                                              risk                           risk
  tobacco, Specified
  Amount of $250,000,
  0 years after Policy issue,
  non-individual qualified
  plan
------------------------------------------------------------------------------------------------------------------------------------
Administrative charge          On Policy Date and each              $25.00 for First Policy Year   $25.00 for First Policy Year and
                               Monthly Anniversary Day              and $7.50 in Policy Years 2+   $7.50 in Policy Years 2+
------------------------------------------------------------------------------------------------------------------------------------
Monthly expense charge8        On Policy Date and each
                               Monthly Anniversary Day during
                               first 4 Policy Years and for 4
                               years following an increase in
                               Specified Amount for each new
                               coverage segment(10)

 o Minimum and maximum                                              $0.07 to $0.30 per $1,000      $0.07 to $0.30 per $1,000
   charge(9)                                                        Specified Amount               Specified Amount

 o Charge for a male                                                $0.08 per $1,000 Specified     $0.08 per $1,000 Specified
   Insured, issue age 35,                                           Amount                         Amount
   standard, non-tobacco,
   Specified Amount of
   $250,000, 0 years after
   Policy issue, non-qualified
   plan
------------------------------------------------------------------------------------------------------------------------------------
Mortality and expense charge    Daily                               0.35% annually of Fund Value   0.35% annually of Fund Value in
                                                                    in each subaccount             each subaccount for Policy years
                                                                                                   1-20 (0.10% for Policy years
                                                                                                   21+)
------------------------------------------------------------------------------------------------------------------------------------
Loan interest spread(11)       On each Policy anniversary after     1.00% of Account Value in the  1.00% of Account Value in the
                               a loan is taken, or upon death,      Loan Account for Policy years  Loan Account for Policy years
                               surrender, or lapse if earlier       1-20 (0.25% for Policy years   1-20 (0% for Policy years 21+)
                                                                    21+)
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                     Optional Rider Charges
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Amount Deducted
                                                                    ----------------------------------------------------------------
Rider                          When Charge is Deducted              Guaranteed Charge              Current Charge
------------------------------------------------------------------------------------------------------------------------------------
Cost of insurance charge for   On date of issuance of rider and
Term Life Term Rider(6)        each Monthly Anniversary

 o Minimum and maximum                                              $0.08 to $10.45 per $1,000     $0.03 to $5.49 per $1,000 of
   charge(12)                                                       term inusrance                 term insurance

 o Charge for a 35-year-old                                         $0.14 per $1,000 of term       $0.11 per $1,000 of term
   male, non-tobacco,                                               insurance                      insurance
   0 year after rider issue
------------------------------------------------------------------------------------------------------------------------------------

                                                    Benefits and risks summary 4



------------------------------------------------------------------------------------------------------------------------------------
                                                 Optional Rider Charges (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Amount Deducted
                                                                    ----------------------------------------------------------------
Rider                          When Charge is Deducted              Guaranteed Charge              Current Charge
------------------------------------------------------------------------------------------------------------------------------------
Enhanced Maturity Extension    On issuance of rider, and each       $0.01 per $1,000 Specified     $0.01 per $1,000 Specified
Rider                          Monthly Anniversary Day              Amount plus term insurance     Amount plus term insurance
                                                                    (same for all insureds)        (same for all insureds)
------------------------------------------------------------------------------------------------------------------------------------
Spouse's Yearly Renewable      On issuance of rider, and each
Term Rider(13)                 Monthly Anniversary Day
                                                                    $0.08 to $10.45 per $1,000 of  $0.07 to $6.60 per $1,000 of
 o Minimum and maximum                                              term insurance                 term insurance
   charge(14)
                                                                    $0.13 per $1,000 of term        $0.12 per $1,000 of term
 o Charge for a 35-year-old,                                        insurance                       insurance
   year old female, non-
   tobacco standard with a
   of Specified Amount in
   force of $250,000, 0 years
   from the issue date of the
   rider
------------------------------------------------------------------------------------------------------------------------------------
Purchase Option Rider(15)      On issuance of rider and on each
                               Monthly Anniversary Day until
                               the policy anniversary following
                               the 49th birthday of the Insured

 o Minimum and maximum                                              $0.05 to $0.36 per $1,000 of   $0.05 to $0.36 per $1,000 of
   charge(16)                                                       purchase option insurance      purchase option insurance

                                                                    $0.25 per $1,000 of purchase   $0.25 per $1,000 of purchase
 o Charge for a 35-year-old                                         option insurance               option insurance
------------------------------------------------------------------------------------------------------------------------------------
   Waiver of Monthly Deduction On issuance of rider and on each
   Rider(17)                   Monthly Anniversary Day until
                               the policy anniversary following
                               the 65th anniversary birthday of
                               the Insured. For issue ages under
                               5, charges commence with the
                               policy anniversary following the
                               Insured's 5th birthday

 o Minimum and maximum                                              $0 to $0.29 per $1,000 of      $0 to $0.29 per $1,000 of
   charge(18)                                                       Specified Amount plus Term     Specified Amount plus Term
                                                                    Insurance                      Insurance

 o Charge for a 35-year-old,                                        $0.01 per $1,000 of Specified  $0.01 per $1,000 of Specified
   male, non-tobacco                                                Amount plus Term Insurance     Amount plus Term Insurance
   standard with a Specified
   Amount in force of
   $250,000, 0 years from
   the issue date of the rider
------------------------------------------------------------------------------------------------------------------------------------
Children's Term Life Insurance On issuance of the rider and on
Rider(19)                      each Monthly Anniversary Day
                               until the policy anniversary
                               following the Insured's 65th
                               birthday

 o Minimum and maximum                                              $0.48 to $ 0.49 per $1,000 of  $0.48 to $0.49 per $1,000 of
   charge(20)                                                       insurance coverage             insurance coverage
-----------------------------------------------------------------------------------------------------------------------------------



5 Benefits and risks summary


-----------------------------------------------------------------------------------------------------------------------------------
                                                 Optional Rider Charges (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Amount Deducted
                                                                    ----------------------------------------------------------------
Rider                          When Charge is Deducted              Guaranteed Charge              Current Charge
------------------------------------------------------------------------------------------------------------------------------------
o Charge for a 35-year-old,                                         $0.48 per $1,000 of insurance  $0.48 per $1,000 of insurance
  male, non-tobacco,                                                coverage                       coverage
  standard, Specified
  Amount of $250,000, no
  Waiver of Specified
  Premiums Rider attached
  to the Policy, 0 years from
  the issue date of the rider
------------------------------------------------------------------------------------------------------------------------------------

1 The sales charge varies by Policy Year and premium amount and will be 1.45% of gross premium plus 4% of gross premium up to a certain premium amount in Policy Years 1-10 and will be 1.45% in Policy Years 11 and later. The Policy will contain more specific information.


2 We reserve the right to increase or decrease the current or maximum charge for taxes resulting from a change in tax law or from any change in the relevant tax cost to us.

3 The DAC charge is used to cover our estimated costs for federal income tax treatment of deferred acquisition costs. We do not assess this charge if you purchased the Policy in connection with an individual qualified plan or in other situations where the premiums received are not subject to the relevant tax provisions.

4 The surrender charge varies based on the Insured's issue age, gender, smoking status, risk class, and the number of years since Policy issue or any increases in Specified Amount. The surrender charge grades to zero over 15 years for Insureds with an issue age of 70 and under (and over 11 years for Insureds with an issue age over 70). The surrender charge shown may not be your representative of the charge that a particular Owner will pay. Please see Policy for more information about the surrender charge that applies to your Policy. You may obtain more information about your surrender charge from your agent or by contacting us at the address noted on the cover page of this prospectus.

5 The minimum guaranteed and current surrender charge is based on an Insured with the following characteristics: female, issue age 0, surrendering in Policy year 1; the maximum guaranteed and current surrender charge is based on an Insured with the following characteristics: male, standard, non-tobacco, issue age 85, surrendering in Policy year 1.

6 The cost of insurance charge and the cost of insurance charge for the Term Life Term Rider vary based on the Insured's issue age or age on date of increase, gender and risk class, the duration of the Policy, and the Specified Amount. The cost of insurance charge shown the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the guaranteed cost of insurance charge that applies to your Policy. You may obtain more information about your cost of insurance charge from your agent or by contacting us at the address noted on the cover page of this prospectus.

7 The minimum guaranteed cost of insurance charge assumes an Insured with the following characteristics: female, tobacco, standard, issue age 4, 0 years since Policy issue; the minimum current cost of insurance charge assumes an Insured with the following characteristics: female, non-tobacco, ultimate select, Specified Amount of $500,000 or greater, issue age 4, 0 years since Policy issue; the maximum guaranteed cost of insurance charge assumes an Insured with the following characteristics: all Insureds with attained age 99; the maximum current cost of insurance charge assumes an Insured with the following characteristics: male, tobacco, standard, Specified Amount of less than $500,000, issue age 85, 14 years since Policy issue.

8 The Monthly Expense Charge varies based on the Insured's issue age (or age on date of increase) gender, risk class, and Specified Amount. The Monthly Expense Charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Monthly Expense Charge that applies to your Policy. You may obtain more information about your Monthly Expense Charge from your agent or by contacting us at the address noted on the cover page of this prospectus.

9 The minimum guaranteed and current Monthly Expense charge per $1,000 Specified Amount assumes an Insured with issue age 0; the maximum guaranteed and current Monthly Expense charge per $1,000 Specified Amount assumes an Insured with issue age 85 and Specified Amount less than $500,000.

10 A coverage segment is the initial Specified Amount; each increase in Specified Amount is its own coverage segment.

11 The loan interest spread charge is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to the amount held in the Loan Account to secure your loan. The amount of interest we currently charge on loans is equal to an effective annual rate of 5% for Policy years 1-20 and an effective annual rate of 4.25% for Policy years 21 and later. We guarantee that we will not charge you an effective annual rate of interest that is greater than the rate we currently charge on loans. The amount of interest we currently credit to the amount held in the Loan Account to secure your loan is equal to an effective annual rate of 4% and is guaranteed not to be less than this rate. We currently anticipate that the interest we charge on loans will be an effective annual rate of 4% for Policy years 21 and later resulting in an anticipated loan interest spread of 0% in Policy years 21+.

12 The minimum guaranteed charge for this rider assumes an Insured with the following characteristics: female, non-tobacco, ultimate select, issue age 18, 0 years since issue of rider, minimum Specified Amount of $100,000; the minimum current charge for this rider assumes an Insured with the following characteristics: female, non-tobacco, ultimate select, issue age 18, 0 years since issue of rider, minimum Specified Amount of $100,000; the maximum guaranteed charge for this rider assumes an Insured with the following characteristics: male, tobacco, standard,, issue age 79, minimum Specified Amount of $100,000; the maximum current charge for this rider assumes an Insured with the following characteristics: male, tobacco, standard, issue age 66, 13 years since issue of rider, minimum Specified Amount of $100,000.

13 The Spouse's Yearly Renewable Term Rider charge varies based on the spouse's gender, age, smoking status, and the number of years that have passed since the rider was issued. The Spouse's Yearly Renewable Term Rider charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Spouse's Yearly Renewable Term Rider charge that applies to your Policy. You may obtain more information about your Spouse's Yearly Renewable Term Rider charge from your agent or by contacting us at the address noted on the cover page of the prospectus.

14 The minimum guaranteed and current charge for this rider assumes an Insured with the following characteristics: female, issue age 18, non-tobacco, and 0 years since the issue of the rider; the maximum guaranteed and current charge for this rider assumes an Insured with the following characteristics: male, tobacco, issue age 70, attained age 79.

15 The Purchase Option Rider charge varies based on the age of the Insured. The
   Rider charges shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Rider charges that apply to your Policy. You may obtain more information about your Rider from your agent or by contacting us at the address noted on the cover page of the prospectus.


                                                    Benefits and risks summary 6

16 The minimum guaranteed and current charge for this rider assumes an Insured with issue age 0; the maximum guaranteed and current charge for this rider assumes an Insured 16 with issue age 46.

17 The Waiver of Monthly Deduction Rider charge varies based on the Insured's age, gender, and risk class. The Rider charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Rider charge that applies to your Policy. You may obtain more information about your Rider charges from your agent or by contacting us at the address noted on the cover page of the prospectus.

18 The minimum guaranteed and current charge for the Waiver of Monthly
   Deduction Rider assumes an Insured with attained ages 0-4; the maximum guaranteed and current charge for the Waiver of Monthly Deduction Rider assumes an Insured with the following characteristics: attained age 59, male, tobacco.

19 The Children's Term Life Insurance Rider varies based on the Insured's risk class and whether a Waiver of Specified Premiums is attached to the base Policy. The Rider charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Rider charge that applies to your Policy. You may obtain more information about your Rider charges from your agent or by contacting us at the address noted on the cover page of the prospectus.

20 The minimum guaranteed and current charge for the Children's Term Life
   Insurance Rider assumes a standard class Insured and that a Waiver of Specified Premiums Rider is not attached to the base Policy; the maximum guaranteed and current charge for the Children's Term Life Insurance Rider assumes a standard class Insured and that a Waiver of Specified Premiums Rider is attached to the base Policy.

                                     * * *


   The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time you own the contract. The purpose of the table is to assist you in understanding the various costs and expenses that you will bear indirectly by investing in the subaccounts. The table reflects total operating expenses for the portfolios for the fiscal year ended December 31, 2006. Expenses of the portfolios may be higher or lower in future years than the figures stated below. For more information about the fees and expenses described in this table see the portfolio prospectuses which accompany this Prospectus.





------------------------------------------------------------------------------------------------------------------------------------
                                            Total Annual Portfolio Operating Expenses
                                  (expenses that are deducted from portfolio assets)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Minimum     Maximum
                                                                                           -------     -------
Total Annual Portfolio Operating Expenses                                                  0.47%       1.44%
(including management fees, distribution and/or service or 12b-1 fees, and other expenses)
------------------------------------------------------------------------------------------------------------------------------------



The following table shows the fees and expenses charged by each portfolio for the fiscal year ended December 31, 2006. You bear your proportionate share of all fees and expenses paid by a portfolio that corresponds to any variable investment option you are using.


   ANNUAL PORTFOLIO OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2006
                    (as a percentage of average net assets)



---------------------------------------------------------------------------------------------------
                                                                      Distribution
                                                                      and Service
                                                         Manage-        (12b-1)          Other
 Portfolio Name                                       ment Fees(1)      Fees(2)      Expenses(3)
---------------------------------------------------------------------------------------------------
 AIM Variable Insurance Funds -- Series I Shares
---------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund(6) (++)                     0.72%           --             0.30%
AIM V.I. Mid Cap Core Equity Fund(++)                 0.72%           --             0.32%
---------------------------------------------------------------------------------------------------
 The Alger American Fund -- Class O Shares
---------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio(++)                 0.71%           --             0.15%
Alger American MidCap Growth Portfolio(++)            0.76%           --             0.15%
---------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust -- Class A Shares
---------------------------------------------------------------------------------------------------
Multimanager High Yield Portfolio*                    0.58%           --             0.18%
---------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust -- Class B Shares
---------------------------------------------------------------------------------------------------
AXA Aggressive Allocation Portfolio**                 0.10%           0.25%          0.18%
AXA Conservative Allocation Portfolio**               0.10%           0.25%          0.22%
AXA Conservative-Plus Allocation Portfolio**          0.10%           0.25%          0.18%
AXA Moderate Allocation Portfolio**                   0.10%           0.25%          0.17%
AXA Moderate-Plus Allocation Portfolio**              0.10%           0.25%          0.17%
---------------------------------------------------------------------------------------------------
 Dreyfus Investment Portfolios -- Service Shares
---------------------------------------------------------------------------------------------------
Small Cap Stock Index Portfolio(++)                   0.35%           0.25%          0.01%
---------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                         Acquired          Total                      Net Total
                                                        Fund Fees        Annual       Fee Waivers      Annual
                                                           and          Expenses        and/or        Expenses
                                                        Expenses         (Before        Expense        (After
                                                       (Underlying       Expense      Reimburse-      Expense
 Portfolio Name                                       Portfolios)(4)   Limitations)     ments(5)     Limitations)
------------------------------------------------------------------------------------------------------------------------------------
 AIM Variable Insurance Funds -- Series I Shares
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund(6) (++)                     0.00%            1.02%          (0.05)%        0.97%
AIM V.I. Mid Cap Core Equity Fund(++)                 0.02%            1.06%           0.00%         1.06%
------------------------------------------------------------------------------------------------------------------------------------
 The Alger American Fund -- Class O Shares
------------------------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio(++)                   --             0.86%          (0.04)%        0.82%
Alger American MidCap Growth Portfolio(++)              --             0.91%             --          0.91%
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust -- Class A Shares
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield Portfolio*                      --             0.76%             --          0.76%
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust -- Class B Shares
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation Portfolio**                 0.91%            1.44%          (0.18)%        1.26%
AXA Conservative Allocation Portfolio**               0.67%            1.24%          (0.22)%        1.02%
AXA Conservative-Plus Allocation Portfolio**          0.72%            1.25%          (0.18)%        1.07%
AXA Moderate Allocation Portfolio**                   0.78%            1.30%          (0.17)%        1.13%
AXA Moderate-Plus Allocation Portfolio**              0.85%            1.37%          (0.17)%        1.20%
------------------------------------------------------------------------------------------------------------------------------------
 Dreyfus Investment Portfolios -- Service Shares
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Stock Index Portfolio(++)                   0.02%            0.63%           0.00%         0.63%
------------------------------------------------------------------------------------------------------------------------------------


7 Benefits and risks summary

----------------------------------------------------------------------------------------
                                                            Distribution
                                                            and Service
                                               Manage-        (12b-1)        Other
 Portfolio Name                             ment Fees(1)      Fees(2)      Expenses(3)
----------------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IA Shares
----------------------------------------------------------------------------------------
EQ/FI Mid Cap Portfolio                    0.68%            --            0.15%
EQ/Government Securities Portfolio         0.50%            --            0.22%
EQ/JPMorgan Core Bond Portfolio            0.44%            --            0.15%
EQ/Long Term Bond Portfolio                0.43%            --            0.15%
EQ/Lord Abbett Growth and Income Portfolio 0.65%            --            0.26%
EQ/Lord Abbett Mid Cap Value Portfolio     0.70%            --            0.18%
EQ/Money Market Portfolio                  0.33%            --            0.14%
----------------------------------------------------------------------------------------
EQ Advisors Trust -- Class IB Shares
----------------------------------------------------------------------------------------
All Asset Allocation Portfolio***          0.10%          0.25%           0.20%
EQ/Boston Advisors Equity Income Portfolio 0.75%          0.25%           0.15%
EQ/GAMCO Small Company Value Portfolio     0.78%          0.25%           0.14%
EQ/Montag & Caldwell Growth Portfolio      0.75%          0.25%           0.16%
EQ/PIMCO Real Return Portfolio             0.55%          0.25%           0.18%
EQ/Short Duration Bond Portfolio           0.43%          0.25%           0.14%
EQ/Small Company Growth Portfolio+         1.00%          0.25%           0.17%
EQ/UBS Growth and Income Portfolio         0.75%          0.25%           0.17%
----------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust -- Class 2 Shares
----------------------------------------------------------------------------------------
Franklin Income Securities Fund            0.46%          0.25%           0.01%
Franklin Rising Dividends Securities Fund  0.60%          0.25%           0.02%
Franklin Zero Coupon Fund -- 2010          0.60%          0.25%           0.07%
----------------------------------------------------------------------------------------
Janus Aspen Series -- Service Shares
----------------------------------------------------------------------------------------
Flexible Bond Portfolio(++)                0.55%          0.25%           0.10%
Forty Portfolio                            0.64%          0.25%           0.06%
International Growth Portfolio             0.64%          0.25%           0.07%
----------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust -- Initial Class Shares
----------------------------------------------------------------------------------------
MFS(R) Mid Cap Growth Series(++)           0.75%            --            0.15%
MFS(R) Total Return Series(7)(++)          0.75%            --            0.10%
MFS(R) Utilities Series                    0.75%            --            0.11%
----------------------------------------------------------------------------------------
Old Mutual Insurance Series Fund
----------------------------------------------------------------------------------------
Old Mutual Select Value Portfolio(++)      0.75%            --            0.21%
----------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -- Service Class Shares
----------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA      0.62%          0.25%           0.04%
Oppenheimer Main Street Fund(R)/VA(++)     0.64%          0.25%           0.02%
----------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust -- Administrative Class Shares
----------------------------------------------------------------------------------------
Global Bond Portfolio (Unhedged)(8)        0.25%            --            0.65%
StocksPLUS Growth and Income Portfolio(9)  0.30%            --            0.25%
----------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -- Class I Shares
----------------------------------------------------------------------------------------
U.S. Real Estate Portfolio(++)             0.74%            --            0.27%
----------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                                Acquired          Total                      Net Total
                                               Fund Fees        Annual       Fee Waivers      Annual
                                                  and          Expenses        and/or        Expenses
                                               Expenses         (Before        Expense        (After
                                              (Underlying       Expense      Reimburse-      Expense
 Portfolio Name                             Portfolios)(4)   Limitations)     ments(5)     Limitations)
--------------------------------------------------------------------------------------------------------
EQ Advisors Trust -- Class IA Shares
--------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Portfolio                      --             0.83%          (0.08)%        0.75%
EQ/Government Securities Portfolio           --             0.72%             --          0.72%
EQ/JPMorgan Core Bond Portfolio              --             0.59%           0.00%         0.59%
EQ/Long Term Bond Portfolio                  --             0.58%           0.00%         0.58%
EQ/Lord Abbett Growth and Income Portfolio   --             0.91%          (0.16)%        0.75%
EQ/Lord Abbett Mid Cap Value Portfolio       --             0.88%          (0.08)%        0.80%
EQ/Money Market Portfolio                    --             0.47%             --          0.47%
--------------------------------------------------------------------------------------------------------
EQ Advisors Trust -- Class IB Shares
--------------------------------------------------------------------------------------------------------
All Asset Allocation Portfolio***          0.72%            1.27%          (0.20)%        1.07%
EQ/Boston Advisors Equity Income Portfolio   --             1.15%          (0.10)%        1.05%
EQ/GAMCO Small Company Value Portfolio       --             1.17%           0.00%         1.17%
EQ/Montag & Caldwell Growth Portfolio        --             1.16%          (0.01)%        1.15%
EQ/PIMCO Real Return Portfolio               --             0.98%          (0.08)%        0.90%
EQ/Short Duration Bond Portfolio             --             0.82%           0.00%         0.82%
EQ/Small Company Growth Portfolio+           --             1.42%          (0.12)%        1.30%
EQ/UBS Growth and Income Portfolio           --             1.17%          (0.12)%        1.05%
--------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust -- Class 2 Shares
--------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund              --             0.72%             --          0.72%
Franklin Rising Dividends Securities Fund  0.01%            0.88%          (0.01)%        0.87%
Franklin Zero Coupon Fund -- 2010            --             0.92%             --          0.92%
--------------------------------------------------------------------------------------------------------
Janus Aspen Series -- Service Shares
--------------------------------------------------------------------------------------------------------
Flexible Bond Portfolio(++)                  --             0.90%           0.00%         0.90%
Forty Portfolio                              --             0.95%             --          0.95%
International Growth Portfolio               --             0.96%             --          0.96%
--------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust -- Initial Class Shares
--------------------------------------------------------------------------------------------------------
MFS(R) Mid Cap Growth Series(++)             --             0.90%           0.00%         0.90%
MFS(R) Total Return Series(7)(++)            --             0.85%          (0.02)%        0.83%
MFS(R) Utilities Series                      --             0.86%           0.00%         0.86%
--------------------------------------------------------------------------------------------------------
Old Mutual Insurance Series Fund
--------------------------------------------------------------------------------------------------------
Old Mutual Select Value Portfolio(++)        --             0.96%          (0.02)%        0.94%
--------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -- Service Class Shares
--------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA        --             0.91%           0.00%         0.91%
Oppenheimer Main Street Fund(R)/VA(++)       --             0.91%           0.00%         0.91%
--------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust -- Administrative Class Shares
--------------------------------------------------------------------------------------------------------
Global Bond Portfolio (Unhedged)(8)          --             0.90%           0.00%         0.90%
StocksPLUS Growth and Income Portfolio(9)    --             0.55%           0.00%         0.55%
--------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -- Class I Shares
--------------------------------------------------------------------------------------------------------
U.S. Real Estate Portfolio(++)               --             1.01%           0.00%         1.01%
--------------------------------------------------------------------------------------------------------



* This is the investment option's new name effective on or about May 29, 2007, subject to regulatory approval. Please see "The Portfolios" later in this Prospectus for the invest ment option's former name.

** This investment option will be available on or about June 18, 2007, subject to regulatory approval.

*** This is the investment option's new name effective on or about July 9, 2007, subject to regulatory approval. Please see "The Portfolios" later in this Prospectus for the investment option's former name.

+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this Prospectus for more information.

++ Please see the supplement included with this Prospectus regarding the planned substitution or merger of this Portfolio.

(1) The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote 5 for any expense limitation agreement information.

(2) Portfolio shares are all subject to fees imposed under the distribution plans (the " Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the investment company Act of 1940. For the portfolios of AXA Premier VIP Trust and EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the policies.


                                                    Benefits and risks summary 8

(3) Other expenses shown are those incurred in 2006. The amounts shown as "Other expenses" will fluctuate from year to year depending on actual expenses. See footnote 5 for any expense limitation agreement.



(4) Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolio(s) in which it invests. The fees and expenses are based on the respective weighted investment allocation as of 12/31/06. A "-" indicates that the listed portfolio does not invest in underlying portfolios.

(5) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each portfolio. The absence of an applicable expense limitation is indicated by a dash ("--"). That the expense limitation arrangement did not result in a fee waiver or reimbursement is indicated by "0.00%." AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain portfolios, which are effective through April 30, 2008. Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits each affected portfolio's total annual expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than specified amounts. Therefore, each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. AIM Variable Insurance Funds' advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense of short sales;
     (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2008. For the fiscal year ending December 31, 2007, Old Mutual Capital has contractually agreed to waive that portion, if any, of the annual management fees payable by the Old Mutual Select Value Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses (excluding interest, taxes, brokerage and extraordinary expense) do not exceed 0.94%. Old Mutual Capital may be entitled to reimbursement of any fees waived pursuant to this arrangement in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 0.94%. Old Mutual Capital and Liberty Ridge Capital, Inc., the Portfolio's previous advisor, have agreed to not seek reimbursement for fees previously waived by Liberty Ridge. PIMCO has contractually agreed, for the current fiscal year (12/31), to reduce net annual portfolio expenses for the Global Bond Portfolio and the StocksPLUS Growth and Income Portfolio, respectively, to the extent such expenses would exceed, due to the payment of Trustee's fees, 0.90% and 0.65% of their respective average daily net assets. Under each of the respective Expenses Limitation Agreements, which renews annually unless terminated by PIMCO upon 30 days' notice, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. In addition, certain investment managers have voluntarily agreed to reduce their management fee and/or reimburse the portfolio so that total annual operating expenses of a portfolio (exclusive of investment-related expenses such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. These investment managers reserve the right to terminate any such waivers and/or reimbursements at any time without notice. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of EQ Advisors Trust and MFS(R) Variable Insurance Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements, plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expense would be as shown in the table below:



--------------------------------------------------------------------------------
 Portfolio Name
--------------------------------------------------------------------------------
   EQ/FI Mid Cap Portfolio                      0.72%
   EQ/Lord Abbett Growth and Income Portfolio   0.74%
   EQ/GAMCO Small Company Value Portfolio       1.16%
   EQ/Montag & Caldwell Growth Portfolio        1.13%
   EQ/UBS Growth and Income Portfolio           1.03%
--------------------------------------------------------------------------------



(6) Through December 31, 2009, for the AIM V.I. Basic Value Fund, the advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion). The fee waiver reflects this agreement.

(7) The fund's management fee as set forth in its Investment Advisory Agreement is 0.75% of average daily net assets annually. MFS has agreed in writing to reduce its management fee to 0.65% on average daily net assets in excess of $3 billion. For the fund's most recent fiscal year, the effective management fee was 0.73% of average daily net assets. This written agreement will remain in effect until modified by the fund's Board of Trustees.

(8) "Other Expenses" reflect an administrative fee of 0.50% and a servicing fee of 0.15%.

(9) "Other Expenses" reflect an administrative fee of 0.10% and a servicing fee of 0.15%.


We offer other variable life insurance policies which may also invest in the same (or many of the same) Fund Portfolios offered under the Policy. These policies may have different charges that could affect their subaccounts performing and they may offer different benefits.


9 Benefits and risks summary

2. Who is MONY Life Insurance Company?

--------------------------------------------------------------------------------

MONY LIFE INSURANCE COMPANY
We are MONY Life Insurance Company (the "Company"), a New York stock life insurance corporation organized in 1842. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and MONY Holdings, LLC. The Company is obligated to pay all amounts that are promised to be paid under the policies. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $795 billion in assets as of December 31, 2006. The Company is licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


On July 8, 2004, AXA Financial, Inc. acquired The MONY Group Inc., which was, prior to that date, the parent company of the Company. The process of integrating the business operations of the Company with those of AXA Financial was completed in 2005.



HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our processing office as listed below for the purposes described. Please refer to "Telephone/Fax/Web Transactions" for effective dates for processing telephone, Internet, and facsimile requests, later in this prospectus. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.




--------------------------------------------------------------------------------
 BY MAIL:
--------------------------------------------------------------------------------



For policy owner inquiries, write our Operations Center:
MONY Life Insurance Company
Policyholder Services
100 Madison Street
Syracuse, New York 13202



--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------



Our automated voice response system is normally available seven days a week, 24 hours a day at 1-800-487-6669. Customer service representatives are available weekdays from 9AM to 5PM, Eastern Time.



--------------------------------------------------------------------------------
 BY INTERNET:
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
If you are an AXA Advisors client, our Website is www.axaonline.com. All other clients may access EQAccess by visiting our other Website at www.axa-equitable.com. Our Websites provide access to account information and customer service. After enrolling and setting up a password, you can view account details, perform certain transactions, print customer service forms and find answers to Frequently Asked Questions (FAQs).

You can also change your allocation percentages, transfer among investment options, make a payment, request a loan, and/or change your address (1) by toll-free phone, (2) over the Internet, through EQAccess, or (3) by writing our Operations Center. For more information about the transaction requests you can make by phone, fax or internet, see "Telephone/Fax/Web Transactions" later in this prospectus.
                      ----------------------------------

MONY VARIABLE ACCOUNT L

We established MONY Variable Account L as a separate account under New York law on November 28, 1990. We divided the Variable Account into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio of the Funds.

The assets in the Variable Account belong to us. Assets equal to the reserves and other liabilities of the Variable Account will not be charged with liabilities that arise from any other business that we conduct. Realized or unrealized income gains or losses from assets allocated to the Variable Account and of each subaccount are credited to or charged against the Variable Account and that subaccount without regard to other income, gains or losses of the Company. We reserve the right to credit or charge a subaccount in a different manner if required, or appropriate, by reason of a change in law. We may from time to time transfer to our General Account, assets which exceed the reserves and other liabilities of the Variable Account.


CHANGES TO THE VARIABLE ACCOUNT

We may add new subaccounts that are not available under the Policy. We may substitute a portfolio for another portfolio of that Fund or of another Fund, if in our judgment, the portfolio no longer suits the purposes of the Policy due to a change in its investment objectives or restrictions. The new portfolio may have higher fees and charges than the one it replaced, and not all portfolios may be available to all classes of Policies. No substitution may take place without prior notice


                                         Who is MONY Life Insurance Company?  10
to you and prior approval of the SEC and insurance regulatory authorities, to the extent required by the Investment Company Act of 1940 (the "1940 Act") and applicable law.

We may also, where permitted by law:

o  combine the Variable Account with any of our other separate accounts;

o  deregister the Variable Account under the 1940 Act; and

o  operate the Variable Account as a management company under the 1940 Act.

We will notify you of any changes we make. No material change in the investment policy of the Variable Account will be made without prior concurrence of pertinent regulatory authorities. We will notify the owner of any proposed change in the investment policy of the Variable Account. If the Owner objects to the change, he or she may exchange or transfer the entire amount of Fund Value in the subaccounts to the Guaranteed Interest Account. Election of this exchange transfer will change the Policy to a policy that is not dependent upon the investment results of a separate account. For more information regarding the exchange transfer option, you should refer to your policy or contact your agent.


11  Who is MONY Life Insurance Company?

3. The Portfolios

--------------------------------------------------------------------------------
Although the investment objectives and policies of certain Funds or their portfolios are similar to the investment objectives and policies of other Funds or portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other Fund or portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, expenses, and other factors all contribute to differences in performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds or portfolios available through the policy may have names similar to Funds or portfolios not available through the policy. The performance of any Fund or portfolio not available through the policy is not indicative of performance of the similarly named Fund or portfolio available through the Policy.



The AXA Allocation Portfolios offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this contract, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your policy. In addition, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features including those optional benefits that restrict allocations to the AXA Allocation Portfolios. Please see "Variety of investment options" under "Policy benefits" for more information about your role in managing your allocations.

The following table lists the portfolios that correspond to the subaccounts of MONY Variable Account L that are available to you under the policy, their objective, and the names of the portfolio investment adviser and sub-advisers, as applicable. Before you choose a subaccount to which to allocate your net premium payments and to transfer Fund Value, carefully read the prospectus for each Fund, along with this prospectus. Please call your agent or our Operations Center to obtain Fund prospectuses. There is no assurance that any of the portfolios will meet objectives. We do not guarantee any minimum value for amounts allocated to MONY Variable Account L. You bear the investment risk of investing in the portfolios. Also, please note that AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                Objective                                                  applicable)
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST--CLASS A SHARES(*)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD(1)     High total return through a combination of current         o Pacific Investment Management Company
                               income and capital appreciation.                             LLC
                                                                                          o Post Advisory Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST--CLASS B SHARES
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION**    Seeks long-term capital appreciation.                      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCA-       Seeks a high level of current income.                      o AXA Equitable
 TION**
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS          Seeks current income and growth of capital, with a         o AXA Equitable
 ALLOCATION**                  greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION**      Seeks long-term capital appreciation and current income.   o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS              Seeks long-term capital appreciation and current income,   o AXA Equitable
 ALLOCATION**                  with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST--CLASS 1A SHARES
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                  Seeks long-term growth of capital.                         o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES       Seeks to maximize income and capital appreciation          o BlackRock Financial Management Inc.
                               through investment in the highest credit quality debt
                               obligations.
------------------------------------------------------------------------------------------------------------------------------------



                                                              The Portfolios 12


------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                Objective                                                  applicable)
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST--CLASS 1A SHARES
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN CORE BOND         Seeks to provide a high total return consistent with mod-  o JPMorgan Investment Management Inc.
                               erate risk to capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND              Seeks to maximize income and capital appreciation
                               through investment in long-maturity debt obligations.      o BlackRock Financial Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      Capital appreciation and growth of income without          o Lord, Abbett & Co. LLC
 INCOME                        excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   Capital appreciation.                                      o Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve   o The Dreyfus Corporation
                               its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST--CLASS 1B SHARES
------------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION***        Seeks long-term capital appreciation and current income.   o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      Seeks a combination of growth and income to achieve an     o Boston Advisors, LLC
 INCOME                        above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY         Seeks to maximize capital appreciation.                    o GAMCO Asset Management, Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Seeks to achieve capital appreciation.                     o Montag & Cadwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN           Seeks maximum real return consistent with preservation     o Pacific Investment Management Company,
                               of real capital and prudent investment management            LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND         Seeks current income with reduced volatility of principal. o BlackRock Financial Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY GROWTH+       Seeks to achieve capital appreciation.                     o Bear Stearns Asset Management Inc.
                                                                                          o Eagle Asset Management, Inc.
                                                                                          o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME       Seeks to achieve total return through capital appreciation o UBS Global Asset Management
                               with income as a secondary consideration.                    (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND(++)  Long-term growth of capital.                               o A I M Advisor, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY   Long-term growth of capital.                               o A I M Advisor, Inc.
 FUND(++)
------------------------------------------------------------------------------------------------------------------------------------
 THE ALGER AMERICAN FUND -- CLASS O SHARES
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN BALANCED        Seeks current income and long-term capital appreciation.   o Fred Alger Management, Inc.
 PORTFOLIO(++)
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP          Seeks long-term capital appreciation.                      o Fred Alger Management, Inc.
 GROWTH PORTFOLIO(++)
------------------------------------------------------------------------------------------------------------------------------------
 DREYFUS INVESTMENT PORTFOLIOS -- SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP STOCK INDEX          Seeks to match the performance of S&P Small Cap 600        o The Dreyfus Corporation
 PORTFOLIO(++)                   Index.
------------------------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2 SHARES
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES     Seeks to maximize income while maintaining prospects       o Franklin Advisers, Inc.
 FUND                          for capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------


13 The Portfolios

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                Objective                                                  applicable)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST--CLASS 2 SHARES
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS      Seeks long-term capital appreciation, with preservation    o Franklin Advisory Services, LLC
 SECURITIES FUND               of capital as an important consideration.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN ZERO COUPON           Seeks as high an investment return as is                   o Franklin Advisers, LLC
 FUND-2010                     consistent with capital preservation.
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES -- SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE BOND PORTFOLIO(++)    Seeks to obtain maximum total return, consistent with      o Janus Capital Management LLC
                               preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
FORTY PORTFOLIO                Seeks long-term growth of capital.                         o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH           Seeks long-term growth of capital.                         o Janus Capital Management LLC
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE INSURANCE TRUST(SM) -- INITIAL CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) MID CAP GROWTH          Seeks capital appreciation.                                o Massachusetts Financial Services
 SERIES(++)                                                                                 Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES(++) Seeks total return.                                        o Massachusetts Financial Services Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES        Seeks total return.                                        o Massachusetts Financial Services Company
------------------------------------------------------------------------------------------------------------------------------------
 OLD MUTUAL INSURANCE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
OLD MUTUAL SELECT VALUE        Seeks to provide long-term growth of capital and income.   o Old Mutual Capital, Inc. (subadvised by
 PORTFOLIO(++)                 Current income is a secondary objective.                     Liberty Ridge Capital, Inc.)
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS -- SERVICE CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL             Seeks long-term capital appreciation by investing a sub-   o OppenheimerFunds, Inc.
 SECURITIES FUND/VA            stantial portion of its assets in securities of foreign
                               issuers, "growth-type" companies, cyclical industries and
                               special situtations that are considered to have apprecia-
                               tion possibilities.
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET        Seeks high total return (which includes growth in the      o OppenheimerFunds, Inc.
 FUND(R)/VA(++)                value of its shares as well as current income) from
                               equity and debt securities.
------------------------------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
PIMCO GLOBAL BOND PORTFOLIO    Seeks to maximize total return, consistent with            o Pacific Investment Company LLC
 (UNHEDGED)                    preservation of capital and prudent investment
                               management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO STOCKSPLUS GROWTH        An enhanced S&P 500 index strategy that seeks total        o Pacific Investment Company LLC
 AND INCOME PORTFOLIO          return, which exceeds the return of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
------------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE               The Portfolio seeks to provide above average current       o Morgan Stanley Investment Management
  PORTFOLIO(++)                income and long-term capital appreciation by investing       Inc.
                               primarily in equity securities of companies in the
                               U.S. real estate industry, including real estate
                               investment trusts.
------------------------------------------------------------------------------------------------------------------------------------



* This portfolio information reflects the portfolio's name change effective on or about May 29, 2007, subject to regulatory approval. The chart below reflects the portfolio's name in effect, until on or about May 29, 2007. The number in the "FN" column corresponds with the number contained in the table above.




   -----------------------------------------------------------------------------
   FN          Portfolio Name until May 29, 2007
   -----------------------------------------------------------------------------
   (1)         AXA Premier VIP High Yield
   -----------------------------------------------------------------------------






** The investment option will be available on or about June 18, 2007, subject to regulatory approval.

*** This portfolio information reflects the portfolio's name change effective on or about July 9, 2007, subject to regulatory approval. The portfolio's name in effect, until on or about July 9, 2007, is EQ/Enterprise Moderate Allocation.


+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the prospectus for more information.


(++) Please see the supplement included with this Prospectus regarding the planned substitution or merger of this Portfolio.


                                                               The Portfolios 14

You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. Share classes, where applicable, are defined in the corresponding Fund prospectus. The prospectuses for the Fund contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Fund prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-487-6669.



15 The Portfolios

YOUR RIGHT TO VOTE PORTFOLIO SHARES

As required by law, we will vote portfolio shares held in the Variable Account at any regular and special meetings of the shareholders of the Funds. We will exercise these voting rights based on the instructions received from Owners having the voting interest in corresponding subaccounts of the Variable Account. We may elect to vote the shares of the Funds in our own right if the 1940 Act or any regulations thereunder is amended, and as a result, we determine that it is permitted to vote the shares of the Funds in our right.

We will determine the number of votes which you have the right to cast by dividing your Fund Value in a subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number of Owner votes will be determined as of the date we set. However, such date will not be more than 90 days before the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the SEC, we reserve the right to determine the voting rights in a different fashion. You may cast your voting instructions in person or by proxy.


We will vote portfolio shares for which we received no timely instructions in proportion to the voting instructions which are received for all Policies participating in that subaccount. One result of proportional voting is that a small number of policy owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.


DISREGARD OF VOTING INSTRUCTIONS

We may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, we may disregard voting instructions of changes initiated by Owners or the investment adviser (or portfolio manager) of a portfolio. Our disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on us. If we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next report to Owners.


                                                              The Portfolios  16

4. The Guaranteed Interest Account

--------------------------------------------------------------------------------

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guaranteed Interest Account or our General Account under the Securities Act of 1933 or under the 1940 Act. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, please see your Policy.

You may allocate all or a portion of your net premiums and transfer Fund Value to our Guaranteed Interest Account. Amounts allocated to the Guaranteed Interest Account become part of the General Account, which supports insurance and annuity obligations. The amounts allocated to the General Account are subject to the liabilities arising from the businesses we conduct. Subject to applicable law, we have sole discretion over the investment of the assets of the General Account.

We guarantee that we will credit the Fund Value in the Guaranteed Interest Account with a minimum interest rate of 0.0107% compounded daily, for a minimum effective annual rate of 4%. We may, in our sole discretion, declare current interest in excess of the 4% effective annual rate. We may declare excess interest based on such factors including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. We cannot predict or guarantee future excess interest rates.

Before the beginning of each calendar month, we will declare an interest rate. The declared rate will apply to premium payments and transfers into the Guaranteed Interest Account made during the calendar month. To obtain the rate, please contact your agent. The calendar year and month the payment or transfer is made determines the "generation" of such monies. The current interest may be credited from the date of the payment or transfer for a period of 12 months beginning the first day of the monthly generation to which the payment or transfer is assigned. After the first 12 months, a renewal interest rate may be declared for a new 12-month period. At the end of the renewal period, all monies will earn an interest rate which is declared monthly and applies for a one-month period. Any rate we declare in excess of the minimum interest rate may be changed or discontinued by us at anytime after it is declared, but such change or discontinuance will only affect the crediting of interest that accrues after the change or discontinuance.

We bear the full investment risk for the Fund Value allocated to the Guaranteed Interest Account.


17  The Guaranteed Interest Account

5. The Policy

--------------------------------------------------------------------------------

We designed the Policy to meet the needs of individuals as well as for corporations who provide coverage and benefits for key employees.


APPLYING FOR A POLICY

To purchase a Policy, you must complete an application and then have your agent submit it to us at our Operations Center. After you have done this, it can sometimes take several weeks for us to gather and evaluate the information we need to decide whether to issue a Policy to you and if so, what the Insured's risk class should be. After we approve an application for a Policy and assign the appropriate risk class, we will prepare the Policy for delivery.

You must pay an initial premium of a sufficient amount before or at the time we deliver your Policy. (If you submit your initial premium with your application, we will place your premium in our General Account where it will earn interest at an effective annual rate of at least 4%). See "Premiums." Coverage generally becomes effective on the Policy Date. We will not pay a Death Benefit before the Policy Date unless temporary insurance coverage, as discussed below, was in effect.

We will issue a Policy covering an Insured who is up to and including age 85, providing we receive evidence of insurability that satisfies us. If a qualified plan will own the Policy, the Insured cannot be less than 18 years old or more than 70 years old. Required evidence of insurability may include, among other things, a medical examination of the Insured. We may reject an application for any lawful reason.


TEMPORARY INSURANCE COVERAGE

You may apply for temporary insurance coverage. To be eligible for such coverage, you must complete, sign and deliver the application (including Part 2, if required) to us, submit at least the Minimum Monthly Payment along with your application, and satisfactorily answer several health questions. Provided all these conditions are met and the statements and answers made in all parts of the application are true and complete when the premium is paid, then coverage shall take effect on the later of the date the Minimum Monthly Premium is paid or, if Part 2 is required, on the date that Part 2 is completed. However, if you should die as a result of an accidental bodily injury, directly and independently of all other causes, before a required Part 2 is completed, but after all the other above conditions have been met, then the temporary insurance will be deemed to have been in effect. Temporary insurance coverage will end on the earliest of:

o the policy release date (i.e., the date we authorize the Policy to be delivered to you), if the Policy is issued as applied for; or

o the 30th day after the policy release date or the date the Policy takes effect, if the Policy is issued other than as applied for or if sooner, when that Policy is either accepted or refused; or

o the 5th day after we mail a notice declining the application and enclosing a refund on any premium paid; or

o  the 90th day after the date of Part 1 of the application.

We will pay a Death Benefit if the Insured dies during the period of temporary coverage. This Death Benefit will be:

1. the insurance coverage applied for (including any optional riders) up to $1,000,000 less

2. the deductions from premium and the monthly deduction due prior to the date of death.

We hold the premiums paid for temporary insurance coverage in our General Account until the policy release date. If we issue the Policy, we will apply these amounts to your Policy. Please contact your agent and see the Statement of Additional Information for more information about temporary insurance coverage rates based on a younger insurance age.


BACKDATING

We will not backdate a Policy for more than six months (a shorter period is required in certain states) before the date of your application. For a backdated Policy, Monthly Deductions will begin on the backdated Policy Date. You therefore will incur charges before you otherwise would have if you had not backdated your Policy, and your initial premium payment must be in an amount sufficient to cover the extra Monthly Deduction charges for the backdating period.


OWNER

You have all of the rights and benefits under the Policy while the Insured is living. These rights include the right to change the Beneficiary, to assign the Policy, to transfer Fund Value, or make full or partial surrenders. Assigning the Policy, and full and partial surrenders may have tax consequences.


CANCELING THE POLICY

You may cancel a Policy during the "Right to Return Policy" period by returning it to us at our Operations Center, or to the agent who sold it, and receive a refund of the full amount of the premium paid. The Right to Return Policy period runs for 10 days after you receive the Policy.


                                                                  The Policy  18

6. Premiums

--------------------------------------------------------------------------------

GENERAL

We will usually credit your initial premium payment to the Policy on the later of the date we approve your Policy or the date we receive your payment. We will credit any subsequent premium to the Policy on the Business Day we receive it at our Operations Center. If you submit your premium payment to your agent, we will not begin processing the premium payment until we have received it from your agent's selling firm.

If you have selected the Guideline Premium/Cash Value Corridor Test, the total premiums you pay, less partial surrenders, may not exceed guideline premium limitations for the insurance set forth in the Internal Revenue Code of 1986, as amended (the "Code"). We may reject any premium, or any portion of a premium, that would result in the Policy being disqualified as life insurance under the Code. Further, we reserve the right to reject all or a portion of any premium payment if part (b) (Fund Value on the date of the Insured's death multiplied by a death benefit percentage) under either Death Benefit Option 1 or Death Benefit Option 2 is in effect.

We will promptly refund any rejected premium. We will tell you before we process a transaction, whether once we process the transaction, your Policy is in jeopardy of becoming a modified endowment contract under the Code.


INITIAL PREMIUM

You must pay an amount equal to at least the Minimum Monthly Premium to put the Policy in effect. However, if you want to pay premiums less often than monthly, the premium required to put the Policy in effect is equal to the Minimum Monthly Premium multiplied by 12 divided by the frequency of the scheduled premium payments.

We base your Minimum Monthly Premium on a number of factors. These factors include:

1. your Specified Amount;

2. any riders you added to the Policy; and

3. the Insured's age, smoking status, gender (unless unisex rates apply), and risk class.

We show the Minimum Monthly Premium in your Policy. After you pay this initial premium, subject to the limitations described below, you may choose the amount and frequency of premium payments to reflect your varying financial conditions.

TAX-FREE "SECTION 1035" EXCHANGES

You can generally exchange one life insurance policy for another on the life of the same insured in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy and there will be a new Surrender Charge for this Policy and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

SCHEDULED PREMIUMS

Your initial Minimum Monthly Premium is the only premium payment you must make under the Policy. However, you greatly increase your risk of Policy termination if you do not regularly pay premiums at least as large as the Minimum Monthly Premium. Paying your Minimum Monthly Premiums will not necessarily keep your Policy in force. Additional premiums may be necessary to keep the Policy in force.

You may make your premium payments according to the schedule you established when you applied for the Policy. This scheduled premium payment provides for the payment of level premiums at fixed intervals over a specified period of time, and equals, at least, the Minimum Monthly Premium multiplied by 12 divided by the scheduled premium payment frequency. We will send you a premium reminder notice for the scheduled premium payment amount on an annual, semiannual or quarterly basis, at your option.

You should consider changing the amount of your scheduled premium payments if:

o  you change your Specified Amount;

o  you change your Death Benefit option;

o  you change or add a rider;

o you take a partial surrender when you have elected Death Benefit Option 1 (see "Death Benefit"); or

o  you select subaccounts that experience adverse investment performance.

You can change the amount and interval of payment of scheduled premiums at any time by writing us at our Operations Center. However, the new payment interval must satisfy our rules in use at the time of the change.

We will issue an endorsement to your Policy after an increase in Specified Amount that will provide you with the increased Minimum Monthly Premium amount.



ELECTRONIC PAYMENTS

You may have your bank automatically pay your premiums to us. If you authorize us, we will withdraw premiums from your bank account each month by electronic funds transfer. Based on your Policy Date, we may


19  Premiums
require that up to two Minimum Monthly Premiums be paid in cash before premiums may be paid by electronic funds transfer to the Company.


UNSCHEDULED PREMIUMS

In general, you may make premium payments at any time and in any amount. However, we may reject or limit any unscheduled premium payment that would result in an immediate increase in the Death Benefit payable, unless you provide us with satisfactory evidence of insurability at the time of payment. If satisfactory evidence of insurability is not received, we may return the payment in whole or in part. In addition, we will reject all or a part of a premium payment and return it to you if the premium would exceed the maximum premium limitations prescribed by the federal income tax law definition of life insurance.

REPAYMENT OF OUTSTANDING DEBT

We will treat payments you send to us as premium payments, and not as repayment of Outstanding Debt, unless you request otherwise. If you request that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be applied to your Fund Value as a premium payment. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.

ALLOCATING PREMIUMS

When you apply for a Policy, you specify the percentage of your net premium payments we are to allocate to the subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, no allocation may be for less than 5% of a net premium, and allocation percentages must total 100%. You may change your allocations at any time by writing or calling our Operations Center. The change will apply to your net premium payments on the Business Day we receive your instructions.

We will allocate your initial premium payment to our General Account until the end of the "Right to Return Policy" period. At the end of that period, we will transfer your Net Premium to the subaccounts and/or Guaranteed Interest Account you designated. After the "Right to Return Policy" period, we will allocate your net premiums to the subaccounts and/or Guaranteed Account on the Business Day that we receive the premium payment.

You may also elect to change allocation instructions for future premiums via the web by completing a transaction authorization form online at www.AXAOnline.com. See "Payments and telephone/facsimile/web transactions".

If you make an unscheduled premium payment, you may specify an allocation choice that differs from your allocation choice for your scheduled premium payments. This choice will not change your allocation choice for future scheduled premiums. Your allocation must be whole numbers only, each allocation must be for at least 5% of the unscheduled net premium, and the total must be 100% of the unscheduled net premium.

                                                                    Premiums  20

7. How your Fund Value varies

--------------------------------------------------------------------------------

FUND VALUE

Fund Value is the entire amount we hold under your Policy for you. Fund Value serves as the starting point for calculating certain values under a Policy. It is the sum of the total amount under the Policy in each subaccount, the amount held in the Guaranteed Interest Account, and the amount held in the Loan Account. We determine Fund Value first on your Policy Date, and after that, on each Business Day. Your Fund Value will vary to reflect the performance of the subaccounts to which you have allocated amounts and interest we credit on amounts in the Guaranteed Interest Account, and will also vary to reflect Outstanding Debt, charges for the Monthly Deduction, mortality and expense risk charges, partial surrenders, and loan repayments. Your Fund Value may be more or less than the premiums you paid.


CASH VALUE

Your Cash Value on any Business Day is the Fund Value reduced by any surrender charge and any Outstanding Debt.


SUBACCOUNT VALUES

On any Business Day, the value of a subaccount equals the number of Units we credit to the Policy multiplied by the Unit value for that Day. We make the calculation before the purchase or redemption of Units on that Day.

Every time you allocate or transfer money to or from a subaccount, we convert that dollar amount into Units. When you make allocations to a subaccount, either by premium allocation, transfer of Fund Value, transfer of loan interest from the General Account, or repayment of a loan, we credit your Policy with Units in a subaccount. When we assess the Monthly Deduction, and when you take a loan, a partial surrender, or transfer from a subaccount, we decrease the number of Units you hold in a subaccount.


SUBACCOUNT UNIT VALUE

The unit value of each subaccount on its first Business Day was set at $10.00. To determine the unit value of a subaccount on any later Business Day, the Company takes the prior Business Day's Unit Value and multiplies it by the Net Investment Factor for the current Business Day. The New Investment Factor is used to measure the investment performance of a subaccount from one Business Day to the next. The Net Investment factor for each subaccount equals:

(1) the net asset value per share of each portfolio held in the subaccount at the end of the current Business Day, plus the share amount of any dividend or capital gains distributed by the portfolio held in the subaccount on the current Business Day, divided by

(2) the net asset value per share of each portfolio held in the subaccount at the end of the prior Business Day, minus

(3) the daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

The unit value of these subaccounts may increase, decrease or remain the same from Business Day to Business Day. The unit value depends on the investment performance of the portfolio of the Fund in which the subaccount invests and any expenses and charges deducted from MONY Variable Account L. The Owner bears the entire investment risk. Owners should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.


GUARANTEED INTEREST ACCOUNT VALUE

On any Business Day, Fund Value in the Guaranteed Interest Account is:

o the accumulated value with interest on the net premiums allocated and amounts transferred to, the Guaranteed Interest Account before that Day; minus

o withdrawals from the Guaranteed Interest Account before that Day for any partial surrender and its fee, any amounts transferred from the Guaranteed Interest Account and the transfer charge, if any, and any Monthly Deductions.

21  How your Fund Value varies

8. Transfers

--------------------------------------------------------------------------------

After the Right to Return Policy period has ended, you may transfer all or a portion of your Fund Value between and among the subaccounts of the Variable Account and the Guaranteed Interest Account subject to certain conditions. Transfers from a subaccount will take effect at the end of the Business Day we receive your request at our Operations Center. Transfers from the Guaranteed Interest Account will take effect on the policy anniversary, or if later, on the Business Day that falls on, or next follows, the date we receive your request at our Operations Center. You may also elect to transfer Fund Value via the web by completing a transaction authorization form online at www.AXAOnline.com. See "Payments and telephone/facsimile/web transactions". We may postpone transfers to, from, or among the subaccounts under certain circumstances. See "Transfers by third parties" and "Payments and telephone/facsimile/web transactions."

We restrict transfers from the Guaranteed Interest Account. You may only transfer Fund Value from the Guaranteed Interest Account once each Policy Year. We must receive your request to transfer Fund Value from the Guaranteed Interest Account within 10 days before or 30 days after a policy anniversary.

When thinking about a transfer of Fund Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. We consider a request for a transfer to be one transaction. We may charge for transfers. See "Charges and Deductions."


Please see "Variety of investment options" under "Policy benefits" in "Benefits and risks summary" for more information about your role in managing your allocations.



TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give a third party the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of Fund Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds, and the managements of the Funds share this position.

Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple Owners, we may not honor such transfers. We will notify you in writing if we do not process a transfer request. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the Owners in whose names they have been submitted. These procedures will not, however, prevent Owners from making their own transfer requests.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.




                                                                   Transfers  22

We offer subaccounts with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (the "affiliated trusts"), as well as subaccounts with underlying portfolios of outside trusts with which AXA Equitable has entered into participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.


When a policy owner is identified as having engaged in a potentially disruptive transfer for the first time under the policy, a letter is sent to the policy owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. The current and any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, no trust available under the policy had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.


Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



23  Transfers

9. Death Benefits

--------------------------------------------------------------------------------

As long as your Policy is in effect and before the maturity date, we will pay the Death Benefit proceeds upon receipt at our Operations Center of satisfactory proof of the Insured's death. We may postpone payment of the death benefit under certain conditions. See "Payments and telephone/facsimile/web transactions." We will pay the proceeds to the Beneficiary.


AMOUNT OF DEATH BENEFIT PROCEEDS PAYABLE

The amount of Death Benefit proceeds payable equals:

1. the Policy's Death Benefit; plus

2. any insurance proceeds provided by rider; less

3. any Outstanding Debt, and if the death of the Insured occurs dur ing any period for which a Monthly Deduction has not been made, any Monthly Deduction that may apply to that period, including the deduction for the month of death.

Under certain circumstances, we may further adjust the amount of the Death Benefit proceeds payable. See "Incontestability," and "Misstatement of age or sex," and "Suicide exclusion."


DEATH BENEFIT OPTIONS

When you apply for the Policy, you have to make three choices about your Death Benefit. First, you must select the death benefit compliance test; second you must tell us how much life insurance you want on the Insured; and finally, you must select a Death Benefit option.

The Policy must satisfy alternative death benefit compliance tests to qualify as life insurance under section 7702 of the Code: the Cash Value Accumulation Test or the Guideline Premium/Cash Value Corridor Test. Each test effectively requires that the Policy's Death Benefit, plus any outstanding loans and accrued interest thereon, and any unpaid Monthly Deductions, always be equal to or greater than the Fund Value multiplied by a certain death benefit percentage. Under the Cash Value Accumulation test, the death benefit percentages vary by Insured's attained age, gender and smoking status and in general, will not limit the amount you can pay into the Policy; under the Guideline Premium/Cash Value Corridor Test, the death benefit percentages vary by the Insured's attained age, and will limit the amount you pay into the Policy. Your minimum Death Benefit will generally be larger should you select the Cash Value Accumulation Test, while your Fund Value will generally be greater in the long term under the Guideline Premium/Cash Value Corridor Test because your amount at risk will be lower which may result in lower cost of insurance charges in later Policy Years. In most situations, the Death Benefit that results from the Cash Value Accumulation Test will be more than the Death Benefit that results from the Guideline Premium/Cash Value Corridor Test. However, under the Guideline Premium/Cash Value Corridor Test, the premiums you pay into the Policy will be limited. Under the Cash Value Accumulation test, there is no limit to the amount that may be paid in premiums as long as there is enough Death Benefit in relation to Fund Value at all times. Once you choose the test, you cannot change it.

You also must tell us how much life insurance coverage you want on the life of the Insured. We call this the Specified Amount. The minimum Specified Amount is $50,000.

Finally, you tell us whether you want Death Benefit Option 1 or Death Benefit Option 2. If you prefer to have premium payments and any favorable investment performance reflected partly in the form of an increasing Death Benefit, you should consider choosing Death Benefit Option 2. If you are satisfied with the amount of the insured's existing insurance coverage and prefer to have premium payments and any favorable investment performance reflected to the maximum extent in Fund Value (thus reducing the cost of insurance charges), you should consider choosing Death Benefit Option 1. Subject to certain restrictions, you may change your Death Benefit Option (see below).


Under Death Benefit Option 1, your Death Benefit will be the greater of:

a. the Specified Amount in effect on the date of the Insured's death;
   or

b. Fund Value on the date of the Insured's death multiplied by a death benefit percentage.


Under Death Benefit Option 2, your Death Benefit will be the greater of:

a. the Specified Amount in effect on the date of the Insured's death, plus Fund Value on the date of the Insured's Death; or

b. Fund Value on the date of the Insured's death multiplied by a death benefit percentage.

The death benefit percentage will vary by the death benefit compliance test you selected. A table showing the death benefit percentages is in your Policy.


EXAMPLES OF OPTIONS 1 AND 2

The following examples demonstrate how we calculate the Death Benefit under Options 1 and 2. The examples show two Policies with the same Specified Amount, but Fund Values that vary as shown. We assume that the Insured is age 65 at the time of death and that there is no Outstanding Debt. We also assume that the date of death was on a Monthly Anniversary Day. Policy 1 shows what your Death Benefit would be for a Policy with low Fund Value. Policy 2 shows what your Death Benefit would be for a Policy with a higher Fund Value.



-------------------------------------------------------------------------------
                                         Policy 1      Policy 2
-------------------------------------------------------------------------------
Specified Amount                        $100,000     $100,000
Fund Value on Date of Death             $ 35,000     $ 85,000
Death Benefit Percentage                     120%         120%
Death Benefit under Option 1            $100,000     $102,000
Death Benefit under Option 2            $135,000     $185,000
-------------------------------------------------------------------------------



                                                              Death Benefits  24

CHANGES IN DEATH BENEFIT OPTIONS

You may change the Death Benefit option under your Policy by writing us at our Operations Center. If you change from Death Benefit Option 1 to Death Benefit Option 2, you must provide us with satisfactory evidence of insurability. We do not require evidence of insurability if you change from Death Benefit Option 2 to Death Benefit Option 1. The effective date of a change will be the Monthly Anniversary Day on or next after we accept the change.

If you change from Death Benefit Option 1 to Death Benefit Option 2, we will reduce your Policy's Specified Amount by the amount of the Policy's Fund Value at the date of the change. We will not permit you to change from Death Benefit Option 1 to Death Benefit Option 2 if the change would result in a new Specified Amount of less than $50,000.

If you change from Death Benefit Option 2 to Death Benefit Option 1, we will increase the Specified Amount of your Policy by the amount of the Policy's Fund Value at the date of the change. The change to Death Benefit Option 1 will generally reduce the Death Benefit payable in the future.

We will automatically change your Death Benefit option to Death Benefit Option 2 if the Insured becomes disabled and the Waiver of Monthly Deduction Benefit rider is in effect. Additional information about the riders available under the Policy is available from your agent.

A change in the Death Benefit option may affect the monthly cost of insurance charge since this charge varies with the amount at risk. Generally, the amount at risk is the amount by which the Death Benefit exceeds Fund Value. See "Deductions from Fund Value -- the Monthly Deduction." If the Policy's Death Benefit is not based on the death benefit percentage under Death Benefit Option 1 or Death Benefit Option 2, changing from Option 2 to Option 1 will generally decrease the amount at risk. Therefore, this change may decrease the cost of insurance charges. Changing from Death Benefit Option 1 to Death Benefit Option 2 will generally result in an amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time because the cost of insurance rates increase with the Insured's age. Changing the Death Benefit Option may have tax consequences. You should consult a tax adviser before changing the Death Benefit Option.


CHANGING THE SPECIFIED AMOUNT

You may change the Specified Amount under your Policy subject to the conditions described below.


Increasing the Specified Amount will generally increase your Policy's Death Benefit. Decreasing the Specified Amount will generally decrease your Policy's Death Benefit. The amount of change in the Death Benefit depends on (1) the Death Benefit option chosen, and (2) whether the Death Benefit under the Policy is being computed using the death benefit percentage at the time of the change. Changing the Specified Amount could affect the subsequent level of Policy values. For example, an increase in Specified Amount may increase the amount at risk, which will increase your cost of insurance charges over time. Conversely, a decrease in Specified Amount may decrease the amount at risk, which may decrease your cost of insurance over time.


We will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. However, changing the Specified Amount may have other tax consequences. You should consult a tax adviser before changing the Specified Amount.


INCREASES

o You may increase the Specified Amount by submitting a written application and evidence of insurability to us at our Operations Center. The increase will take effect on the Monthly Anniversary Day that falls on, or next follows, the date we approve it.

o  You can only increase the Specified Amount until the Insured's age 85.

o  Your cost of insurance charges will increase.

o The increase will create a new "coverage segment." There will be a surrender charge associated with this coverage segment. We will allocate Fund Value after the increase first to the original coverage segment, and then to each coverage segment in order of the increases.

o Your Minimum Monthly Premium will increase, and we will make this adjustment prospectively to reflect the increase.

o If the Specified Amount is increased when a premium payment is received, we will process the increase before we process the premium payment.

DECREASES

o You may decrease the Specified Amount (or the amount of term insurance added by rider) by submitting a written application to us at our Operations Center. The decrease will take effect on the Monthly Anniversary Day that falls on, or next follows, the date we approve it.

o  You may not decrease the Specified Amount below $50,000.

o We will apply any decrease in your Specified Amount (whether requested by you or resulting from a partial surrender or a Death Benefit option change):

     1. to reduce the coverage segments of Specified Amount associated with the most recent increases in Specified Amount; then
     2. to the next most recent increases successively; and last
     3. to the original Specified Amount.

o Your Minimum Monthly Premium will not be adjusted for the decrease in the Specified Amount.

o If the Specified Amount is decreased when a premium payment is received, we will process the decrease before we process the premium payment.

o  Rider coverages may be affected by a decrease in Specified Amount.

o We will reject a decrease in Specified Amount, if, to effect the decrease, payments to you would have to be made from Fund Value for compliance with the guideline premium limitations, and the amount of the payments would exceed the Cash Value of your Policy.

If a requested change is not approved, we will send you a written notice of our decision.


25  Death Benefits

10. Other optional insurance benefits

--------------------------------------------------------------------------------

Subject to availability and certain requirements, you may elect to add one or more of the optional insurance benefits described below. These optional benefits are added to your Policy by an addendum called a "rider." The amounts of these benefits are fully guaranteed when issued. As applicable, a charge is deducted monthly from the Fund Value for each optional benefit added to your Policy. You can cancel these benefits at any time.

The Company or your financial professional can provide you with more information about these optional insurance benefits. Some of these benefits may be selected only when you apply for your Policy. Some benefits are not available in combination with others and may not be available in your State. In addition, adding or canceling these benefits may have an effect on your Policy's status as a modified endowment contract. We can add or modify the riders we are making available at any time before they become an effective part of your policy.

See "Tax considerations" for certain possible tax consequences and limitations of adding or deleting optional insurance benefits.

The following riders are available under the Policy:


ENHANCED MATURITY EXTENSION RIDER

This rider provides the option to extend coverage beyond the original maturity date of the Policy until the date death proceeds become payable such that the death benefit at maturity is determined in the same manner as it was prior to the original maturity date. Death proceeds payable upon the Insured's death on and after the original maturity date will equal the Death Benefit as determined under the Policy using 101% as the applicable percentage of Fund Value. There is a monthly cost for this rider which is deducted monthly from the Fund Value.


This rider must be elected at least 30 days but no more than 90 days before the original maturity date. If you elect this rider, the Policy provisions relating to maturity extension will not be effective. If you elect to end this rider, we will automatically provide coverage under the Policy provisions relating to maturity extension. Adding this rider to a policy and continuing the policy beyond the policy's maturity date may have tax consequences. (See "Tax considerations")



TERM LIFE TERM RIDER

This rider provides additional death benefits on the life of the Insured until the Insured reaches age 80. You may convert the rider coverage without evidence of insurability to any level face amount permanent policy of insurance offered by the Company or any other plan we choose to offer. The conversion must occur before the Insured's age 65 or 5 years from the issue of the rider, whichever is later. (This rider is no longer available for new elections.)


SPOUSE'S YEARLY RENEWABLE TERM RIDER

This rider provides for term insurance benefits on the life of the Insured's spouse, to the spouse's age 80. (This rider is no longer available for new elections.)


PURCHASE OPTION RIDER

This rider provides the option to purchase additional coverage as specified in the rider at specific ages or after specific events without providing additional evidence that the Insured remains insurable.


WAIVER OF MONTHLY DEDUCTION RIDER

This rider provides for the waiver of certain charges while the Insured has a covered total disability for 6 months without interruption and the Policy is in effect. While the Insured is disabled, no deductions are made for (1) monthly administrative charges, (2) Monthly Expense Charges, (3) cost of insurance charges, and (4) rider charges.


CHILDREN'S TERM LIFE INSURANCE RIDER


This rider provides term insurance coverage on the lives of the dependent children of the Insured under age 18. The coverage continues to the policy anniversary after the child's 22nd birthday. (This rider is no longer available for new elections.)


Contact our Operations Center or your agent for additional information about the riders.


                                           Other optional insurance benefits  26

11. Benefits at maturity

--------------------------------------------------------------------------------

The maturity date for this Policy unless you elect to extend it under the Policy provisions or by electing the Enhanced Maturity Extension Rider is the policy anniversary following the Insured's 100th birthday. If the Insured is living on the maturity date, we will pay to you, as an endowment benefit, the Cash Value of the Policy. See "Tax considerations" for the tax treatment of an endowment benefit. We will not accept premiums, nor will we take Monthly Deductions, after the maturity date. Payment of the benefit may be deferred until the date of the Insured's death under the Policy provisions or the Enhanced Maturity Extension Rider. Under the policy provisions, the death proceeds payable upon the Insured's death equal the Cash Value of the Policy at the original maturity date multiplied by a death benefit percentage of 101%. Under the Enhanced Maturity Extension Rider, the death benefit payable upon the Insured's death on and after the original maturity date will equal the Death Benefit as determined under the Policy using 101% as the applicable percentage of Fund Value.

If you elect the Enhanced Maturity Extension Rider, Policy provisions relating to maturity extension will not be effective. If you elect to end the rider, we will automatically provide coverage under the Policy provisions relating to maturity extension. Please see the Enhanced Maturity Extension Rider or your agent for more information.


27  Benefits at maturity

12. Accessing your money

--------------------------------------------------------------------------------

SURRENDERS
You may cancel and surrender your Policy at any time before the Insured dies by sending a written request together with the Policy to our Operations Center. Your Policy will terminate at end of the Business Day we receive your request.

The amount you will receive will be your Policy's Fund Value less (1) any surrender charge, and (2) any Outstanding Debt. However, if you surrender your Policy within 30 days of a policy anniversary, we will calculate your Cash Value in the Guaranteed Interest Account as follows. On the Business Day we determine your Cash Value, your Cash Value in the Guaranteed Interest Account will not be less than the Cash Value in the Guaranteed Interest Account as of that policy anniversary, less adjustments for partial surrenders (including fees), transfers (including transfer fees) and policy loans taken since that policy anniversary. Unless you select an optional payment plan, we will pay any proceeds in a lump sum.

A surrender may have adverse tax consequences. See "Tax considerations."


PARTIAL SURRENDERS

Until the maturity date, you may make a partial surrender at any time from your Policy by writing us at our Operations Center. We will process your partial surrender request at the end of the Business Day we receive your request.

Your partial surrender must be for at least $500 (plus its fee). We will not allow a partial surrender if your Fund Value after the partial surrender (including the partial surrender fee) would be less than $500 or would result in a Specified Amount in force of less than $50,000. If you have taken a loan on your Policy, the amount of the partial surrender is limited so that the loan amount, after the partial surrender, is not greater than 90% of Cash Value, less any accrued loan interest due on the next Policy anniversary.

You must allocate an amount or percent of your Fund Value in the subaccounts and the Guaranteed Interest Account from which we are to take your partial surrender. Allocations by percentages must be in whole percentages and the minimum percentage is 10% against any subaccount or the Guaranteed Interest Account. Percentages must total 100%. We will reject an allocation which does not comply with the rules or if there is not enough Fund Value in a subaccount or the Guaranteed Interest Account to provide its share of the allocation. If the Insured dies after the request for a partial surrender is sent to us and before it is effected, the amount of the partial surrender will be deducted from the Death Benefit proceeds. We will determine the Death Benefit proceeds taking into account the amount surrendered.


EFFECT OF PARTIAL SURRENDERS ON FUND VALUE AND DEATH BENEFIT PROCEEDS


When you make a partial surrender and you selected Death Benefit Option 1, we decrease the Specified Amount of your Policy by the amount of the partial surrender (excluding its fee). If you selected Death Benefit Option 2, a partial surrender will not change the Specified Amount of your Policy. However, if the Death Benefit is not equal to the Fund Value times a death benefit percentage, we will reduce the Death Benefit by the amount of the partial surrender (including its fee). Under either Death Benefit Option, if the Death Benefit is based on the Fund Value times the applicable death benefit percentage, the Death Benefit may decrease by an amount greater than the partial surrender.


There is a fee of $10 for each partial surrender. Partial surrenders may have adverse tax consequences. See "Tax considerations."


LOANS

You may borrow up to 90% of your Cash Value, less any accrued loan interest due on the next Policy anniversary, at any time by writing us at our Operations Center. (If you request a loan on a Monthly Anniversary Day, the maximum loan is reduced by the Monthly Deduction due on that day.) Your Policy is the only security for the loan. A loan may have tax consequences. You should consult your tax adviser before borrowing from your Policy.

To secure a loan, we transfer an amount equal to the loan proceeds from Fund Value in the Variable Account and the Guaranteed Interest Account to our Loan Account. You tell us from where we are to transfer this Fund Value. You can specify loan allocations by amount or percentages. Allocations by percentage must be in whole percentages and the minimum percentage is 5% against any subaccount or the Guaranteed Interest Account. If you do not specify an allocation, or if we cannot process your loan allocations because they do not comply with our rules or there is not enough Fund Value in a subaccount and/or the Guaranteed Interest Account to comply with your request, we will reject your request for a loan. We pay interest monthly on amounts allocated to our Loan Account at an annual rate not less than 4.0%. We may pay excess interest in our sole discretion. We will allocate amounts in the Loan Account that exceed your Outstanding Debt to the Variable Account and/or Guaranteed Interest Account as we determine.

We normally pay the amount of the loan within seven calendar days after we receive a proper request for a loan at our Operations Center. We may postpone payment of loan under certain conditions. See "Payments and telephone/facsimile/web transactions."

We charge interest on a loan. Loan interest is payable in arrears on each policy anniversary, and varies by the number of years since we issued your Policy. The interest you must pay on the loan is as follows:



-------------------------------------------------------------------------------
                     Interest Due
 Policy Year      (at an annual rate)
-------------------------------------------------------------------------------
1 through 20     5.00%
21 and after     4.25%
--------------------------------------------------------------------------------


                                                         Accessing your money 28

If you do not pay the interest when due, it will become part of the loan and accrue interest accordingly. To secure this "new" loan, we will deduct amounts from the Fund Value of each subaccount and/or the Guaranteed Interest Account in the same proportion that each bears to total Fund Value on the policy anniversary.

You may repay all or part of the Outstanding Debt (i.e., your loan amount plus interest on the loan) at any time by sending the repayment to our Operations Center. We will credit repayments on the Business Day that we receive them. You must clearly mark a repayment as a loan repayment or it will be credited as a premium.

If a loan repayment is made which exceeds the Outstanding Debt, we will consider the excess to be part of a scheduled premium payment, and the payment will be subject to the rules on acceptance of premium payments.

Upon each loan repayment, we will transfer an amount equal to the loan repayment from the Loan Account to the Variable Account and/or Guaranteed Interest Account according to your current premium allocation instructions.

We deduct any Outstanding Debt from your Cash Value and the Death Benefit proceeds payable on the Insured's death. We also deduct such amount from any Fund Value proceeds payable at maturity.


EFFECTS OF POLICY LOANS

A loan affects the Policy because we reduce Death Benefit proceeds and Cash Value under the Policy by the amount of Outstanding Debt. Repaying the loan causes the Death Benefit proceeds and Fund Value to increase by the amount of the repayment. As long as there is Outstanding Debt, we will hold an amount in the Loan Account equal to the loan amount as collateral. This amount is not affected by the Variable Account's investment performance or interest we credit on amounts allocated to the Guaranteed Interest Account. Amounts transferred from the Variable Account as collateral will affect the Fund Value of your Policy because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of the Variable Account.

There are risks involved in taking a loan, a few of which include the potential for your Policy to terminate if Cash Value is not sufficient to pay your monthly deductions. A loan may have adverse tax consequences. See "Tax considerations."

We will notify you if your Policy is in risk of termination and has entered a 61-day grace period. See "Termination."


29  Accessing your money

13. Termination

--------------------------------------------------------------------------------

GENERAL

Your Policy will remain in effect as long as:

1. it has a Cash Value greater than zero; and

2. you make any required additional premium payments during the 61-day grace period.

If your Policy does not meet the conditions specified above, it will be in default. In that case, we will mail you a notice of insufficient premium or Cash Value that will inform you of the premium you must pay to keep your Policy in effect. You must pay this premium amount within the 61-day grace period from the date we send notice to you. If you do not pay the required premium, your Policy will end.

As discussed below, we have special rules relating to termination during the first three Policy Years and for three Policy Years following an increase in Specified Amount if that increase became effective during the first three Policy Years.


SPECIAL RULES FOR FIRST THREE POLICY YEARS

During the first three Policy Years (or the first three Policy Years following an increase in Specified Amount during that period), we guarantee that your Policy will not lapse if, on each Monthly Anniversary Day, either:

o  Your Policy's Cash Value is greater than zero; or

o The sum of the premiums paid minus all partial surrenders (excluding related fees), minus any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your Policy has been in effect (or number of months from the most recent increase in Specified Amount). We refer to this as the minimum monthly premium test.

Your Policy may be at risk of termination if:

o  The insufficiency occurs after the first three Policy Years; or

o The minimum monthly premium test has not been met during the first three Policy Years (as described above).


AMOUNTS YOU MUST PAY TO KEEP YOUR POLICY IN EFFECT

If you receive a notice of insufficient premium or Cash Value, you must pay the amount stated in the notice to keep your Policy in effect. In general, the amount you must pay will vary based on the Policy Year of your Policy.

During the first three Policy Years (or within three years of an increase in Specified Amount during that period), you must pay:

1. any unpaid Minimum Monthly Premium; plus

2. one succeeding Minimum Monthly Premium.

After the third policy anniversary (or after three years from the most recent increase in Specified Amount during that period), you must pay:

1. any unpaid Monthly Deduction; plus


2. an amount equal to two succeeding Monthly Deductions (plus the amount of the deductions from premiums for various taxes and the sales charge).


YOUR POLICY WILL REMAIN IN EFFECT DURING THE GRACE PERIOD

Your Policy will remain in effect through the grace period. This means that if the Insured should die during the grace period, a Death Benefit would still be payable, although we generally would reduce the Death Benefit proceeds by the unpaid Monthly Deduction as well as the Monthly Deduction for the month of death and by the amount of any Outstanding Debt. If you do not pay the required premium before the grace period ends, your Policy will terminate. It will have no value and no benefits will be payable. However, you may reinstate your Policy within certain circumstances.


REINSTATEMENT

If you have not surrendered your Policy and it is before the maturity date, you may reinstate your Policy within five years after the Monthly Anniversary Day that falls at the beginning of the grace period. To reinstate your Policy, you must provide us the following four items:

1. a written application received at our Operations Center within five years of the end of the grace period;

2. satisfactory evidence to us of the insurability of the Insured;

3. payment of a premium large enough to cover:

   a. the balance we told you in the notice of insufficient premium or Cash Value that was necessary to keep your Policy in effect; and

   b. an amount sufficient to keep your Policy in force for at least one month from the reinstatement date; and

4. payment or reinstatement of any Outstanding Debt you owe us on the Policy, plus payment of interest on any reinstated Debt from the beginning of the grace period to the end of the grace period at the rate which applies to policy loans on the date of reinstatement. This is an annual rate of 5% for Policy Years 1-20 and 4.25% for Policy Years 21 and after.

We will reinstate any surrender charge that would have been outstanding on the date of reinstatement had the Policy remained in force.

Your Fund Value on the date of reinstatement will be based on the reinstated surrender charge, the net premium paid, the reinstated Outstanding Debt, and any Monthly Deduction due on the reinstatement date. Should we reinstate your Policy, your Policy will be reinstated on the Monthly Anniversary Day that falls on, or immediately precedes, the date we approved your application for reinstatement. At that time, we will allocate Fund Value minus Outstanding Debt (if applicable) among the subaccounts and the Guaranteed Interest Account according to your most recent scheduled premium payment allocation instructions.


                                                                 Termination  30

14. Payments and telephone/facsimile/web transactions

--------------------------------------------------------------------------------

You may send your written request for payment or transfer request to our Operations Center or give it to one of our authorized agents. We will ordinarily pay any Death Benefit proceeds, loan proceeds or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Operations Center of all the documents required for such a payment.

Other than the Death Benefit proceeds, which we determine as of the date the Insured's death, the amount we pay or transfer, as appropriate, is as of the end of the Business Day during which our Operations Center receives all required documents. We may pay your surrender proceeds or Death Benefit proceeds as a lump sum or under one of the settlement options available under the Policy. Contact your agent or our Operations Center for more information regarding the settlement options.

Any Death Benefit proceeds that we pay in one lump sum will include interest from the date of death to the date of payment if the proceeds are not paid within 30 days from the date we receive due proof of death, if required by state law. We will pay interest on the proceeds at a rate in accordance with state law but not less than 2.75% per year.

We may delay making a payment or processing a transfer request if:

o the New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC;

o an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets; or

o  for such other periods as the SEC by order may permit.

We may also defer making payments attributable to a check that has not cleared the bank on which it is drawn. We reserve the right to defer payments from the Guaranteed Interest Account for up to six months.

If mandated under applicable law, we may be required to reject a premium payment. We may also be required to provide additional information about your account to government regulators. In addition, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

TELEPHONE/FACSIMILE/WEB TRANSACTIONS

You may request a transfer of Fund Value or change allocation instructions for future premiums by telephone or facsimile if you have completed and signed a telephone/facsimile transfer authorization form, and we have received that form at our Operations Center. You may elect these privileges when you apply for the Policy. You may also elect to transfer Fund Value or change allocation instructions for future premiums via the web by completing the transaction authorization form found online at www.AXAOnline.com. These privileges are subject to our rules and conditions, and we have reserved the right to modify or terminate these privileges. We will process your telephone, facsimile or web instructions as of the end of the Business Day that we receive them, subject to the limitations stated in this section and the Transfer section of the prospectus. We will only accept telephone, facsimile or web transfer and allocation instructions if they are complete and correct.

We have adopted guidelines (which we believe to be reasonable) relating to telephone/facsimile/web transfers and allocation instructions. These guidelines, among other things, outline procedures to be followed which are designed to prevent unauthorized instructions (such as recording your telephone transfer and allocation instructions). If these procedures are followed, we will not be liable for, and you will therefore bear the entire risk of, any loss as a result of our following telephone/facsimile/web instructions if such instructions prove to be fraudulent. A copy of the guidelines and our form for electing telephone/facsimile transfer privileges is available from your agent or by calling us at 1-800-487-6669, Monday through Friday, 9AM to 5PM, Eastern Time. Web transfer privileges and a copy of the guidelines and forms are available online at www.AXAOnline.com.

Please note that our telephone or internet system may not always be available. Any telephone or internet system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our system handle heavy use, we cannot promise complete reliability under all circumstances. If your are experiencing problems, you may make your transaction request by writing our Operations Center.


31  Payments and telephone/facsimile/web transactions

15. Charges and Deductions

--------------------------------------------------------------------------------

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder.

Services and benefits we provide:

o  the Death Benefit, surrender benefit and loan benefit under the Policy;

o  investment options, including premium allocations;

o  administration of elective benefits; and

o  the distribution of reports to Owners.

Costs and expenses we incur:

o  processing applications for and issuing the Policies;

o  maintaining records;

o  administering settlement options;

o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);

o  reconciling and depositing cash receipts;

o those associated with underwriting applications and increases in Specified Amount;

o sales and marketing expense, including compensation paid in connection with the sales of the Policies;

o  providing toll-free inquiry services;

o other costs of doing business, such as federal, state and local premium taxes and other taxes and fees.

The risks we assume include:

o that the Insured may live for a shorter period of time than estimated, resulting in the payment of greater Death Benefits than expected; and

o that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, surrender charges we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


DEDUCTIONS FROM PREMIUM PAYMENTS

We deduct a sales charge and a tax charge from each premium payment before we apply that payment to your Fund Value. The sales charge is a percentage of each premium paid. The amount of the sales charge will be 1.45% of gross premium plus 4% of gross premium up to a certain premium amount in Policy Years 1-10 and will be 1.45% of gross premium in Policy Years 11 and later. Your policy will contain more specific information.

We also deduct a tax charge for state and local premium taxes and a charge for federal tax deferred acquisition costs. The state and local premium tax charge is currently 0.8% of your premium payment (this corresponds to the premium tax charged in New York). The charge for federal tax deferred acquisition costs of the Company is currently 1.25% of your premium payment and is used to cover our estimated cost for federal income tax treatment of deferred acquisition costs. We do not assess this charge if you purchased the Policy under an individual qualified plan. We also will not deduct the charge for federal tax deferred acquisition costs in other situations where the premiums received from you are not subject to the federal tax deferred acquisition cost provisions. We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us.

DEDUCTIONS FROM THE VARIABLE ACCOUNT

We deduct a daily maximum mortality and expense risk charge of 0.001% from each subaccount. This corresponds to a maximum annual rate of 0.35% of net assets for all Policy years. For Policy years 21 and later, we currently plan to reduce this mortality and expense risk charge to 0.10% annually. This reduction is not guaranteed.

We do not assess this charge against assets in the Guaranteed Interest Account or in the Loan Account. The mortality and expense risk charge is part of the net investment factor calculation we make. See "How your Fund Value varies."

The mortality and expense risk charge compensates us for assuming mortality and expense risks under the Policies. The mortality risk we assume is that Insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the Policy will not be enough to meet our actual claims. The expense risk we assume is that other expenses incurred in issuing and administering the Policies and operating the Variable Account will be greater than the amount estimated when setting the charges for these expenses.

DEDUCTIONS FROM FUND VALUE -- THE MONTHLY DEDUCTION

We take a Monthly Deduction from the Fund Value on the Policy Date and on each Monthly Anniversary Day. We will make the deduction by canceling Units in each subaccount and withdrawing amounts from the subaccount. We will take the Monthly Deduction on a pro-rata basis from the subaccounts and the Guaranteed Interest Account (i.e., in the same proportion that the value in each subaccount and the Guaranteed Interest Account bears to the sum of all subaccounts and the Guaranteed Interest Account on the Monthly Anniversary
Day). Because portions of the Monthly Deduction can vary from month-to-month, the Monthly Deduction will also vary.

                                                      Charges and Deductions  32

The Monthly Deduction equals:

o The cost of insurance charge for the Policy; plus

o The administrative charge; plus

o The Monthly Expense Charge; plus

o The charges for any optional insurance benefits.

COST OF INSURANCE. We assess a monthly cost of insurance charge to compensate us for insuring the Death Benefit (i.e., the anticipated cost of paying a death benefit that exceeds your Fund Value). Depending on a number of factors (such as gender, age, risk class, and policy duration), the cost of insurance charge may vary from Policy to Policy and from Monthly Anniversary Day to Monthly Anniversary Day. To determine your cost of insurance charge on a Monthly Anniversary Day, we multiply the cost of insurance rate at the Insured's attained age by the amount at risk and divide that amount by 1,000.

The amount at risk depends in part on the Death Benefit Option that you selected and your Policy's Fund Value on the Monthly Anniversary Day. Other factors that affect the amount at risk include investment performance, payment of premiums, and charges to the Policy. If you elected Death Benefit Option 1, your amount at risk on a Monthly Anniversary Day is the difference between 1 and 2 where:

1. is the Death Benefit that would have been payable in the event of the death of the Insured on that Monthly Anniversary Day divided by 1.003274; and

2. is the Fund Value on that Monthly Anniversary Day before we assess the Monthly Deduction.

If you elected Death Benefit Option 2, your amount at risk on a Monthly Anniversary Day is equal to the sum of 1 and 2 where:

1. your Specified Amount in force; and

2. the excess between the Death Benefit payable on that Monthly
   Anniversary Day, less Fund Value on that Day, less the Specified Amount in force.

The cost of insurance rate for the Insured is based on age, gender, and risk class. We currently place Insureds into the following risk classes when we issue the Policy: Ultimate Select, Select Non-tobacco, Select Tobacco, Standard Non-tobacco, Standard Tobacco, or Special Class. The original risk class applies to the initial Specified Amount. The cost of insurance rate generally increases with the age of the Insured.

We calculate the insurance rate separately for the initial Specified Amount and for any increase in Specified Amount. A different risk class may apply to any increase, based on the Insured's circumstances at the time of the increase in Specified Amount.

We may change the insurance rates from time to time at our sole discretion, but we guarantee that the insurance rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the 1980 Commissioners' Standard Ordinary Mortality Tables. The maximum insurance rates are based on the Insured's age last birthday at the start of the Policy Year. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policies, and depend on our expectation of future experience with respect to investment earnings, mortality, expenses, persistency, and taxes. A change in rates will apply to all persons of the same age, gender (where applicable), and risk class and whose Policies have been in effect for the same length of time.

Our insurance rates distinguish between women and men. We offer Policies based on unisex mortality tables if required by law.

ADMINISTRATIVE CHARGE. We deduct a $25 charge each month to compensate us for administrative expenses during the first Policy Year. In Policy Years 2 and later, we deduct a $7.50 charge each month to compensate us for administrative expenses.

MONTHLY EXPENSE CHARGE. We deduct this charge during the first 4 Policy Years and for 4 Policy Years following an increase in Specified Amount. This charge is made per $1,000 of Specified Amount based on the Insured's age on the Policy Date (or date of the increase), gender, and smoking status. We show the maximum amount of these charges in the "Fee table" section of this Prospectus.

OPTIONAL INSURANCE BENEFITS CHARGE. We charge you each month for the optional insurance benefits you added to your Policy by rider. We state these charges in the fee table and your rider. We describe the charges for the Term Life Term Rider, the Purchase Option Rider and the Enhanced Maturity Extension Rider. The charge for the Term Life Term Rider is deducted on the date the rider is issued and on each Monthly Anniversary Day. The charge for the Term Life Term Rider, which is based on the cost of insurance charges and on the Insured's age, sex, risk class and the number of years after the rider is issued, has a guaranteed range of $0.08 to $10.45 per $1,000 of term insurance purchased. The charge for the Purchase Option Rider is deducted on the date the rider is issued and on each Monthly Anniversary Day until the Policy anniversary that follows the Insured's 49th birthday. This charge varies based on the Insured's age, and has a guaranteed range from $0.05 to $0.36 per $1,000 of purchase option insurance. The charge for the Enhanced Maturity Extension Rider is also deducted when we issue the Rider and on each Monthly Anniversary Day. The guaranteed maximum charge for the Enhanced Maturity Extension Rider is $0.01 per $1,000 of Specified Amount plus term insurance.


TRANSACTION CHARGES

SURRENDER CHARGE. We assess a surrender charge against Fund Value upon a full surrender of the Policy to reimburse us for the costs of selling the Policies. We base the surrender charge on a factor per $1,000 of initial Specified Amount (or upon an increase in Specified Amount); this factor grades from 80% to zero over 15 years for Insured's age 70 or younger (over 11 years for Insured issue ages 71-85) based on a schedule. The factors per $1,000 vary by issue age, gender, and risk class. The grading percentages (as shown below) vary based on issue age and number of full years since we issued the Policy (or since we increased the Specified Amount).


-------------------------------------------------------------------------------
                     Applicable Percentage     Applicable Percentage
    Policy Years     for Issue Ages 0-70      for Issue Ages 71-85
-------------------------------------------------------------------------------
       1-3                  80%                       80%
        4                    80                        70
        5                    80                        60
        6                    80                        50
        7                    80                        40
--------------------------------------------------------------------------------



33  Charges and Deductions

--------------------------------------------------------------------------------
                     Applicable Percentage    Applicable Percentage
    Policy Years     for Issue Ages 0-70      for Issue Ages 71-85
-------------------------------------------------------------------------------
        8                    70                       30
        9                    60                       20
        10                   50                       10
        11                   40                        0
        12                   30                        0
        13                   20                        0
        14                   10                        0
       15+                    0                        0
--------------------------------------------------------------------------------
Example: If a male Insured age 35 purchases a Policy with a Specified Amount of $100,000, the per $1,000 of initial Specified Amount surrender charge factor would be $6.40 (Standard Non-Tobacco). The maximum surrender charge during the first seven Policy Years would be 80% of (100 x 6.40) or $512.00.

The maximum surrender charge per $1,000 of initial Specified Amount factor would be $47.60 based upon the assumptions described above and if the Policy were purchased by a male insured age 78 through 85, standard tobacco, or age 81 through 85 select tobacco.

We do not assess a surrender charge for partial surrenders. We do, however, assess a partial surrender fee on each partial surrender.

PARTIAL SURRENDER FEE. We deduct a partial surrender fee of $10 on each partial surrender you make. We allocate the fee between your remaining Fund Value in the subaccounts and in the Guaranteed Interest Account on a pro-rata basis, based on the allocation percentages you specified for the partial surrender.

TRANSFER CHARGE. We reserve, the right to assess a $25 transfer charge for each transfer you make after the 12th transfer in any Policy Year. We do not currently assess this charge. If we assess a transfer charge, first we will allocate the transfer charge against the elected subaccounts and/or the Guaranteed Interest Account from which you are requesting that Fund Value be transferred.

OTHER CHARGES. We may charge the subaccounts for federal income taxes that we incur and are attributable to the Variable Account. No such charge is currently assessed. In addition, there are fees and charges deducted from the assets of the Funds. These deductions are described in each Fund's prospectus.


ILLUSTRATION PROJECTION REPORT FEE

You may request that we prepare an illustration projection report at any time after the first policy anniversary by writing us at the Operations Center. The illustration projection report will project future benefits and values under your Policy. We may impose a fee of $25 for each illustration projection report we prepare. We will bill you for this amount. This is not a charge that is deducted from your Fund Value.


                                                      Charges and Deductions  34

16. Tax considerations

--------------------------------------------------------------------------------

INTRODUCTION

The following provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. It generally assumes the policy owner is a natural person who is a U.S. citizen and resident. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service. There may be different tax consequences if you assign your policy or designate a new owner.


TAX STATUS OF THE POLICY

In order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the policy should generally satisfy the applicable requirements. There is less guidance with respect to policies issued on a special risk class basis and policies with term riders added and it is not clear whether such policies will in all cases satisfy the applicable requirements particularly if you pay the full amount of premiums permitted under the policy and you select the guideline premium/cash value corridor test. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so.

In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying Variable Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the MONY Variable Account L assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying Variable Account assets.

In addition, the Code requires that the investments of MONY Variable Account L be "adequately diversified" in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance policy for federal income tax purposes.

TREATMENT OF POLICY BENEFITS

GENERAL. We believe that the death benefit under a policy should generally be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A tax adviser should be consulted on these consequences.

Generally, the policy owner will not be deemed to be in actual constructive receipt of the policy cash value until there is a distribution. When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract."

An endowment benefit, that is, any proceeds payable as a maturity benefit, is not considered a death benefit and is subject to the tax treatment described below for surrender distributions.

MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance policies are classified as Modified Endowment Contracts, with less favorable income tax treatment than other life insurance policies. Due to the policy's flexibility with respect to premium payments and benefits, each policy's circumstances will determine whether the policy is a Modified Endowment Contract. In general, however, a policy will be classified as a Modified Endowment Contract if the amount of premiums paid into the policy causes the policy to fail the "7-pay test." A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the sum of the level premiums that would have been paid at that point under a policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the policy during the first seven policy years, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the policy had originally been issued at the reduced face amount. If there is a "material change" in the policy's benefits or other terms, even after the first seven policy years, the policy may have to be retested as if it were a newly issued policy. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven policy years. To prevent your policy from becoming a Modified Endowment Contract, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective policy owner should consult with a competent adviser to determine whether a policy transaction will cause the policy to be classified as a Modified Endowment Contract.

DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT
CONTRACTS. Policies classified as Modified Endowment Contracts are subject to the following tax rules:


35  Tax considerations

1. All distributions other than death benefits, including distributions upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and then as tax-free recovery of the policy owner's investment in the policy only after all gain in the Policy has been distributed.

2. Loans taken from or secured by a policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.

3. A 10 percent additional penalty tax is imposed on the amount subject to tax except where the distribution or loan is made when the policy owner has attained age 591/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner's beneficiary or designated beneficiary. A corporate or other non-natural person owner will not meet any of these exceptions.

If a policy becomes a Modified Endowment Contract, distributions that occur during the contract year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a policy within two years before it becomes a Modified Endowment Contract may be taxed in this manner. This means that a distribution made from a policy that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.

DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the policy owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes if policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax consequences associated with loans after the twentieth policy year are less clear and a tax adviser should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a policy that is not a Modified Endowment Contract are subject to the 10 percent additional penalty tax.

INVESTMENT IN THE POLICY. Your investment in the policy is generally your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax-free.

POLICY LOANS. In general, interest on a policy loan will not be deductible. If a policy loan is outstanding when a policy matures, is canceled, surrendered or lapses, the amount of the Outstanding Debt will be added to the amount deemed distributed for tax purposes even though there will be no actual cash distribution for the outstanding loan amount, and will be taxed accordingly. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.

MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year can be treated as one Modified Endowment Contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

WITHHOLDING. Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.

CONTINUATION OF POLICY BEYOND AGE 100. The tax consequences of continuing the policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the policy in force beyond the insured's 100th year.


PENSION AND PROFIT SHARING PLANS. A life insurance policy can be purchased and held by a qualified retirement plan subject to limitations of federal tax law and the terms of the retirement plan. As the rules governing qualified retirement plans are voluminous and complex and as their effect may differ depending on the terms of a particular plan document no attempt is made here to describe such rules. Persons purchasing the policy pursuant to a qualified retirement plan should consult with their own tax advisers.

BUSINESS AND EMPLOYER OWNED POLICIES. Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

Requirements for income tax free death benefits. Recently enacted federal tax legislation imposes additional new requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, tax reporting requirements and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy.

The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in death ben-



                                                          Tax considerations  36
efit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

Limitations on interest deductibility for business owned life insurance. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets.


SPLIT DOLLAR ARRANGEMENTS. The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under recently passed legislation, which broadens the definition of deferred compensation plans, and subject such plans to new requirements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements or making any modifications to such arrangements.

ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

OTHER TAX CONSIDERATIONS. The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a beneficiary, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation-skipping transfer tax consequences in addition to gift and estate tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. This could include special rules for tax-exempt entities as well as for corporate or business uses of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, the President's Advisory Panel on Federal Tax Reform recently announced its tax reform options. These options make sweeping changes to many longstanding tax rules. Among the proposed options are the creation of new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. Consult a tax adviser with respect to legislative developments and their effect on the policy.



FUTURE (2009 OR LATER) INCREASES IN BENEFITS OR COVERAGE OR ADDITION OF
RIDERS. In addition to the other tax effects that an increase or decrease in benefits under your policy may have as discussed earlier in this Tax information section, IRS Notice 2004 - 61 as modified by Notice 2006 - 95 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to policies issued prior to 2009 based on 1980 Commissioner's Standard Ordinary mortality tables ("1980 CSO tables").

The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes that are pursuant to the terms of the policy, including the addition or removal of a rider and an increase or decrease in the death benefit. Certain other transactions, such as a substitution of insured, are not addressed. If we determine that such a transaction would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates, we intend to refuse such 2009 or later transactions which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. We may have additional guidance from the IRS before 2009 at which time such rules could begin to apply. However, there can be no assurance as to whether such guidance will be provided or what any such guidance may provide.



37  Tax considerations

OUR INCOME TAXES

Currently we do not deduct a charge from the Variable Account for federal income taxes. We reserve the right to charge the Variable Account for any future federal income taxes we may incur.

Under current laws, we may incur state and local taxes in addition to premium taxes. These additional taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such additional taxes.


                                                          Tax considerations  38

17. Other Policy information

--------------------------------------------------------------------------------

POLICY ILLUSTRATIONS
Upon request, the Company will send you personalized illustrations of hypothetical future benefits under the Policy based on both guaranteed and current cost assumptions. Contact your agent or the Operations Center (1-800-487-6669) to obtain a personalized illustration.


EXCHANGE PRIVILEGE

During the first 24 months following the Policy Date, you may exchange your Policy for a policy where the investment experience is guaranteed. To accomplish this, the entire amount in the subaccounts of the Variable Account is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your Policy for the equivalent of a flexible premium universal life policy. No charge is imposed on the transfer when you exercise the exchange privilege.


PAID-UP INSURANCE

You may change to guaranteed paid-up insurance on a Policy anniversary. At that time, the Specified Amount will be reduced to an amount that the Cash Value will maintain in effect until the maturity date when applied as a net single premium. However, the maximum amount of Cash Value applied will not be greater than necessary to provide an amount at risk equal to the amount at risk immediately before this option becomes effective. We will refund to you any Cash Value in excess of the amount we applied.


ASSIGNMENT

You may assign any interest in your Policy to another person. You must send written notice of the assignment to us at our Operations Center. The assignment will take effect once we have received the assignment. We may rely solely on the statement of the assignee as to the amount of his or her interest. All assignments will be subject to Outstanding Debt and any action we took before the assignment took effect. Assignment of a Policy may have adverse tax consequences. Consult the section on "Tax considerations" in the Prospectus for more information. Please see your Policy for more information.


SETTLEMENT OPTIONS

We offer several settlement options as alternatives to the payment of Death Benefit proceeds or Cash Value in a lump sum.

In selecting a settlement option: (1) the proceeds applied must be at least $1,000; and (2) the payee cannot be a corporation, association, or fiduciary. We will make payments under a settlement option monthly unless you or the payee request that we make the payments quarterly, semiannually or annually. If payments of the chosen frequency would be less than $25 each, we may use a less frequent payment basis.

You, while the Insured is living, or your payee (not more than one month after the proceeds become payable) may select a settlement option by writing us at our Operations Center. Please see your Policy for more information about the settlement options.


MISSTATEMENT OF AGE OR SEX

If you misstated the Insured's age or sex in your application, we will adjust the Death Benefit proceeds.


SUICIDE EXCLUSION

If the Insured dies by suicide, while sane or insane, within two years from the Date of Issue or reinstatement date, we will limit the Death Benefit proceeds to the premium payments less any partial surrender amounts (and their fees) and any Outstanding Debt. If an Insured dies by suicide, while sane or insane, within two years of the effective date of any increase in the Specified Amount, the amount payable with respect to that increase will be limited to the cost of insurance charges you paid with respect to such increase.


INCONTESTABILITY

The Policy limits our right to contest the Policy as issued or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force during the Insured's lifetime for a minimum period, generally for two years from the Date of Issue, or effective date of the increase in Specified Amount.


OTHER CHANGES TO YOUR POLICY

At any time, we may make such changes in the Policy as are necessary:

o to assure compliance at all times with the definition of life insurance prescribed by the Internal Revenue Code;

o to make the Policy, our operations, or the operation of the Variable Account conform with any law or regulation issued by any government agency to which they are subject; or

o to reflect a change in the operation of the Variable Account, if allowed by the Policy.

Only an executive officer of the Company has the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. An executive officer of the Company must sign all endorsements, amendments, or riders to be valid.


VARIATIONS AMONG POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy. The Company or your financial professional can advise you about any variations that may apply to your policy.


39  Other Policy information

18. Additional Information

--------------------------------------------------------------------------------

DISTRIBUTION OF THE POLICIES
The Policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY Variable Account L.+1 The offering of the policies is intended to be continuous.

AXA Advisors and AXA Distributors are affiliates of the Company and are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other AXA Equitable life and annuity products. As of June 6, 2005, registered representatives of MONY Securities Corporation became registered representatives of AXA Advisors.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

The Company pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from the Company to individual financial representatives or Selling broker-dealers. The Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial representatives as commissions related to the sale of the policies.

Premium-based compensation paid by the Company to the Distributors will generally not exceed 99% of the first year premiums paid. Thereafter, premium-based compensation shall not exceed 15% of premiums paid in years 2-3, and 3.5% of premiums paid in years 4-10.

Upon any subsequent increase in Specified Amount, premium-based compensation will equal a maximum of 99% of the increase in premiums paid. Thereafter, compensation will return to the applicable base percentage of any additional premiums paid as described above.

The sales compensation paid by the Distributors varies among financial professionals and among Selling broker-dealers. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with the Company.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company's product on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising; marketing and related services; conferences; and/or other support services, including some that may benefit the policy owner. Payments may be based on the amount of assets or premiums attributable to policies sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Company may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company's products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of particular products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. For tax reasons, AXA Advisors' financial

+ Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the Contracts.



                                                      Additional Information  40
professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of the Company's products. However, under applicable rules of the NASD, financial professionals of AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although the Company takes all of its costs into account in establishing the level of fees and expenses in its products, any compensation paid by the Company to the Distributors will not result in any separate charge to you under your policy. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.



OTHER INFORMATION

We filed a registration statement with the SEC under the Securities Act of 1933, as amended, for the Policies being offered here. This prospectus does not include all of the information set forth in the registration statement (including the Statement of Additional Information), its amendments, and exhibits. Statements in this prospectus about the content of the Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC. You may obtain these documents from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees, or by assessing the SEC's website at http//www.sec.gov.


LEGAL PROCEEDINGS


The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to an Owner's interest in the Variable Account, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the Policies, or the distribution of the Policies.



41  Additional Information

19. Financial statements

--------------------------------------------------------------------------------

The audited financial statements of MONY Variable Account L and the Company are set forth in the Statement of Additional Information.


These financial statements have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies. You should not consider the financial statements of the Company as affecting investment performance of assets in the Variable Account.

PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to the Company as permitted by the applicable SEC independence rules. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


                                                        Financial statements  42

Appendix A: Glossary

--------------------------------------------------------------------------------

For your convenience, we are providing a glossary of the special terms we use in this prospectus.

Attained Age -- Age at issue plus the number of Policy years since Policy was issued.

Beneficiary -- the person or entity you designate to receive the death benefit payable at the death of the Insured.

Business Day -- is any day the New York Stock Exchange is open for regular trading or on any other day there is enough trading to change the Unit value of the subaccount. Our Business Day ends at 4:00 pm Eastern time unless the market closes earlier (i.e., day after Thanksgiving, etc.).

Cash Value -- the Fund Value of the Policy less any surrender charge and any Outstanding Debt.

Fund -- any open-end management investment company in which the Variable Account invests.

Fund Value -- the total amount under the Policy in each subaccount, the Guaranteed Interest Account, and the Loan Account.

General Account -- assets of the Company other than those allocated to the Variable Account or any of our other separate accounts.

Guaranteed Interest Account -- is a fixed account that is part of our General Account.

Insured -- the person on whose life we base this Policy.

Loan Account -- an account to which we transfer amounts from the subaccounts of the Variable Account and the Guaranteed Interest Account to use as collateral for any Policy loan that you request. The Loan Account is part of the Company's General Account.

Maturity Age -- the policy anniversary following the Insured's 100th birthday. The maturity date is the date the Policy reaches the Maturity Age.

Monthly Anniversary Day -- the first Business Day of each policy month.

Monthly Deduction -- a deduction we take on each Monthly Anniversary Day that consists of the cost of insurance charge, any additional benefit charges, an administrative charge, and a Monthly Expense Charge.

Operations Center -- the Company's service center at 100 Madison Street, Syracuse, New York 13202. The telephone number of the Operations Center is 1-800-487-6669.

Outstanding Debt -- the unpaid balance of any loan which you request on the Policy. The unpaid balance includes accrued loan interest which is due and has not been paid by you.

Owner -- the owner of the Policy. "You" or "your" refers to the Owner.

Policy -- the Policy with any attached application(s), any riders, and any endorsements.

Policy Date -- the date we authorize the Policy to be delivered to you (we call this the "policy release date") or, if later, the date as you requested your Policy to become effective. We measure Policy Years and anniversaries from the Policy Date. The Policy Date is shown in your Policy. If the Policy Date is the 29th, 30th, or 31st of a month, there will be some calendar months when there is no such date. For those months, the policy month will start on the last day of the calendar month.

Specified Amount -- the minimum death benefit for as long as the Policy remains in effect.

Subaccount -- a subdivision of the Variable Account that invests exclusively in shares of a Fund.

Unit -- the measure of value in a subaccount.

Variable Account -- MONY Variable Account L, a segregated asset account of the Company into which you allocate premiums and transfer Fund Value.

A-1  Appendix A: Glossary

Requesting more information

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS


                                                                           Page
Additional information about the Company..................................  2
MONY Life Insurance Company...............................................  2
MONY Variable Account L...................................................  2
Additional Policy information.............................................  2
The Policy................................................................  2
Paid-up insurance.........................................................  2
Our right to contest the Policy...........................................  2
Dividends.................................................................  3
Beneficiary...............................................................  3
Assigning the Policy......................................................  3
The portfolios............................................................  3
Settlement options........................................................  3
Distribution of the Policies..............................................  4
Additional information....................................................  4
Policies issued in conjunction with employee benefit plans................  4
Legal developments regarding unisex actuarial tables......................  4
Reports...................................................................  5

Records...................................................................  5

Experts...................................................................  5
Financial statements......................................................  5
Index to financial statements.......................................... FSA-1

To learn more about us, the Policy (including more information concerning compensation paid for the sale of the Policy) and the Variable Account, you should read the Statement of Additional Information ("SAI") dated the same date as this prospectus. The Table of Contents for the SAI is on the last page of this Prospectus. For a free copy of the SAI, please contact your agent, call us toll-free at 1-800-487-6669, or write us at our Operations Center at 100 Madison Street, Syracuse, NY 13202.

You may also contact your agent, call us toll-free, or write us at our Operations Center if you wish to receive personalized illustrations of your Policy's Death Benefits, Cash Values and Fund Values, and to request other information about your Policy.


The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and is legally a part of this Prospectus. You may review and copy information about us and the Policy (including the SAI) at the SEC's Public Reference Room in Washington, DC, or you may obtain information upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, DC 20549 or by accessing the SEC website at http://www.sec.gov. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.


Investment Company Act of 1940 Registration File No. 811-06215.

MONY Variable Universal Life
MONY Variable Account L

Statement of Additional Information

For individual flexible premium variable life insurance policy

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") contains additional information regarding the individual flexible premium variable life insurance policy (the "Policy") offered by MONY Life Insurance Company ("we," "us," "our," or the "Company"). Capitalized terms in this SAI have the same meanings as in the prospectus for the Policy. This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2007 and the prospectuses for AIM Variable Insurance Funds, The Alger American Fund, AXA Premier VIP Trust, Dreyfus Investment Portfolios, EQ Advisors Trust, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust, Old Mutual Insurance Series Fund, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and The Universal Institutional Funds, Inc. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown below.

The date of this Statement of Additional Information is May 1, 2007.


TABLE OF CONTENTS
Additional information about the Company                                     2
MONY Life Insurance Company                                                  2
MONY Variable Account L                                                      2
Additional Policy information                                                2
The Policy                                                                   2
Paid-up insurance                                                            2
Our right to contest the Policy                                              2
Dividends                                                                    3
Beneficiary                                                                  3
Assigning the Policy                                                         3
The portfolios                                                               3
Settlement options                                                           3
Distribution of the Policies                                                 4
Additional information                                                       4
Policies issued in conjunction with employee benefit plans                   4
Legal developments regarding unisex actuarial tables                         4
Reports                                                                      4
Records                                                                      5
Experts                                                                      5
Financial statements                                                         5
Index to financial statements                                            FSA-1

                                   Issued by
                          MONY Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104

                               Operations Center:
                     100 Madison Street, Syracuse, NY 13202
                                 (800) 487-6669

                                                                          x01572
                                                                         MNY-VUL

ADDITIONAL INFORMATION ABOUT THE COMPANY

MONY LIFE INSURANCE COMPANY

We are MONY Life Insurance Company (the "Company"), a New York stock life insurance corporation organized in 1842. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and MONY Holdings, LLC. The Company is obligated to pay all amounts that are promised to be paid under the policies. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $795 billion in assets as of December 31, 2006. The Company is licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


On July 8, 2004, AXA Financial, Inc. acquired The MONY Group Inc., which was, prior to that date, the parent company of the Company. The process of integrating the business operations of the Company with those of AXA Financial was completed in 2005.

AXA Advisors, LLC and AXA Distributors, LLC serve as the principal underwriters of the Variable Account and distributor of the Policies. Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the policies.

We are subject to regulation by the state of New York and regulation by the Superintendent of Insurance in New York. We file an annual statement with the state of New York, and periodically, the Superintendent of Insurance for the State of New York assesses our liabilities and reserves and those of the Variable Account and assesses their adequacy. We are also subject to the insurance laws and regulations of the other states in which we are licensed to operate.

MONY VARIABLE ACCOUNT L

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws.

ADDITIONAL POLICY INFORMATION

THE POLICY

The Policy, any attached riders and/or endorsements, the application and any supplemental applications make up the entire contract. Only statements made in the applications can be used to void the Policy or to deny a claim. We assume that all statements in an application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties. We rely on those statements when we issue or change a Policy.

PAID-UP INSURANCE

On any policy anniversary, you may change to guaranteed paid-up insurance. At the time of the change, we will reduce the Policy's Specified Amount to an amount that the Policy's Cash Value will keep in effect until the maturity date when applied as a single net premium. The maximum amount of Cash Value that we will apply will not be any greater than needed to provide an amount at risk that is equal to the amount at risk immediately prior to this option becoming effective. You will be refunded any Cash Value in excess of the amount we applied. You can discuss with your agent to learn more about this option.

The net single premium rates will be based on: (a) the 1980 CSO mortality tables at the Insured's gender and attained age and class of risk on the later of the policy date and the most recent increase in coverage under the policy; and (b) 4.0% interest. On and after the effective date, the Cash Value of the paid-up coverage will equal the present value of future guaranteed benefits based on the net single premium rates described above without regard to any loans.

To obtain paid-up insurance, we must receive a written request 30 days before the policy anniversary date on which it becomes effective. The endorsement issued to reflect the change to paid-up insurance will show the reduced Specified Amount and the guaranteed Cash Value on the effective date and each policy anniversary thereafter.

Once the paid-up insurance option is effective the following conditions apply:

(1) It may not be revoked.

(2) The Company will not accept any further premium.

(3) No further optional policy changes may be made.

(4) The Policy is no longer subject to the administrative charge and the Monthly Expense Charge.

(5) Any surrender charge, loan balance and loan interest which existed immediately before the effective date will be set to zero.

(6) Any partial surrender will result in a recalculation of the Specified Amount and Cash Value.

(7) Any additional benefits provided by rider will terminate.

The Death Benefit will equal the reduced Specified Amount.

See "Tax Information" in the prospectus for possible modified endorsement contract tax implications of a reduction in benefits.

OUR RIGHT TO CONTEST THE POLICY

In issuing the Policy, we rely on all statements made by or for you and/or the Insured in the application or in a supplemental application.

Therefore, we may contest the validity of the Policy based on material misstatements made in the application (or any supplemental application).

However, we will not contest the Policy as issued or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force during the Insured's lifetime for a minimum period, generally for two years from the Policy Date, or effective date of the increase in Specified Amount.

DIVIDENDS

This Policy is non-participating. We do not pay dividends on the Policy.

BENEFICIARY

You name the Beneficiary when you apply for the Policy. You may designate if the Beneficiary has to be living or surviving at the Insured's death. If you so designate, then, unless otherwise provided, that Beneficiary must be living on the 14th day after the Insured's death or, if earlier, the date we receive due proof of the Insured's death. The share of the Death Benefit proceeds of any Beneficiary who is not living on the earlier day will be payable to remaining Beneficiaries. Unless provided in the Beneficiary designation, if there is no Beneficiary named or living on the date of the Insured's death, we will pay the Death Benefit proceeds to the Insured's executors or administrators.

You may change the Beneficiary, unless you have given up this right, as long as the Insured is living by writing us at our Operations Center. The change will take effect when we record it retroactively as of the date the request was signed. The change will be subject to any payment we made before we received notice of the change of Beneficiary at our Operations Center.

ASSIGNING THE POLICY

You may assign any interest in your Policy to another person. You must send written notice of the assignment to us at our Administrative Office. The assignment will take effect once we have received the assignment. We may rely solely on the statement of the assignee as to the amount of his or her interest. All assignments will be subject to Outstanding Debt. Assignment of a Policy may have adverse tax consequences. Consult the section on "Tax considerations" in the Prospectus for more information.

THE PORTFOLIOS

We will purchase shares of the portfolios at net asset value and direct them to the corresponding Subaccount. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay surrender/partial surrender proceeds or other purposes described in your Policy. In general, we will automatically reinvest all dividends and capital gains distributions received from a portfolio in shares of the distributing portfolio at net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional Units, but instead reflect them in Unit values. We may elect not to reinvest dividends and capital gains distributions.

Shares of Fund portfolios are not sold directly to the general public. They are offered to insurance company separate accounts to support variable annuity and variable life insurance contracts and to qualified plans.

When shares are sold to both variable life and variable annuity separate accounts, this is called "mixed funding." When shares are sold to insurance companies that are not affiliated with each other, this is called "shared funding." Currently, we do not foresee any disadvantages to Owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Funds, and any other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, a company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices. See the prospectuses for the Funds.

SETTLEMENT OPTIONS

We offer the following settlement options as alternatives to the payment of Death Benefit proceeds or Cash Value in a lump sum:

OPTION 1. INTEREST INCOME -- Under this option, we hold the proceeds and credit the interest earned on those proceeds to the payee. We set the rate of interest for each year, but that rate will never be less than 2.75% a year. This Option will continue until the earlier of the date the payee dies or the date you elect another settlement option.

OPTION 2. INCOME FOR SPECIFIED PERIOD -- Under this option, the payee receives an income for the number of years chosen. We then calculate an income that will be based on the Minimum Monthly Income Table 2 for that period. Note that the longer the period selected (i.e., number of years) the lower the dollar amount per $1,000 of proceeds. Payments may be increased by additional interest as we may determine for each year.

OPTION 3. SINGLE LIFE INCOME -- Under this option, a number of years called the period certain is chosen. We will then pay income to a single payee for as long as that payee lives or for the number of years chosen (the period certain), whichever is longer. If the payee dies after the end of the period certain, the income payments will stop. The period certain elected may be: (a) 0, 10, or 20 years; or (b) until the total income payments equal the proceeds applied (this is called a refund period certain).

We will calculate the amount of the income payments on the date the proceeds become payable. This amount will be at least as much as the applicable amount shown in the Minimum Monthly Income Table 3 shown in your Policy. The income amounts are based on the 1983 Table "a" (discrete functions, without projections for future mortality) with a 3.50% interest.

If the income payments for the period certain elected are the same as income payments based on another available longer period certain, we will deem an election to have been made for the longer period certain.

OPTION 3A. JOINT LIFE INCOME -- We pay income during the joint lifetime of two people (the payee and another person). That means if one person dies, we will continue to pay the same income (or a lesser income) to the survivor for as long as the survivor lives.


The survivor may receive the same dollar amount that we were paying before the first payee died or two-thirds of that amount depending on the election made at the time of settlement. Note that if the lesser (two-thirds) amount paid to the survivor is elected, the dollar amount payable while both persons are living will be larger than it would have been if the same amount paid to the survivor had been elected.

We will calculate the amount of income payable while both persons are living (the joint lifetime) on the date the proceeds become payable. This amount will be at least as much as the applicable amount shown in the Minimum Monthly Income Table 3A shown in your Policy. The minimum income amounts are based on the 1983 Table "a" (discrete functions, without projections for future mortality) with 3.50% interest.

If a person for whom Option 3A is chosen dies before the first income amount is payable, the survivor will receive settlement instead under Option 3 with 10 years certain.

OPTION 4. INCOME OF SPECIFIED AMOUNT -- Under this option, the dollar amount of the income payments is chosen. We will pay that amount for as long as the proceeds and interest last but, the dollar amount chosen must add up to a yearly amount of at least 10% of the proceeds applied. Interest will be credited annually on the balance of the proceeds. We set the rate of interest for each year, but that rate will never be less than 2.75% a year.

We also may pay proceeds under any other option to which we and the payee may agree.

Before paying Option 3 or 3A, we will require proof of age of the payee that satisfies us.

Even if the death benefit under the Policy is excludible from income, payments under Settlement Options may not be excludible in full. This is because earnings on the death benefit after the insured's death are taxable and payments under the Settlement Options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under the Settlement Options.


DISTRIBUTION OF THE POLICIES

AXA Distributors receives fees for the sale of variable life insurance Policies. AXA Distributors received compensation with respect to the Policies offered through the Variable Account in the following amounts during the periods indicated:




--------------------------------------------------------------------------------
                                                 Aggregate amount of
                                                commissions retained
                                                 by AXA Distributors
                                               after payments to its
                    Aggregate amount of        registered persons and
                    commissions paid to        other Selling broker-
     Fiscal year     AXA Distributors*                dealers
--------------------------------------------------------------------------------
       2004            $14,126,357                      N/A
       2005            $ 7,490,997                      N/A
       2006            $ 5,567,870                      N/A
--------------------------------------------------------------------------------

* Includes sales compensation paid to registered persons of AXA Distributors. Also, in fiscal year 2004 and part of fiscal year 2005, these payments were made to MSC.


AXA Distributors passes through commissions it receives and does not retain any override as distributor for the Policies. However, under the distribution agreement with AXA Distributors, the Company will pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Policies. We also pay for AXA Distributors' operating and other expenses as it relates to the Policies.

Please see your Prospectus for detailed information regarding the distribution of the policies.

ADDITIONAL INFORMATION

POLICIES ISSUED IN CONJUNCTION WITH EMPLOYEE BENEFIT PLANS

Policies may be acquired in conjunction with employee benefit plans ("EBS Policies"), including the funding of qualified pension plans meeting the requirements of Section 401 of the Code. For EBS Policies, the maximum mortality rates used to determine the monthly cost of insurance charge are based on the Commissioners' 1980 Standard Ordinary Mortality Tables NB and SB. Under these tables, mortality rates are the same for male and female insureds of a particular attained age and premium class. Illustrations reflecting the premiums and charges for EBS Policies will be provided upon request to purchasers of these Policies. There is no provision for misstatement of sex in the EBS Policies. Also, the rates used to determine the amount payable under a particular settlement option will be the same for male and female insureds.


LEGAL DEVELOPMENTS REGARDING UNISEX
ACTUARIAL TABLES

In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In that case, the Supreme Court applied its decision only to benefits derived from contributions made on or after August 1, 1983. Subsequent decisions of lower federal courts indicate that, in other factual circumstances, the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, legislative, regulatory, or decisional authority of some states may prohibit the use of sex-distinct mortality tables under certain circumstances. The Policies, other than Policies issued in states which require "unisex" policies (currently Montana), are based upon actuarial tables which distinguish between men and women and, thus, the Policy provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy.

REPORTS

We will send you a report at least annually showing the then current status of your Policy. It will set forth:

since the last report date:

o   premiums received;

o   expense charges (including transfer charges, if any);

o   cost of insurance and any riders;

o interest earned on Fund Value in the Loan Account and in the Guaranteed Interest Account; and

o   any partial surrenders (and their fees).

as of the current report date:

o   Death Benefit;

o   Specified Amount;

o   Outstanding Debt; and

o   Cash Value.

as of the current and prior report dates:

o   Fund Value;

o   Subaccount Unit values;

o   Fund Value in the Guaranteed Interest Account; and

o any other information required by law. We also will send you an annual and a semi-annual report for each Fund in which you are investing, as required by the 1940 Act.

RECORDS

We will maintain all records relating to the Variable Account and the Guaranteed Interest Account at our Operations Center.

EXPERTS


The Financial Statements of MONY Variable Account L for the year ended December 31, 2006, and for each of the two years in the period ended December 31, 2006, and the consolidated financial statements of the Company at December 31, 2006 and 2005, and for the years ended December 31, 2006 and 2005 and the six months ended December 31, 2004 and the six months ended June 30, 2004 have been included in this SAI, which is a part of the registration statement, in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of that firm as experts in accounting and auditing.


FINANCIAL STATEMENTS


This SAI contains the audited financial statements for each of the subaccounts of MONY Variable Account L and the Company. The financial statements have been audited by PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, an independent registered public accounting firm.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

INDEX TO FINANCIAL STATEMENTS


With respect to MONY Variable Account L
  Report of Independent Registered Public Accounting Firm.................     2
  Statements of Assets and Liabilities, December 31, 2006.................   F-3
  Statements of Operations for the Year Ended December 31, 2006...........  F-15
  Statements of Changes in Net Assets for the Years Ended
  December 31, 2006 and December 31, 2005.................................  F-23
  Notes to Financial Statements...........................................  F-37

With respect to MONY Life Insurance Company
  Report of Independent Registered Public Accounting Firm.................   F-1
  Consolidated Balance Sheets as of December 31, 2006 and 2005............   F-2
  Consolidated Statements of Operations for the Year Ended December 31,
  2006 (Successor), Year Ended December 31, 2005 (Successor),
  Six Months Ended December 31, 2004 (Successor), and
  Six Months Ended June 30, 2004 (Predecessor)............................   F-3
  Consolidated Statements of Shareholder's Equity for the Years Ended
  December 31, 2006, 2005 and 2004........................................   F-4
  Consolidated Statements of Cash Flows for the Year Ended December 31,
  2006 (Successor), Year Ended December 31, 2005 (Successor),
  Six Months Ended December 31, 2004 (Successor), and
  Six Months Ended June 30, 2004 (Predecessor).............................  F-5
  Notes to Financial Statements............................................  F-7


                                     FSA-1

--------------------------------------------------------------------------------

             Report of Independent Registered Public Accounting Firm


To the Board of Directors of
MONY Life Insurance Company and the
Contractowners of Subaccounts of MONY Variable Account L


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts of MONY Variable Account L listed in Note 1 at December 31, 2006, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2006, by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York


April 9, 2007

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006


                                                                          AIM V.I.     AIM V.I.
                                                             AIM V.I.    Financial      Global
                                                           Basic Value    Services   Health Care
                                                          ------------- ----------- -------------
Assets
Shares held in respective Funds .........................      5,267        4,546         5,227
                                                             -------      -------      --------
Investments at cost .....................................    $63,106      $63,164      $ 93,670
                                                             -------      -------      --------
Investments in respective Funds, at net asset value .....    $70,364      $79,151      $112,424
Amount due from MONY ....................................        112           37            32
Amount due from respective Funds ........................         --           --            --
                                                             -------      -------      --------
  Total Assets ..........................................     70,476       79,188       112,456
                                                             =======      =======      ========
Liabilities
Amount due to respective Funds ..........................        112           37            32
Amount due to MONY ......................................         --           --            --
                                                             -------      -------      --------
  Total Liabilities .....................................        112           37            32
                                                             -------      -------      --------
Net Assets ..............................................    $70,364      $79,151      $112,424
                                                             =======      =======      ========


                                                             AIM V.I.
                                                             Mid Cap      AIM V.I.    Alger American   Alger American
                                                           Core Equity   Technology      Balanced      MidCap Growth
                                                          ------------- ------------ ---------------- ---------------
Assets
Shares held in respective Funds .........................      2,090         1,400         22,094           27,594
                                                             -------       -------       --------         --------
Investments at cost .....................................    $28,347       $17,358       $293,225         $520,870
                                                             -------       -------       --------         --------
Investments in respective Funds, at net asset value .....    $28,261       $19,635       $311,748         $572,572
Amount due from MONY ....................................        199             9              5               --
Amount due from respective Funds ........................         --            --             --              100
                                                             -------       -------       --------         --------
  Total Assets ..........................................     28,460        19,644        311,753          572,672
                                                             =======       =======       ========         ========
Liabilities
Amount due to respective Funds ..........................        199             9              5               --
Amount due to MONY ......................................         --            --             --              100
                                                             -------       -------       --------         --------
  Total Liabilities .....................................        199             9              5              100
                                                             -------       -------       --------         --------
Net Assets ..............................................    $28,261       $19,635       $311,748         $572,572
                                                             =======       =======       ========         ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006


                                                                             Dreyfus IP     Dreyfus
                                                             AXA Premier     Small Cap    Stock Index
                                                           VIP High Yield   Stock Index    Fund, Inc.
                                                           --------------   -----------   -----------
Assets
Shares held in respective Funds .........................       29,382          2,607         69,876
                                                              --------        -------     ----------
Investments at cost .....................................     $167,881        $42,062     $1,959,630
                                                              --------        -------     ----------
Investments in respective Funds, at net asset value .....     $164,975        $48,461     $2,526,018
Amount due from MONY ....................................           --            177          4,044
Amount due from respective Funds ........................           17             --             --
                                                              --------        -------     ----------
  Total Assets ..........................................      164,992         48,638      2,530,062
                                                              ========        =======     ==========
Liabilities
Amount due to respective Funds ..........................           --            177          4,044
Amount due to MONY ......................................           17             --             --
                                                              --------        -------     ----------
  Total Liabilities .....................................           17            177          4,044
                                                              --------        -------     ----------
Net Assets ..............................................     $164,975        $48,461     $2,526,018
                                                              ========        =======     ==========
-------
*  Denotes multiple share classes held in respective fund
 A ......................................................
 B ......................................................


                                                                          EQ/Boston        EQ/Calvert    EQ/Capital
                                                            EQ/Bond        Advisors         Socially      Guardian
                                                             Index     Equity Income *   Responsible *    Research
                                                          ----------- ----------------- --------------- ------------
Assets
Shares held in respective Funds .........................    36,989          147,299          40,397        11,553
                                                           --------       ----------        --------      --------
Investments at cost .....................................  $408,890       $  869,751        $287,519      $160,292
                                                           --------       ----------        --------      --------
Investments in respective Funds, at net asset value .....  $370,260       $1,020,665        $347,842      $161,052
Amount due from MONY ....................................        --            2,922              --            --
Amount due from respective Funds ........................       187               --             121           302
                                                           --------       ----------        --------      --------
  Total Assets ..........................................   370,447        1,023,587         347,963       161,354
                                                           ========       ==========        ========      ========
Liabilities
Amount due to respective Funds ..........................        --            2,922              --            --
Amount due to MONY ......................................       187               --             121           302
                                                           --------       ----------        --------      --------
  Total Liabilities .....................................       187            2,922             121           302
                                                           --------       ----------        --------      --------
Net Assets ..............................................  $370,260       $1,020,665        $347,842      $161,052
                                                           ========       ==========        ========      ========
-------
* Denotes multiple share classes held in respective fund
  A .....................................................                      5,753          36,114
  B .....................................................                    141,546           4,283

The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006


                                                                               EQ/Enterprise
                                                           EQ/Caywood-Scholl     Moderate       EQ/FI
                                                            High Yield Bond     Allocation     Mid Cap
                                                           -----------------   -------------  ---------
Assets
Shares held in respective Funds .........................         247,998          468,050      55,872
                                                               ----------       ----------    --------
Investments at cost .....................................      $1,131,173       $9,794,508    $535,844
                                                               ----------       ----------    --------
Investments in respective Funds, at net asset value .....      $1,153,193       $9,885,213    $600,626
Amount due from MONY ....................................           3,861               --          --
Amount due from respective Funds ........................              --            1,127          73
                                                               ----------       ----------    --------
  Total Assets ..........................................       1,157,054        9,886,340     600,699
                                                               ==========       ==========    ========
Liabilities
Amount due to respective Funds ..........................           3,861               --          --
Amount due to MONY ......................................              --            1,127          73
                                                               ----------       ----------    --------
  Total Liabilities .....................................           3,861            1,127          73
                                                               ----------       ----------    --------
Net Assets ..............................................      $1,153,193       $9,885,213    $600,626
                                                               ==========       ==========    ========


                                                              EQ/GAMCO
                                                           Small Company   EQ/Government   EQ/International   EQ/JPMorgan
                                                               Value         Securities         Growth         Core Bond
                                                          --------------- --------------- ------------------ ------------
Assets
Shares held in respective Funds .........................       341,733          92,257          416,233         82,844
                                                            -----------      ----------       ----------       --------
Investments at cost .....................................   $ 8,148,890      $1,053,751       $2,025,787       $954,723
                                                            -----------      ----------       ----------       --------
Investments in respective Funds, at net asset value .....   $10,296,421      $  993,609       $2,705,512       $907,608
Amount due from MONY ....................................            --              --            1,615            124
Amount due from respective Funds ........................         2,065             124               --             --
                                                            -----------      ----------       ----------       --------
  Total Assets ..........................................    10,298,486         993,733        2,707,127        907,732
                                                            ===========      ==========       ==========       ========
Liabilities
Amount due to respective Funds ..........................            --              --            1,615            124
Amount due to MONY ......................................         2,065             124               --             --
                                                            -----------      ----------       ----------       --------
  Total Liabilities .....................................         2,065             124            1,615            124
                                                            -----------      ----------       ----------       --------
Net Assets ..............................................   $10,296,421      $  993,609       $2,705,512       $907,608
                                                            ===========      ==========       ==========       ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006


                                                                       EQ/Lord Abbett  EQ/Lord Abbett
                                                            EQ/Long      Growth and        Mid Cap
                                                           Term Bond       Income           Value
                                                           ---------   --------------  --------------
Assets
Shares held in respective Funds .........................    67,782          91,055         69,941
                                                           --------      ----------       --------
Investments at cost .....................................  $930,929      $  942,150       $716,484
                                                           --------      ----------       --------
Investments in respective Funds, at net asset value .....  $898,795      $1,125,615       $872,155
Amount due from MONY ....................................     3,919              --             --
Amount due from respective Funds ........................        --             148             --
                                                           --------      ----------       --------
  Total Assets ..........................................   902,714       1,125,763        872,155
                                                           ========      ==========       ========
Liabilities
Amount due to respective Funds ..........................     3,919              --             --
Amount due to MONY ......................................        --             148             --
                                                           --------      ----------       --------
  Total Liabilities .....................................     3,919             148             --
                                                           --------      ----------       --------
Net Assets ..............................................  $898,795      $1,125,615       $872,155
                                                           ========      ==========       ========


                                                                                      EQ/Montag
                                                           EQ/Marsico    EQ/Money    & Caldwell    EQ/PIMCO
                                                              Focus       Market       Growth     Real Return
                                                          ------------ ------------ ------------ ------------
Assets
Shares held in respective Funds .........................      74,197    3,508,625      808,951      42,282
                                                           ----------   ----------   ----------    --------
Investments at cost .....................................  $  951,212   $3,508,625   $3,746,683    $436,330
                                                           ----------   ----------   ----------    --------
Investments in respective Funds, at net asset value .....  $1,245,028   $3,508,625   $4,408,782    $413,518
Amount due from MONY ....................................          --           --        3,419          53
Amount due from respective Funds ........................         246        1,834           --          --
                                                           ----------   ----------   ----------    --------
  Total Assets ..........................................   1,245,274    3,510,459    4,412,201     413,571
                                                           ==========   ==========   ==========    ========
Liabilities
Amount due to respective Funds ..........................          --           --        3,419          53
Amount due to MONY ......................................         246        1,834           --          --
                                                           ----------   ----------   ----------    --------
  Total Liabilities .....................................         246        1,834        3,419          53
                                                           ----------   ----------   ----------    --------
Net Assets ..............................................  $1,245,028   $3,508,625   $4,408,782    $413,518
                                                           ==========   ==========   ==========    ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006


                                                                             EQ/Small
                                                              EQ/Short       Company        EQ/TCW
                                                           Duration Bond      Growth        Equity
                                                          --------------- ------------- -------------
Assets
Shares held in respective Funds .........................       2,798         143,070       395,158
                                                              -------      ----------    ----------
Investments at cost .....................................     $28,072      $1,070,861    $8,012,933
                                                              -------      ----------    ----------
Investments in respective Funds, at net asset value .....     $27,950      $1,363,458    $8,381,294
Amount due from MONY ....................................         159              --            --
Amount due from respective Funds ........................          --              90         5,274
                                                              -------      ----------    ----------
  Total Assets ..........................................      28,109       1,363,548     8,386,568
                                                              =======      ==========    ==========
Liabilities
Amount due to respective Funds ..........................         159              --            --
Amount due to MONY ......................................          --              90         5,274
                                                              -------      ----------    ----------
  Total Liabilities .....................................         159              90         5,274
                                                              -------      ----------    ----------
Net Assets ..............................................     $27,950      $1,363,458    $8,381,294
                                                              =======      ==========    ==========


                                                             EQ/UBS       EQ/Van Kampen
                                                           Growth and   Emerging Markets    Fidelity VIP   Fidelity VIP
                                                             Income          Equity        Contrafund(R)      Growth
                                                           ----------   ----------------   -------------   ------------
Assets
Shares held in respective Funds .........................     325,989          9,163             56,963        39,887
                                                           ----------       --------         ----------    ----------
Investments at cost .....................................  $1,659,971       $ 90,452         $1,447,765    $1,170,171
                                                           ----------       --------         ----------    ----------
Investments in respective Funds, at net asset value .....  $2,223,244       $148,751         $1,787,495    $1,424,749
Amount due from MONY ....................................          --             --                 --         3,801
Amount due from respective Funds ........................         110             31              1,018            --
                                                           ----------       --------         ----------    ----------
  Total Assets ..........................................   2,223,354        148,782          1,788,513     1,428,550
                                                           ==========       ========         ==========    ==========
Liabilities
Amount due to respective Funds ..........................          --             --                 --         3,801
Amount due to MONY ......................................         110             31              1,018            --
                                                           ----------       --------         ----------    ----------
  Total Liabilities .....................................         110             31              1,018         3,801
                                                           ----------       --------         ----------    ----------
Net Assets ..............................................  $2,223,244       $148,751         $1,787,495    $1,424,749
                                                           ==========       ========         ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006


                                                                                         Franklin
                                                            Fidelity VIP    Franklin      Rising
                                                               Growth        Income      Dividends
                                                           Opportunities   Securities   Securities
                                                          --------------- ------------ ------------
Assets
Shares held in respective Funds .........................       15,896         3,647        1,792
                                                              --------       -------      -------
Investments at cost .....................................     $235,482       $57,273      $32,169
                                                              --------       -------      -------
Investments in respective Funds, at net asset value .....     $288,345       $63,304      $36,821
Amount due from MONY ....................................           --           141           95
Amount due from respective Funds ........................           78            --           --
                                                              --------       -------      -------
  Total Assets ..........................................      288,423        63,445       36,916
                                                              ========       =======      =======
Liabilities
Amount due to respective Funds ..........................           --           141           95
Amount due to MONY ......................................           78            --           --
                                                              --------       -------      -------
  Total Liabilities .....................................           78           141           95
                                                              --------       -------      -------
Net Assets ..............................................     $288,345       $63,304      $36,821
                                                              ========       =======      =======
-------
*  Denotes multiple share classes held in respective fund
 Service ................................................
 Institutional ..........................................


                                                                           Janus        Janus
                                                             Franklin      Aspen        Aspen           Janus
                                                               Zero       Series        Series          Aspen
                                                           Coupon 2010   Balanced   Flexible Bond   Series Forty*
                                                          ------------- ---------- --------------- --------------
Assets
Shares held in respective Funds .........................        553       28,674        12,569          48,047
                                                                 ---       ------        ------          ------
Investments at cost .....................................     $8,817     $672,105      $157,657      $1,046,486
                                                              ------     --------      --------      ----------
Investments in respective Funds, at net asset value .....     $8,691     $799,722      $149,065      $1,447,407
Amount due from MONY ....................................         --        4,189             5              --
Amount due from respective Funds ........................          2           --            --      $      885
                                                              ------     --------      --------      ----------
  Total Assets ..........................................      8,693      803,911       149,070      $1,448,292
                                                              ======     ========      ========      ==========
Liabilities
Amount due to respective Funds ..........................         --        4,189             5              --
Amount due to MONY ......................................          2           --            --      $      885
                                                              ------     --------      --------      ----------
  Total Liabilities .....................................          2        4,189             5      $      885
                                                              ------     --------      --------      ----------
Net Assets ..............................................     $8,691     $799,722      $149,065      $1,447,407
                                                              ======     ========      ========      ==========
-------
* Denotes multiple share classes held in respective fund
  Service ...............................................                                                 6,770
  Institutional .........................................                                                41,277

The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006


                                                                Janus Aspen         Janus Aspen        Janus Aspen
                                                                  Series              Series             Series
                                                           International Growth   Mid Cap Growth    Worldwide Growth
                                                           --------------------   --------------    ----------------
Assets
Shares held in respective Funds .........................          10,548               43,144             52,117
                                                                 --------           ----------         ----------
Investments at cost .....................................        $290,023           $  931,382         $1,294,183
                                                                 --------           ----------         ----------
Investments in respective Funds, at net asset value .....        $533,849           $1,422,448         $1,692,253
Amount due from MONY ....................................              --                   --              4,057
Amount due from respective Funds ........................             117                  392                 --
                                                                 --------           ----------         ----------
  Total Assets ..........................................         533,966            1,422,840          1,696,310
                                                                 ========           ==========         ==========
Liabilities
Amount due to respective Funds ..........................              --                   --              4,057
Amount due to MONY ......................................             117                  392                 --
                                                                 --------           ----------         ----------
  Total Liabilities .....................................             117                  392              4,057
                                                                 --------           ----------         ----------
Net Assets ..............................................        $533,849           $1,422,448         $1,692,253
                                                                 ========           ==========         ==========


                                                              MFS(R)
                                                             Mid Cap        MFS(R)         MFS(R)       MFS(R)
                                                              Growth    New Discovery   Total Return   Utilities
                                                            ---------   -------------   ------------   ---------
Assets
Shares held in respective Funds .........................     27,761          7,745         28,070        9,221
                                                            --------       --------       --------     --------
Investments at cost .....................................   $187,072       $111,442       $564,227     $185,223
                                                            --------       --------       --------     --------
Investments in respective Funds, at net asset value .....   $201,270       $134,921       $614,458     $269,895
Amount due from MONY ....................................         35             12             --          273
Amount due from respective Funds ........................         --             --             13           --
                                                            --------       --------       --------     --------
  Total Assets ..........................................    201,305        134,933        614,471      270,168
                                                            ========       ========       ========     ========
Liabilities
Amount due to respective Funds ..........................         35             12             --          273
Amount due to MONY ......................................         --             --             13           --
                                                            --------       --------       --------     --------
  Total Liabilities .....................................         35             12             13          273
                                                            --------       --------       --------     --------
Net Assets ..............................................   $201,270       $134,921       $614,458     $269,895
                                                            ========       ========       ========     ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006


                                                            Old Mutual       Oppenheimer        Oppenheimer
                                                           Select Value   Global Securities   Main Street(R)
                                                           ------------   -----------------   --------------
Assets
Shares held in respective Funds .........................       7,730             4,085             2,271
                                                             --------          --------           -------
Investments at cost .....................................    $107,520          $124,077           $47,406
                                                             --------          --------           -------
Investments in respective Funds, at net asset value .....    $136,364          $149,071           $55,830
Amount due from MONY ....................................          32               196               216
Amount due from respective Funds ........................          --                --                --
                                                             --------          --------           -------
  Total Assets ..........................................     136,396           149,267            56,046
                                                             ========          ========           =======
Liabilities
Amount due to respective Funds ..........................          32               196               216
Amount due to MONY ......................................          --                --                --
                                                             --------          --------           -------
  Total Liabilities .....................................          32               196               216
                                                             --------          --------           -------
Net Assets ..............................................    $136,364          $149,071           $55,830
                                                             ========          ========           =======


                                                              PIMCO            PIMCO          Van Kampen     Van Kampen
                                                           Global Bond       StocksPLUS       UIF Global    UIF U.S. Real
                                                            (Unhedged)   Growth and Income   Value Equity      Estate
                                                           -----------   -----------------   ------------   -------------
Assets
Shares held in respective Funds .........................      23,560           65,290            4,741          46,154
                                                             --------         --------          -------      ----------
Investments at cost .....................................    $294,490         $613,529          $67,509      $  930,759
                                                             --------         --------          -------      ----------
Investments in respective Funds, at net asset value .....    $284,188         $727,326          $80,501      $1,355,076
Amount due from MONY ....................................         107              221               --             224
Amount due from respective Funds ........................          --               --               55              --
                                                             --------         --------          -------      ----------
  Total Assets ..........................................     284,295          727,547           80,556       1,355,300
                                                             ========         ========          =======      ==========
Liabilities
Amount due to respective Funds ..........................         107              221               --             224
Amount due to MONY ......................................          --               --               55              --
                                                             --------         --------          -------      ----------
  Total Liabilities .....................................         107              221               55             224
                                                             --------         --------          -------      ----------
Net Assets ..............................................    $284,188         $727,326          $80,501      $1,355,076
                                                             ========         ========          =======      ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006



                                                                                              Mortality
                                                                                                  &       Unit
                                                                                               Expense    Fair        Units
               Fund Name                                   Option                    Class      Ratio     Value     Outstanding
---------------------------------------   --------------------------------------- ---------- ---------- ---------   -----------
AIM V.I. Basic Value ..................   MONY Variable Universal Life Option 2    Series I      0.35%   $14.38        4,896
AIM V.I. Financial Services ...........   Survivorship Variable Universal Life     Series I      0.35%   $14.28          952
AIM V.I. Financial Services ...........   MONY Variable Universal Life Option 1    Series I      0.65%    14.73        4,452
AIM V.I. Global Health Care ...........   Survivorship Variable Universal Life     Series I      0.35%   $13.00          766
AIM V.I. Global Health Care ...........   MONY Variable Universal Life Option 1    Series I      0.65%    12.35        8,302
AIM V.I. Mid Cap Core Equity ..........   MONY Variable Universal Life Option 2    Series I      0.35%   $14.40        1,963
AIM V.I. Technology ...................   Survivorship Variable Universal Life     Series I      0.35%   $11.43           --
AIM V.I. Technology ...................   MONY Variable Universal Life             Series I      0.65%    10.09        1,946
Alger American Balanced ...............   Survivorship Variable Universal Life         O         0.35%   $12.58        1,237
Alger American Balanced ...............   MONY Variable Universal Life Option 1        O         0.65%    12.55       18,995
Alger American Balanced ...............   MONY Variable Universal Life Option 2        O         0.35%    12.28        4,707
Alger American MidCap Growth ..........   Survivorship Variable Universal Life         O         0.35%   $14.87        3,476
Alger American MidCap Growth ..........   MONY Variable Universal Life Option 1        O         0.65%    14.91       14,325
Alger American MidCap Growth ..........   MONY Variable Universal Life Option 2        O         0.35%    14.66        3,727
Alger American MidCap Growth ..........   MONY Custom Estate Master                    O         0.35%    19.68        4,892
Alger American MidCap Growth ..........   MONY Custom Equity Master                    O         0.65%    15.05       10,393
AXA Premier VIP High Yield ............   Survivorship Variable Universal Life         A         0.35%   $14.49          715
AXA Premier VIP High Yield ............   MONY Variable Universal Life Option 1        A         0.65%    14.72        8,351
AXA Premier VIP High Yield ............   MONY Variable Universal Life Option 2        A         0.35%    12.36        2,555
Dreyfus IP Small Cap Stock Index ......   MONY Variable Universal Life Option 2     Service      0.35%   $16.13        3,014
Dreyfus Stock Index Fund, Inc. ........   MONY Custom Estate Master                 Initial      0.35%   $10.74       23,102
Dreyfus Stock Index Fund, Inc. ........   MONY Custom Equity Master                 Initial      0.65%    10.61      170,427
Dreyfus Stock Index Fund, Inc. ........   MONY Equity Master                        Initial      0.75%    10.23       45,876
EQ/Bond Index .........................   MONY Custom Estate Master                    A         0.35%   $12.43          155
EQ/Bond Index .........................   MONY Strategist                              A         0.60%    30.70          366
EQ/Bond Index .........................   MONY Custom Equity Master                    A         0.65%    13.26       13,531
EQ/Bond Index .........................   MONY Equity Master                           A         0.75%    15.16       11,716
EQ/Boston Advisors Equity Income ......   Survivorship Variable Universal Life         B         0.35%   $16.11        1,980
EQ/Boston Advisors Equity Income ......   MONY Variable Universal Life Option 1        B         0.65%    15.28       10,074
EQ/Boston Advisors Equity Income ......   MONY Variable Universal Life Option 2        B         0.35%    16.10        5,716
EQ/Boston Advisors Equity Income ......   MONY Custom Estate Master                    B         0.35%    14.96        4,267
EQ/Boston Advisors Equity Income ......   MONY Strategist                              A         0.60%    11.67        3,379
EQ/Boston Advisors Equity Income ......   MONY Custom Equity Master                    B         0.65%    14.06       34,480
EQ/Boston Advisors Equity Income ......   MONY Equity Master                           B         0.75%    14.12       10,936
EQ/Calvert Socially Responsible .......   Survivorship Variable Universal Life         B         0.35%   $10.95        1,163
EQ/Calvert Socially Responsible .......   MONY Variable Universal Life Option 1        B         0.65%    10.90        2,183
EQ/Calvert Socially Responsible .......   MONY Custom Estate Master                    A         0.35%     7.11        7,423
EQ/Calvert Socially Responsible .......   MONY Custom Equity Master                    A         0.65%     7.33       32,302
EQ/Calvert Socially Responsible .......   MONY Equity Master                           A         0.75%     8.88        2,424
EQ/Capital Guardian Research ..........   MONY Strategist                              A         0.60%   $11.60       13,851
EQ/Caywood-Scholl High Yield Bond .....   MONY Custom Estate Master                    B         0.35%   $15.05        4,795
EQ/Caywood-Scholl High Yield Bond .....   MONY Custom Equity Master                    B         0.65%    15.27       22,290
EQ/Caywood-Scholl High Yield Bond .....   MONY Equity Master                           B         0.75%    17.91       41,331
EQ/Enterprise Moderate Allocation .....   Survivorship Variable Universal Life         B         0.35%   $13.50          567
EQ/Enterprise Moderate Allocation .....   MONY Variable Universal Life Option 1        B         0.65%    12.38       18,055
EQ/Enterprise Moderate Allocation .....   MONY Variable Universal Life Option 2        B         0.35%    13.22       11,496
EQ/Enterprise Moderate Allocation .....   MONY Custom Estate Master                    B         0.35%    10.46        4,547
EQ/Enterprise Moderate Allocation .....   MONY Custom Equity Master                    B         0.65%    10.65       63,453
EQ/Enterprise Moderate Allocation .....   MONY Equity Master                           B         0.75%    15.65      559,215
EQ/FI Mid Cap .........................   Survivorship Variable Universal Life         A         0.35%   $15.84        8,482
EQ/FI Mid Cap .........................   MONY Variable Universal Life Option 1        A         0.65%    16.09       22,376
EQ/FI Mid Cap .........................   MONY Variable Universal Life Option 2        A         0.35%    15.58        6,751
EQ/GAMCO Small Company Value ..........   Survivorship Variable Universal Life         B         0.35%   $17.28        3,312
EQ/GAMCO Small Company Value ..........   MONY Variable Universal Life Option 1        B         0.65%    18.74       46,619

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006


                                                                                          Mortality
                                                                                              &        Unit
                                                                                           Expense     Fair        Units
               Fund Name                                  Option                  Class     Ratio      Value    Outstanding
--------------------------------------   --------------------------------------- ------- ---------- ---------- ------------
EQ/GAMCO Small Company Value .........   MONY Variable Universal Life Option 2      B        0.35%    16.48       21,698
EQ/GAMCO Small Company Value .........   MONY Custom Estate Master                  B        0.35%    19.36       16,680
EQ/GAMCO Small Company Value .........   MONY Custom Equity Master                  B        0.65%    20.08       67,415
EQ/GAMCO Small Company Value .........   MONY Equity Master                         B        0.75%    38.19      191,865
EQ/Government Securities .............   Survivorship Variable Universal Life       A        0.35%   $11.16        3,816
EQ/Government Securities .............   MONY Variable Universal Life Option 1      A        0.65%    11.08       31,409
EQ/Government Securities .............   MONY Variable Universal Life Option 2      A        0.35%    10.56        3,067
EQ/Government Securities .............   MONY Custom Estate Master                  A        0.35%    11.80        4,447
EQ/Government Securities .............   MONY Custom Equity Master                  A        0.65%    12.98       18,100
EQ/Government Securities .............   MONY Equity Master                         A        0.75%    14.36       19,717
EQ/International Growth ..............   MONY Custom Estate Master                  B        0.35%   $ 9.39        8,514
EQ/International Growth ..............   MONY Custom Equity Master                  B        0.65%     9.96       48,412
EQ/International Growth ..............   MONY Equity Master                         B        0.75%    15.08      142,032
EQ/JPMorgan Core Bond ................   Survivorship Variable Universal Life       A        0.35%   $14.03       11,158
EQ/JPMorgan Core Bond ................   MONY Variable Universal Life Option 1      A        0.65%    13.87       31,865
EQ/JPMorgan Core Bond ................   MONY Variable Universal Life Option 2      A        0.35%    11.57        6,116
EQ/JPMorgan Core Bond ................   MONY Custom Estate Master                  A        0.35%    13.40        6,456
EQ/JPMorgan Core Bond ................   MONY Custom Equity Master                  A        0.65%    13.49       11,322
EQ/Long Term Bond ....................   Survivorship Variable Universal Life       A        0.35%   $12.62          509
EQ/Long Term Bond ....................   MONY Variable Universal Life Option 1      A        0.65%    12.85       13,903
EQ/Long Term Bond ....................   MONY Variable Universal Life Option 2      A        0.35%    11.45        1,282
EQ/Long Term Bond ....................   MONY Custom Estate Master                  A        0.35%    15.01        3,387
EQ/Long Term Bond ....................   MONY Strategist                            A        0.60%    41.90          363
EQ/Long Term Bond ....................   MONY Custom Equity Master                  A        0.65%    15.31       15,803
EQ/Long Term Bond ....................   MONY Equity Master                         A        0.75%    17.73       22,047
EQ/Lord Abbett Growth and Income .....   Survivorship Variable Universal Life       A        0.35%   $14.27        4,416
EQ/Lord Abbett Growth and Income .....   MONY Variable Universal Life Option 1      A        0.65%    14.12       31,429
EQ/Lord Abbett Growth and Income .....   MONY Variable Universal Life Option 2      A        0.35%    14.83       11,285
EQ/Lord Abbett Growth and Income .....   MONY Custom Estate Master                  A        0.35%    15.09        9,699
EQ/Lord Abbett Growth and Income .....   MONY Custom Equity Master                  A        0.65%    14.49       21,095
EQ/Lord Abbett Mid Cap Value .........   Survivorship Variable Universal Life       A        0.35%   $18.00        6,180
EQ/Lord Abbett Mid Cap Value .........   MONY Variable Universal Life Option 1      A        0.65%    16.30       15,109
EQ/Lord Abbett Mid Cap Value .........   MONY Variable Universal Life Option 2      A        0.35%    16.27        5,804
EQ/Lord Abbett Mid Cap Value .........   MONY Custom Estate Master                  A        0.35%    20.31        7,664
EQ/Lord Abbett Mid Cap Value .........   MONY Custom Equity Master                  A        0.65%    15.91       16,594
EQ/Marsico Focus .....................   Custom Estate Master                       B        0.35%   $11.57       12,560
EQ/Marsico Focus .....................   Custom Equity Master                       B        0.65%    11.52       66,813
EQ/Marsico Focus .....................   Equity Master                              B        0.75%    11.51       28,668
EQ/Money Market ......................   Survivorship Variable Universal Life       A        0.35%   $10.54       16,949
EQ/Money Market ......................   MONY Variable Universal Life Option 1      A        0.65%    10.50       96,349
EQ/Money Market ......................   MONY Variable Universal Life Option 2      A        0.35%    10.54       17,698
EQ/Money Market ......................   MONY Custom Estate Master                  A        0.35%    10.54       52,219
EQ/Money Market ......................   MONY Strategist                            A        0.60%    10.51        1,379
EQ/Money Market ......................   MONY Custom Equity Master                  A        0.65%    10.50       89,694
EQ/Money Market ......................   MONY Equity Master                         A        0.75%    10.48       59,578
EQ/Montag & Caldwell Growth ..........   Survivorship Variable Universal Life       B        0.35%   $12.91        2,879
EQ/Montag & Caldwell Growth ..........   MONY Variable Universal Life Option 1      B        0.65%    10.80       84,169
EQ/Montag & Caldwell Growth ..........   MONY Variable Universal Life Option 2      B        0.35%    12.38       30,873
EQ/Montag & Caldwell Growth ..........   MONY Custom Estate Master                  B        0.35%     8.78       44,171
EQ/Montag & Caldwell Growth ..........   MONY Custom Equity Master                  B        0.65%     8.73      273,187
EQ/Montag & Caldwell Growth ..........   MONY Equity Master                         B        0.75%     8.67       35,440
EQ/PIMCO Real Return .................   Survivorship Variable Universal Life       B        0.35%   $ 9.87           --
EQ/PIMCO Real Return .................   MONY Variable Universal Life Option 1      B        0.65%    11.57       29,039

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006


                                                                                                   Mortality
                                                                                                       &        Unit
                                                                                                    Expense     Fair        Units
                  Fund Name                                    Option                   Class        Ratio      Value    Outstanding
------------------------------------------- -------------------------------------- -------------   ---------  --------   ----------
EQ/PIMCO Real Return ...................... MONY Variable Universal Life Option 2        B            0.35%     10.67        5,539
EQ/PIMCO Real Return ...................... MONY Custom Estate Master                    B            0.35%     11.54           --
EQ/PIMCO Real Return ...................... MONY Custom Equity Master                    B            0.65%     11.41        1,633
EQ/Short Duration Bond .................... MONY Variable Universal Life Option 1        B            0.65%    $10.00           --
EQ/Short Duration Bond .................... MONY Variable Universal Life Option 2        B            0.35%     10.63        2,629
EQ/Small Company Growth ................... Survivorship Variable Universal Life         B            0.35%    $12.51        8,307
EQ/Small Company Growth ................... MONY Variable Universal Life Option 1        B            0.65%     12.87       19,896
EQ/Small Company Growth ................... MONY Variable Universal Life Option 2        B            0.35%     13.91       14,387
EQ/Small Company Growth ................... MONY Custom Estate Master                    B            0.35%     11.95        3,794
EQ/Small Company Growth ................... MONY Custom Equity Master                    B            0.65%     11.77       56,163
EQ/Small Company Growth ................... MONY Equity Master                           B            0.75%     12.63        7,678
EQ/TCW Equity ............................. MONY Custom Estate Master                    B            0.35%    $ 9.77        7,417
EQ/TCW Equity ............................. MONY Custom Equity Master                    B            0.65%      8.14      164,741
EQ/TCW Equity ............................. MONY Master                                  B            0.75%     14.11      493,562
EQ/UBS Growth and Income .................. Survivorship Variable Universal Life         B            0.35%    $14.02        1,608
EQ/UBS Growth and Income .................. MONY Variable Universal Life Option 1        B            0.65%     13.86       25,286
EQ/UBS Growth and Income .................. MONY Variable Universal Life Option 2        B            0.35%     15.27        3,313
EQ/UBS Growth and Income .................. MONY Custom Estate Master                    B            0.35%     11.36        5,547
EQ/UBS Growth and Income .................. MONY Custom Equity Master                    B            0.65%     11.40      118,029
EQ/UBS Growth and Income .................. MONY Equity Master                           B            0.75%     11.06       35,348
EQ/Van Kampen Emerging Markets Equity ..... Survivorship Variable Universal Life         A            0.35%    $26.99        1,252
EQ/Van Kampen Emerging Markets Equity ..... MONY Variable Universal Life Option 1        A            0.65%     28.09        4,093
Fidelity VIP Contrafund(R) ................ MONY Custom Estate Master                 Service         0.35%    $14.08       11,928
Fidelity VIP Contrafund(R) ................ MONY Custom Equity Master                 Service         0.65%     14.19       73,092
Fidelity VIP Contrafund(R) ................ MONY Equity Master                        Service         0.75%     13.82       42,106
Fidelity VIP Growth ....................... MONY Custom Estate Master                 Service         0.35%    $ 8.06       18,503
Fidelity VIP Growth ....................... MONY Custom Equity Master                 Service         0.65%      7.67      109,317
Fidelity VIP Growth ....................... MONY Equity Master                        Service         0.75%      7.80       56,089
Fidelity VIP Growth Opportunities ......... MONY Custom Estate Master                 Service         0.35%    $ 9.01        3,363
Fidelity VIP Growth Opportunities ......... MONY Custom Equity Master                 Service         0.65%      9.52       23,306
Fidelity VIP Growth Opportunities ......... MONY Equity Master                        Service         0.75%     11.10        3,254
Franklin Income Securities ................ MONY Variable Universal Life Option 2        2            0.35%    $14.68        4,328
Franklin Rising Dividends Securities ...... MONY Variable Universal Life Option 2        2            0.35%    $14.28        2,586
Franklin Zero Coupon 2010 ................. MONY Variable Universal Life Option 2        2            0.35%    $10.78          806
Janus Aspen Series Balanced ............... MONY Custom Estate Master              Institutional      0.35%    $13.01        5,449
Janus Aspen Series Balanced ............... MONY Custom Equity Master              Institutional      0.65%     12.57       50,550
Janus Aspen Series Balanced ............... MONY Equity Master                     Institutional      0.75%     13.05        7,147
Janus Aspen Series Flexible Bond .......... Survivorship Variable Universal Life      Service         0.35%    $12.61        1,015
Janus Aspen Series Flexible Bond .......... MONY Variable Universal Life Option 1     Service         0.65%     12.29        8,640
Janus Aspen Series Flexible Bond .......... MONY Variable Universal Life Option 2     Service         0.35%     11.01        2,731
Janus Aspen Series Forty .................. Survivorship Variable Universal Life      Service         0.35%    $15.01        2,310
Janus Aspen Series Forty .................. MONY Variable Universal Life Option 1     Service         0.65%     15.19        9,129
Janus Aspen Series Forty .................. MONY Variable Universal Life Option 2     Service         0.35%     15.18        1,929
Janus Aspen Series Forty .................. MONY Custom Estate Master              Institutional      0.35%      8.42        6,277
Janus Aspen Series Forty .................. MONY Custom Equity Master              Institutional      0.65%      9.36       69,241
Janus Aspen Series Forty .................. MONY Equity Master                     Institutional      0.75%      9.23       58,935
Janus Aspen Series International Growth ... Survivorship Variable Universal Life      Service         0.35%    $24.13        3,017
Janus Aspen Series International Growth ... MONY Variable Universal Life Option 1     Service         0.65%     24.09       14,542
Janus Aspen Series International Growth ... MONY Variable Universal Life Option 2     Service         0.35%     24.94        4,444
Janus Aspen Series Mid Cap Growth ......... MONY Custom Estate Master              Institutional      0.35%    $ 5.43       15,861
Janus Aspen Series Mid Cap Growth ......... MONY Custom Equity Master              Institutional      0.65%      6.46      196,327

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)
DECEMBER 31, 2006


                                                                                                   Mortality
                                                                                                       &        Unit
                                                                                                    Expense     Fair        Units
                Fund Name                                Option                        Class         Ratio      Value   Outstanding
--------------------------------------- ---------------------------------------  ---------------   ---------  --------  -----------
Janus Aspen Series Mid Cap Growth ..... MONY Equity Master                         Institutional      0.75%     11.61        5,865
Janus Aspen Series Worldwide Growth ... MONY Custom Estate Master                  Institutional      0.35%    $ 7.97       25,500
Janus Aspen Series Worldwide Growth ... MONY Custom Equity Master                  Institutional      0.65%      7.50      133,125
Janus Aspen Series Worldwide Growth ... MONY Equity Master                         Institutional      0.75%      7.22       68,010
MFS(R) Mid Cap Growth ................. Survivorship Variable Universal Life          Initial         0.35%    $10.83        1,100
MFS(R) Mid Cap Growth ................. MONY Variable Universal Life Option 1         Initial         0.65%     10.51       11,474
MFS(R) Mid Cap Growth ................. MONY Variable Universal Life Option 2         Initial         0.35%     12.67        5,427
MFS(R) New Discovery .................. Survivorship Variable Universal Life          Initial         0.35%    $13.10          432
MFS(R) New Discovery .................. MONY Variable Universal Life Option 1         Initial         0.65%     12.15       10,637
MFS(R) Total Return ................... Survivorship Variable Universal Life          Initial         0.35%    $13.59        2,945
MFS(R) Total Return ................... MONY Variable Universal Life Option 1         Initial         0.65%     13.93       24,094
MFS(R) Total Return ................... MONY Variable Universal Life Option 2         Initial         0.35%     13.37       17,914
MFS(R) Utilities ...................... Survivorship Variable Universal Life          Initial         0.35%    $14.89          508
MFS(R) Utilities ...................... MONY Variable Universal Life Option 1         Initial         0.65%     22.96        4,151
MFS(R) Utilities ...................... MONY Variable Universal Life Option 2         Initial         0.35%     21.48        7,793
Old Mutual Select Value ............... Survivorship Variable Universal Life         Insurance        0.35%    $16.05           --
Old Mutual Select Value ............... MONY Variable Universal Life Option 1        Insurance        0.65%     12.43        8,559
Old Mutual Select Value ............... MONY Variable Universal Life Option 2        Insurance        0.35%     14.94        2,008
Oppenheimer Global Securities ......... MONY Variable Universal Life Option 2         Service         0.35%    $17.71        8,432
Oppenheimer Main Street(R) ............ MONY Variable Universal Life Option 2         Service         0.35%    $14.15        3,947
PIMCO Global Bond (Unhedged) .......... Survivorship Variable Universal Life      Administrative      0.35%    $13.87          733
PIMCO Global Bond (Unhedged) .......... MONY Variable Universal Life Option 1     Administrative      0.65%     14.34        9,592
PIMCO Global Bond (Unhedged) .......... MONY Variable Universal Life Option 2     Administrative      0.35%     11.30        7,137
PIMCO Global Bond (Unhedged) .......... MONY Custom Estate Master                 Administrative      0.35%     10.63           --
PIMCO Global Bond (Unhedged) .......... MONY Custom Equity Master                 Administrative      0.65%     13.65        4,091
PIMCO StocksPLUS Growth and Income .... Survivorship Variable Universal Life      Administrative      0.35%    $13.56       10,131
PIMCO StocksPLUS Growth and Income .... MONY Variable Universal Life Option 1     Administrative      0.65%     13.81       36,860
PIMCO StocksPLUS Growth and Income .... MONY Variable Universal Life Option 2     Administrative      0.35%     14.11        5,715
Van Kampen UIF Global Value Equity .... Survivorship Variable Universal Life             I            0.35%    $12.25           --
Van Kampen UIF Global Value Equity .... MONY Variable Universal Life Option 1            I            0.65%     15.13        5,321
Van Kampen UIF U.S. Real Estate ....... Survivorship Variable Universal Life             I            0.35%    $27.14        4,705
Van Kampen UIF U.S. Real Estate ....... MONY Variable Universal Life Option 1            I            0.65%     28.59       16,713
Van Kampen UIF U.S. Real Estate ....... MONY Variable Universal Life Option 2            I            0.35%     22.99        9,962
Van Kampen UIF U.S. Real Estate ....... MONY Custom Estate Master                        I            0.35%     21.73        1,211
Van Kampen UIF U.S. Real Estate ....... MONY Custom Equity Master                        I            0.65%     26.81       18,472

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                       AIM V.I.     AIM V.I.
                                                          AIM V.I.    Financial      Global
                                                        Basic Value    Services   Health Care
                                                       ------------- ----------- -------------
Investment income:
  Dividend income ....................................    $  262       $ 1,163      $   --
Expenses:
Mortality and expense risk charges ...................      (202)         (419)       (658)
                                                          ------       -------      ------
Net investment income (loss) .........................        60           744        (658)
                                                          ------       -------      ------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....       800         2,897       3,324
 Realized gain distributions .........................     2,896           449          --
                                                          ------       -------      ------
Realized gain/(loss) .................................     3,696         3,346       3,324
                                                          ------       -------      ------
Change in unrealized appreciation (depreciation)           3,640         6,510       2,128
                                                          ------       -------      ------
Net increase/(decrease) in net assets from
 operations ..........................................    $7,396       $10,600      $4,794
                                                          ======       =======      ======


                                                          AIM V.I.
                                                          Mid Cap      AIM V.I.    Alger American   Alger American
                                                        Core Equity   Technology      Balanced      MidCap Growth
                                                       ------------- ------------ ---------------- ---------------
Investment income:
  Dividend income ....................................    $  255        $   --        $  4,176       $       --
Expenses:
Mortality and expense risk charges ...................       (85)         (104)         (1,611)          (2,828)
                                                          ------        ------        --------       ----------
Net investment income (loss) .........................       170          (104)          2,565           (2,828)
                                                          ------        ------        --------       ----------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....       491            24           3,714           16,630
 Realized gain distributions .........................     2,715            --          14,084           72,835
                                                          ------        ------        --------       ----------
Realized gain/(loss) .................................     3,206            24          17,798           89,465
                                                          ------        ------        --------       ----------
Change in unrealized appreciation (depreciation)            (831)        1,747          (8,415)         (38,303)
                                                          ------        ------        --------       ----------
Net increase/(decrease) in net assets from
 operations ..........................................    $2,545        $1,667        $ 11,948       $   48,334
                                                          ======        ======        ========       ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                              Dreyfus IP     Dreyfus
                                                            AXA Premier       Small Cap    Stock Index
                                                        VIP High Yield (a)   Stock Index    Fund, Inc.
                                                       -------------------- ------------- -------------
Investment income:
  Dividend income ....................................       $ 11,401          $  146       $  39,059
Expenses:
Mortality and expense risk charges ...................           (140)           (142)        (14,885)
                                                             --------          ------       ---------
Net investment income (loss) .........................         11,261               4          24,174
                                                             --------          ------       ---------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....             57             854          31,197
 Realized gain distributions .........................             --             828              --
                                                             --------          ------       ---------
Realized gain/(loss) .................................             57           1,682          31,197
                                                             --------          ------       ---------
Change in unrealized appreciation (depreciation)               (8,036)          3,261         265,912
                                                             --------          ------       ---------
Net increase/(decrease) in net assets from
 operations ..........................................       $  3,282          $4,947       $ 321,283
                                                             ========          ======       =========


                                                                      EQ/Boston        EQ/Calvert     EQ/Capital
                                                         EQ/Bond       Advisors         Socially       Guardian
                                                          Index     Equity Income      Responsible     Research
                                                        ---------   -------------   ---------------   ----------
Investment income:
 Dividend income .....................................  $ 17,116      $ 16,790          $   --         $ 1,288
Expenses:
Mortality and expense risk charges ...................    (2,362)       (5,496)           (496)           (920)
                                                        --------      --------          ------         -------
Net investment income (loss) .........................    14,754        11,294            (496)            368
                                                        --------      --------          ------         -------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....    (4,232)       40,069             586            (442)
 Realized gain distributions .........................       205        44,760           2,565              --
                                                        --------      --------          ------         -------
Realized gain/(loss) .................................    (4,027)       84,829           3,151            (442)
                                                        --------      --------          ------         -------
Change in unrealized appreciation (depreciation)             161        35,517           6,645          17,065
                                                        --------      --------          ------         -------
Net increase/(decrease) in net assets from
 operations ..........................................  $ 10,888      $131,640          $9,300         $16,991
                                                        ========      ========          ======         =======

-------
(a) Commenced operations on November 3, 2006
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                            EQ/Enterprise
                                                        EQ/Caywood-Scholl     Moderate        EQ/FI
                                                         High Yield Bond     Allocation     Mid Cap(a)
                                                       ------------------- --------------  ------------
Investment income:
 Dividend income .....................................      $ 63,394        $   270,805     $  1,540
Expenses:
Mortality and expense risk charges ...................        (7,694)           (69,976)        (481)
                                                            --------        -----------     --------
Net investment income (loss) .........................        55,700            200,829        1,059
                                                            --------        -----------     --------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....         1,805           (251,811)       2,898
 Realized gain distributions .........................            --                 --       26,605
                                                            --------        -----------     --------
Realized gain/(loss) .................................         1,805           (251,811)      29,503
                                                            --------        -----------     --------
Change in unrealized appreciation (depreciation)              19,733            904,594       (3,392)
                                                            --------        -----------     --------
Net increase/(decrease) in net assets from
 operations ..........................................      $ 77,238        $   853,612     $ 27,170
                                                            ========        ===========     ========


                                                           EQ/GAMCO
                                                            Small       EQ/Government   EQ/International    EQ/JPMorgan
                                                        Company Value     Securities         Growth        Core Bond (a)
                                                       --------------- --------------- ------------------ --------------
Investment income:
 Dividend income .....................................   $   82,259      $   44,510        $  18,926        $   40,647
Expenses:
Mortality and expense risk charges ...................      (65,817)         (6,067)         (16,972)             (752)
                                                         ----------      ----------        ---------        ----------
Net investment income (loss) .........................       16,442          38,443            1,954            39,895
                                                         ----------      ----------        ---------        ----------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....      161,480         (12,605)          (6,509)               83
 Realized gain distributions .........................      501,067              --               --                --
                                                         ----------      ----------        ---------        ----------
Realized gain/(loss) .................................      662,547         (12,605)          (6,509)               83
                                                         ----------      ----------        ---------        ----------
Change in unrealized appreciation (depreciation)            886,195           2,189          529,871           (32,070)
                                                         ----------      ----------        ---------        ----------
Net increase/(decrease) in net assets from
 operations ..........................................   $1,565,184      $   28,027        $ 525,316        $    7,908
                                                         ==========      ==========        =========        ==========

-------
(a) Commenced operations on November 3, 2006
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                     EQ/Lord Abbett  EQ/Lord Abbett
                                                          EQ/Long      Growth and        Mid Cap
                                                         Term Bond     Income (a)       Value (a)
                                                        -----------  --------------  --------------
Investment income:
 Dividend income .....................................  $   36,613      $ 8,710         $ 5,391
Expenses:
Mortality and expense risk charges ...................      (5,762)        (928)           (693)
                                                        ----------      -------         -------
Net investment income (loss) .........................      30,851        7,782           4,698
                                                        ----------      -------         -------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....        (701)       3,924           3,571
 Realized gain distributions .........................          --        6,918           5,550
                                                        ----------      -------         -------
Realized gain/(loss) .................................        (701)      10,842           9,121
                                                        ----------      -------         -------
Change in unrealized appreciation (depreciation)           (18,827)      23,621          22,858
                                                        ----------      -------         -------
Net increase/(decrease) in net assets from
 operations ..........................................  $   11,323      $42,245         $36,677
                                                        ==========      =======         =======


                                                        EQ/Marsico    EQ/Money      EQ/Montag &      EQ/PIMCO
                                                           Focus       Market     Caldwell Growth   Real Return
                                                       ------------ ------------ ----------------- ------------
Investment income:
 Dividend income .....................................   $  1,959    $ 154,625       $   8,332      $   14,547
Expenses:
Mortality and expense risk charges ...................     (7,328)     (19,775)        (25,033)         (2,334)
                                                         --------    ---------       ---------      ----------
Net investment income (loss) .........................     (5,369)     134,850         (16,701)         12,213
                                                         --------    ---------       ---------      ----------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....     36,623           --          64,708          (1,581)
 Realized gain distributions .........................     27,672           --              --           1,878
                                                         --------    ---------       ---------      ----------
Realized gain/(loss) .................................     64,295           --          64,708             297
                                                         --------    ---------       ---------      ----------
Change in unrealized appreciation (depreciation)           41,393           --         247,586         (13,200)
                                                         --------    ---------       ---------      ----------
Net increase/(decrease) in net assets from
 operations ..........................................   $100,319    $ 134,850       $ 295,593      $     (690)
                                                         ========    =========       =========      ==========

-------
(a) Commenced operations on November 3, 2006

The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2006


                                                           EQ/Short        EQ/Small         EQ/TCW
                                                        Duration Bond   Company Growth      Equity
                                                        -------------   --------------   ------------
Investment income:
 Dividend income .....................................      $ 948          $     --       $       --
Expenses:
Mortality and expense risk charges ...................        (79)           (7,928)         (62,737)
                                                            -----          --------       ----------
Net investment income (loss) .........................        869            (7,928)         (62,737)
                                                            -----          --------       ----------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....         30            51,414         (188,672)
 Realized gain distributions .........................         --            17,251               --
                                                            -----          --------       ----------
Realized gain/(loss) .................................         30            68,665         (188,672)
                                                            -----          --------       ----------
Change in unrealized appreciation (depreciation)              (54)           59,312         (200,600)
                                                            -----          --------       ----------
Net increase/(decrease) in net assets from
 operations ..........................................      $ 845          $120,049       $ (452,009)
                                                            =====          ========       ==========


                                                          EQ/UBS       EQ/Van Kampen
                                                        Growth and   Emerging Markets    Fidelity VIP   Fidelity VIP
                                                          Income        Equity (a)      Contrafund(R)      Growth
                                                        ----------   ----------------   -------------   ------------
Investment income:
 Dividend income .....................................  $  15,900        $   841          $  18,315      $  3,730
Expenses:
Mortality and expense risk charges ...................    (12,893)          (126)           (10,335)       (8,837)
                                                        ---------        -------          ---------      --------
Net investment income (loss) .........................      3,007            715              7,980        (5,107)
                                                        ---------        -------          ---------      --------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....     46,217          1,421             68,578        (1,154)
 Realized gain distributions .........................         --          9,879            140,569            --
                                                        ---------        -------          ---------      --------
Realized gain/(loss) .................................     46,217         11,300            209,147        (1,154)
                                                        ---------        -------          ---------      --------
Change in unrealized appreciation (depreciation)          209,730          3,425            (53,398)       87,743
                                                        ---------        -------          ---------      --------
Net increase/(decrease) in net assets from
 operations ..........................................  $ 258,954        $15,440          $ 163,729      $ 81,482
                                                        =========        =======          =========      ========

-------
(a) Commenced operations on November 3, 2006

The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2006


                                                         Fidelity VIP    Franklin        Franklin
                                                            Growth        Income     Rising Dividends
                                                        Opportunities   Securities      Securities
                                                        -------------   ----------   ----------------
Investment income:
 Dividend income .....................................    $  1,528        $2,071          $  313
Expenses:
Mortality and expense risk charges ...................      (1,668)         (193)           (104)
                                                          --------        ------          ------
Net investment income (loss) .........................        (140)        1,878             209
                                                          --------        ------          ------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....       3,405           992             567
 Realized gain distributions .........................          --           277             148
                                                          --------        ------          ------
Realized gain/(loss) .................................       3,405         1,269             715
                                                          --------        ------          ------
Change in unrealized appreciation (depreciation)             9,601         6,073           3,671
                                                          --------        ------          ------
Net increase/(decrease) in net assets from
 operations ..........................................    $ 12,866        $9,220          $4,595
                                                          ========        ======          ======


                                                                                           Janus Aspen
                                                        Franklin Zero     Janus Aspen         Series      Janus Aspen
                                                         Coupon 2010    Series Balanced   Flexible Bond   Series Forty
                                                        -------------   ---------------   -------------   ------------
Investment income:
 Dividend income .....................................      $ 233          $ 17,698         $   5,699      $  4,464
Expenses:
Mortality and expense risk charges ...................        (23)           (5,178)             (760)       (8,847)
                                                            -----          --------         ---------      --------
Net investment income (loss) .........................        210            12,520             4,939        (4,383)
                                                            -----          --------         ---------      --------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....        (23)           35,031            (1,662)       32,310
 Realized gain distributions .........................         --                --               267            --
                                                            -----          --------         ---------      --------
Realized gain/(loss) .................................        (23)           35,031            (1,395)       32,310
                                                            -----          --------         ---------      --------
Change in unrealized appreciation (depreciation)              (36)           28,623             1,101        89,500
                                                            -----          --------         ---------      --------
Net increase/(decrease) in net assets from
 operations ..........................................      $ 151          $ 76,174         $   4,645      $117,427
                                                            =====          ========         =========      ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2006


                                                             Janus Aspen       Janus Aspen
                                                               Series           Series Mid
                                                        International Growth    Cap Growth
                                                        --------------------   -----------
Investment income:
 Dividend income .....................................        $  8,017          $     --
Expenses:
Mortality and expense risk charges ...................          (2,323)           (8,613)
                                                              --------          --------
Net investment income (loss) .........................           5,694            (8,613)
                                                              --------          --------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....          29,833            54,483
 Realized gain distributions .........................              --                --
                                                              --------          --------
Realized gain/(loss) .................................          29,833            54,483
                                                              --------          --------
Change in unrealized appreciation (depreciation)               124,326           120,056
                                                              --------          --------
Net increase/(decrease) in net assets from
 operations ..........................................        $159,853          $165,926
                                                              ========          ========


                                                           Janus Aspen
                                                             Series        MFS(R) Mid   MFS(R) New      MFS(R)       MFS(R)
                                                        Worldwide Growth   Cap Growth    Discovery   Total Return   Utilities
                                                        ----------------   ----------   ----------   ------------   ---------
Investment income:
 Dividend income .....................................      $ 27,287       $      --     $    --       $ 11,665     $  4,592
Expenses:
Mortality and expense risk charges ...................        (9,819)         (1,039)       (779)        (2,707)      (1,049)
                                                            --------       ---------     -------       --------     --------
Net investment income (loss) .........................        17,468          (1,039)       (779)         8,958        3,543
                                                            --------       ---------     -------       --------     --------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....        (2,220)          7,708       7,013          5,295       15,466
 Realized gain distributions .........................            --           6,532       2,152         15,633        8,720
                                                            --------       ---------     -------       --------     --------
Realized gain/(loss) .................................        (2,220)         14,240       9,165         20,928       24,186
                                                            --------       ---------     -------       --------     --------
Change in unrealized appreciation (depreciation)             240,546          (9,500)      6,565         26,360       35,300
                                                            --------       ---------     -------       --------     --------
Net increase/(decrease) in net assets from
 operations ..........................................      $255,794       $   3,701     $14,951       $ 56,246     $ 63,029
                                                            ========       =========     =======       ========     ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2006


                                                         Old Mutual       Oppenheimer        Oppenheimer
                                                        Select Value   Global Securities   Main Street(R)
                                                        ------------   -----------------   --------------
Investment income:
 Dividend income .....................................    $ 1,785           $   930            $  403
Expenses:
Mortality and expense risk charges ...................       (645)             (416)             (160)
                                                          -------           -------            ------
Net investment income (loss) .........................      1,140               514               243
                                                          -------           -------            ------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....      2,665             1,890               463
 Realized gain distributions .........................         --             5,762                --
                                                          -------           -------            ------
Realized gain/(loss) .................................      2,665             7,652               463
                                                          -------           -------            ------
Change in unrealized appreciation (depreciation)           22,240            11,027             5,588
                                                          -------           -------            ------
Net increase/(decrease) in net assets from
 operations ..........................................    $26,045           $19,193            $6,294
                                                          =======           =======            ======


                                                           PIMCO            PIMCO          Van Kampen    Van Kampen
                                                        Global Bond       StocksPLUS       UIF Global     UIF U.S.
                                                         (Unhedged)   Growth and Income   Value Equity   Real Estate
                                                        -----------   -----------------   ------------   -----------
Investment income:
 Dividend income .....................................   $  8,682         $ 33,030          $ 1,041       $ 12,859
Expenses:
Mortality and expense risk charges ...................     (1,462)          (3,578)            (417)        (6,507)
                                                         --------         --------          -------       --------
Net investment income (loss) .........................      7,220           29,452              624          6,352
                                                         --------         --------          -------       --------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....        (43)          17,168            3,056         69,957
 Realized gain distributions .........................         --               --            2,559         77,200
                                                         --------         --------          -------       --------
Realized gain/(loss) .................................        (43)          17,168            5,615        147,157
                                                         --------         --------          -------       --------
Change in unrealized appreciation (depreciation)            4,037           39,751            6,362        210,209
                                                         --------         --------          -------       --------
Net increase/(decrease) in net assets from
 operations ..........................................   $ 11,214         $ 86,371          $12,601       $363,718
                                                         ========         ========          =======       ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,


                                                        AIM V.I.                AIM V.I.
                                                       Basic Value         Financial Services
                                                 ----------------------- -----------------------
                                                     2006        2005        2006        2005
                                                 ----------- ----------- ----------- -----------
From operations:
 Net investment income (loss) ..................  $     60    $    (91)   $    744    $    509
 Net realized gain (loss) ......................     3,696       1,482       3,346       1,184
 Net change in unrealized appreciation
  (depreciation) ...............................     3,640         985       6,510       1,765
                                                  --------    --------    --------    --------
 Net increase (decrease) in net assets from
  operations ...................................     7,396       2,376      10,600       3,458
                                                  --------    --------    --------    --------
Contract transactions:
 Payments received from contractowners .........    25,682      24,101      15,967      16,648
 Transfers between subaccounts, net ............      (950)        721      (1,766)       (303)
 Transfers for contract benefits and
  terminations .................................    (9,715)     (8,492)     (8,726)     (6,716)
                                                  --------    --------    --------    --------
Net increase (decrease) from contract
 transactions ..................................    15,017      16,330       5,475       9,629
                                                  --------    --------    --------    --------
Net increase/(decrease) in net assets ..........    22,413      18,706      16,075      13,087
Net assets beginning of period .................    47,951      29,245      63,076      49,989
                                                  --------    --------    --------    --------
Net assets end of period .......................  $ 70,364    $ 47,951    $ 79,151    $ 63,076
                                                  ========    ========    ========    ========
 Units issued during the period ................     1,936       2,212       1,202       1,515
 Units redeemed during the period ..............      (804)       (866)       (783)       (692)
                                                  --------    --------    --------    --------
 Net units issued (redeemed) during period .....     1,132       1,346         419         823
                                                  ========    ========    ========    ========


                                                      AIM V.I. Global         AIM V.I. Mid Cap
                                                        Health Care             Core Equity
                                                 ------------------------- ----------------------
                                                     2006         2005         2006       2005
                                                 ------------ ------------ ----------- ----------
From operations:
 Net investment income (loss) ..................  $    (658)   $     (534)  $    170    $     46
 Net realized gain (loss) ......................      3,324         2,802      3,206         776
 Net change in unrealized appreciation
  (depreciation) ...............................      2,128         4,530       (831)        503
                                                  ---------    ----------   --------    --------
 Net increase (decrease) in net assets from
  operations ...................................      4,794         6,798      2,545       1,325
                                                  ---------    ----------   --------    --------
Contract transactions:
 Payments received from contractowners .........     22,635        26,504     11,903      16,103
 Transfers between subaccounts, net ............     (1,232)       (1,508)    (2,010)        (11)
 Transfers for contract benefits and
  terminations .................................    (11,205)      (13,200)    (4,919)     (5,184)
                                                  ---------    ----------   --------    --------
Net increase (decrease) from contract
 transactions ..................................     10,198        11,796      4,974      10,908
                                                  ---------    ----------   --------    --------
Net increase/(decrease) in net assets ..........     14,992        18,594      7,519      12,233
Net assets beginning of period .................     97,432        78,838     20,742       8,509
                                                  ---------    ----------   --------    --------
Net assets end of period .......................  $ 112,424    $   97,432   $ 28,261    $ 20,742
                                                  =========    ==========   ========    ========
 Units issued during the period ................      1,984         2,721        880       1,320
 Units redeemed during the period ..............     (1,133)       (1,647)      (514)       (425)
                                                  ---------    ----------   --------    --------
 Net units issued (redeemed) during period .....        851         1,074        366         895
                                                  =========    ==========   ========    ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,


                                                         AIM V.I.              Alger American
                                                        Technology                Balanced
                                                 ------------------------ -------------------------
                                                     2006        2005         2006         2005
                                                 ----------- ------------ ------------ ------------
From operations:
 Net investment income (loss) ..................  $   (104)   $      (86)  $   2,565    $   2,302
 Net realized gain (loss) ......................        24         1,351      17,798        3,814
 Net change in unrealized appreciation
  (depreciation) ...............................     1,747        (1,649)     (8,415)      11,882
                                                  --------    ----------   ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................     1,667          (384)     11,948       17,998
                                                  --------    ----------   ---------    ---------
Contract transactions:
 Payments received from contractowners .........     6,824         4,376      85,578       74,093
 Transfers between subaccounts, net ............        80            38      (5,905)      (8,357)
 Transfers for contract benefits and
  terminations .................................    (1,371)      (17,600)    (37,874)     (31,316)
                                                  --------    ----------   ---------    ---------
Net increase (decrease) from contract
 transactions ..................................     5,533       (13,186)     41,799       34,420
                                                  --------    ----------   ---------    ---------
Net increase/(decrease) in net assets ..........     7,200       (13,570)     53,747       52,418
Net assets beginning of period .................    12,435        26,005     258,001      205,583
                                                  --------    ----------   ---------    ---------
Net assets end of period .......................  $ 19,635    $   12,435   $ 311,748    $ 258,001
                                                  ========    ==========   =========    =========
 Units issued during the period ................       757           516       7,239        7,613
 Units redeemed during the period ..............      (164)       (2,035)     (3,774)      (4,567)
                                                  --------    ----------   ---------    ---------
 Net units issued (redeemed) during period .....       593        (1,519)      3,465        3,046
                                                  ========    ==========   =========    =========


                                                      Alger American         AXA Premier
                                                       MidCap Growth        VIP High Yield
                                                 ------------------------- ---------------
                                                     2006         2005       2006 (o)(p)
                                                 ------------ ------------ ---------------
From operations:
 Net investment income (loss) ..................  $  (2,828)   $  (2,339)     $ 11,261
 Net realized gain (loss) ......................     89,465       38,523            57
 Net change in unrealized appreciation
  (depreciation) ...............................    (38,303)       3,930        (8,036)
                                                  ---------    ---------      --------
 Net increase (decrease) in net assets from
  operations ...................................     48,334       40,114         3,282
                                                  ---------    ---------      --------
Contract transactions:
 Payments received from contractowners .........     83,920      107,743         9,575
 Transfers between subaccounts, net ............      6,842       27,881       154,735
 Transfers for contract benefits and
  terminations .................................    (60,943)     (72,603)       (2,617)
                                                  ---------    ---------      --------
Net increase (decrease) from contract
 transactions ..................................     29,819       63,021       161,693
                                                  ---------    ---------      --------
Net increase/(decrease) in net assets ..........     78,153      103,135       164,975
Net assets beginning of period .................    494,419      391,284            --
                                                  ---------    ---------      --------
Net assets end of period .......................  $ 572,572    $ 494,419      $164,975
                                                  =========    =========      ========
 Units issued during the period ................      6,874       11,446           679
 Units redeemed during the period ..............     (4,868)      (6,795)         (189)
                                                  ---------    ---------      --------
 Net units issued (redeemed) during period .....      2,006        4,651           490
                                                  =========    =========      ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,


                                                       Dreyfus IP
                                                        Small Cap                Dreyfus Stock
                                                       Stock Index             Index Fund, Inc.
                                                 ----------------------- -----------------------------
                                                     2006        2005         2006           2005
                                                 ----------- ----------- -------------- --------------
From operations:
 Net investment income (loss) ..................  $      4    $    (85)    $   24,174     $   21,109
 Net realized gain (loss) ......................     1,682         485         31,197         10,528
 Net change in unrealized appreciation
  (depreciation) ...............................     3,261       1,515        265,912         55,541
                                                  --------    --------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................     4,947       1,915        321,283         87,178
                                                  --------    --------     ----------     ----------
Contract transactions:
 Payments received from contractowners .........    20,979      18,280        402,504        446,588
 Transfers between subaccounts, net ............      (831)        524       (101,553)       (17,972)
 Transfers for contract benefits and
  terminations .................................    (7,879)     (6,536)      (363,090)      (245,719)
                                                  --------    --------     ----------     ----------
Net increase (decrease) from contract
 transactions ..................................    12,269      12,268        (62,139)       182,897
                                                  --------    --------     ----------     ----------
Net increase/(decrease) in net assets ..........    17,216      14,183        259,144        270,075
Net assets beginning of period .................    31,245      17,062      2,266,874      1,996,799
                                                  --------    --------     ----------     ----------
Net assets end of period .......................  $ 48,461    $ 31,245     $2,526,018     $2,266,874
                                                  ========    ========     ==========     ==========
 Units issued during the period ................     1,399       1,528         42,943         54,636
 Units redeemed during the period ..............      (603)       (599)       (50,074)       (33,951)
                                                  --------    --------     ----------     ----------
 Net units issued (redeemed) during period .....       796         929         (7,131)        20,685
                                                  ========    ========     ==========     ==========


                                                          EQ/Bond               EQ/Boston Advisors
                                                           Index                  Equity Income
                                                 ------------------------- ----------------------------
                                                     2006         2005          2006         2005 (a)
                                                 ------------ ------------ -------------- -------------
From operations:
 Net investment income (loss) ..................  $  14,754    $  13,216     $   11,294    $     6,930
 Net realized gain (loss) ......................     (4,027)         (88)        84,829         22,488
 Net change in unrealized appreciation
  (depreciation) ...............................        161      (12,650)        35,517         12,207
                                                  ---------    ---------     ----------    -----------
 Net increase (decrease) in net assets from
  operations ...................................     10,888          478        131,640         41,625
                                                  ---------    ---------     ----------    -----------
Contract transactions:
 Payments received from contractowners .........     49,585       58,109        192,826        214,115
 Transfers between subaccounts, net ............     21,133      (46,435)           175         84,932
 Transfers for contract benefits and
  terminations .................................    (35,983)     (47,661)      (158,737)      (107,253)
                                                  ---------    ---------     ----------    -----------
Net increase (decrease) from contract
 transactions ..................................     34,735      (35,987)        34,264        191,794
                                                  ---------    ---------     ----------    -----------
Net increase/(decrease) in net assets ..........     45,623      (35,509)       165,904        233,419
Net assets beginning of period .................    324,637      360,146        854,761        621,342
                                                  ---------    ---------     ----------    -----------
Net assets end of period .......................  $ 370,260    $ 324,637     $1,020,665    $   854,761
                                                  =========    =========     ==========    ===========
 Units issued during the period ................      5,371        5,500         18,215         29,237
 Units redeemed during the period ..............     (2,899)      (7,934)       (16,145)       (12,853)
                                                  ---------    ---------     ----------    -----------
 Net units issued (redeemed) during period .....      2,472       (2,434)         2,070         16,384
                                                  =========    =========     ==========    ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Calvert                  EQ/Capital
                                                    Socially Responsible          Guardian Research
                                                 --------------------------- ---------------------------
                                                   2006 (i)    2005 (b) (c)      2006      2005 (b) (d)
                                                 ------------ -------------- ------------ --------------
From operations:
 Net investment income (loss) ..................  $    (496)     $    (68)     $    368     $     804
 Net realized gain (loss) ......................      3,151         1,465          (442)         (336)
 Net change in unrealized appreciation
  (depreciation) ...............................      6,645         2,282        17,065       (16,305)
                                                  ---------      --------      --------     ---------
 Net increase (decrease) in net assets from
  operations ...................................      9,300         3,679        16,991       (15,837)
                                                  ---------      --------      --------     ---------
Contract transactions:
 Payments received from contractowners .........     14,456         2,102         5,678         1,843
 Transfers between subaccounts, net ............    296,434        37,511        (1,982)      163,159
 Transfers for contract benefits and
  terminations .................................    (11,943)       (3,697)       (6,700)       (2,100)
                                                  ---------      --------      --------     ---------
Net increase (decrease) from contract
 transactions ..................................    298,947        35,916        (3,004)      162,902
                                                  ---------      --------      --------     ---------
Net increase/(decrease) in net assets ..........    308,247        39,595        13,987       147,065
Net assets beginning of period .................     39,595            --       147,065            --
                                                  ---------      --------      --------     ---------
Net assets end of period .......................  $ 347,842      $ 39,595      $161,052     $ 147,065
                                                  =========      ========      ========     =========
 Units issued during the period ................     43,291         4,159           517        14,386
 Units redeemed during the period ..............     (1,594)         (361)         (789)         (263)
                                                  ---------      --------      --------     ---------
 Net units issued (redeemed) during period .....     41,697         3,798          (272)       14,123
                                                  =========      ========      ========     =========


                                                       EQ/Caywood-Scholl                EQ/Enterprise
                                                        High Yield Bond              Moderate Allocation
                                                 ----------------------------- -------------------------------
                                                      2006           2005            2006          2005 (e)
                                                 -------------- -------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................   $   55,700     $   53,573    $     200,829   $     198,673
 Net realized gain (loss) ......................        1,805          4,541         (251,811)       (339,515)
 Net change in unrealized appreciation
  (depreciation) ...............................       19,733        (36,548)         904,594         543,578
                                                   ----------     ----------    -------------   -------------
 Net increase (decrease) in net assets from
  operations ...................................       77,238         21,566          853,612         402,736
                                                   ----------     ----------    -------------   -------------
Contract transactions:
 Payments received from contractowners .........      145,462        153,699        1,117,984       1,305,192
 Transfers between subaccounts, net ............      (22,095)       (56,903)        (271,243)       (411,622)
 Transfers for contract benefits and
  terminations .................................     (155,579)      (142,075)      (1,373,137)     (1,379,739)
                                                   ----------     ----------    -------------   -------------
Net increase (decrease) from contract
 transactions ..................................      (32,212)       (45,279)        (526,396)       (486,169)
                                                   ----------     ----------    -------------   -------------
Net increase/(decrease) in net assets ..........       45,026        (23,713)         327,216         (83,433)
Net assets beginning of period .................    1,108,167      1,131,880        9,557,997       9,641,430
                                                   ----------     ----------    -------------   -------------
Net assets end of period .......................   $1,153,193     $1,108,167    $   9,885,213   $   9,557,997
                                                   ==========     ==========    =============   =============
 Units issued during the period ................        9,750         12,273           81,226         104,984
 Units redeemed during the period ..............      (11,560)       (14,944)        (118,360)       (139,567)
                                                   ----------     ----------    -------------   -------------
 Net units issued (redeemed) during period .....       (1,810)        (2,671)         (37,134)        (34,583)
                                                   ==========     ==========    =============   =============

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,


                                                     EQ/FI             EQ/GAMCO Small
                                                    Mid Cap            Company Value
                                                 ------------- ------------------------------
                                                  2006 (l)(p)        2006           2005
                                                 ------------- --------------- --------------
From operations:
 Net investment income (loss) ..................   $   1,059     $    16,442     $  (22,663)
 Net realized gain (loss) ......................      29,503         662,547        722,183
 Net change in unrealized appreciation
  (depreciation) ...............................      (3,392)        886,195       (393,801)
                                                   ---------     -----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................      27,170       1,565,184        305,719
                                                   ---------     -----------     ----------
Contract transactions:
 Payments received from contractowners .........      15,502         993,604      1,121,218
 Transfers between subaccounts, net ............     570,348        (169,506)      (229,935)
 Transfers for contract benefits and
  terminations .................................     (12,394)       (859,175)      (789,300)
                                                   ---------     -----------     ----------
Net increase (decrease) from contract
 transactions ..................................     573,456         (35,077)       101,983
                                                   ---------     -----------     ----------
Net increase/(decrease) in net assets ..........     600,626       1,530,107        407,702
Net assets beginning of period .................          --       8,766,314      8,358,612
                                                   ---------     -----------     ----------
Net assets end of period .......................   $ 600,626     $10,296,421     $8,766,314
                                                   =========     ===========     ==========
 Units issued during the period ................         980          46,086         60,610
 Units redeemed during the period ..............        (811)        (44,019)       (47,785)
                                                   ---------     -----------     ----------
 Net units issued (redeemed) during period .....         169           2,067         12,825
                                                   =========     ===========     ==========


                                                        EQ/Government              EQ/International         EQ/JPMorgan
                                                         Securities                     Growth               Core Bond
                                                 --------------------------- ----------------------------- -------------
                                                      2006          2005          2006           2005       2006 (m)(p)
                                                 ------------- ------------- -------------- -------------- -------------
From operations:
 Net investment income (loss) ..................  $    38,443   $    28,213    $    1,954     $   14,843     $  39,895
 Net realized gain (loss) ......................      (12,605)       (1,442)       (6,509)       (48,631)           83
 Net change in unrealized appreciation
  (depreciation) ...............................        2,189       (20,457)      529,871        259,211       (32,070)
                                                  -----------   -----------    ----------     ----------     ---------
 Net increase (decrease) in net assets from
  operations ...................................       28,027         6,314       525,316        225,423         7,908
                                                  -----------   -----------    ----------     ----------     ---------
Contract transactions:
 Payments received from contractowners .........      210,893       247,683       269,723        275,448        29,358
 Transfers between subaccounts, net ............      (77,002)      (20,865)       56,557          9,099       879,482
 Transfers for contract benefits and
  terminations .................................     (138,029)     (172,716)     (235,083)      (216,895)       (9,140)
                                                  -----------   -----------    ----------     ----------     ---------
Net increase (decrease) from contract
 transactions ..................................       (4,138)       54,102        91,197         67,652       899,700
                                                  -----------   -----------    ----------     ----------     ---------
Net increase/(decrease) in net assets ..........       23,889        60,416       616,513        293,075       907,608
Net assets beginning of period .................      969,720       909,304     2,088,999      1,795,924            --
                                                  -----------   -----------    ----------     ----------     ---------
Net assets end of period .......................  $   993,609   $   969,720    $2,705,512     $2,088,999     $ 907,608
                                                  ===========   ===========    ==========     ==========     =========
 Units issued during the period ................       18,987        22,677        33,340         37,070         2,322
 Units redeemed during the period ..............      (19,531)      (17,604)      (24,077)       (28,192)         (777)
                                                  -----------   -----------    ----------     ----------     ---------
 Net units issued (redeemed) during period .....         (544)        5,073         9,263          8,878         1,545
                                                  ===========   ===========    ==========     ==========     =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,


                                                                              EQ/Lord Abbett
                                                           EQ/Long                Growth
                                                          Term Bond             and Income
                                                 --------------------------- ---------------
                                                      2006          2005       2006 (j)(p)
                                                 ------------- ------------- ---------------
From operations:
 Net investment income (loss) ..................  $    30,851   $    12,021    $    7,782
 Net realized gain (loss) ......................         (701)       10,756        10,842
 Net change in unrealized appreciation
  (depreciation) ...............................      (18,827)       (2,481)       23,621
                                                  -----------   -----------    ----------
 Net increase (decrease) in net assets from
  operations ...................................       11,323        20,296        42,245
                                                  -----------   -----------    ----------
Contract transactions:
 Payments received from contractowners .........      147,735       156,785        32,801
 Transfers between subaccounts, net ............      (13,557)       (8,405)    1,067,048
 Transfers for contract benefits and
  terminations .................................     (123,967)     (118,450)      (16,479)
                                                  -----------   -----------    ----------
Net increase (decrease) from contract
 transactions ..................................       10,211        29,930     1,083,370
                                                  -----------   -----------    ----------
Net increase/(decrease) in net assets ..........       21,534        50,226     1,125,615
Net assets beginning of period .................      877,261       827,035            --
                                                  -----------   -----------    ----------
Net assets end of period .......................  $   898,795   $   877,261    $1,125,615
                                                  ===========   ===========    ==========
 Units issued during the period ................       10,651        11,350         2,820
 Units redeemed during the period ..............       (9,912)       (9,197)       (1,262)
                                                  -----------   -----------    ----------
 Net units issued (redeemed) during period .....          739         2,153         1,558
                                                  ===========   ===========    ==========


                                                  EQ/Lord Abbett           EQ/Marsico                     EQ/Money
                                                   Mid Cap Value              Focus                        Market
                                                 ---------------- ----------------------------- ----------------------------
                                                    2006 (k)(p)        2006       2005 (b) (f)       2006       2005 (b) (g)
                                                 ---------------- -------------- -------------- -------------- -------------
From operations:
 Net investment income (loss) ..................     $  4,698       $   (5,369)    $   (2,098)    $  134,850    $   28,489
 Net realized gain (loss) ......................        9,121           64,295         23,223             --            --
 Net change in unrealized appreciation
  (depreciation) ...............................       22,858           41,393        252,424             --            --
                                                     --------       ----------     ----------     ----------    ----------
 Net increase (decrease) in net assets from
  operations ...................................       36,677          100,319        273,549        134,850        28,489
                                                     --------       ----------     ----------     ----------    ----------
Contract transactions:
 Payments received from contractowners .........       20,247          158,854         64,025        689,562       176,330
 Transfers between subaccounts, net ............      823,702           10,285        820,670         19,163     3,137,345
 Transfers for contract benefits and
  terminations .................................       (8,471)        (142,155)       (40,519)      (534,931)     (142,183)
                                                     --------       ----------     ----------     ----------    ----------
Net increase (decrease) from contract
 transactions ..................................      835,478           26,984        844,176        173,794     3,171,492
                                                     --------       ----------     ----------     ----------    ----------
Net increase/(decrease) in net assets ..........      872,155          127,303      1,117,725        308,644     3,199,981
Net assets beginning of period .................           --        1,117,725             --      3,199,981            --
                                                     --------       ----------     ----------     ----------    ----------
Net assets end of period .......................     $872,155       $1,245,028     $1,117,725     $3,508,625    $3,199,981
                                                     ========       ==========     ==========     ==========    ==========
 Units issued during the period ................        1,318           20,500        110,389         77,843       341,633
 Units redeemed during the period ..............         (997)         (17,888)        (4,960)       (61,014)      (24,596)
                                                     --------       ----------     ----------     ----------    ----------
 Net units issued (redeemed) during period .....          321            2,612        105,429         16,829       317,037
                                                     ========       ==========     ==========     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Montag &                  EQ/PIMCO
                                                        Caldwell Growth               Real Return
                                                 ----------------------------- -------------------------
                                                      2006         2005 (h)        2006         2005
                                                 -------------- -------------- ------------ ------------
From operations:
 Net investment income (loss) ..................   $  (16,701)    $   (9,511)   $  12,213    $   3,445
 Net realized gain (loss) ......................       64,708         17,244          297        3,136
 Net change in unrealized appreciation
  (depreciation) ...............................      247,586        252,246      (13,200)      (5,740)
                                                   ----------     ----------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................      295,593        259,979         (690)         841
                                                   ----------     ----------    ---------    ---------
Contract transactions:
 Payments received from contractowners .........      805,546        838,607      129,996      132,910
 Transfers between subaccounts, net ............     (203,721)       875,702      (12,795)      (1,213)
 Transfers for contract benefits and
  terminations .................................     (543,382)      (490,104)     (58,960)     (48,551)
                                                   ----------     ----------    ---------    ---------
Net increase (decrease) from contract
 transactions ..................................       58,443      1,224,205       58,241       83,146
                                                   ----------     ----------    ---------    ---------
Net increase/(decrease) in net assets ..........      354,036      1,484,184       57,551       83,987
Net assets beginning of period .................    4,054,746      2,570,562      355,967      271,980
                                                   ----------     ----------    ---------    ---------
Net assets end of period .......................   $4,408,782     $4,054,746    $ 413,518    $ 355,967
                                                   ==========     ==========    =========    =========
 Units issued during the period ................       90,192        234,661       11,540       12,417
 Units redeemed during the period ..............      (85,819)       (77,070)      (6,441)      (5,045)
                                                   ----------     ----------    ---------    ---------
 Net units issued (redeemed) during period .....        4,373        157,591        5,099        7,372
                                                   ==========     ==========    =========    =========


                                                        EQ/Short                   EQ/Small
                                                      Duration Bond             Company Growth
                                                 ----------------------- -----------------------------
                                                     2006        2005         2006           2005
                                                 ----------- ----------- -------------- --------------
From operations:
 Net investment income (loss) ..................  $    869    $    142     $   (7,928)    $   (5,554)
 Net realized gain (loss) ......................        30         (65)        68,665         45,345
 Net change in unrealized appreciation
  (depreciation) ...............................       (54)         39         59,312         46,911
                                                  --------    --------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................       845         116        120,049         86,702
                                                  --------    --------     ----------     ----------
Contract transactions:
 Payments received from contractowners .........    15,489      18,781        218,625        307,757
 Transfers between subaccounts, net ............       644      (2,079)           697        (14,235)
 Transfers for contract benefits and
  terminations .................................    (6,145)     (7,117)      (249,227)      (187,975)
                                                  --------    --------     ----------     ----------
Net increase (decrease) from contract
 transactions ..................................     9,988       9,585        (29,905)       105,547
                                                  --------    --------     ----------     ----------
Net increase/(decrease) in net assets ..........    10,833       9,701         90,144        192,249
Net assets beginning of period .................    17,117       7,416      1,273,314      1,081,065
                                                  --------    --------     ----------     ----------
Net assets end of period .......................  $ 27,950    $ 17,117     $1,363,458     $1,273,314
                                                  ========    ========     ==========     ==========
 Units issued during the period ................     1,561       2,023         20,842         31,595
 Units redeemed during the period ..............      (600)     (1,085)       (23,650)       (21,622)
                                                  --------    --------     ----------     ----------
 Net units issued (redeemed) during period .....       961         938         (2,808)         9,973
                                                  ========    ========     ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/TCW                         EQ/UBS
                                                             Equity                    Growth and Income
                                                 ------------------------------- -----------------------------
                                                       2006            2005           2006           2005
                                                 --------------- --------------- -------------- --------------
From operations:
 Net investment income (loss) ..................  $     (62,737)  $     (64,725)   $    3,007     $      586
 Net realized gain (loss) ......................       (188,672)       (350,421)       46,217         31,224
 Net change in unrealized appreciation
  (depreciation) ...............................       (200,600)        636,961       209,730        106,291
                                                  -------------   -------------    ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................       (452,009)        221,815       258,954        138,101
                                                  -------------   -------------    ----------     ----------
Contract transactions:
 Payments received from contractowners .........      1,004,640       1,120,836       356,995        397,555
 Transfers between subaccounts, net ............       (413,008)       (364,448)      (26,499)        (5,486)
 Transfers for contract benefits and
  terminations .................................     (1,053,732)     (1,438,933)     (264,255)      (612,826)
                                                  -------------   -------------    ----------     ----------
Net increase (decrease) from contract
 transactions ..................................       (462,100)       (682,545)       66,241       (220,757)
                                                  -------------   -------------    ----------     ----------
Net increase/(decrease) in net assets ..........       (914,109)       (460,730)      325,195        (82,656)
Net assets beginning of period .................      9,295,403       9,756,133     1,898,049      1,980,705
                                                  -------------   -------------    ----------     ----------
Net assets end of period .......................  $   8,381,294   $   9,295,403    $2,223,244     $1,898,049
                                                  =============   =============    ==========     ==========
 Units issued during the period ................         82,910         104,959        36,557         46,728
 Units redeemed during the period ..............       (120,843)       (157,232)      (30,657)       (72,704)
                                                  -------------   -------------    ----------     ----------
 Net units issued (redeemed) during period .....        (37,933)        (52,273)        5,900        (25,976)
                                                  =============   =============    ==========     ==========


                                                   EQ/Van Kampen
                                                     Emerging             Fidelity VIP
                                                  Markets Equity          Contrafund(R)
                                                 ---------------- -----------------------------
                                                    2006 (n)(p)        2006           2005
                                                 ---------------- -------------- --------------
From operations:
 Net investment income (loss) ..................     $    715       $    7,980     $   (5,555)
 Net realized gain (loss) ......................       11,300          209,147         37,121
 Net change in unrealized appreciation
  (depreciation) ...............................        3,425          (53,398)       157,648
                                                     --------       ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................       15,440          163,729        189,214
                                                     --------       ----------     ----------
Contract transactions:
 Payments received from contractowners .........        2,308          200,217        202,693
 Transfers between subaccounts, net ............      133,768          132,402        117,514
 Transfers for contract benefits and
  terminations .................................       (2,765)        (149,101)      (150,736)
                                                     --------       ----------     ----------
Net increase (decrease) from contract
 transactions ..................................      133,311          183,518        169,471
                                                     --------       ----------     ----------
Net increase/(decrease) in net assets ..........      148,751          347,247        358,685
Net assets beginning of period .................           --        1,440,248      1,081,563
                                                     --------       ----------     ----------
Net assets end of period .......................     $148,751       $1,787,495     $1,440,248
                                                     ========       ==========     ==========
 Units issued during the period ................           87           31,563         30,985
 Units redeemed during the period ..............         (111)         (18,022)       (16,309)
                                                     --------       ----------     ----------
 Net units issued (redeemed) during period .....          (24)          13,541         14,676
                                                     ========       ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,


                                                           Fidelity                  Fidelity VIP
                                                          VIP Growth             Growth Opportunities
                                                 ----------------------------- -------------------------
                                                      2006           2005          2006         2005
                                                 -------------- -------------- ------------ ------------
From operations:
 Net investment income (loss) ..................   $   (5,107)    $   (3,337)   $    (140)   $     255
 Net realized gain (loss) ......................       (1,154)        (8,537)       3,405        4,071
 Net change in unrealized appreciation
  (depreciation) ...............................       87,743         74,938        9,601       15,674
                                                   ----------     ----------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................       81,482         63,064       12,866       20,000
                                                   ----------     ----------    ---------    ---------
Contract transactions:
 Payments received from contractowners .........      219,321        270,955       49,001       52,014
 Transfers between subaccounts, net ............      (58,207)       (51,241)      (5,617)       5,099
 Transfers for contract benefits and
  terminations .................................     (138,438)      (149,253)     (24,994)     (25,139)
                                                   ----------     ----------    ---------    ---------
Net increase (decrease) from contract
 transactions ..................................       22,676         70,461       18,390       31,974
                                                   ----------     ----------    ---------    ---------
Net increase/(decrease) in net assets ..........      104,158        133,525       31,256       51,974
Net assets beginning of period .................    1,320,591      1,187,066      257,089      205,115
                                                   ----------     ----------    ---------    ---------
Net assets end of period .......................   $1,424,749     $1,320,591    $ 288,345    $ 257,089
                                                   ==========     ==========    =========    =========
 Units issued during the period ................       29,763         42,731        6,505        8,726
 Units redeemed during the period ..............      (26,644)       (32,584)      (4,464)      (5,006)
                                                   ----------     ----------    ---------    ---------
 Net units issued (redeemed) during period .....        3,119         10,147        2,041        3,720
                                                   ==========     ==========    =========    =========


                                                         Franklin              Franklin Rising
                                                     Income Securities      Dividends Securities
                                                 ------------------------- -----------------------
                                                     2006         2005         2006        2005
                                                 ------------ ------------ ----------- -----------
From operations:
 Net investment income (loss) ..................  $    1,878   $    1,015   $    209    $     78
 Net realized gain (loss) ......................       1,269          618        715         248
 Net change in unrealized appreciation
  (depreciation) ...............................       6,073       (1,076)     3,671         503
                                                  ----------   ----------   --------    --------
 Net increase (decrease) in net assets from
  operations ...................................       9,220          557      4,595         829
                                                  ----------   ----------   --------    --------
Contract transactions:
 Payments received from contractowners .........      31,388       41,676     17,265      18,524
 Transfers between subaccounts, net ............      (1,477)        (173)      (527)      1,016
 Transfers for contract benefits and
  terminations .................................     (19,075)     (12,320)    (6,720)     (5,777)
                                                  ----------   ----------   --------    --------
Net increase (decrease) from contract
 transactions ..................................      10,836       29,183     10,018      13,763
                                                  ----------   ----------   --------    --------
Net increase/(decrease) in net assets ..........      20,056       29,740     14,613      14,592
Net assets beginning of period .................      43,248       13,508     22,208       7,616
                                                  ----------   ----------   --------    --------
Net assets end of period .......................  $   63,304   $   43,248   $ 36,821    $ 22,208
                                                  ==========   ==========   ========    ========
 Units issued during the period ................       2,359        3,542      1,311       1,754
 Units redeemed during the period ..............      (1,518)      (1,153)      (547)       (574)
                                                  ----------   ----------   --------    --------
 Net units issued (redeemed) during period .....         841        2,389        764       1,180
                                                  ==========   ==========   ========    ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,


                                                      Franklin Zero              Janus Aspen
                                                       Coupon 2010             Series Balanced
                                                 ----------------------- ---------------------------
                                                     2006        2005         2006          2005
                                                 ----------- ----------- ------------- -------------
From operations:
 Net investment income (loss) ..................  $     210   $     101   $    12,520   $    12,898
 Net realized gain (loss) ......................        (23)         24        35,031         8,036
 Net change in unrealized appreciation
  (depreciation) ...............................        (36)       (119)       28,623        34,269
                                                  ---------   ---------   -----------   -----------
 Net increase (decrease) in net assets from
  operations ...................................        151           6        76,174        55,203
                                                  ---------   ---------   -----------   -----------
Contract transactions:
 Payments received from contractowners .........      4,508       4,325       129,423       165,912
 Transfers between subaccounts, net ............          1        (909)      (29,605)      (11,995)
 Transfers for contract benefits and
  terminations .................................     (1,246)     (1,247)     (192,411)     (101,579)
                                                  ---------   ---------   -----------   -----------
Net increase (decrease) from contract
 transactions ..................................      3,263       2,169       (92,593)       52,338
                                                  ---------   ---------   -----------   -----------
Net increase/(decrease) in net assets ..........      3,414       2,175       (16,419)      107,541
Net assets beginning of period .................      5,277       3,102       816,141       708,600
                                                  ---------   ---------   -----------   -----------
Net assets end of period .......................  $   8,691   $   5,277   $   799,722   $   816,141
                                                  =========   =========   ===========   ===========
 Units issued during the period ................        424         425        11,458        16,292
 Units redeemed during the period ..............       (118)       (221)      (19,289)      (11,417)
                                                  ---------   ---------   -----------   -----------
 Net units issued (redeemed) during period .....        306         204        (7,831)        4,875
                                                  =========   =========   ===========   ===========


                                                        Janus Aspen                 Janus Aspen
                                                   Series Flexible Bond            Series Forty
                                                 ------------------------- -----------------------------
                                                     2006         2005          2006           2005
                                                 ------------ ------------ -------------- --------------
From operations:
 Net investment income (loss) ..................  $   4,939    $   5,283     $   (4,383)    $   (6,094)
 Net realized gain (loss) ......................     (1,395)       2,800         32,310         29,358
 Net change in unrealized appreciation
  (depreciation) ...............................      1,101       (6,844)        89,500        119,892
                                                  ---------    ---------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................      4,645        1,239        117,427        143,156
                                                  ---------    ---------     ----------     ----------
Contract transactions:
 Payments received from contractowners .........     43,534       34,965        217,813        255,314
 Transfers between subaccounts, net ............     (4,704)      (3,284)       (57,186)      (106,455)
 Transfers for contract benefits and
  terminations .................................    (16,000)     (17,696)      (139,108)      (152,479)
                                                  ---------    ---------     ----------     ----------
Net increase (decrease) from contract
 transactions ..................................     22,830       13,985         21,519         (3,620)
                                                  ---------    ---------     ----------     ----------
Net increase/(decrease) in net assets ..........     27,475       15,224        138,946        139,536
Net assets beginning of period .................    121,590      106,366      1,308,461      1,168,925
                                                  ---------    ---------     ----------     ----------
Net assets end of period .......................  $ 149,065    $ 121,590     $1,447,407     $1,308,461
                                                  =========    =========     ==========     ==========
 Units issued during the period ................      3,785        3,386         23,015         31,286
 Units redeemed during the period ..............     (1,787)      (2,116)       (21,244)       (32,393)
                                                  ---------    ---------     ----------     ----------
 Net units issued (redeemed) during period .....      1,998        1,270          1,771         (1,107)
                                                  =========    =========     ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,


                                                        Janus Aspen
                                                   Series International             Janus Aspen
                                                          Growth               Series Mid Cap Growth
                                                 ------------------------- -----------------------------
                                                     2006         2005          2006           2005
                                                 ------------ ------------ -------------- --------------
From operations:
 Net investment income (loss) ..................  $   5,694    $   1,468     $   (8,613)    $   (7,346)
 Net realized gain (loss) ......................     29,833       14,005         54,483         40,477
 Net change in unrealized appreciation
  (depreciation) ...............................    124,326       63,982        120,056        102,056
                                                  ---------    ---------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................    159,853       79,455        165,926        135,187
                                                  ---------    ---------     ----------     ----------
Contract transactions:
 Payments received from contractowners .........     86,279       79,745        196,872        234,635
 Transfers between subaccounts, net ............     15,193        3,803        (19,624)       (15,325)
 Transfers for contract benefits and
  terminations .................................    (69,080)     (54,562)      (216,889)      (152,687)
                                                  ---------    ---------     ----------     ----------
Net increase (decrease) from contract
 transactions ..................................     32,392       28,986        (39,641)        66,623
                                                  ---------    ---------     ----------     ----------
Net increase/(decrease) in net assets ..........    192,245      108,441        126,285        201,810
Net assets beginning of period .................    341,604      233,163      1,296,163      1,094,353
                                                  ---------    ---------     ----------     ----------
Net assets end of period .......................  $ 533,849    $ 341,604     $1,422,448     $1,296,163
                                                  =========    =========     ==========     ==========
 Units issued during the period ................      5,145        6,860         34,317         53,507
 Units redeemed during the period ..............     (3,709)      (4,729)       (41,939)       (41,457)
                                                  ---------    ---------     ----------     ----------
 Net units issued (redeemed) during period .....      1,436        2,131         (7,622)        12,050
                                                  =========    =========     ==========     ==========


                                                          Janus Aspen                 MFS(R) Mid
                                                    Series Worldwide Growth           Cap Growth
                                                 ----------------------------- -------------------------
                                                      2006           2005          2006         2005
                                                 -------------- -------------- ------------ ------------
From operations:
 Net investment income (loss) ..................   $   17,468     $   10,654    $  (1,039)   $    (957)
 Net realized gain (loss) ......................       (2,220)       (24,127)      14,240       12,347
 Net change in unrealized appreciation
  (depreciation) ...............................      240,546         85,910       (9,500)      (6,649)
                                                   ----------     ----------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................      255,794         72,437        3,701        4,741
                                                   ----------     ----------    ---------    ---------
Contract transactions:
 Payments received from contractowners .........      253,164        292,772       51,188       51,917
 Transfers between subaccounts, net ............      (80,329)       (69,782)     (17,551)       4,316
 Transfers for contract benefits and
  terminations .................................     (196,403)      (164,952)     (29,626)     (52,247)
                                                   ----------     ----------    ---------    ---------
Net increase (decrease) from contract
 transactions ..................................      (23,568)        58,038        4,011        3,986
                                                   ----------     ----------    ---------    ---------
Net increase/(decrease) in net assets ..........      232,226        130,475        7,712        8,727
Net assets beginning of period .................    1,460,027      1,329,552      193,558      184,831
                                                   ----------     ----------    ---------    ---------
Net assets end of period .......................   $1,692,253     $1,460,027    $ 201,270    $ 193,558
                                                   ==========     ==========    =========    =========
 Units issued during the period ................       41,056         62,633        4,720        5,679
 Units redeemed during the period ..............      (44,106)       (52,892)      (4,463)      (5,450)
                                                   ----------     ----------    ---------    ---------
 Net units issued (redeemed) during period .....       (3,050)         9,741          257          229
                                                   ==========     ==========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,


                                                          MFS(R)                    MFS(R)
                                                       New Discovery             Total Return
                                                 ------------------------- -------------------------
                                                     2006         2005         2006         2005
                                                 ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss) ..................  $    (779)   $    (747)   $   8,958    $   6,129
 Net realized gain (loss) ......................      9,165       14,903       20,928       21,899
 Net change in unrealized appreciation
  (depreciation) ...............................      6,565       (6,407)      26,360      (17,469)
                                                  ---------    ---------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................     14,951        7,749       56,246       10,559
                                                  ---------    ---------    ---------    ---------
Contract transactions:
 Payments received from contractowners .........     30,790       45,288      144,524      160,166
 Transfers between subaccounts, net ............     (2,271)     (47,835)      (6,115)       8,160
 Transfers for contract benefits and
  terminations .................................    (24,931)     (24,520)     (59,508)     (48,659)
                                                  ---------    ---------    ---------    ---------
Net increase (decrease) from contract
 transactions ..................................      3,588      (27,067)      78,901      119,667
                                                  ---------    ---------    ---------    ---------
Net increase/(decrease) in net assets ..........     18,539      (19,318)     135,147      130,226
Net assets beginning of period .................    116,382      135,700      479,311      349,085
                                                  ---------    ---------    ---------    ---------
Net assets end of period .......................  $ 134,921    $ 116,382    $ 614,458    $ 479,311
                                                  =========    =========    =========    =========
 Units issued during the period ................      2,708        4,980       11,198       15,364
 Units redeemed during the period ..............     (2,385)      (7,120)      (5,200)      (5,280)
                                                  ---------    ---------    ---------    ---------
 Net units issued (redeemed) during period .....        323       (2,140)       5,998       10,084
                                                  =========    =========    =========    =========


                                                                                  Old Mutual
                                                     MFS(R) Utilities            Select Value
                                                 ------------------------- -------------------------
                                                     2006         2005         2006         2005
                                                 ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss) ..................  $   3,543    $     180    $   1,140    $    1,127
 Net realized gain (loss) ......................     24,186        9,471        2,665         1,021
 Net change in unrealized appreciation
  (depreciation) ...............................     35,300       17,223       22,240           778
                                                  ---------    ---------    ---------    ----------
 Net increase (decrease) in net assets from
  operations ...................................     63,029       26,874       26,045         2,926
                                                  ---------    ---------    ---------    ----------
Contract transactions:
 Payments received from contractowners .........     64,683       88,594       32,970        28,793
 Transfers between subaccounts, net ............     (9,208)      (1,593)        (135)        4,455
 Transfers for contract benefits and
  terminations .................................    (50,448)     (43,096)     (18,106)      (12,071)
                                                  ---------    ---------    ---------    ----------
Net increase (decrease) from contract
 transactions ..................................      5,027       43,905       14,729        21,177
                                                  ---------    ---------    ---------    ----------
Net increase/(decrease) in net assets ..........     68,056       70,779       40,774        24,103
Net assets beginning of period .................    201,839      131,060       95,590        71,487
                                                  ---------    ---------    ---------    ----------
Net assets end of period .......................  $ 269,895    $ 201,839    $ 136,364    $   95,590
                                                  =========    =========    =========    ==========
 Units issued during the period ................      3,568        6,478        2,901         3,293
 Units redeemed during the period ..............     (3,245)      (3,306)      (1,663)       (1,315)
                                                  ---------    ---------    ---------    ----------
 Net units issued (redeemed) during period .....        323        3,172        1,238         1,978
                                                  =========    =========    =========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEARS ENDED DECEMBER 31,


                                                        Oppenheimer              Oppenheimer
                                                     Global Securities          Main Street(R)
                                                 ------------------------- ------------------------
                                                     2006         2005         2006        2005
                                                 ------------ ------------ ----------- ------------
From operations:
 Net investment income (loss) ..................  $     514    $      229   $    243     $   192
 Net realized gain (loss) ......................      7,652         1,113        463         145
 Net change in unrealized appreciation
  (depreciation) ...............................     11,027         8,597      5,588       1,443
                                                  ---------    ----------   --------     --------
 Net increase (decrease) in net assets from
  operations ...................................     19,193         9,939      6,294       1,780
                                                  ---------    ----------   --------     --------
Contract transactions:
 Payments received from contractowners .........     55,981        52,689     20,560      18,627
 Transfers between subaccounts, net ............          7         4,146        179          (8)
 Transfers for contract benefits and
  terminations .................................    (19,428)      (16,816)    (7,854)     (6,248)
                                                  ---------    ----------   --------     ---------
Net increase (decrease) from contract
 transactions ..................................     36,560        40,019     12,885      12,371
                                                  ---------    ----------   --------     ---------
Net increase/(decrease) in net assets ..........     55,753        49,958     19,179      14,151
Net assets beginning of period .................     93,318        43,360     36,651      22,500
                                                  ---------    ----------   --------     ---------
Net assets end of period .......................  $ 149,071    $   93,318   $ 55,830     $36,651
                                                  =========    ==========   ========     =========
 Units issued during the period ................      3,495         4,531      1,606       1,581
 Units redeemed during the period ..............     (1,241)       (1,607)      (622)       (535)
                                                  ---------    ----------   --------     ---------
 Net units issued (redeemed) during period .....      2,254         2,924        984       1,046
                                                  =========    ==========   ========     =========


                                                       PIMCO Global            PIMCO StocksPLUS
                                                      Bond (Unhedged)          Growth and Income
                                                 ------------------------- -------------------------
                                                     2006         2005         2006         2005
                                                 ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss) ..................  $   7,220    $   4,329    $  29,452    $  10,240
 Net realized gain (loss) ......................        (43)       5,551       17,168       15,162
 Net change in unrealized appreciation
  (depreciation) ...............................      4,037      (26,111)      39,751       (7,561)
                                                  ---------    ---------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................     11,214      (16,231)      86,371       17,841
                                                  ---------    ---------    ---------    ---------
Contract transactions:
 Payments received from contractowners .........     80,286       91,476      161,442      175,923
 Transfers between subaccounts, net ............     (5,113)       2,548      (18,224)      (9,823)
 Transfers for contract benefits and
  terminations .................................    (40,056)     (41,183)     (73,700)     (98,217)
                                                  ---------    ---------    ---------    ---------
Net increase (decrease) from contract
 transactions ..................................     35,117       52,841       69,518       67,883
                                                  ---------    ---------    ---------    ---------
Net increase/(decrease) in net assets ..........     46,331       36,610      155,889       85,724
Net assets beginning of period .................    237,857      201,247      571,437      485,713
                                                  ---------    ---------    ---------    ---------
Net assets end of period .......................  $ 284,188    $ 237,857    $ 727,326    $ 571,437
                                                  =========    =========    =========    =========
 Units issued during the period ................      6,663        8,139       12,692       15,579
 Units redeemed during the period ..............     (3,666)      (3,836)      (7,252)      (9,675)
                                                  ---------    ---------    ---------    ---------
 Net units issued (redeemed) during period .....      2,997        4,303        5,440        5,904
                                                  =========    =========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)
FOR THE YEARS ENDED DECEMBER 31,


                                                         Van Kampen UIF                 Van Kampen UIF
                                                      Global Value Equity              U.S. Real Estate
                                                   --------------------------   ------------------------------
                                                       2006          2005            2006             2005
                                                   -----------   ------------   --------------   -------------
From operations:
 Net investment income (loss) ..................    $     624     $     206       $    6,352      $    4,904
 Net realized gain (loss) ......................        5,615         3,387          147,157          47,052
 Net change in unrealized appreciation
  (depreciation) ...............................        6,362          (664)         210,209          72,418
                                                    ---------     ---------       ----------      ----------
 Net increase (decrease) in net assets from
  operations ...................................       12,601         2,929          363,718         124,374
                                                    ---------     ---------       ----------      ----------
Contract transactions:
 Payments received from contractowners .........       23,191        14,161          243,553         244,863
 Transfers between subaccounts, net ............       (1,941)         (729)         (42,060)         32,672
 Transfers for contract benefits and
  terminations .................................      (12,528)      (10,187)        (152,204)       (100,236)
                                                    ---------     ---------       ----------      ----------
Net increase (decrease) from contract
 transactions ..................................        8,722         3,245           49,289         177,299
                                                    ---------     ---------       ----------      ----------
Net increase/(decrease) in net assets ..........       21,323         6,174          413,007         301,673
Net assets beginning of period .................       59,178        53,004          942,069         640,396
                                                    ---------     ---------       ----------      ----------
Net assets end of period i .....................    $  80,501     $  59,178       $1,355,076      $  942,069
                                                    =========     =========       ==========      ==========
 Units issued during the period ................        1,703         1,348           12,120          17,686
 Units redeemed during the period ..............       (1,093)       (1,072)          (9,530)         (7,193)
                                                    ---------     ---------       ----------      ----------
 Net units issued (redeemed) during period .....          610           276            2,590          10,493
                                                    =========     =========       ==========      ==========

-------
(a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005. (See Note 5)
(b) Commenced operations on September 9, 2005.
(c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005. (See Note 5)
(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005. (See Note 5)
(e) EQ/Enterprise Moderate Allocation was substituted for EQ/Enterprise Managed on September 9, 2005. (See Note 5).
(f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005. (See Note 5)
(g) EQ/Money Market was substituted for EQ/MONY Money Market on September 9, 2005. (See Note 5).
(h) EQ/Montag & Caldwell Growth was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005. (See Note 5)
(i) EQ/Calvert Socially Responsible was substituted for Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006. (See Note 5)
(j) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006. (See Note 5).
(k) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid-Cap Value on November 3, 3006. (See Note 5)
(l) EQ/FI Mid Cap was substituted for Old Mutual Mid-Cap on November 3, 2006. (See Note 5)
(m) EQ/JPMorgan Core Bond was substituted for PIMCO Real Return on November 3, 2006. (See Note 5)
(n) EQ/Van Kampen Emerging Markets Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006. (See Note 5)
(o) AXA Premier VIP High Yield was substituted for Lord Abbett Bond Debenture on November 3, 2006. (See Note 5)
(p) Commenced operations on November 3, 2006.

The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS


1.  Organization and Business

    MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York. On July 8, 2004, AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc. ("MONY Group," the ultimate parent of MONY and MONY Life Insurance Company of America ("MONY America")), upon which MONY became a wholly-owned subsidiary of AXA Financial.

    The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (MONY Strategist), Variable Universal Life (MONY Equity Master, MONY Custom Equity Master, MONY Custom Estate Master and MONY Variable Universal Life), and MONY Survivorship Variable Universal Life, collectively, the Variable Life Insurance Policies. These policies are issued by MONY.

    There are fifty-six MONY Variable Life subaccounts within the Variable Account, and each invests in only a corresponding portfolio of AIM Variable Insurance Funds, the Alger American Fund, AXA Premier VIP Trust ("VIP"), Dreyfus Investment Portfolios, Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products (VIP), Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, Old Mutual Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., (collectively the "Funds"). The Funds are registered under the 1940 Act as open-end, management investment companies. Prior to July 9, 2004 the Variable Account invested in the MONY Series Fund (the "Fund") and Enterprise Accumulation Trust (the "Trust"). Effective July 9, 2004 the Fund and the Trust merged into EQAT. The Fund and Enterprise were affiliated with MONY.

    Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from MONY. The assets of the Variable Account are the property of MONY. However, the portion of the Variable Account's assets attributable to the Variable Life policies will not be charged with liabilities arising out of other business MONY may conduct.

    The Variable Account consists of the following variable investment options:

    o AIM V.I. Basic Value                o EQ/Short Duration Bond
    o AIM V.I. Financial Services         o EQ/Small Company Growth(2)
    o AIM V.I. Global Health Care         o EQ/TCW Equity
    o AIM V.I. Mid Cap Core Equity        o EQ/UBS Growth and Income
    o AIM V.I. Technology                 o EQ/Van Kampen Emerging Markets Equity
    o Alger American Balanced             o Fidelity VIP Contrafund(R)
    o Alger American MidCap Growth        o Fidelity VIP Growth
    o AXA Premier VIP High Yield          o Fidelity VIP Growth Opportunities
    o Dreyfus IP Small Cap Stock Index    o Franklin Income Securities
    o Dreyfus Stock Index Fund, Inc.      o Franklin Rising Dividends Securities
    o EQ/Bond Index(1)                    o Franklin Zero Coupon 2010
    o EQ/Boston Advisors Equity Income    o Janus Aspen Series Balanced
    o EQ/Calvert Socially Responsible     o Janus Aspen Series Flexible Bond
    o EQ/Capital Guardian Research        o Janus Aspen Series Forty
    o EQ/Caywood-Scholl High Yield Bond   o Janus Aspen Series International Growth
    o EQ/Enterprise Moderate Allocation   o Janus Aspen Series Mid Cap Growth
    o EQ/FI Mid Cap                       o Janus Aspen Series Worldwide Growth
    o EQ/GAMCO Small Company Value        o MFS(R) Mid Cap Growth
    o EQ/Government Securities            o MFS(R) New Discovery
    o EQ/International Growth             o MFS(R) Total Return
    o EQ/JPMorgan Core Bond               o MFS(R) Utilities
    o EQ/Long Term Bond                   o Old Mutual Select Value
    o EQ/Lord Abbett Growth and Income    o Oppenheimer Global Securities
    o EQ/Lord Abbett Mid Cap Value        o Oppenheimer Main Street(R)
    o EQ/Marsico Focus                    o PIMCO Global Bond (Unhedged)
    o EQ/Money Market                     o PIMCO StocksPLUS Growth and Income
    o EQ/Montag & Caldwell Growth         o Van Kampen UIF Global Value Equity
    o EQ/PIMCO Real Return                o Van Kampen UIF U.S. Real Estate

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


1.  Organization and Business (Concluded)

    ----------
    (1) Formerly known as EQ/Intermediate Term Bond
    (2) Formerly known as EQ/Bear Stearns Small Company Growth


    These financial statements should be read in conjunction with the financial statements and footnotes of the Funds which were distributed by MONY to the contractowners.


2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
    (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Investments:

    The investment in shares of each of the respective Funds is stated at value, which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. The value of EQ/Money Market is based upon the amortized cost of the securities held, which approximates market value.

    Due to and Due From:

    Amounts due to/from MONY and amounts due to/from respective funds generally represent premiums, surrenders and death benefits, as well as amounts transferred among the various funds by contractowners.

    Investment Transactions and Investment Income:

    Investments in the Funds are recorded on the trade date. Dividend income and net realized gain distributions are recorded on the ex-dividend date. Dividends and distributions received are reinvested in additional shares of the Funds. Realized gains and losses include: (1) gains and losses on the redemptions of investments in the Funds (determined on the identified cost basis), and (2) distributions representing the net realized gains on investments transactions.

    Contract Payments and Transfers:

    Payments received from contractowners represent contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the Guaranteed Interest Account with Market Value Adjustment, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes.

    Transfers between funds including the Guaranteed Interest Account with Market Value Adjustment, net, are amounts that contractowners have directed to be moved among funds, including permitted transfers to and from the Guaranteed Interest Account with Market Value Adjustment. The net assets of any variable investment may not be less than the aggregate of the contractowner accounts allocated to that variable investment option. Additional assets are set-aside in MONY's General Account to provide for other policy benefits, as required by state law. MONY's General Account is subject to creditor rights.

    Transfers for contract benefits and terminations are payments to contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in transfers for contract benefits and terminations. Included in contract maintenance charges are administrative charges and cost of insurance charges, if applicable.

    Taxes:

    The operations of the Variable Account are included in the federal income tax return of MONY, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Life policies participating in the Variable Account by reasons of applicable provisions of the Internal Revenue Code, and no federal income tax payable by MONY is expected to affect the unit values of Variable Life policies participating in the Variable Account. Accordingly, no provision for income taxes is required. However, MONY retains the right to charge for any federal income tax, which is attributable to the Variable Account, if the law is changed.

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


3.  Related Party Transactions

    Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

    The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the total amount under the Policy in each subaccount ("fund value") to compensate MONY. MONY may impose a surrender charge when the contractowners request a full or partial surrender. These deductions are treated as contractowner redemptions by the Variable Account. The amount deducted for the Variable Account for the year ended December 31, 2006 aggregated to $8,027,161.

    MONY received administrative fees directly from certain Funds for maintaining and servicing contractowner's accounts. During the year ended December 31, 2006, MONY received $39,405 in aggregate from certain Funds in connection with the MONY Variable Life subaccounts.

    Investment Manager and Advisors:

    EQAT and VIP have the right to issue two classes of shares--Class A and Class B. The class of shares offered by EQAT and VIP ("Class B Shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by EQAT and VIP. The Rule 12b-1 Plans provide that EQAT and VIP, on behalf of each portfolio, may charge, annually, the average daily net assets of a portfolio the applicable 12b-1 fee, attributable to its Class B shares, in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

    AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, serves as investment manager of EQAT and VIP. Investment managers either oversee the activities of the investment advisors with respect to EQAT and VIP, and are responsible for retaining and discontinuing the service of those advisors, or directly manage the portfolios. Fees generally vary depending on net asset levels of individual portfolios, and range, for EQAT and VIP, from a low of 0.10% to a high of 1.15% of average daily net assets. AXA Equitable, as investment manger of EQAT and VIP, pays expenses for providing investment advisory services to the portfolios, including the fees of the advisors of each portfolio.

    In the fourth quarter of 2005 AXA Financial completed its sale of The Advest Group to Merrill Lynch, Pierce, Fenner & Smith. Boston Advisors is The Advest Group's investment advisory firm and served as investment advisor to certain EQAT portfolios: EQ/Boston Advisors Equity Income, EQ/Government Securities, EQ/Intermediate Term Bond, EQ/Long Term Bond, EQ/Money Market, and EQ/Short Duration Bond. Upon completion of the sale of The Advest Group, Boston Advisors ceased to be an affiliate of AXA Financial.

    Contract Distribution and Principal Underwriter:

    AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") are distributors and principal underwriters of the Variable Life policies and the Variable Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

    The Variable Life policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Life policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the NASD) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors.

    During the year ended December 31, 2004, and the period January 1, 2005 through June 5, 2005, MONY Securities Corporation ("MONY Securities") served as distributor and principal underwriter of the Variable Life policies and the Variable Account. Effective June 6, 2005, subsequent to regulatory approval, registered representatives of MONY Securities became registered representatives of AXA Advisors.

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


4.  Investment Transactions

    Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the year ended December 31, 2006 were as follows:


                                                         Cost of          Proceeds from
MONY Variable Account L Subaccounts                  Shares Acquired     Shares Redeemed
-------------------------------------------------   -----------------   ----------------
AIM V.I. Basic Value ............................       $   23,247         $    5,274
AIM V.I. Financial Services .....................           15,002              8,332
AIM V.I. Global Health Care .....................           19,319              9,781
AIM V.I. Mid Cap Core Equity ....................           12,475              4,613
AIM V.I. Technology .............................            6,281                853
Alger American Balanced .........................           86,021             27,572
Alger American MidCap Growth ....................          160,797             60,972
AXA Premier VIP High Yield ......................           19,603              1,226
Dreyfus IP Small Cap Stock Index ................           17,588              4,489
Dreyfus Stock Index Fund, Inc. ..................          316,496            354,461
EQ/Bond Index ...................................           84,424             34,729
EQ/Boston Advisors Equity Income ................          275,378            185,061
EQ/Calvert Socially Responsible .................           13,395             12,045
EQ/Capital Guardian Research ....................            6,048              8,684
EQ/Caywood-Scholl High Yield Bond ...............          160,152            136,666
EQ/Enterprise Moderate Allocation ...............          880,353          1,206,433
EQ/FI Mid Cap ...................................           40,930              8,381
EQ/GAMCO Small Company Value ....................        1,277,368            794,934
EQ/Government Securities ........................          209,039            174,734
EQ/International Growth .........................          308,096            214,945
EQ/JPMorgan Core Bond ...........................           65,805              5,433
EQ/Long Term Bond ...............................          146,484            105,421
EQ/Lord Abbett Growth and Income ................           48,730             12,082
EQ/Lord Abbett Mid Cap Value ....................           26,481              9,835
EQ/Marsico Focus ................................          190,618            141,330
EQ/Money Market .................................          851,675            543,032
EQ/Montag & Caldwell Growth .....................          572,703            531,536
EQ/PIMCO Real Return ............................          122,934             50,595
EQ/Short Duration Bond ..........................           13,387              2,528
EQ/Small Company Growth .........................          197,844            218,426
EQ/TCW Equity ...................................          555,711          1,080,549
EQ/UBS Growth and Income ........................          290,387            221,140
EQ/Van Kampen Emerging Markets Equity ...........           12,136              2,129
Fidelity VIP Contrafund(R) ......................          519,866            187,797
Fidelity VIP Growth .............................          171,419            153,848
Fidelity VIP Growth Opportunities ...............           49,083             30,832
Franklin Income Securities ......................           25,858             12,865
Franklin Rising Dividends Securities ............           13,632              3,258
Franklin Zero Coupon 2010 .......................            3,921                449
Janus Aspen Series Balanced .....................          127,036            207,110
Janus Aspen Series Flexible Bond ................           41,391             13,353
Janus Aspen Series Forty ........................          180,605            163,469
Janus Aspen Series International Growth .........           90,495             52,409
Janus Aspen Series Mid Cap Growth ...............          150,571            198,826
Janus Aspen Series Worldwide Growth .............          211,439            217,540
MFS(R) Mid Cap Growth ...........................           44,643             35,140
MFS(R) New Discovery ............................           26,040             21,080
MFS(R) Total Return .............................          143,451             39,959
MFS(R) Utilities ................................           56,360             39,038
Old Mutual Select Value .........................           28,048             12,178

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


4.  Investment Transactions (Concluded)


                                                    Cost of          Proceeds from
MONY Variable Account L Subaccounts             Shares Acquired     Shares Redeemed
--------------------------------------------   -----------------   ----------------
Oppenheimer Global Securities ..............        $ 51,340           $  8,505
Oppenheimer Main Street(R) .................          16,604              3,475
PIMCO Global Bond (Unhedged) ...............          70,816             27,705
PIMCO StocksPLUS Growth and Income .........         165,664             66,696
Van Kampen UIF Global Value Equity .........          24,108             12,202
Van Kampen UIF U.S. Real Estate ............         291,773            158,932

5.  Substitutions/Reorganizations

    Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.


-----------------------------------------------------------------------------------------------------
November 3, 2006           Removed Portfolio                     Surviving Portfolio
-----------------------------------------------------------------------------------------------------
                           The Dreyfus Socially Responsible
                           Growth Fund, Inc.                     EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------
Shares                         10,826                                35,463
Value                      $    27.68                            $     8.45
Net assets before merger   $  299,666                            $       --
Net assets after merger    $       --                            $  299,666
-----------------------------------------------------------------------------------------------------
                           Lord Abbett Bond Debenture            AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------
Shares                         12,567                                26,200
Value                      $    12.30                            $     5.90
Net assets before merger   $  154,577                            $       --
Net assets after merger    $       --                            $  154,577
-----------------------------------------------------------------------------------------------------
                                                                 EQ/Lord Abbett Growth and
                           Lord Abbett Growth and Income         Income
-----------------------------------------------------------------------------------------------------
Shares                         35,962                                88,069
Value                      $    29.51                            $    12.05
Net assets before merger   $1,061,235                            $       --
Net assets after merger    $       --                            $1,061,235
-----------------------------------------------------------------------------------------------------
                           Lord Abbett Mid Cap Value             EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------
Shares                         36,671                                68,694
Value                      $    22.61                            $    12.07
Net assets before merger   $  829,138                            $       --
Net assets after merger    $       --                            $  829,138
-----------------------------------------------------------------------------------------------------
                           Old Mutual Mid-Cap                    EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------
Shares                         33,508                                53,043
Value                      $    16.97                            $    10.72
Net assets before merger   $  568,623                            $       --
Net assets after merger    $       --                            $  568,623
-----------------------------------------------------------------------------------------------------
                           PIMCO Real Return                     EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------
Shares                         70,915                                77,407
Value                      $    12.40                            $    11.36
Net assets before merger   $  879,347                            $       --
Net assets after merger    $       --                            $  879,347
-----------------------------------------------------------------------------------------------------

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS


5. Substitutions/Reorganizations


-----------------------------------------------------------------------------------------
 November 3, 2006          Removed Portfolio            Surviving Portfolio
-----------------------------------------------------------------------------------------
                           Van Kampen UIF Emerging      EQ/Van Kampen Emerging Markets
                           Markets Equity               Equity
-----------------------------------------------------------------------------------------
Shares                        7,670                        8,535
Value                      $  17.46                     $  15.69
Net assets before merger   $133,916                     $     --
Net assets after merger    $     --                     $133,916
-----------------------------------------------------------------------------------------
September 9, 2005          Removed Portfolio            Surviving Portfolio
-----------------------------------------------------------------------------------------
                           EQ/Enterprise
                           Capital Appreciation         EQ/Marsico Focus
-----------------------------------------------------------------------------------------
Shares -- Class B             141,122                       68,933
Value -- Class B           $     7.41                   $    15.17
Net assets before merger   $1,045,717                   $       --
Net assets after merger    $       --                   $1,045,717
-----------------------------------------------------------------------------------------
                           EQ/Enterprise Global         EQ/Calvert
                           Socially Responsive          Socially Responsible
-----------------------------------------------------------------------------------------
Shares -- Class B               3,444                        4,870
Value -- Class B           $    11.58                   $     8.19
Net assets before merger   $   39,883                   $       --
Net assets after merger    $       --                   $   39,883
-----------------------------------------------------------------------------------------
                           EQ/Enterprise                EQ/Montag & Caldwell
                           Multi-Cap Growth             Growth
-----------------------------------------------------------------------------------------
Shares -- Class B             125,586                      208,010
Value -- Class B           $     8.53                   $     5.15
Net assets before merger   $1,071,251                   $2,984,162
Net assets after merger    $       --                   $4,055,413
-----------------------------------------------------------------------------------------
                                                        EQ/Capital
                           EQ/MONY Diversified          Guardian Research
-----------------------------------------------------------------------------------------
Shares -- Class A               9,683                        9,189
Value -- Class A           $    11.72                   $    12.35
Net assets before merger   $  113,483                   $       --
Net assets after merger    $       --                   $  113,483
-----------------------------------------------------------------------------------------

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


5. Substitutions/Reorganizations (Concluded)


--------------------------------------------------------------------------------
 September 9, 2005         Removed Portfolio          Surviving Portfolio
--------------------------------------------------------------------------------
                           EQ/MONY                    EQ/Capital Guardian
                           Equity Growth              Research
--------------------------------------------------------------------------------
Shares -- Class A               1,565                      2,578
Value -- Class A           $    20.34                 $    12.35
Net assets before merger   $   31,840                 $       --
Net assets after merger    $       --                 $   31,840
--------------------------------------------------------------------------------
                           EQ/MONY                    EQ/Boston Advisors
                           Equity Income              Equity Income
--------------------------------------------------------------------------------
Shares -- Class A               2,456                      5,849
Shares -- Class B                  --                    119,772
Value -- Class A           $    15.43                 $     6.48
Value -- Class B           $       --                 $     6.49
Net assets before merger   $   37,899                 $  777,320
Net assets after merger    $       --                 $  815,219
--------------------------------------------------------------------------------
                           EQ/MONY
                           Money Market                EQ/Money Market
--------------------------------------------------------------------------------
Shares -- Class A           3,156,591                  3,156,591
Value -- Class A           $        1                 $        1
Net assets before merger   $3,156,591                 $       --
Net assets after merger    $       --                 $3,156,591
--------------------------------------------------------------------------------

    Effective September 9, 2005, as part of a reorganization, EQ/Enterprise Managed became EQ/Enterprise Moderate Allocation. This reorganization changed the strategy to that of an allocation portfolio. The reorganization had no effect on the value of contractowners' units, and did not constitute a taxable event.


6.  Financial Highlights

    The Variable Life Insurance Policies have unique combinations of features and fees that are charged against the contractowner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

    Financial highlights for the years ended December 31, 2006, 2005 and 2004 are presented in the same table. The tables for the years ended December 31, 2003 and prior are presented individually. Upon the adoption of the provisions of AICPA Statement of Position 03-5 Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies for the year ended December 31, 2003, which requires the disclosure of ranges for certain financial highlight information, the range of expense ratios was presented only for those product designs that had units outstanding during the year. For the year ended December 31, 2004 and going forward, the range of expense ratios is presented across all product designs offered within each subaccount. Therefore, the expense ratios presented in the financial highlights may include product designs that did not have units outstanding during the year, but were available to contractowner's within each subaccount.

    During the year ended December 31, 2003, the Variable Account combined all subaccounts investing in the same class of the same portfolios of the Funds. The financial highlights for the years ended December 31, 2003 are presented for each portfolio of the Funds rather than each Variable Life Policy, as if the accounts were combined on January 1, 2003. Combining these subaccounts had no effect on the net assets of the subaccounts or the unit values of the Variable Life Policies.

    The ranges for the total return ratio and unit value correspond to product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, unit values may fall outside of the ranges presented in the financial highlights.

    Contractowner Charges:

    There are optional insurance benefit charges, in addition to the charges below, which are determined in accordance with the specific terms of the relevant rider, if such options are elected.

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6.  Financial Highlights (Continued)

    The charges below are the current annual charges deducted from the net assets of the Variable Accounts, or from the fund value. Higher charges may be permitted under the terms of the various policies.

    Mortality & Expense Risk Charge: The charge is deducted daily from the net assets of the Variable Accounts, and ranges from a low of 0.35% to a high of 0.75%.

    Monthly per $1,000 Specified Amount Charge: The charge is deducted over a number of years from the fund value, depending upon the provisions of the Variable Life Policies. Generally, the charge grades to zero based on a schedule, as defined with the Variable Life Contract, and as a percentage of dollar value of the Specified Amount. The charge varies based on a number of factors, including age, gender and risk class.

    Cost of Insurance: The cost of insurance charge is a monthly deduction, which is deducted from fund value. The charge is calculated by multiplying the cost of insurance rate by the net amount at risk at the beginning of the policy month. The charge varies by gender, age, policy duration and underwriting class.

    Partial Surrender Charge: This charge is assessed when a contractowner surrenders a portion of their policy's cash value. The charge is deducted from the fund value, and ranges from a low of $10 to a high of $25.

    Surrender Charge: The surrender charge is assessed upon full policy surrender. Generally, the charge is based on a factor per $1,000 of the initial specified amount (or increases in the specified amount), and varies by issue age, gender and risk class.

    Transfer Charge: MONY does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer requested by the contractowner. The charge ranges from a low of $0 to a high of $25.

    Monthly Administrative Charge: The amount of the charge and the number of years over which it is deducted from the fund value vary depending on the Variable Life Insurance policy. The charge may be a flat deduction, or a dollar amount based on the specified amount of the policy. Generally the charge ranges from a low of $5 to a high $31.50.

    Monthly Expense Charge: The charge is deducted from the fund value, generally over the first four years of the policy, or four years after an increase in the specified amount. The amount of the charge varies based on factors, such as age, gender or smoking status.

    Loan Interest Rate Spread: It is assessed each policy anniversary after the loan is taken, or upon death, surrender, or lapse, if earlier. The amount of charges will vary from a low of 0% to a high of 0.60% or $0-$240, depending on the policy year.

    Illustration Projection Report: The charge may be deducted from the fund value after the first policy year upon request of a report that will project future benefits and values under the policy. The charge ranges from a low of $0 to a high of $25.

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                                 At December 31,
                                                  -------------------------------------------------------------------------------
                                                              Units                               Unit Value
                                                           Outstanding                         Lowest to Highest
                                                  --------------------------  ---------------------------------------------------
                                                    2006     2005     2004          2006              2005             2004
                                                  -------- -------- --------  ---------------   ---------------  ----------------
AIM V.I. Basic Value ............................   4,896    3,764    2,418            $14.38            $12.74            $12.09
AIM V.I. Financial Services .....................   5,404    4,985    4,162    14.28 to 14.73    12.30 to 12.73    11.66 to 12.10
AIM V.I. Global Health Care .....................   9,068    8,217    7,143    12.35 to 13.00    11.81 to 12.39    10.99 to 11.50
AIM V.I. Mid Cap Core Equity ....................   1,963    1,597      702             14.40             12.99             12.11
AIM V.I. Technology .............................   1,946    1,353    2,872    10.09 to 11.43     9.19 to 10.38     9.05 to 10.00
Alger American Balanced .........................  24,939   21,474   18,428    12.55 to 12.58    12.05 to 12.06    11.15 to 11.20
Alger American MidCap Growth ....................  36,813   34,807   30,156    14.91 to 19.68    13.63 to 17.93    12.49 to 16.38
AXA Premier VIP High Yield (o) (p) ..............  11,621       --       --    12.36 to 14.72                --                --
Dreyfus IP Small Cap Stock Index ................   3,014    2,218    1,289             16.13             14.15             13.24
Dreyfus Stock Index Fund, Inc. .................. 239,405  246,536  225,851    10.23 to 10.74      8.92 to 9.33      8.59 to 8.94
EQ/Bond Index ...................................  25,768   23,296   25,730    12.43 to 15.16    12.01 to 14.71    11.94 to 14.69
EQ/Boston Advisors Equity Income (a) ............  70,832   68,762   52,378    14.12 to 16.11    12.26 to 13.93    11.64 to 13.17
EQ/Calvert Socially Responsible (b) (c) (i) .....  45,495    3,798       --     8.88 to 10.95    10.42 to 10.43                --
EQ/Capital Guardian Research (b) (d) ............  13,851   14,123       --             11.60             10.39                --
EQ/Caywood-Scholl High Yield Bond ...............  68,416   70,226   72,897    15.05 to 17.91    13.99 to 16.72    13.67 to 16.40
EQ/Enterprise Moderate Allocation (e) ........... 657,333  694,467  729,050    13.50 to 15.65    12.29 to 14.31    11.73 to 13.71
EQ/FI Mid Cap (l) (o) ...........................  37,609       --       --    15.58 to 16.09                --                --
EQ/GAMCO Small Company Value .................... 347,589  345,522  332,697    19.36 to 38.19    16.35 to 32.38    15.72 to 31.27
EQ/Government Securities ........................  80,556   81,100   76,027    11.80 to 14.36    11.43 to 13.97    11.32 to 13.89
EQ/International Growth ......................... 198,958  189,695  180,817     9.39 to 15.08     7.50 to 12.09     6.66 to 10.78
EQ/JPMorgan Core Bond (m) (o) ...................  66,917       --       --    13.40 to 13.49                --                --
EQ/Long Term Bond ...............................  57,294   56,555   54,402    15.01 to 17.73    14.76 to 17.50    14.37 to 17.11
EQ/Lord Abbett Growth and Income (j) (o) ........  77,924       --       --    14.49 to 15.09                --                --
EQ/Lord Abbett Mid Cap Value (k) (o) ............  51,351       --       --    15.91 to 18.00                --                --
EQ/Marsico Focus (b) (f) ........................ 108,041  105,429       --    11.51 to 11.57    10.60 to 10.62                --
EQ/Money Market (b) (g) ......................... 333,866  317,037       --    10.48 to 10.54    10.09 to 10.10                --
EQ/Montag & Caldwell Growth (h) ................. 470,719  466,346  308,755     8.67 to 12.91     8.10 to 12.00     7.74 to 11.42
EQ/PIMCO Real Return ............................  36,211   31,112   23,740    11.41 to 11.54    11.44 to 11.53    11.43 to 11.49
EQ/Short Duration Bond ..........................   2,629    1,668      730    10.00 to 10.63    10.00 to 10.26    10.00 to 10.16
EQ/Small Company Growth ......................... 110,225  113,033  103,060    12.63 to 13.91    11.54 to 12.66    10.81 to 11.81
EQ/TCW Equity ................................... 665,720  703,653  755,926     9.77 to 14.11    10.21 to 14.80     9.86 to 14.34
EQ/UBS Growth and Income ........................ 189,131  183,231  209,207    11.06 to 15.27     9.76 to 13.43     9.03 to 12.37
EQ/Van Kampen Emerging Markets Equity (n) (o) ...   5,345       --       --    26.99 to 28.09                --                --
Fidelity VIP Contrafund(R) ...................... 127,126  113,585   98,909    13.82 to 14.08    12.48 to 12.66    10.76 to 10.87
Fidelity VIP Growth ............................. 183,909  180,790  170,643      7.80 to 8.06      7.37 to 7.58      7.02 to 7.19
Fidelity VIP Growth Opportunities ...............  29,923   27,882   24,162     9.01 to 11.10     8.59 to 10.62      7.92 to 9.83
Franklin Income Securities ......................   4,328    3,487    1,098             14.68             12.46             12.30
Franklin Rising Dividends Securities ............   2,586    1,822      642             14.28             12.23             11.87
Franklin Zero Coupon 2010 .......................     806      500      296             10.78             10.56             10.46
Janus Aspen Series Balanced .....................  63,146   70,977   66,102    13.01 to 13.05    11.79 to 11.88    10.96 to 11.08
Janus Aspen Series Flexible Bond ................  12,386   10,388    9,118    12.29 to 12.61    11.89 to 12.17    11.77 to 12.01
Janus Aspen Series Forty ........................ 147,821  146,050  147,157     9.23 to 15.18     8.51 to 13.96     7.59 to 12.45
Janus Aspen Series International Growth .........  22,003   20,567   18,436    24.09 to 24.94    16.54 to 17.07    12.62 to 12.98
Janus Aspen Series Mid Cap Growth ............... 218,053  225,675  213,625     5.43 to 11.61     4.79 to 10.30      4.28 to 9.24
Janus Aspen Series Worldwide Growth ............. 226,635  229,685  219,944      7.22 to 7.97      6.15 to 6.76      5.85 to 6.41
MFS(R) Mid Cap Growth ...........................  18,001   17,744   17,515    10.51 to 12.67    10.32 to 12.40    10.07 to 12.07
MFS(R) New Discovery ............................  11,069   10,746   12,886    12.15 to 13.10    10.80 to 11.61    10.33 to 11.07
MFS(R) Total Return .............................  44,953   38,955   28,871    13.59 to 13.93    12.19 to 12.53    11.90 to 12.26
MFS(R) Utilities ................................  12,452   12,129    8,957    21.48 to 22.96    16.42 to 17.60    14.10 to 15.16
Old Mutual Select Value .........................  10,567    9,329    7,351    12.43 to 16.05     9.95 to 12.81     9.58 to 12.30
Oppenheimer Global Securities ...................   8,432    6,178    3,254             17.71             15.15             13.33
Oppenheimer Main Street(R) ......................   3,947    2,963    1,917             14.15             12.37             11.74
PIMCO Global Bond (Unhedged) ....................  21,553   18,556   14,253    13.65 to 13.87    13.13 to 13.30    14.15 to 14.29
PIMCO StocksPLUS Growth and Income ..............  52,706   47,266   41,362    13.81 to 14.11    12.11 to 12.34    11.78 to 11.96

                                                          At December 31,
                                                     ---------------------------
                                                              Net Assets
                                                                (000's)
                                                     ---------------------------
                                                        2006     2005     2004
                                                     --------- -------- --------
AIM V.I. Basic Value ............................        $70       $48      $29
AIM V.I. Financial Services .....................         79        63       50
AIM V.I. Global Health Care .....................        112        97       79
AIM V.I. Mid Cap Core Equity ....................         28        21        9
AIM V.I. Technology .............................         20        12       26
Alger American Balanced .........................        312       258      206
Alger American MidCap Growth ....................        573       494      391
AXA Premier VIP High Yield (o) (p) ..............        165         -        -
Dreyfus IP Small Cap Stock Index ................         48        31       17
Dreyfus Stock Index Fund, Inc. ..................      2,526     2,267    1,997
EQ/Bond Index ...................................        370       325      360
EQ/Boston Advisors Equity Income (a) ............      1,021       855      621
EQ/Calvert Socially Responsible (b) (c) (i) .....        348        40        -
EQ/Capital Guardian Research (b) (d) ............        161       147        -
EQ/Caywood-Scholl High Yield Bond ...............      1,153     1,108    1,132
EQ/Enterprise Moderate Allocation (e) ...........      9,885     9,558    9,641
EQ/FI Mid Cap (l) (o) ...........................        601         -        -
EQ/GAMCO Small Company Value ....................     10,296     8,766    8,359
EQ/Government Securities ........................        994       970      909
EQ/International Growth .........................      2,706     2,089    1,796
EQ/JPMorgan Core Bond (m) (o) ...................        908         -        -
EQ/Long Term Bond ...............................        899       877      827
EQ/Lord Abbett Growth and Income (j) (o) ........      1,126         -        -
EQ/Lord Abbett Mid Cap Value (k) (o) ............        872         -        -
EQ/Marsico Focus (b) (f) ........................      1,245     1,118        -
EQ/Money Market (b) (g) .........................      3,509     3,200        -
EQ/Montag & Caldwell Growth (h) .................      4,409     4,055    2,571
EQ/PIMCO Real Return ............................        414       356      272
EQ/Short Duration Bond ..........................         28        17        7
EQ/Small Company Growth .........................      1,363     1,273    1,081
EQ/TCW Equity ...................................      8,381     9,295    9,756
EQ/UBS Growth and Income ........................      2,223     1,898    1,981
EQ/Van Kampen Emerging Markets Equity (n) (o) ...        149         -        -
Fidelity VIP Contrafund(R) ......................      1,787     1,440    1,082
Fidelity VIP Growth .............................      1,425     1,321    1,187
Fidelity VIP Growth Opportunities ...............        288       257      205
Franklin Income Securities ......................         63        43       14
Franklin Rising Dividends Securities ............         37        22        8
Franklin Zero Coupon 2010 .......................          9         5        3
Janus Aspen Series Balanced .....................        800       816      709
Janus Aspen Series Flexible Bond ................        149       122      106
Janus Aspen Series Forty ........................      1,447     1,308    1,169
Janus Aspen Series International Growth .........        534       342      233
Janus Aspen Series Mid Cap Growth ...............      1,422     1,296    1,094
Janus Aspen Series Worldwide Growth .............      1,692     1,460    1,330
MFS(R) Mid Cap Growth ...........................        201       194      185
MFS(R) New Discovery ............................        135       116      136
MFS(R) Total Return .............................        614       479      349
MFS(R) Utilities ................................        270       202      131
Old Mutual Select Value .........................        136        96       71
Oppenheimer Global Securities ...................        149        93       43
Oppenheimer Main Street(R) ......................         56        37       23
PIMCO Global Bond (Unhedged) ....................        284       238      201
PIMCO StocksPLUS Growth and Income ..............        727       571      486

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6.  Financial Highlights (Continued)


                                                                         At December 31,
                                         --------------------------------------------------------------------------------
                                                   Units                                 Unit Value
                                                Outstanding                           Lowest to Highest
                                         -------------------------- -----------------------------------------------------
                                           2006     2005     2004          2006              2005              2004
                                         -------- -------- -------- ----------------- ----------------- -----------------
Van Kampen UIF Global Value Equity ....    5,321    4,711    4,435   $12.25 to 15.13   $10.14 to 12.57   $10.00 to 11.95
Van Kampen UIF U.S. Real Estate .......   51,063   48,473   37,980    26.81 to 27.14    19.55 to 19.73    16.81 to 16.91


                                             At December 31,
                                         ------------------------
                                                Net Assets
                                                 (000's)
                                         ------------------------
                                            2006    2005    2004
                                         --------- ------ -------
Van Kampen UIF Global Value Equity ....      $81     $59    $53
Van Kampen UIF U.S. Real Estate .......    1,355     942    640

-----------------------------
(a)  EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity
     Income on September 9, 2005.
(b)  Units were made available for sale on September 9, 2005.
(c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005.
(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005.
(e) EQ/Enterprise Moderate Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.
(f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.
(g)  EQ/Money Market was substituted for EQ/MONY Money Market on
     September 9, 2005.
(h) EQ/Montag & Caldwell was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005.
(i) EQ/Calvert Socially Responsible was substituted for Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006. (See Note 5)
(j) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006. (See Note 5).
(k) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid-Cap Value on November 3, 3006. (See Note 5)
(l) EQ/FI Mid Cap was substituted for Old Mutual Mid-Cap on November 3, 2006. (See Note 5)
(m)  EQ/JPMorgan Core Bond was substituted for PIMCO Real Return on
     November 3, 2006. (See Note 5)
(n) EQ/Van Kampen Emerging Markets Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006. (See Note 5)
(o)  Units were made available for Sale on November 3, 2006.
(p) AXA Premier VIP High Yield was substituted for Lord Abbett Bond Debenture on November 3, 2006. (See Note 5)

                                                                         For the period ending December 31,
                                                    -----------------------------------------------------------------------------
                                                               Investment                          Expense Ratio**
                                                                 Income                               Lowest to
                                                                 Ratio*                                Highest
                                                    --------------------------------  -------------------------------------------
                                                        2006       2005       2004         2006           2005           2004
                                                    ---------- ---------- ----------  ------------- -------------- --------------
AIM V.I. Basic Value ............................      0.45%      0.11%       0.00%           0.35%          0.35%          0.35%
AIM V.I. Financial Services .....................      1.65       1.53        0.82     0.35 to 0.65   0.35 to 0.65   0.35 to 0.65
AIM V.I. Global Health Care .....................      0.00       0.00        0.00     0.35 to 0.65   0.35 to 0.65   0.35 to 0.65
AIM V.I. Mid Cap Core Equity ....................      1.05       0.64        0.26             0.35           0.35           0.35
AIM V.I. Technology .............................      0.00       0.00        0.00     0.35 to 0.65   0.35 to 0.65   0.35 to 0.65
Alger American Balanced .........................      1.51       1.60        1.41     0.35 to 0.65   0.35 to 0.65   0.35 to 0.65
Alger American MidCap Growth ....................      0.00         --          --     0.35 to 0.65   0.35 to 0.65   0.35 to 0.65
AXA Premier VIP High Yield (o) (p) ..............      7.13         --          --     0.35 to 0.65             --             --
Dreyfus IP Small Cap Stock Index ................      0.36       0.00        0.60             0.35           0.35           0.35
Dreyfus Stock Index Fund, Inc. ..................      1.67       1.64        1.87     0.35 to 0.75   0.35 to 0.75   0.35 to 0.75
EQ/Bond Index ...................................      5.01       4.51        9.71     0.35 to 0.75   0.35 to 0.75   0.35 to 0.75
EQ/Boston Advisors Equity Income (a) ............      1.85       1.52        2.65     0.35 to 0.75   0.35 to 0.75   0.35 to 0.75
EQ/Calvert Socially Responsible (b)(c)(i) .......      0.00       0.00          --     0.35 to 0.65   0.35 to 0.65             --
EQ/Capital Guardian Research (b)(d) .............      0.84       0.75          --             0.60           0.60             --
EQ/Caywood-Scholl High Yield Bond ...............      5.73       5.50       11.89     0.35 to 0.75   0.35 to 0.75   0.35 to 0.75
EQ/Enterprise Moderate Allocation (e) ...........      2.83       2.82        2.91     0.35 to 0.75   0.35 to 0.75   0.35 to 0.75
EQ/FI Mid Cap (l) (o) ...........................      0.26         --          --     0.35 to 0.65             --             --
EQ/GAMCO Small Company Value ....................      0.87       0.44        0.02     0.35 to 0.75   0.35 to 0.75   0.35 to 0.75
EQ/Government Securities ........................      4.67       3.58        5.89     0.35 to 0.75   0.35 to 0.75   0.35 to 0.75
EQ/International Growth .........................      0.80       1.51        1.19     0.35 to 0.75   0.35 to 0.75   0.35 to 0.75
EQ/JPMorgan Core Bond (m) (o) ...................      4.51         --          --     0.35 to 0.65             --             --
EQ/Long Term Bond ...............................      4.24       2.06       10.62     0.35 to 0.75   0.35 to 0.75   0.35 to 0.75
EQ/Lord Abbett Growth and Income (j) (o) ........      0.79         --          --     0.35 to 0.65             --             --
EQ/Lord Abbett Mid Cap Value (k) (o) ............      0.63         --          --     0.35 to 0.65             --             --
EQ/Marsico Focus (b)(f) .........................      0.17       0.00          --     0.35 to 0.75   0.35 to 0.75             --
EQ/Money Market (b)(g) ..........................      4.63       1.08          --     0.35 to 0.75   0.35 to 0.75             --
EQ/Montag & Caldwell Growth (h) .................      0.20       0.30        0.44     0.35 to 0.75   0.35 to 0.75   0.35 to 0.75
EQ/PIMCO Real Return ............................      3.76       1.71        2.67     0.35 to 0.65   0.35 to 0.65   0.35 to 0.65
EQ/Short Duration Bond ..........................      4.17       1.41        4.32     0.35 to 0.65   0.35 to 0.65   0.35 to 0.65
EQ/Small Company Growth .........................      0.00       0.11        0.00     0.35 to 0.75   0.35 to 0.75   0.35 to 0.75


                                                          For the period ending December 31,
                                                  ---------------------------------------------------
                                                                    Total Return***
                                                                       Lowest to
                                                                        Highest
                                                  ---------------------------------------------------
                                                        2006             2005              2004
                                                  ---------------- ---------------- -----------------
AIM V.I. Basic Value ............................           12.87%            5.38%            10.61%
AIM V.I. Financial Services .....................   15.71 to 16.10     5.21 to 5.49      7.94 to 8.36
AIM V.I. Global Health Care .....................     4.57 to 4.92     7.46 to 7.74      6.80 to 7.18
AIM V.I. Mid Cap Core Equity ....................            10.85             7.27             13.39
AIM V.I. Technology .............................    9.79 to 10.12     1.55 to 3.80      0.00 to 6.35
Alger American Balanced .........................     4.06 to 4.40     7.68 to 8.07      3.90 to 4.21
Alger American MidCap Growth ....................     9.39 to 9.76     9.13 to 9.46    12.32 to 12.65
AXA Premier VIP High Yield (o) (p) ..............     1.59 to 1.64               --                --
Dreyfus IP Small Cap Stock Index ................            13.99             6.87             21.47
Dreyfus Stock Index Fund, Inc. ..................   14.69 to 15.11     3.84 to 4.36     9.85 to 10.23
EQ/Bond Index ...................................     3.06 to 3.50     0.14 to 0.59      0.89 to 1.27
EQ/Boston Advisors Equity Income (a) ............   15.17 to 15.65     5.33 to 5.77    16.98 to 17.48
EQ/Calvert Socially Responsible (b) (c) (i) .....     1.25 to 4.99     3.17 to 3.27                --
EQ/Capital Guardian Research (b) (d) ............            11.65             1.76                --
EQ/Caywood-Scholl High Yield Bond ...............     7.12 to 7.58     1.95 to 2.34      8.90 to 9.27
EQ/Enterprise Moderate Allocation (e) ...........     9.36 to 9.85     4.38 to 4.77      7.70 to 8.21
EQ/FI Mid Cap (l) (o) ...........................     2.75 to 2.84               --                --
EQ/GAMCO Small Company Value ....................   17.94 to 18.41     3.55 to 4.01    20.04 to 20.46
EQ/Government Securities ........................     2.79 to 3.24     0.58 to 0.97      0.58 to 1.07
EQ/International Growth .........................   24.73 to 25.20   12.15 to 12.61      4.46 to 4.88
EQ/JPMorgan Core Bond (m) (o) ...................     0.22 to 0.30               --                --
EQ/Long Term Bond ...............................     1.31 to 1.69     2.28 to 2.71      7.14 to 7.56
EQ/Lord Abbett Growth and Income (j) (o) ........     3.13 to 3.21               --                --
EQ/Lord Abbett Mid Cap Value (k) (o) ............     2.25 to 2.33               --                --
EQ/Marsico Focus (b) (f) ........................     8.58 to 8.95     5.05 to 5.25                --
EQ/Money Market (b) (g) .........................     3.87 to 4.36     0.90 to 1.00                --
EQ/Montag & Caldwell Growth (h) .................     7.04 to 7.58     4.65 to 5.08      3.34 to 3.72
EQ/PIMCO Real Return ............................   (0.26) to 0.09     0.09 to 0.35      4.10 to 4.45
EQ/Short Duration Bond ..........................     0.00 to 3.61     0.00 to 0.98      0.00 to 1.30
EQ/Small Company Growth .........................     9.45 to 9.87     6.75 to 7.20    11.67 to 12.05

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6.  Financial Highlights (Continued)


                                                                          For the period ending December 31,
                                                   --------------------------------------------------------------------------------
                                                            Investment                            Expense Ratio**
                                                              Income                                 Lowest to
                                                              Ratio*                                  Highest
                                                   ----------------------------  --------------------------------------------------
                                                     2006      2005      2004         2006             2005             2004
                                                   --------  -------- ---------  --------------- ---------------- ----------------
EQ/TCW Equity ....................................   0.00      0.00      0.00      0.35 to 0.75     0.35 to 0.75     0.35 to 0.75
EQ/UBS Growth and Income .........................   0.80      0.69      1.75      0.35 to 0.75     0.35 to 0.75     0.35 to 0.75
EQ/Van Kampen Emerging Markets Equity (n) (o) ....   0.60        --        --      0.35 to 0.65               --               --
Fidelity VIP Contrafund(R) .......................   1.15      0.19      0.24      0.35 to 0.75     0.35 to 0.75     0.35 to 0.75
Fidelity VIP Growth ..............................   0.27      0.37      0.16      0.35 to 0.75     0.35 to 0.75     0.35 to 0.75
Fidelity VIP Growth Opportunities ................   0.58      0.74      0.43      0.35 to 0.75     0.35 to 0.75     0.35 to 0.75
Franklin Income Securities .......................   3.72      3.51      3.76              0.35             0.35             0.35
Franklin Rising Dividends Securities .............   1.05      0.83      0.62              0.35             0.35             0.35
Franklin Zero Coupon 2010 ........................   3.54      3.27      1.53              0.35             0.35             0.35
Janus Aspen Series Balanced ......................   2.16      2.35      2.40      0.35 to 0.75     0.35 to 0.75     0.35 to 0.75
Janus Aspen Series Flexible Bond .................   4.25      5.28      6.68      0.35 to 0.65     0.35 to 0.65     0.35 to 0.65
Janus Aspen Series Forty .........................   0.33      0.19      0.24      0.35 to 0.75     0.35 to 0.75     0.35 to 0.75
Janus Aspen Series International Growth ..........   1.90      1.11      0.92      0.35 to 0.65     0.35 to 0.65     0.35 to 0.65
Janus Aspen Series Mid Cap Growth ................   0.00      0.00      0.00      0.35 to 0.75     0.35 to 0.75     0.35 to 0.75
Janus Aspen Series Worldwide Growth ..............   1.78      1.42      1.06      0.35 to 0.75     0.35 to 0.75     0.35 to 0.75
MFS(R) Mid Cap Growth ............................   0.00      0.00      0.00      0.35 to 0.65     0.35 to 0.65     0.35 to 0.65
MFS(R) New Discovery .............................   0.00      0.00      0.00      0.35 to 0.65     0.35 to 0.65     0.35 to 0.65
MFS(R) Total Return ..............................   2.26      1.98      1.66      0.35 to 0.65     0.35 to 0.65     0.35 to 0.65
MFS(R) Utilities .................................   2.00      0.57      1.50      0.35 to 0.65     0.35 to 0.65     0.35 to 0.65
Old Mutual Select Value ..........................   1.62      2.01      2.41      0.35 to 0.65     0.35 to 0.65     0.35 to 0.65
Oppenheimer Global Securities ....................   0.78      0.71      0.33              0.35             0.35             0.35
Oppenheimer Main Street(R) .......................   0.88      1.01      0.07              0.35             0.35             0.35
PIMCO Global Bond (Unhedged) .....................   3.33      2.54      1.86      0.35 to 0.65     0.35 to 0.65     0.35 to 0.65
PIMCO StocksPLUS Growth and Income ...............   5.14      2.47      1.82      0.35 to 0.65     0.35 to 0.65     0.35 to 0.65
Van Kampen UIF Global Value Equity ...............   1.61      1.02      0.84      0.35 to 0.65     0.35 to 0.65     0.35 to 0.65
Van Kampen UIF U.S. Real Estate ..................   1.12      1.21      1.57      0.35 to 0.65     0.35 to 0.65     0.35 to 0.65


                                                               For the period ending December 31,
                                                   ----------------------------------------------------------
                                                                        Total Return***
                                                                           Lowest to
                                                                            Highest
                                                   ----------------------------------------------------------
                                                           2006                2005               2004
                                                   -------------------- ------------------ ------------------
EQ/TCW Equity ....................................    (4.66) to (4.31)       3.21 to 3.55     12.65 to 13.20
EQ/UBS Growth and Income .........................      13.32 to 13.70       8.08 to 8.57     12.45 to 12.86
EQ/Van Kampen Emerging Markets Equity (n) (o) ....        9.38 to 9.45                 --                 --
Fidelity VIP Contrafund(R) .......................      10.74 to 11.22     15.99 to 16.47     14.47 to 14.90
Fidelity VIP Growth ..............................        5.83 to 6.33       4.99 to 5.42       2.48 to 2.86
Fidelity VIP Growth Opportunities ................        4.52 to 4.89       8.04 to 8.46       6.27 to 6.74
Franklin Income Securities .......................               17.82               1.30              13.36
Franklin Rising Dividends Securities .............               16.76               3.03              10.62
Franklin Zero Coupon 2010 ........................                2.08               0.96               4.08
Janus Aspen Series Balanced ......................       9.85 to 10.35       7.22 to 7.57       7.68 to 8.09
Janus Aspen Series Flexible Bond .................        3.36 to 3.62       1.02 to 1.33       2.97 to 3.36
Janus Aspen Series Forty .........................        8.46 to 8.74     12.12 to 12.13     17.31 to 17.56
Janus Aspen Series International Growth ..........      45.65 to 46.10     31.06 to 31.51     17.94 to 18.21
Janus Aspen Series Mid Cap Growth ................      12.72 to 13.36     11.47 to 11.92     19.84 to 20.22
Janus Aspen Series Worldwide Growth ..............      17.40 to 17.90       5.13 to 5.46       3.91 to 4.40
MFS(R) Mid Cap Growth ............................        1.84 to 2.18       2.48 to 2.73     13.79 to 14.19
MFS(R) New Discovery .............................      12.50 to 12.83       4.55 to 4.88       5.84 to 6.14
MFS(R) Total Return ..............................      11.17 to 11.48       2.20 to 2.44     10.55 to 10.90
MFS(R) Utilities .................................      30.45 to 30.82     16.09 to 16.45     29.35 to 29.71
Old Mutual Select Value ..........................      24.92 to 25.29       3.86 to 4.15       2.24 to 2.50
Oppenheimer Global Securities ....................               16.90              13.65              18.49
Oppenheimer Main Street(R) .......................               14.39               5.37               8.80
PIMCO Global Bond (Unhedged) .....................        3.96 to 4.29   (7.21) to (6.93)      9.86 to 10.18
PIMCO StocksPLUS Growth and Income ...............      14.04 to 14.34       2.80 to 3.18     10.09 to 10.43
Van Kampen UIF Global Value Equity ...............      20.37 to 20.81       1.40 to 5.19      0.00 to 12.84
Van Kampen UIF U.S. Real Estate ..................      37.14 to 37.56     16.30 to 16.68     35.56 to 35.93

----------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the respective year ended or from the commencement of operations of the subaccount.

(a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005.
(b) Units were made available for sale on September 9, 2005.
(c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005.
(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005.
(e) EQ/Enterprise Moderate Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.
(f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.
(g) EQ/Money Market was substituted for EQ/MONY Money Market on
    September 9, 2005.
(h) EQ/Montag & Caldwell was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005.
(i) EQ/Calvert Socially Responsible was substituted for Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006. (See Note 5)
(j) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006. (See Note 5).
(k) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid-Cap Value on November 3, 3006. (See Note 5)
(l) EQ/FI Mid Cap was substituted for Old Mutual Mid-Cap on November 3, 2006. (See Note 5)
(m) EQ/JPMorgan Core Bond was substituted for PIMCO Real Return on
    November 3, 2006. (See Note 5)
(n) EQ/Van Kampen Emerging Markets Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006. (See Note 5)
(o) Units were made available for Sale on November 3, 2006.
(p) AXA Premier VIP High Yield was substituted for Lord Abbett Bond Debenture on November 3, 2006. (See Note 5)

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6.  Financial Highlights (Continued)


                                                                   At December 31, 2003
                                                       ---------------------------------------------
                                                                         Unit Value
                                                           Units          Lowest to      Net Assets
                                                        Outstanding        Highest         (000's)
                                                       ------------- ------------------ ------------
AIM V.I. Basic Value Fund--Series I (7) ..............         683              $10.93          $7
AIM V.I. Financial Services Portfolio ................       3,195      10.76 to 11.21          35
AIM V.I. Health Sciences Portfolio ...................       5,543               10.29          57
AIM V.I. Mid Cap Core Equity Fund--Series I (8) ......          33               10.68       0(++)
AIM V.I. Telecommunications Portfolio ................       2,469                8.51          21
Alger American Balanced Portfolio--Class O ...........      10,836      10.70 to 10.78         117
Alger American Mid Cap Growth Portfolio--
Class O ..............................................      22,824      10.99 to 11.22         266
Dreyfus Stock Index Portfolio--Initial Class .........     202,873        7.82 to 8.11       1,632
Dreyfus IP Small Cap Stock Index
Portfolio--Service Class (9) .........................          96               10.90           1
EQ/Enterprise Equity Portfolio .......................     763,614       8.71 to 12.73       8,815
EQ/Enterprise Equity Income Portfolio ................      36,536       9.95 to 10.41         368
EQ/Enterprise Growth and Income Portfolio ............     197,771        8.03 to 8.15       1,655
EQ/Enterprise Growth Portfolio (6) ...................     271,410        7.49 to 7.49       2,131
EQ/Enterprise High-Yield Portfolio ...................      70,854      12.51 to 15.06       1,019
EQ/Enterprise International Growth Portfolio (6a)          171,305       6.35 to 10.32       1,642
EQ/Enterprise Managed Portfolio (6b) .................     718,620       8.40 to 12.73       8,857
EQ/Enterprise Small Company Growth Portfolio .........      81,966        9.05 to 9.68         759
EQ/Enterprise Small Company Value Portfolio ..........     312,903      11.65 to 26.05       6,873
EQ/Enterprise Total Return Portfolio .................      13,336      11.00 to 11.12         148
EQ/Enterprise Short Duration Bond Portfolio (1) ......          40               10.03       0(++)
EQ/MONY Government Securities Portfolio ..............      68,455      10.60 to 13.81         822
EQ/MONY Intermediate Term Bond Portfolio .............      26,224      11.79 to 14.56         364
EQ/MONY Long Term Bond Portfolio .....................      50,925      11.23 to 15.97         734
Fidelity VIP Growth Portfolio--Service Class .........     153,820        6.85 to 6.99       1,043
Fidelity VIP II Contrafund Portfolio--Service
Class ................................................      91,087        9.40 to 9.46         869
Fidelity VIP III Growth Opportunities
Portfolio--Service Class .............................      20,004        7.42 to 9.25         158
Franklin Income Securities Fund--Class 2 (2) .........          30               10.85       0(++)
Franklin Rising Dividends Securities Fund--
Class 2 (3) ..........................................         118               10.73           1
Franklin Zero Coupon 2010 Fund--Class 2 (4) ..........           7               10.05       0(++)
Janus Aspen Series Mid Cap Growth
Portfolio--Institutional Class .......................     190,938        3.56 to 7.71         814
Janus Aspen Series Balanced
Portfolio--Institutional Class .......................      58,950      10.14 to 10.29         587
Janus Aspen Series Capital Appreciation Portfolio          134,920       5.83 to 10.69         901
Janus Aspen Series Flexible Income
Portfolio--Service Class .............................       6,281      11.43 to 11.62          72
Janus Aspen Series International Growth
Portfolio--Service Class .............................      13,169      10.62 to 10.70         141
Janus Aspen Series Worldwide Growth
Portfolio--Institutional Class .......................     204,216        5.63 to 6.14       1,186
MFS Mid-Cap Growth Portfolio--Initial Class ..........      10,538                8.85          94
MFS New Discovery Portfolio--Initial Class ...........       9,967       9.76 to 10.43          99
MFS Total Return Portfolio--Initial Class ............      17,184      10.73 to 11.09         190
MFS Utilities Portfolio--Initial Class ...............       4,595               11.72          54
Oppenheimer Global Securities Portfolio--Service
Class (5) ............................................         301               11.25           3
Oppenheimer Main Street Portfolio--Service
Class (2) ............................................          86             $ 10.79          $1
PBHG Select Value Portfolio ..........................       5,871                9.37          55
PIMCO Global Bond Portfolio--Administrative
Class ................................................       9,312      12.97 to 13.53         123
PIMCO StocksPLUS Growth and Income
Portfolio--Administrative Class ......................      31,103      10.41 to 10.70         331
UIF Global Value Equity Portfolio--Class I ...........       1,988               10.59          21


                                                              For the period ended December 31, 2003
                                                       ----------------------------------------------------
                                                          Investment     Expense Ratio**    Total Return***
                                                            Income          Lowest to          Lowest to
                                                            Ratio*           Highest            Highest
                                                       --------------- ------------------- ----------------
AIM V.I. Basic Value Fund--Series I (7) ..............    0.06%(+)               0.35%(+)             9.30%
AIM V.I. Financial Services Portfolio ................        0.67           0.35 to 0.65    28.70 to 29.02
AIM V.I. Health Sciences Portfolio ...................        0.00                   0.65             27.04
AIM V.I. Mid Cap Core Equity Fund--Series I (8) ......        0.00                0.35(+)              6.80
AIM V.I. Telecommunications Portfolio ................        0.00                   0.65             33.39
Alger American Balanced Portfolio--Class O ...........        1.62           0.35 to 0.65    18.33 to 18.63
Alger American Mid Cap Growth Portfolio--
Class O ..............................................        0.00           0.35 to 0.65    46.86 to 47.32
Dreyfus Stock Index Portfolio--Initial Class .........        1.55           0.35 to 0.75    27.36 to 27.92
Dreyfus IP Small Cap Stock Index
Portfolio--Service Class (9) .........................        0.00                0.35(+)              9.00
EQ/Enterprise Equity Portfolio .......................        0.00           0.35 to 0.75    51.73 to 52.27
EQ/Enterprise Equity Income Portfolio ................        1.57           0.35 to 0.75    25.79 to 26.18
EQ/Enterprise Growth and Income Portfolio ............        1.09           0.35 to 0.75    26.66 to 27.15
EQ/Enterprise Growth Portfolio (6) ...................        0.46           0.35 to 0.75    16.12 to 16.49
EQ/Enterprise High-Yield Portfolio ...................        2.56           0.35 to 0.75    21.75 to 22.29
EQ/Enterprise International Growth Portfolio (6a)             0.49           0.35 to 0.75    29.97 to 30.39
EQ/Enterprise Managed Portfolio (6b) .................        1.19           0.35 to 0.75    20.09 to 20.52
EQ/Enterprise Small Company Growth Portfolio .........        0.00           0.35 to 0.75    22.07 to 22.63
EQ/Enterprise Small Company Value Portfolio ..........        0.11           0.35 to 0.75    36.39 to 37.06
EQ/Enterprise Total Return Portfolio .................        3.06           0.35 to 0.65      4.91 to 5.26
EQ/Enterprise Short Duration Bond Portfolio (1) ......     2.97(+)                0.35(+)              0.30
EQ/MONY Government Securities Portfolio ..............        2.88           0.35 to 0.75      0.95 to 1.34
EQ/MONY Intermediate Term Bond Portfolio .............        4.77           0.35 to 0.75      2.46 to 2.88
EQ/MONY Long Term Bond Portfolio .....................        5.77           0.35 to 0.75      3.97 to 4.37
Fidelity VIP Growth Portfolio--Service Class .........        0.18           0.35 to 0.75    31.73 to 32.39
Fidelity VIP II Contrafund Portfolio--Service
Class ................................................        0.33           0.35 to 0.75    27.37 to 27.84
Fidelity VIP III Growth Opportunities
Portfolio--Service Class .............................        0.56           0.35 to 0.75    28.65 to 29.27
Franklin Income Securities Fund--Class 2 (2) .........        0.00                0.35(+)              8.50
Franklin Rising Dividends Securities Fund--
Class 2 (3) ..........................................        0.00                0.35(+)              7.30
Franklin Zero Coupon 2010 Fund--Class 2 (4) ..........        0.00                0.35(+)              0.50
Janus Aspen Series Mid Cap Growth
Portfolio--Institutional Class .......................        0.00           0.35 to 0.75    34.09 to 34.85
Janus Aspen Series Balanced
Portfolio--Institutional Class .......................        2.33           0.35 to 0.75    13.20 to 13.68
Janus Aspen Series Capital Appreciation Portfolio              .48           0.35 to 0.65    19.44 to 19.96
Janus Aspen Series Flexible Income
Portfolio--Service Class .............................        4.48           0.35 to 0.65      5.54 to 5.83
Janus Aspen Series International Growth
Portfolio--Service Class .............................        1.02           0.35 to 0.65    33.75 to 34.09
Janus Aspen Series Worldwide Growth
Portfolio--Institutional Class .......................        1.15           0.35 to 0.65    23.19 to 23.54
MFS Mid-Cap Growth Portfolio--Initial Class ..........        0.00                   0.65             36.15
MFS New Discovery Portfolio--Initial Class ...........        0.00           0.35 to 0.65    32.79 to 33.21
MFS Total Return Portfolio--Initial Class ............        1.48           0.35 to 0.65    15.64 to 16.00
MFS Utilities Portfolio--Initial Class ...............        2.35                   0.65             35.02
Oppenheimer Global Securities Portfolio--Service
Class (5) ............................................        0.00                0.35(+)             12.50
Oppenheimer Main Street Portfolio--Service
Class (2) ............................................       0.00%               0.35%(+)             7.90%
PBHG Select Value Portfolio ..........................        3.01                   0.65             17.42
PIMCO Global Bond Portfolio--Administrative
Class ................................................        2.05           0.35 to 0.65    13.70 to 14.07
PIMCO StocksPLUS Growth and Income
Portfolio--Administrative Class ......................        2.33           0.35 to 0.65    29.54 to 29.96
UIF Global Value Equity Portfolio--Class I ...........        0.00                   0.65             28.05

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6.  Financial Highlights (Continued)


                                                             At December 31, 2003
                                                  -------------------------------------------
                                                                   Unit Value
                                                      Units         Lowest to     Net Assets
                                                   Outstanding       Highest        (000's)
                                                  ------------- ---------------- ------------
UIF U.S. Real Estate Portfolio--Class I .........     15,443     12.44 to 13.23      197



                                                      For the period ended December 31, 2003
                                                  -----------------------------------------------
                                                   Investment   Expense Ratio**   Total Return***
                                                     Income        Lowest to         Lowest to
                                                     Ratio*         Highest           Highest
                                                  ------------ ----------------- ----------------
UIF U.S. Real Estate Portfolio--Class I .........     0.00        0.35 to 0.65    36.67 to 37.00

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2003 or from the commencement of operations of the Subaccount.

(+)   Annualized.

(++)  Amounts round to less than one thousand.
(1) For the period November 3, 2003 (commencement of operations) through December 31, 2003.
(2) For the period November 6, 2003 (commencement of operations) through December 31, 2003.
(3) For the period November 20, 2003 (commencement of operations) through December 31, 2003.
(4) For the period November 26, 2003 (commencement of operations) through December 31, 2003.
(5) For the period October 7, 2003 (commencement of operations) through December 31, 2003.
(6) EQ/Enterprise Growth Portfolio was substituted for EQ/Enterprise Balanced Portfolio on February 28, 2003.
(6a) EQ/Enterprise International Growth Portfolio was substituted for EQ/Enterprise Emerging Countries Portfolio and EQ/Enterprise Worldwide Growth Portfolio on February 28, 2003.
(6b)  EQ/Enterprise Managed Portfolio was substituted for EQ/Enterprise
      Mid-Cap Growth Portfolio on February 28, 2003.
(7) For the period October 20, 2003 (commencement of operations) through December 31, 2003.
(8) For the period October 21, 2003 (commencement of operations) through December 31, 2003.
(9) For the period October 30, 2003 (commencement of operations) through December 31, 2003.

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6.  Financial Highlights (Continued)

    For a unit outstanding throughout the period ended December 31, 2002:



                                                                                        For the period ended December 31,
                                                           At December 31, 2002                        2002
                                                    ---------------------------------- ------------------------------------
                                                                  Unit     Net Assets     Investment    Expense     Total
Strategist Subaccounts                                Units      Values      (000's)    Income Ratio*   Ratio**   Return***
----------------------                              --------- ----------- ------------ --------------- --------- ----------
EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .........      544   $  28.59      $   16          2.91%       0.60%       8.67%
EQ/MONY Long Term Bond Subaccount .................      626      36.08          23          3.97        0.60       13.39

MONY Equity Master Subaccounts
------------------------------
EQAT--MONY Funds
EQ/MONY Government Securities Subaccount ..........   22,488      13.68         308          2.82        0.75        5.80
EQ/MONY Intermediate Term Bond Subaccount .........   13,508      14.21         192          3.32        0.75        8.56
EQ/MONY Long Term Bond Subaccount .................   22,745      15.36         349          4.32        0.75       13.27
EQAT Enterprise Funds
EQ/Enterprise Equity Subaccount ...................  585,851       8.39       4,913          0.00        0.75      (29.91)
EQ/Enterprise Small Company Value Subaccount ......  216,070      19.10       4,127          0.37        0.75      ( 9.91)

MONY Equity Master Subaccounts
------------------------------
Dreyfus
Dreyfus Stock Index Subaccount ....................   26,426       6.14         162          1.42        0.75      (22.56)

EQAT--Enterprise Funds
EQ/Enterprise Managed Subaccount ..................  652,248      10.60       6,916          0.95        0.75      (21.83)
EQ/Enterprise International Growth Subaccount .....  133,659       7.94       1,061          0.68        0.75      (20.04)
EQ/Enterprise High Yield Bond Subaccount ..........   51,078      12.37         632          8.66        0.75        0.73
EQ/Enterprise Growth Subaccount ...................   33,150       6.45         214          0.41        0.75      (23.76)
EQ/Enterprise Growth and Income Subaccount ........   68,556       6.34         435          1.22        0.75      (26.54)
EQ/Enterprise Equity Income Subaccount ............      638       7.91           5          1.66        0.75      (15.40)
EQ/Enterprise Small Company Growth Subaccount .....    3,613       7.93          29          0.00        0.75      (24.55)

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .........      295      26.31           8          5.27        0.60        7.87
EQ/MONY Long Term Bond Subaccount .................      478      31.82          15          5.16        0.60        5.68

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount .............................   35,429       5.20         184          0.13        0.75      (30.76)
VIP II Contrafund Subaccount ......................   18,390       7.38         136          0.64        0.75      (10.11)
VIP III Growth Opportunities Subaccount ...........      251       7.19           2          0.80        0.75      (22.44)

Janus Aspen Series
Aggressive Growth Subaccount ......................      729       5.75           4          0.00        0.75      (28.48)
Balanced Subaccount ...............................    4,496       9.09          41          4.15        0.75      ( 7.15)
Capital Appreciation Subaccount ...................   46,743       5.41         253          0.60        0.75      (16.25)
Worldwide Growth Subaccount .......................   51,123       4.57         234          1.00        0.75      (26.17)

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6.  Financial Highlights (Continued)

    For a unit outstanding throughout the period ended December 31, 2002:


                                                           At December 31, 2002
                                                    ----------------------------------
                                                                  Unit     Net Assets
MONY Custom Equity Master Subaccounts                  Units     Values      (000's)
-------------------------------------               ---------- ---------- ------------
Alger American Fund
Mid Cap Growth Subaccount (2) .....................    1,148    $  7.64       $   9

Dreyfus
Dreyfus Stock Index Subaccount ....................  119,048       6.34         755

EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ...................  132,826       4.82         641
EQ/Enterprise Small Company Value Subaccount ......   38,844      10.00         389
EQ/Enterprise Managed Subaccount ..................   46,292       7.19         333
EQ/Enterprise International Growth Subaccount .....   22,624       5.22         118
EQ/Enterprise High Yield Bond Subaccount ..........   15,634      10.50         164
EQ/Enterprise Growth Subaccount ...................  105,572       6.46         682
EQ/Enterprise Growth and Income Subaccount ........   81,345       6.51         530
EQ/Enterprise Small Company Growth Subaccount .....   42,606       7.36         313
EQ/Enterprise Equity Income Subaccount ............   15,612       7.85         123
EQ/Enterprise Total Return Subaccount (1) .........       21      10.46           0

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .........   11,293      12.37         140
EQ/MONY Long Term Bond Subaccount .................   12,772      13.21         169
EQ/MONY Government Securities Subaccount ..........   17,384      12.31         214

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount .............................   79,727       5.09         406
VIP II Contrafund Subaccount ......................   49,502       7.55         374
VIP III Growth Opportunities Subaccount ...........   13,189       6.14          81

Janus Aspen Series
Aggressive Growth Subaccount ......................  141,118       3.18         449
Balanced Subaccount ...............................   38,530       8.72         336
Capital Appreciation Subaccount ...................   60,226       5.46         329
Worldwide Growth Subaccount .......................  103,472       4.73         490

PIMCO Variable Insurance Trust
Global Bond Subaccount (3) ........................    1,866      11.33          21

The Universal Institutional Funds, Inc.
U.S. Real Estate Subaccount (3) ...................    1,536       9.08          14


                                                       For the period ended December 31, 2002
                                                    ---------------------------------------------
                                                       Investment       Expense         Total
MONY Custom Equity Master Subaccounts                 Income Ratio*     Ratio**       Return***
-------------------------------------               ---------------- ------------- --------------
Alger American Fund
Mid Cap Growth Subaccount (2) .....................       0.00%            0.35%(+)     (23.60)%

Dreyfus
Dreyfus Stock Index Subaccount ....................       0.92             0.35         (22.78)

EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ...................       0.00             0.35         (29.84)
EQ/Enterprise Small Company Value Subaccount ......       0.26             0.35         ( 9.75)
EQ/Enterprise Managed Subaccount ..................       0.66             0.35         (21.59)
EQ/Enterprise International Growth Subaccount .....       0.46             0.35         (19.94)
EQ/Enterprise High Yield Bond Subaccount ..........       5.40             0.35           0.96
EQ/Enterprise Growth Subaccount ...................       0.27             0.35         (23.74)
EQ/Enterprise Growth and Income Subaccount ........       0.81             0.35         (26.36)
EQ/Enterprise Small Company Growth Subaccount .....       0.00             0.35         (24.36)
EQ/Enterprise Equity Income Subaccount ............       0.84             0.35         (15.23)
EQ/Enterprise Total Return Subaccount (1) .........       1.92(+)          0.35(+)        4.60

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .........       2.26             0.35           8.70
EQ/MONY Long Term Bond Subaccount .................       2.50             0.35          13.39
EQ/MONY Government Securities Subaccount ..........       1.41             0.35           5.94

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount .............................       0.08             0.35         (30.56)
VIP II Contrafund Subaccount ......................       0.40             0.35          (9.90)
VIP III Growth Opportunities Subaccount ...........       0.47             0.35         (22.38)

Janus Aspen Series
Aggressive Growth Subaccount ......................       0.00             0.35         (28.38)
Balanced Subaccount ...............................       1.71             0.35          (6.94)
Capital Appreciation Subaccount ...................       0.38             0.35         (16.13)
Worldwide Growth Subaccount .......................       0.64             0.35         (25.98)

PIMCO Variable Insurance Trust
Global Bond Subaccount (3) ........................       1.42(+)          0.35(+)      13.30

The Universal Institutional Funds, Inc.
U.S. Real Estate Subaccount (3) ...................       4.42(+)          0.35(+)      (9.20)

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

(+) Annualized

(1) For the period June 12, 2002 (commencement of operations) through December 31, 2002

(2) For the period May 6, 2002 (commencement of operations) through December 31, 2002

(3) For the period May 31, 2002 (commencement of operations) through December 31, 2002

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6.  Financial Highlights (Continued)

    For a unit outstanding throughout the period ended December 31, 2002:


                                                             At December 31, 2002        For the period ended December 31, 2002
                                                       --------------------------------- ---------------------------------------
                                                                    Unit     Net Assets     Investment    Expense      Total
MONY Variable Universal Life Subaccounts                 Units     Values      (000's)    Income Ratio*   Ratio**    Return***
----------------------------------------               --------- ---------- ------------ --------------- --------- -------------
Alger American Fund
Balanced Subaccount (1) ..............................   3,008    $  9.11       $ 27           0.84%        0.65%       (8.90)%
Mid Cap Growth Subaccount (2) ........................   5,358       7.57         41           0.00         0.65       (24.30)

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ...........   2,679       8.53         23           1.88         0.65       (14.70)
EQ/Enterprise Growth and Income Subaccount (4) .......   8,201       7.92         65           2.01         0.65       (20.80)
EQ/Enterprise Growth Subaccount (4) ..................  13,686       8.00        109           0.61         0.65       (20.00)
EQ/Enterprise Managed Subaccount (5) .................   1,521       8.35         13           1.58         0.65       (16.50)
EQ/Enterprise Small Company Growth
Subaccount (4) .......................................   6,471       8.05         52           0.00         0.65       (19.50)
EQ/Enterprise Small Company Value Subaccount (4) .....  10,407       9.34         97           0.67         0.65        (6.60)
EQ/Enterprise Total Return Bond Subaccount (7) .......   3,459      10.60         37           3.52         0.65         6.00

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (1) .........   9,287      10.51         98           0.12         0.65         5.10
EQ/MONY Long Term Bond Subaccount (5) ................   4,206      11.09         47           0.05         0.65        10.90

INVESCO Variable Investment Funds
Financial Services Subaccount (4) ....................     925       8.71          8           1.44         0.65       (12.90)
Health Sciences Subaccount (4) .......................   2,467       8.10         20           0.00         0.65       (19.00)
Telecommunications Subaccount (3) ....................   1,132       6.38          7           0.00         0.65       (36.20)

Janus Aspen Series
Capital Appreciation Subaccount (5) ..................   1,990       8.95         18           0.45         0.65       (10.50)
Flexible Income Subaccount (1) .......................   2,536      10.83         27           4.92         0.65         8.30
International Growth Subaccount (1) ..................   6,455       8.00         52           0.97         0.65       (20.00)

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (3) ........................   4,315       6.50         28           0.00         0.65       (35.00)
New Discovery Subaccount (3) .........................   3,522       7.35         26           0.00         0.65       (26.50)
Total Return Subaccount (4) ..........................   6,621       9.59         64           0.51         0.65        (4.10)
Utilities Subaccount (3) .............................     967       8.68          8           1.80         0.65       (13.20)

PBHG Insurance Series Fund
Select Value Subaccount (4) ..........................   2,063       7.98         16           1.85         0.65       (20.20)

PIMCO Variable Insurance Trust
Global Bond Subaccount (5) ...........................   2,562      11.90         31           2.68         0.65        19.00
StocksPlus Growth and Income Subaccount (5) ..........  14,127       8.26        117           3.37         0.65       (17.40)

The Universal Institutional Funds, Inc.
Global Value Equity Subaccount (6) ...................     462       8.27          4           2.47         0.65       (17.30)
U.S. Real Estate Subaccount (2) ......................   4,010       9.68         39           7.04         0.65        (3.20)

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

(+) Annualized

(1) For the period February 21, 2002 (commencement of operations) through December 31, 2002

(2) For the period February 26, 2002 (commencement of operations) through December 31, 2002

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6.  Financial Highlights (Continued)

(3) For the period February 15, 2002 (commencement of operations) through December 31, 2002

(4) For the period February 8, 2002 (commencement of operations) through December 31, 2002

(5) For the period February 22, 2002 (commencement of operations) through December 31, 2002

(6) For the period February 28, 2002 (commencement of operations) through December 31, 2002

(7) For the period March 5, 2002 (commencement of operations) through December 31, 2002

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6.  Financial Highlights (Continued)

    For a unit outstanding throughout the period ended December 31, 2002:


                                                                At December 31, 2002       For the period ended December 31, 2002
                                                           ------------------------------- --------------------------------------
                                                                      Unit     Net Assets     Investment      Expense     Total
MONY Survivorship Variable Universal Life Subaccounts       Units    Values      (000's)    Income Ratio*+   Ratio**+   Return***
-----------------------------------------------------      ------- ---------- ------------ ---------------- ---------- ----------
Alger American Fund
Balanced Subaccount (1) ..................................    528   $  9.02        $ 5          1.46%            0.35%     (9.80)%
Mid-Cap Growth Subaccount (2) ............................  1,110      7.46          8          0.00             0.35     (25.40)

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ...............    816      8.88          7          2.55             0.35     (11.20)
EQ/Enterprise Growth and Income Subaccount (4) ...........    809      7.91          6          2.18             0.35     (20.90)
EQ/Enterprise Growth Subaccount (5) ......................    319      9.44          3          1.75             0.35     ( 5.60)
EQ/Enterprise Small Company Growth Subaccount (2) ........  2,865      7.73         22          0.00             0.35     (22.70)
EQ/Enterprise Small Company Value Subaccount (1) .........    747      8.50          6          0.89             0.35     (15.00)

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (6) .............  1,509     10.46         16          0.00             0.35       4.60
EQ/MONY Long Term Bond Subaccount (7) ....................      0     10.76          0          0.00             0.35       7.60

AIM Variable Insurance Fund
Financial Services Subaccount (2) ........................    786      8.34          7          1.16             0.35     (16.60)

Janus Aspen Series
Capital Appreciation Subaccount (2) ......................  1,112      8.74         10          0.51             0.35     (12.60)
Flexible Income Subaccount (1) ...........................    319     10.98          4          3.15             0.35       9.80
International Growth Subaccount (6) ......................    275      7.92          2          1.19             0.35     (20.80)

MFS Variable Insurance Trust
New Discovery Subaccount (6) .............................  1,203      7.83          9          0.00             0.35     (21.70)
Total Return Subaccount (2) ..............................    965      9.25          9          0.00             0.35      (7.50)

The Universal Institutional Funds, Inc.
U.S. Real Estate Subaccount (6) ..........................  1,667      9.08         15          7.60             0.35      (9.20)

PBHG Insurance Series Funds
Select Value Subaccount (7) ..............................      0     10.18          0          0.00             0.35       1.80

PIMCO Variable Insurance Trust
Global Bond Subaccount (6) ...............................    456     11.37          5          2.73             0.35      13.70
StocksPlus Growth and Income Subaccount (1) ..............  2,168      8.01         17          3.31             0.35     (19.90)

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

**** Commencement of operations

(+)  Annualized

(1)  For the period April 3, 2002**** through December 31, 2002

(2)  For the period May 2, 2002**** through December 31, 2002

(3)  For the period July 5, 2002**** through December 31, 2002

(4)  For the period May 5, 2002**** through December 31, 2002

(5)  For the period September 10, 2002**** through December 31, 2002

(6)  For the period May 29, 2002**** through December 31, 2002

(7)  For the period August 5, 2002**** through December 31, 2002

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Concluded)


6.  Financial Highlights (Concluded)

    For a unit outstanding throughout the period ended December 31, 2002:


                                                          At December 31, 2002        For the period ended December 31, 2002
                                                    -------------------------------- -----------------------------------------
                                                                Unit     Net Assets     Investment     Expense         Total
MONY Custom Estate Master Subaccounts                 Units    Values      (000's)    Income Ratio*    Ratio**       Return***
-------------------------------------               -------- ---------- ------------ ---------------  ----------   --------------
Dreyfus
Dreyfus Stock Index Subaccount ....................  15,730   $  6.34      $100         1.45%           0.35%           (22.68)%

EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ...................  11,200      5.72        64         0.00            0.35            (29.64)
EQ/Enterprise Small Company Value Subaccount ......   6,299      9.53        60         0.40            0.35             (9.58)
EQ/Enterprise Managed Subaccount ..................   2,740      6.97        19         0.86            0.35            (21.50)
EQ/Enterprise International Growth Subaccount .....   5,517      4.87        27         0.61            0.35            (19.64)
EQ/Enterprise High Yield Bond Subaccount ..........   1,888     10.23        19         8.60            0.35              1.09
EQ/Enterprise Growth Subaccount ...................  13,466      6.43        87         0.44            0.35            (23.45)
EQ/Enterprise Growth and Income Subaccount ........   2,309      6.41        15         1.32            0.35            (26.24)
EQ/Enterprise Small Company Growth Subaccount .....   3,764      7.38        28         0.00            0.35            (24.23)
EQ/Enterprise Equity Income Subaccount ............   1,808      8.25        15         1.15            0.35            (15.04)
EQ/Enterprise Total Return Subaccount (1) .........      13     10.45         0(++)     3.35(+)         0.35(+)           4.50

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .........      79     11.46         1         3.33            0.35              8.94
EQ/MONY Long Term Bond Subaccount .................   1,639     12.79        21         4.58            0.35             13.59
EQ/MONY Government Securities Subaccount ..........   1,078     11.06        12         2.68            0.35              6.24

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount .............................  15,240      5.28        81         0.12            0.35            (30.53)
VIP II Contrafund Subaccount ......................   7,909      7.40        58         0.70            0.35             (9.65)
VIP III Growth Opportunities Subaccount ...........   3,204      5.74        18         0.85            0.35            (22.22)

Janus Aspen Series
Aggressive Growth Subaccount ......................  14,864      2.64        39         0.00            0.35            (28.26)
Balanced Subaccount ...............................   5,897      8.92        53         2.80            0.35             (6.79)
Capital Appreciation Subaccount ...................   9,317      4.86        45         0.59            0.35            (15.92)
Worldwide Growth Subaccount .......................  16,837      4.97        84         1.04            0.35            (25.71)

-----------------------------
(+)  Annualized

(++) Amounts round to less than one thousand

(1) For the period June 17, 2002 (commencement of operations) through December 31, 2002.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of MONY Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company and its subsidiaries (the "Company") at December 31, 2006 and 2005 and the results of their operations and their cash flows for the years ended December 31, 2006 and 2005 and the six months ended December 31, 2004 and the six (predecessor) months ended June 30, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for share-based compensation on January 1, 2006, for defined benefit pension and other postretirement plans on December 31, 2006 and for certain nontraditional long-duration contracts and Separate Accounts on January 1, 2004.

/s/ PricewaterhouseCoopers LLP
New York, New York

April 9, 2007

                           MONY LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005

                                                                      2006              2005
                                                                --------------     ------------
                                                                           (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value. $       8,702.7     $    8,635.3
  Mortgage loans on real estate................................         1,423.9          1,467.9
  Policy loans.................................................         1,109.4          1,122.3
  Equity real estate, held for the production of income........            16.0             16.1
  Other equity investments.....................................           173.0            209.3
  Other invested assets........................................           432.1            426.1
                                                                ---------------     ------------
          Total investments....................................        11,857.1         11,877.0
Cash and cash equivalents......................................           207.6            435.0

Amounts due from reinsurers....................................         1,090.6            980.7
Deferred policy acquisition costs..............................           264.2            191.9
Value of business acquired.....................................           646.5            734.3
Other intangible assets, net...................................            31.7             34.2
Income taxes receivable........................................           123.6             50.5
Other assets...................................................           260.5            444.4
Separate Accounts' assets......................................         3,791.5          4,461.7
                                                                ---------------     ------------

Total Assets................................................... $      18,273.3     $   19,209.7
                                                                ===============     ============

LIABILITIES
Future policy benefits and other policyholders liabilities..... $       8,671.2     $    8,679.4
Policyholders' account balances................................         3,456.6          3,623.4
Other liabilities..............................................           584.9            711.7
Long-term debt.................................................           101.9            216.9
Separate Accounts' liabilities.................................         3,791.5          4,461.7
                                                                ---------------     ------------
     Total liabilities.........................................        16,606.1         17,693.1
                                                                ---------------     ------------

Commitments and contingent liabilities (Notes 2, 5, 11, 12, 17 and 18)

SHAREHOLDER'S EQUITY
Common stock, $1.00 par value; 2.5 million shares authorized,
  2.5 million issued and outstanding...........................             2.5              2.5
Capital in excess of par value.................................         1,720.6          1,769.7
Accumulated deficit............................................          (40.7)          (243.3)
Accumulated other comprehensive loss...........................          (15.2)           (12.3)
                                                                ---------------     ------------
     Total shareholder's equity................................         1,667.2          1,516.6
                                                                ---------------     ------------

Total Liabilities and Shareholder's Equity..................... $      18,273.3     $   19,209.7
                                                                ===============     ============

                 See Notes to Consolidated Financial Statements.

                           MONY LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF OPERATIONS

                                                  YEAR            Year         Six Months      Six Months
                                                 ENDED           Ended           Ended            Ended
                                              DECEMBER 31,    December 31,    December 31,      June 30,
                                                  2006            2005            2004             2004
                                              ------------    ------------    ------------    -------------
                                              (SUCCESSOR)     (Successor)     (Successor)     (Predecessor)
                                                                    (IN MILLIONS)
REVENUES
Premiums ..................................   $      497.9    $      555.2    $      369.3    $       346.9
Universal life and investment-type product
  policy fee income .......................          215.6           200.8           101.8            107.5
Net investment income .....................          672.2           671.1           306.4            351.6
Investment (losses) gains, net ............           (4.4)            1.7            13.3             (5.1)
Commissions, fees and other income ........           77.2           144.0            81.3             61.1
                                              ------------    ------------    ------------    -------------
              Total revenues ..............        1,458.5         1,572.8           872.1            862.0
                                              ------------    ------------    ------------    -------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits ...................          806.7           807.1           508.5            496.8
Interest credited to policyholders' account
  balances ................................          134.0           141.4            73.1             77.5
Compensation and benefits .................           70.9            94.6            69.9            104.0
Commissions ...............................          116.9           188.2           121.3            122.2
Interest expense ..........................           13.5            18.8             9.5              9.5
Amortization of deferred policy acquisition
  costs and value of business acquired ....          116.7            71.6            62.2             62.0
Capitalization of deferred policy
  acquisition costs .......................          (95.4)         (136.7)         (100.2)          (113.7)
Amortization of other intangible assets ...            3.3             4.2             2.4              1.5
Impairment of goodwill ....................             -              -             425.8               -
Rent expense ..............................            8.7            27.8            11.8             16.6
Other operating costs and expenses ........           66.4            98.7            83.7            119.4
                                              ------------    ------------    ------------    -------------
      Total benefits and other deductions .        1,241.7         1,315.7         1,268.0            895.8
                                              ------------    ------------    ------------    -------------

Earnings (loss) from continuing operations
  before income taxes .....................          216.8           257.1          (395.9)           (33.8)
Income tax (expense) benefit ..............          (80.1)          (97.8)          (13.5)            10.3
                                              ------------    ------------    ------------    -------------
Net Earnings (loss) from continuing
  operations ..............................          136.7           159.3          (409.4)           (23.5)
Earnings from discontinued operations, net
  of income taxes .........................            4.7             4.5             2.3              1.7
Gains on disposal of discontinued
  operations, net of income taxes .........           61.2              -               -                -
Cumulative effect of accounting change, net
  of income taxes .........................             -               -               -               4.0
                                              ------------    ------------    ------------    -------------
Net Earnings (Loss) .......................   $      202.6    $      163.8    $     (407.1)   $       (17.8)
                                              ============    ============    ============    =============


                 See Notes to Consolidated Financial Statements.

                           MONY LIFE INSURANCE COMPANY
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004


                                                                                  Retained       Accumulated
                                                                    Capital      Earnings/          Other            Total
                                                         Common    In Excess    (Accumulated    Comprehensive    Shareholder's
                                                         Stock      of Par        Deficit)      Income (Loss)       Equity
                                                         ------    ---------    ------------    -------------    -------------
                                                                                      (IN MILLIONS)

Predecessor balance, January 1, 2004 .................   $  2.5    $ 1,796.7    $    169.0    $        70.8    $     2,039.0
Unamortized restricted stock compensation ............       -           1.3            -                 -              1.3
Comprehensive loss:
      Net loss .......................................       -          -            (17.8)               -            (17.8)
      Other comprehensive loss .......................       -          -               -             (49.0)           (49.0)
      Minimum pension liability ......................       -          -               -               1.4              1.4
                                                                                                                 -------------
               Comprehensive loss ....................                                                                 (65.4)
                                                         ------    ---------    ------------    -------------    -------------
Predecessor balance, June 30, 2004 ...................      2.5      1,798.0         151.2             23.2          1,974.9
Effect  of  push-down  accounting  of AXA  Financial's
   purchase price of net assets ......................       -        (171.4)       (151.2)           (23.2)          (345.8)
                                                         ------    ---------    ------------    -------------    -------------
Successor balance, July 1, 2004 ......................      2.5      1,626.6            -                 -          1,629.1
Capital contributions ................................       -         275.0           -                  -            275.0
Dividends ............................................       -         (33.0)          -                  -            (33.0)
Comprehensive loss:
      Net loss .......................................       -           -           (407.1)               -          (407.1)
      Other comprehensive income .....................       -           -              -              40.1             40.1
                                                                                                                 -------------
            Comprehensive loss .......................                                                                (367.0)
                                                         ------    ---------    ------------    -------------    -------------
Successor balance, December 31, 2004 .................      2.5      1,868.6        (407.1)            40.1          1,504.1
Dividends ............................................      -          (75.0)           -                 -            (75.0)
Transfer of intangible asset .........................      -          (23.9)           -                 -            (23.9)
Comprehensive income:
         Net earnings ................................      -           -            163.8                -            163.8
         Other comprehensive loss ....................      -           -               -             (52.4)           (52.4)
                                                                                                                 -------------
                    Comprehensive income .............                                                                 111.4
                                                         ------    ---------    ------------    -------------    -------------
Successor balance, December 31, 2005 .................      2.5      1,769.7        (243.3)           (12.3)         1,516.6
Dividends ............................................      -          (35.0)           -                 -            (35.0)
Transfer of intangible asset .........................      -          (19.9)           -                 -            (19.9)
Share-based programs .................................      -            5.8            -                 -              5.8
Comprehensive income:
         Net earnings ................................      -           -            202.6                -            202.6
         Other comprehensive loss ....................      -           -              -              (12.8)           (12.8)
         Adjustment to initially apply SFAS
             No. 158, net of income taxes ............      -           -              -                9.9              9.9
                                                                                                                 -------------
                Comprehensive income .................                                                                 199.7
                                                         ------    ---------    ------------    -------------    -------------
Successor balance, December 31, 2006 .................   $  2.5    $ 1,720.6    $    (40.7)   $       (15.2)   $     1,667.2
                                                         ======    =========    ============    =============    =============


                 See Notes to Consolidated Financial Statements.

                           MONY LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                YEAR            Year         Six Months        Six Months
                                                                ENDED           Ended           Ended            Ended
                                                             DECEMBER 31,    December 31,    December 31,      June 30,
                                                                 2006            2005            2004             2004
                                                             ------------    ------------    ------------    -------------
                                                             (SUCCESSOR)     (Successor)     (Successor)     (Predecessor)
                                                                                   (IN MILLIONS)

Net earnings (loss) ......................................   $      202.6    $      163.8    $     (407.1)   $       (17.8)
Adjustments to reconcile net earnings (loss) to
   net cash provided by (used in) operating activities:
    Interest credited to policyholders' account balances .          134.0           141.4            73.6             77.5
    Universal life and investment-type product
      policy fee income ..................................         (215.6)         (200.8)         (101.8)          (107.5)
    Change in accrued investment income ..................            0.7            (2.2)            9.5             35.3
    Investment losses (gains), net .......................            4.4            (1.7)          (14.4)             5.1
    Change in deferred policy acquisition costs and
      value of business acquired .........................           21.3           (65.1)          (38.0)           (48.2)
    Change in future policy benefits and other
      policyholders' liabilities .........................          (24.6)          (16.0)           42.5             20.7
    Change in income taxes receivable ....................          (87.2)           77.4            43.1            (15.7)
    Other depreciation and amortization ..................           65.7            84.0            54.2              9.0
    Amortization of other intangible assets ..............           13.6            11.1             7.6              1.5
    Impairment of goodwill ...............................            -               -             425.8               -
    Dividend from AllianceBernstein units ................           22.1            17.5            -                  -
    Cumulative effect of the adoption of SOP 03-1 ........            -               -              -                (6.2)
    Gain on disposal of discontinued operations...........          (61.2)            -              -                  -
    Other, net ...........................................         (120.3)          (35.2)         (174.2)           102.2
                                                             ------------    ------------    ------------    -------------
Net cash (used in) provided by operating
  activities .............................................          (44.5)          174.2           (79.2)            55.9
                                                             ------------    ------------    ------------    -------------
Cash flows from investing activities:
   Sales, maturities or repayments of investments:
    Fixed maturities .....................................        1,132.9           980.1         1,296.5          1,193.2
    Mortgage loans on real estate ........................          388.3           470.6           313.0            165.4
    Other equity investments .............................           53.9            53.4            20.2             23.9
    Other invested assets ................................          279.4             1.7            17.0             38.6
    Decrease in capitalized software, leasehold
      improvements and EDP equipment .....................            6.8            14.5             -               -
   Purchases of investments:
    Fixed maturities .....................................       (1,323.9)       (1,518.9)       (1,967.5)          (741.7)
    Mortgage loans on real estate ........................         (347.4)         (159.4)         (141.8)          (279.6)
    Other equity investments .............................          (20.1)          (33.7)          (10.8)           (15.6)
    Other invested assets ................................          (58.3)           (3.4)          (32.3)           (30.4)
    Increase in capitalized software, leasehold
      improvements and EDP equipment .....................           -                -              (1.9)            (9.6)
    Policy loans, net ....................................           12.9            14.3            26.0             17.3
                                                             ------------    ------------    ------------    -------------
Net cash provided by (used in) investing
  activities .............................................          124.5          (180.8)         (481.6)           361.5
                                                             ------------    ------------    ------------    -------------

                           MONY LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                  (CONTINUED)

                                                     YEAR            Year         Six Months      Six Months
                                                    ENDED           Ended           Ended            Ended
                                                 DECEMBER 31,    December 31,    December 31,      June 30,
                                                     2006            2005            2004             2004
                                                 ------------    ------------    ------------    -------------
                                                 (SUCCESSOR)     (Successor)     (Successor)     (Predecessor)
                                                                        (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
      Deposits ...............................   $      726.4    $      892.6    $      407.9    $       620.7
      Withdrawals from and transfers to
        Separate Accounts ....................         (883.8)         (851.1)         (339.6)          (431.1)
   Repayment of long term debt ...............         (115.0)           -              -                 -
   Payment to AXA Bermuda relating to
        co-insurance agreement ...............            -              -               (8.4)            -
   Capital contribution ......................            -              -               50.0             -
   Dividends paid to shareholder .............          (35.0)          (75.0)          (33.0)            -
                                                 ------------    ------------    ------------    -------------

Net cash (used in) provided by financing
  activities .................................         (307.4)          (33.5)           76.9            189.6
                                                 ------------    ------------    ------------    -------------

Change in cash and cash equivalents ..........         (227.4)          (40.1)         (483.9)           607.0
Cash and cash equivalents, beginning
  of period ..................................          435.0           475.1           959.0            376.0
                                                 ------------    ------------    ------------    -------------

Cash and Cash Equivalents, End of Period .....   $      207.6    $      435.0    $      475.1    $       983.0
                                                 ============    ============    ============    =============

Supplemental cash flow information:
  Interest Paid ..............................   $       13.5    $       18.8    $        9.5    $         9.5
                                                 ============    ============    ============    =============
  Income Taxes Paid (Refunded) ...............   $      152.0    $       13.3    $      (39.0)   $         -
                                                 ============    ============    ============    =============
Schedule of non-cash financing activities:
  Transfer of the Investment Management
     Contracts Intangible Assets to
     AXA Equitable............................   $      (19.9)   $       -       $       -       $         -
                                                 ============    ============    ============    =============
  Transfer of the Distribution Network
     Intangible Assets to AXA Financial Group .  $       -       $      (23.9)   $       -       $         -
                                                 ============    ============    ============    =============
  Capital Contribution of AllianceBernstein
     Units from AXA Financial Group...........   $       -      $        -       $      225.0    $         -
                                                 ============    ============    ============    =============
  Share-based programs .......................   $        5.8    $       -       $       -       $         -
                                                 ============    ============    ============    =============
  Transfer of Bonds to AXA Bermuda Relating
     to Co-insurance Agreement (Note 10) .....   $       -       $       -       $     (91.6)    $         -
                                                 ============    ============    ============    =============

                     See Notes to Consolidated financial statements.

                           MONY LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)  ORGANIZATION

    MONY Life Insurance Company ("MONY Life" and, collectively with its consolidated subsidiaries "the Company"), provides life insurance, annuities, corporate-owned and bank-owned life insurance ("COLI" and "BOLI") and mutual funds. MONY Life is a wholly-owned subsidiary of MONY Holdings, LLC ("MONY Holdings"), which in turn is a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial" and together with its consolidated subsidiaries "AXA Financial Group") as a result of the acquisition of The MONY Group Inc. ("MONY" and, collectively with its consolidated subsidiaries the "MONY Companies") by AXA Financial in 2004.

    MONY Life's direct and indirect wholly-owned operating subsidiaries include:
    (i) MONY Life Insurance Company of America ("MLOA"), an Arizona domiciled life insurance company, (ii) Enterprise Capital Management, Inc. ("Enterprise"), an investment advisor to certain of AXA Financial Group's retail proprietary mutual funds, (iii) Enterprise Fund Distributors, Inc. ("Enterprise Distributors"), the distributor of AXA Financial Group's proprietary mutual funds, (iv) U.S. Financial Life Insurance Company ("USFL"), an Ohio domiciled insurer underwriting specialty risk life insurance business, (v) MONY Securities Corporation ("MSC"), formally a broker-dealer and investment advisor registered with the Securities and Exchange Commission, which distributed its products and services through MONY Life's career agency sales force as well as through a network of accounting professionals and (vi) MONY Brokerage, Inc. ("MBI"), a licensed insurance broker, which principally provided MONY Life's career agency sales force with access to life, annuity, small group health, and specialty insurance products written by other insurance companies. MSC and MBI ceased doing business on June 6, 2005 in connection with AXA Financial's integration of the MONY companies.

    On July 8, 2004, the acquisition of MONY by AXA Financial (the "MONY Acquisition") was completed and, under the terms of the related merger agreement, AXA Financial paid or made provisions to pay MONY shareholders approximately $1.5 billion in cash, representing $31.00 for each share of MONY's common stock. MONY shareholders also received a dividend from MONY totaling $0.34755 per share.

    The acquisition was accounted for using the purchase method under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations", and SFAS No. 142, "Goodwill and Other Intangible Assets". In connection with the acquisition, the Company adjusted the cost basis of its assets and liabilities to fair value on the acquisition date (the "Purchase Adjustments"). References in these financial statements to "Predecessor" refer to the Company prior to July 1, 2004. References to "Successor" refer to the Company on and after July 1, 2004, after giving effect to the implementation of the Purchase Adjustments. For accounting purposes (due to convenience and the immateriality of the results of MONY and its subsidiaries from July 1 through July 8), AXA Financial has consolidated MONY and its subsidiaries and reflected its results from July 1, 2004 in its consolidated statements of earnings and consolidated cash flows. The Company's activity for the period from July 1, 2004 through July 8, 2004 is, therefore, included in the Successor's statements of operations and excluded from the Predecessor's statement of operations. The Predecessor's statements of operations is presented using the Company's historical basis of accounting.

    The determination of the Purchase Adjustments relating to investments reflects management's reliance on independent price quotes where available. Other Purchase Adjustments required significant management estimates and assumptions. The Purchase Adjustments related to the value of business acquired ("VOBA") and liabilities, including policyholder reserves, required management to exercise judgment to assess the value of these items. The Purchase Adjustments resulted in a revalued balance sheet, which may result in future earnings trends that differ significantly from historical trends. The Company does not anticipate any material impact on its liquidity, or its ability to pay policyholders claims, arising out of the purchase accounting process related to the merger.

2)  SIGNIFICANT ACCOUNTING POLICIES

    Basis of Presentation and Principles of Consolidation
    -----------------------------------------------------

    The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

    The accompanying consolidated financial statements include the accounts of:
    MONY Life; those of its subsidiaries engaged in insurance related businesses; other subsidiaries, principally Enterprise, MSC and MBI; and those partnerships and joint ventures in which the Company has control and a majority economic interest that meet the requirements for consolidation.

    All significant intercompany transactions and balances have been eliminated in consolidation. The term "full year 2006", "full year 2005" and "full year 2004" refer to the years ended December 31, 2006, 2005 and 2004, respectively. The terms "six months ended December 31, 2004" and "six months ended June 30, 2004" refer to the 2004 Successor and Predecessor periods, respectively. Certain reclassifications have been made in the prior period amounts to conform to the current presentation. The consolidated statements of cash flows for the full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004 have been revised to reflect cash outflows related to capitalized software, leasehold improvements and EDP equipment as cash used in investing activities rather than cash used by operating activities to be consistent with the full year 2006 presentation.

    Accounting Changes
    ------------------

    Although the Company has no employees, under service agreements with affiliates, the Company is charged for services, including personnel services and employee benefits, provided on its behalf.

    On December 31, 2006, the Company implemented SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or under funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 does not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

    As required by SFAS No. 158, the $9.9 million, net of income tax, impact of initial adoption has been reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension at December 31, 2006 reduced total assets by approximately $2.8 million, principally due from the decrease in income taxes receivable of $5.3 million partially offset by an increase in prepaid pension cost of $2.5 million and decreased total liabilities by approximately $12.7 million, principally due to the increase in benefit plan liabilities. See Note 11 of Notes to Consolidated Financial Statements for further information.

    SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 will have no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

    On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment". To effect its adoption, the Company elected the "modified prospective method" of transition. Under this method, prior-period results were not restated. Prior to the adoption of SFAS No. 123(R), The Company had elected to continue to account for stock-based compensation in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and, as a result, the recognition of stock-based compensation expense generally was limited to amounts attributed to awards of restricted shares and various cash-settled programs such as stock appreciation rights. SFAS No. 123(R) requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings under APB No. 25, most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes for 2006 and consolidated net earnings for 2006 were $5.8 million and $3.7 million lower, respectively, than if these plans had continued to be accounted for under APB No. 25.

    Under the modified prospective method, the Company applied the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. In addition, beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 that prior to adoption of SFAS No. 123(R) would have been reflected by the Company only in pro forma disclosures, were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

    On January 1, 2006, the Company adopted the provisions of SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of APB No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change.

    The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. The adoption of SFAS No. 154 did not have an impact on the Company's results of operations or financial position.

    In third quarter 2004, the Company began to implement Financial Accounting Standards Board ("FASB") Staff Position ("FSP") No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003", that provides guidance on employers' accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") signed into law in December 2003. The MMA introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. FSP No. 106-2 required the effects of the MMA to be reflected in measurements of the accumulated postretirement benefits obligation and net periodic postretirement benefit cost made on or after the date of enactment. As permitted by FSP No. 106-2, the Company initially elected to defer these remeasurements and to provide required disclosures pending regulations regarding the determination of eligibility for the Federal subsidy under the MMA. Following consideration of regulations and guidance issued by the Center for Medicare and Medicaid Services in fourth quarter 2005, management and its actuarial advisors concluded that the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits. Consequently, the estimated subsidy has been reflected in measurements of the accumulated postretirement benefits obligations for these plans as of January 1, 2005, and the resulting aggregate reduction of $12.0 million was accounted for prospectively as an actuarial experience gain in accordance with FSP No. 106-2. The impact of the MMA, including the effect of the subsidy, resulted in a decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $1.3 million.

    Effective January 1, 2004, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in the Company's accounting policies relating to (a) liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts issued by the Company, and (b) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

    As a result of the adoption of SOP 03-1, liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to adopting SOP 03-1, such liabilities had been reported at market adjusted value.

    In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both of the Company's previous methods of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

    The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in the six months ended June 30, 2004 (Predecessor) net loss of $4.0 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

    New Accounting Pronouncements
    -----------------------------

    On September 15, 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, with earlier application encouraged. Management is currently assessing the potential impacts of adoption of SFAS No. 157.

    On July 13, 2006, the FASB issued FASB Interpretation ("FIN") 48, "Accounting for Uncertainty in Income Taxes," to clarify the criteria used to recognize and measure the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained assuming examination by the taxing authority, based on the technical merits of the position. Tax positions meeting the recognition criteria are required to be measured at the largest amount of tax benefit that is more than 50 percent likely of being realized upon ultimate settlement and, accordingly, requires consideration of the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. FIN 48 is effective for fiscal years beginning after December 15, 2006, thereby requiring application of its provisions, including the threshold criteria for recognition, to all tax positions of the Company at January 1, 2007. The cumulative effect of applying FIN 48, if any, is to be reported as an adjustment to the opening balance of retained earnings. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. Management is currently assessing the potential impacts of adoption of FIN 48.

    On September 19, 2005, the AICPA released SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC"), VOBA and other related balances must be written off. The SOP is effective for transactions occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Restatement of previously issued annual financial statements is not permitted, and disclosure of the pro forma effects of retroactive application or the pro forma effect on the year of adoption is not required. The adoption of SOP 05-1 is not expected to have a material impact on the Company's results of operations or financial position.

    Closed Block
    ------------

    As a result of demutualization, the Closed Block was established in 1998 for the benefit of certain individuals' participating policies in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its own participating policyholders.

    Assets allocated to the Closed Block inure solely to the benefit of the Closed Block's policyholders and will not revert to the benefit of MONY Life. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

    The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company had developed an actuarial calculation of the expected timing of its Closed Block earnings. Further, in connection with the MONY Acquisition, AXA Financial Group has developed a revised actuarial calculation of the expected timing of the Company's Closed Block earnings as of July 1, 2004.

    If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

    Many expenses related to Closed Block operations, including amortization of DAC and VOBA, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

    Investments
    -----------

    The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

    Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

    Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

    Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

    Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

    Valuation allowances are netted against the asset categories to which they apply.

    Policy loans are stated at unpaid principal balances.

    Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with Equity real estate or Other equity investments, as appropriate.

    Equity securities include common stock classified as available for sale securities are carried at estimated fair value and are included in Other equity investments.

    Units held in AllianceBernstein L.P. ("AllianceBernstein"), an affiliate, are carried on the equity method and reported in Other invested assets.

    Short-term investments are stated at amortized cost that approximates fair value and are included with Other invested assets.

    Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

    All securities owned including United States government and agency securities and mortgage-backed securities are recorded in the consolidated financial statements on a trade date basis.

    Derivatives
    -----------

    All derivates outstanding at December 31, 2006 and 2005 are recognized on the balance sheet at their fair values. All gains and losses on derivatives are reported in earnings.

    Net Investment Income, Investment Gains (Losses), Net and Unrealized
    --------------------------------------------------------------------
    Investment Gains (Losses)
    -------------------------

    Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

    Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

    Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to Closed Block policyholder dividend obligation, DAC and VOBA related to universal life and investment-type products and participating traditional life contracts.

    Fair Value of Other Financial Instruments
    -----------------------------------------

    The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

    Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments were not material at December 31, 2006 and 2005.

    Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

    Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

    The estimated fair values for the Company's supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

    The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

    Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates.

    Recognition of Insurance Income and Related Expenses
    ----------------------------------------------------

    Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

    Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

    For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

    Premiums from individual health contracts are recognized as income over the period to which the premiums related in proportion to the amount of reinsurance protection provided.

    DAC and VOBA
    ------------

    Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

    VOBA, which arose from the MONY Acquisition, was established in accordance with business combination purchase accounting guidance. VOBA is the actuarially determined present value of estimated future gross profits of insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (approximately 10-30 years) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

    For universal life products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in shareholder's equity as of the balance sheet date.

    A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets expected future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.9% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.9% net of product weighted average Separate Account fees) and 0% (-2.1% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. As of December 31, 2006, current projections of future average gross market returns assume a 0.5% return for 2007 which is within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 7 quarters.

    In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

    Other significant assumptions underlying gross profit estimates relate to contract persistency and General Account investment spread.

    For participating traditional life policies (substantially all of which are in the Closed Block), DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2006, the average rate of assumed investment yields, excluding policy loans is 5.0%. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC and VOBA of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

    For non-participating traditional life policies, DAC and VOBA are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

    Policyholders' Account Balances and Future Policy Benefits
    ----------------------------------------------------------

    Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

    The Company issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. The Company also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

    For reinsurance contracts, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

    For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

    For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3.0% to 6.0% for life insurance liabilities and from 2.5% to 6.75% for annuity liabilities.

    Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumption as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

    Policyholders' Dividends
    ------------------------

    The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by MONY Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate levels of statutory surplus to be retained by MONY Life.

    At December 31, 2006, participating policies, including those in the Closed Block, represent approximately 20.0% ($22.3 billion) of directly written life insurance in-force, net of amounts ceded.

    Separate Accounts
    -----------------

    Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts' assets are subject to General Account claims only to the extent Separate Accounts' assets exceed Separate Accounts' liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Company.

    The investment results of Separate Accounts on which the Company does not bear the investment risk are reflected directly in Separate Accounts' liabilities and are not reported in revenues in the statements of operations. For the years ended December 31, 2006, 2005 and 2004, investment results of such Separate Accounts were gains of $429.8 million, $283.4 million and $522.9 million, respectively.

    Deposits to Separate Accounts are reported as increases in Separate Accounts' liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

    Other Intangible Asset
    ----------------------

    The insurance distribution network intangible asset, related to the MONY Acquisition, is amortized on a straight-line basis with an estimated useful life of 15 years.

    Other Accounting Policies
    -------------------------

    Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

    MONY Life filed a consolidated Federal income tax return with its life and non-life subsidiaries for the Predecessor period. Beginning in the Successor period, MONY Life files a consolidated Federal income tax return with its life subsidiaries. MONY Life's non-life subsidiaries will file a separate consolidated Federal income tax return for the same Successor periods. Under the life insurance provisions of the Internal Revenue Code, life insurance companies cannot file a consolidated Federal income tax return with their ultimate parent for a period of five years from the date of acquisition. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

    Discontinued operations include Enterprise distribution contracts and operations and real estate held-for-sale.

    The Company, through Enterprise Distributors, sells Class B and C shares of AXA Financial Group's retail proprietary mutual funds, which are subject to a contingent deferred sales charge ("CDSC"). At the time of sale, the Company pays commissions to brokers and dealers for sales of AXA Financial Group's retail proprietary mutual funds' Class B and C shares. Class B commissions paid are deferred and amortized on the lesser of six years straight-line, or the period during which the related distribution and CDSC revenues are earned. The Company evaluates the recoverability through ongoing estimates of future revenues from Class B shares. Class C share commissions are expensed when paid.

    Real estate investments meeting the following criteria are classified as real estate held-for-sale:

    o Management having the authority to approve the action commits the organization to a plan to sell the property.
    o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
    o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
    o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
    o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
    o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

    Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

    Real estate held-for-sale is included in Other assets in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2006 were not significant.

3)  INVESTMENTS

    Fixed Maturities and Equity Securities
    --------------------------------------

    The following table provides additional information relating to fixed maturities and equity securities.

                                                  GROSS        GROSS
                                    AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
                                      COST        GAINS        LOSSES     FAIR VALUE
                                    ---------   ----------   ----------   ----------
                                                     (IN MILLIONS)
     DECEMBER 31, 2006
     -----------------
     Fixed Maturities:
       Available for Sale:
        Corporate ...............   $ 7,314.0   $     36.2   $    120.9   $  7,229.3
        Mortgage-backed .........       243.8          0.1          3.0        240.9
        U.S. Treasury, government
          and agency securities .       726.9          9.0          4.8        731.1
        State and political
          subdivisions ..........        11.3          0.5           -          11.8
        Foreign governments .....        75.2          0.4          0.7         74.9
        Redeemable preferred
          stock .................       425.4          2.4         13.1        414.7
                                    ---------   ----------   ----------   ----------
         Total Available for
          Sale ..................   $ 8,796.6   $     48.6   $    142.5   $  8,702.7
                                    =========   ==========   ==========   ==========

     Equity Securities:
        Available for Sale ......   $    22.6   $      3.1   $     -     $     25.7
                                    =========   ==========   ==========   ==========
     December 31, 2005
     -----------------
     Fixed Maturities:
       Available for Sale:
        Corporate ...............   $ 7,365.9   $     59.3   $     92.6   $  7,332.6
        Mortgage-backed .........       284.8          1.1          2.9        283.0
        U.S. Treasury, government
          and agency securities..       676.6         14.9          3.7        687.8
        States and political
          subdivisions...........        11.2          0.8           -          12.0
        Foreign governments .....        96.4          0.9          0.4         96.9
        Redeemable preferred
          stock .................       227.8          1.2          6.0        223.0
                                    ---------   ----------   ----------   ----------
         Total Available for Sale   $ 8,662.7   $     78.2   $    105.6   $  8,635.3
                                    =========   ==========   ==========   ==========

     Equity Securities:
        Available for Sale ......   $    40.4   $      2.1   $      1.0   $     41.5
                                    =========   ==========   ==========   ==========

     For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2006 and 2005, securities without a readily ascertainable market value having an amortized cost of $2,344.4 million and $2,288.1 million, respectively, had estimated fair values of $2,314.9 million and $2,284.6 million, respectively.

     The contractual maturity of fixed maturities at December 31, 2006 is shown below:

                                                         AVAILABLE FOR SALE
                                                      -------------------------
                                                       AMORTIZED    ESTIMATED
                                                         COST       FAIR VALUE
                                                      ------------  -----------
                                                           (IN MILLIONS)

     Due in one year or less.........................  $    363.2   $    361.5
     Due in years two through five...................     1,920.6      1,896.6
     Due in years six through ten....................     4,110.9      4,061.1
     Due after ten years.............................     1,732.7      1,727.9
                                                      ------------  -----------
        Subtotal.....................................     8,127.4      8,047.1
     Mortgage-backed securities......................       243.8        240.9
                                                      ------------  -----------
     Total...........................................  $  8,371.2   $  8,288.0
                                                      ============  ===========

     Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by AXA Financial Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

     The following table discloses fixed maturities (701 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2006:


                                     LESS THAN 12 MONTHS      12 MONTHS OR LONGER            TOTAL
                                   ----------------------   ----------------------   ----------------------
                                   ESTIMATED     GROSS      ESTIMATED     GROSS      ESTIMATED     GROSS
                                     FAIR      UNREALIZED     FAIR      UNREALIZED     FAIR      UNREALIZED
                                     VALUE       LOSSES       VALUE       LOSSES       VALUE       LOSSES
                                   ---------   ----------   ---------   ----------   ---------   ----------
                                                                (IN MILLIONS)
       Fixed Maturities:
       Corporate ...............   $ 1,545.8   $     17.0   $ 3,658.4   $    103.9   $ 5,204.2   $    120.9
       Mortgage-backed .........        40.6          0.2       148.8          2.8       189.4          3.0
       U.S. Treasury, government
        and agency securities ..       177.5          0.9       316.1          3.9       493.6          4.8
       States and political
        subdivisions ...........         -             -          2.2           -          2.2           -
       Foreign governments .....        38.2          0.3        27.1          0.4        65.3          0.7
       Redeemable
        preferred stock ........        28.4          0.3       264.9         12.8       293.3         13.1
                                   ---------   ----------   ---------   ----------   ---------   ----------
     Total Temporarily
       Impaired Securities .....   $ 1,830.5   $     18.7   $ 4,417.5   $    123.8   $ 6,248.0   $    142.5
                                   =========   ==========   =========   ==========   =========   ==========

    The Company's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2006, approximately $237.9 million, or 2.7%, of the $8,796.6 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

    At December 31, 2006, the carrying value of fixed maturities which were non-income producing for the twelve months preceding that date was $1.2 million.

    Mortgage Loans
    --------------

    The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $4.2 million and $5.3 million at December 31, 2006 and 2005, respectively. Gross interest income on these loans included in net investment income aggregated $0.3 million, $0.3 million, $0.2 million and $0.5 million for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0.3 million, $0.4 million, $0.2 million and $0.7 million for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively.

    Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                                      DECEMBER 31,
                                                                               ---------------------------
                                                                                   2006          2005
                                                                               ------------- -------------
                                                                                     (IN MILLIONS)

     Impaired mortgage loans with investment valuation allowances............  $     14.2     $     14.7
     Impaired mortgage loans without investment valuation allowances.........         7.1            8.8
                                                                               ------------- -------------
     Recorded investment in impaired mortgage loans .........................        21.3           23.5
     Investment valuation allowances.........................................        (1.7)          (1.6)
                                                                               ------------- -------------
     Net Impaired Mortgage Loans.............................................  $     19.6     $     21.9
                                                                               ============= =============

    Interest income recognized on impaired mortgage loans totaled $1.4 million, $2.0 million, $0.4 million and $(0.1) million for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively.

    Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2006 and 2005, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $3.0 million and $3.8 million.

    Equity Real Estate
    ------------------

    The Company's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. For 2006, 2005 and 2004, no real estate was acquired in satisfaction of debt. At December 31, 2006 and 2005, the Company owned $12.7 million and $12.6 million, respectively, of real estate acquired in satisfaction of debt.

    Accumulated depreciation on real estate was $0.7 million and $12.1 million at December 31, 2006 and 2005, respectively. Depreciation expense on real estate totaled $2.5 million, $8.1 million, $4.0 million and $5.2 million for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively.

    Investment valuation allowances for mortgage loans and changes thereto follow:

                                                             YEAR             Year          Six Months        Six Months
                                                             ENDED            Ended            Ended             Ended
                                                          DECEMBER 31,     December 31,     December 31,        June 30,
                                                             2006             2005             2004               2004
                                                          ------------     ------------     ------------     --------------
                                                          (SUCCESSOR)      (Successor)      (Successor)      (Predecessor)
                                                                                   (IN MILLIONS)

    Balances, beginning of period ......................  $        1.6     $        0.5     $       22.2     $         20.0
    Additions charged to income ........................           0.1              1.6              0.5                3.4
    Deductions for writedowns and asset dispositions ...            -              (0.5)             -                 (1.2)
    Effect of push-down accounting of AXA
      Financial's purchase price of net
      assets ...........................................            -               -              (22.2)                -
                                                          ------------     ------------     ------------     --------------
    Balances, End of Period ............................  $        1.7     $        1.6     $        0.5     $         22.2
                                                          ============     ============     ============     ==============

    Equity Method Investments
    -------------------------

    Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $147.4 million and $172.4 million, respectively, at December 31, 2006 and 2005. The Company's total equity in net earnings (loss) for these limited partnership interests was $16.9 million, $30.7 million, $(2.8) million, and $13.0 million, respectively, for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively.

    Other Invested Assets
    ---------------------

    The following presents the Company's investment in 5.6 million units in AllianceBernstein, an affiliate:

                                                       ALLIANCEBERNSTEIN
                                                             UNITS
                                                       -----------------
                                                         (IN MILLIONS)

     Balance at January 1, 2005 ......................   $   225.0
     Equity in net earnings...........................        18.9
     Dividends received...............................       (17.5)
                                                        ---------------
     Balance at December 31, 2005.....................       226.4
     Equity in net earnings...........................        24.0
     Dividends received...............................       (22.1)
                                                        ---------------
     Balance at December 31, 2006.....................   $   228.3
                                                        ===============


4)  GOODWILL AND OTHER INTANGIBLE ASSETS

    Goodwill of $425.8 million was recorded as a result of the MONY Acquisition. In connection with the MONY integration, management continues to evaluate the products sold by the Company as part of an overall review of insurance products offered by AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate, and AXA Financial's other insurance subsidiaries with a view towards reducing duplication of products, improving the quality of the product line-up and enhancing the overall profitability of AXA Financial Group. This evaluation has resulted in the recent discontinuation of new sales of all life insurance and annuity products, except for certain variable and fixed annuities in limited markets, interest-sensitive whole life insurance and group term life insurance. In addition, in the first half of 2005, MONY Life financial professionals became financial professionals of affiliates AXA Network, LLC and AXA Advisors, LLC. As a result of the expected reduction of the Company's profits from future sales and the transfer of the agency sales force to affiliates, a $425.8 million goodwill impairment charge was recorded in the last six months of 2004. Also, in connection with the transfer of MONY Life's sales force to affiliates in 2005, the intangible asset of $23.9 million related to MONY Life's distribution network was transferred to AXA Financial Group.

    The following presents the Company's intangible assets, including VOBA, as of December 31, 2006 and 2005, related to the MONY Acquisition:


                                      GROSS          LESS:              LESS:
                                     CARRYING     ACCUMULATED         IMPACT OF
                                      AMOUNT    AMORTIZATION(1)    CO-INSURANCE(2)     NET
                                     --------   ---------------    ---------------    ------
                                                         (IN MILLIONS)
DECEMBER 31, 2006
-----------------
Intangible assets subject to
  amortization:
   VOBA ..........................   $  868.8   $        (194.4)   $         (27.9)   $646.5
   Insurance distribution
     network .....................       38.0              (6.3)               -        31.7
                                     --------   ---------------    ---------------    ------
Total intangible assets subject to
  amortization ...................   $  906.8   $        (200.7)   $         (27.9)   $678.2
                                     ========   ===============    ===============    ======

December 31, 2005
-----------------
Intangible assets subject to
  amortization:
   VOBA ..........................   $  868.8   $        (106.6)   $         (27.9)   $734.3
   Insurance distribution
     network .....................       38.0              (3.8)               -        34.2
                                     --------   ---------------    ---------------    ------
Total intangible assets subject to
  amortization ...................   $  906.8   $        (110.4)   $         (27.9)   $768.5
                                     ========   ===============    ===============    ======

    (1) Includes reactivity to unrealized investment gains/losses reflected in other comprehensive income.
    (2) The impact of co-insurance shown above relates to the co-insurance agreement entered into on December 31, 2004 between USFL and AXA Financial (Bermuda) Ltd. ("AXA Bermuda"), an affiliate, whereby AXA Bermuda assumed certain term life insurance contracts written by USFL as described further in Note 10 of Notes to Consolidated Financial Statements.

    For the full year 2006, full year 2005 and six months ended December 31, 2004, total amortization expense related to these intangible assets was $95.8 million, $57.7 million and $58.6 million, respectively. Intangible assets amortization expense is estimated to range from $64.9 million in 2007 to $53.1 million in 2011.

5)  FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

    The carrying values and estimated fair values for financial instruments not previously disclosed in Notes 3 and 9 of Notes to Consolidated Financial Statements are presented below:

                                                              DECEMBER 31,
                                            ----------------------------------------------
                                                    2006                    2005
                                            ----------------------  ----------------------

                                             CARRYING   ESTIMATED    Carrying   Estimated
                                              VALUE     FAIR VALUE     Value    Fair Value
                                            ----------  ----------  ----------  ----------
                                                            (IN MILLIONS)
     Consolidated:
     -------------
     Mortgage loans on real estate........  $ 1,423.9   $ 1,417.4   $ 1,467.9   $ 1,484.4
     Other limited partnership interests..      147.4       147.4       172.4       172.4
     Policy loans.........................    1,109.4     1,149.2     1,122.3     1,168.8
     Policyholders liabilities:
       Investment contracts...............    1,358.8     1,402.4     1,513.9     1,614.2
     Long-term debt.......................      101.9       102.8       216.9       218.0

     Closed Block:
     -------------
     Mortgage loans on real estate........  $   692.4   $   684.0   $   560.1   $   570.3
     Policy loans.........................      977.9       995.8     1,003.7     1,029.7

6)  CLOSED BLOCK

    Summarized financial information for the Closed Block is as follows:

                                                                                 DECEMBER 31,
                                                                           ------------------------
                                                                              2006          2005
                                                                           ------------  ----------
                                                                                 (IN MILLIONS)

   CLOSED BLOCK LIABILITIES:
   Future policy benefits, policyholders' account balances and other.....  $ 7,202.8     $ 7,332.4
   Policyholder dividend obligation......................................      109.6         142.5
   Other liabilities.....................................................       35.6          31.0
                                                                           ------------  ----------
   Total Closed Block liabilities........................................    7,348.0       7,505.9
                                                                           ------------  ----------

   ASSETS DESIGNATED TO THE CLOSED BLOCK:
   Fixed maturities, available for sale, at estimated fair
      value (amortized cost, $4,277.6 and $4,399.0)......................    4,237.2       4,397.8
   Mortgage loans on real estate.........................................      692.4         560.1
   Policy loans..........................................................      977.9       1,003.7
   Cash and other invested assets........................................       54.7         135.8
   Other assets..........................................................      333.9         295.1
                                                                           ------------  ----------
   Total assets designated to the Closed Block...........................    6,296.1       6,392.5
                                                                           ------------  ----------
   Excess of Closed Block liabilities over assets
     designated to the Closed Block......................................    1,051.9       1,113.4

   Amounts included in accumulated other comprehensive income:
      Net unrealized losses, net of policyholder dividend obligation of
      $(40.3) and $(1.2).................................................        -             -
                                                                           ------------  ----------
   Maximum Future Earnings To Be Recognized From Closed
      Block Assets and Liabilities.......................................  $ 1,051.9     $ 1,113.4
                                                                           ============  ==========

   Closed Block revenues and expenses were as follows:

                                                        YEAR              Year            Six Months        Six Months
                                                        ENDED             Ended              Ended             Ended
                                                     DECEMBER 31,      December 31,       December 31,        June 30,
                                                        2006               2005               2004             2004
                                                     ------------    ---------------    ---------------    -------------
                                                     (SUCCESSOR)       (Successor)        (Successor)      (Predecessor)
                                                                                (IN MILLIONS)
  REVENUES:
  Premiums and other income ......................   $      363.0    $         410.0    $         229.9    $       221.0
  Investment income (net of investment expenses of
     $6.3, $5.8, $2.9 and $2.8) ..................          342.0              340.9              172.3            184.2
  Investment (losses) gains, net .................           (2.0)              (3.9)              13.1             (2.4)
                                                     ------------    ---------------    ---------------    -------------
     Total revenues ..............................          703.0              747.0              415.3            402.8
                                                     ------------    ---------------    ---------------    -------------

  BENEFITS AND OTHER DEDUCTIONS:
  Policyholders' benefits and dividends ..........          604.5              644.8              362.8            354.5
  Other operating costs and expenses .............            4.0                4.5                2.6              5.2
                                                     ------------    ---------------    ---------------    -------------
     Total benefits and other deductions .........          608.5              649.3              365.4            359.7
                                                     ------------    ---------------    ---------------    -------------
  Net revenues before income taxes ...............           94.5               97.7               49.9             43.1
  Income tax expense .............................          (33.0)             (34.2)             (17.4)           (15.1)
                                                     ------------    ---------------    ---------------    -------------
  Net Revenues ...................................   $       61.5    $          63.5    $          32.5    $        28.0
                                                     ============    ===============    ===============    =============

    Reconciliation of the policyholder dividend obligation is as follows:

                                                            2006         2005
                                                        ------------  ----------
                                                             (IN MILLIONS)

      Balance, beginning of year......................   $   142.5    $   250.8
      Applicable to net revenues......................         6.2         (4.1)
      Unrealized investment losses....................       (39.1)      (104.2)
                                                        ------------  ----------
      Balance, End of Year............................    $  109.6    $   142.5
                                                        ============  ==========

    There were no valuation allowances on mortgage loans on real estate at December 31, 2006 and 2005 and $0.2 million and $0.8 million of impaired mortgage loans for the same respective years. Writedowns of fixed maturities amounted to $4.7 million, $2.5 million, $0.3 million and $0.6 million for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively.

7)  GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts - GMDB and GMIB
       ------------------------------------------
    The Company has certain variable annuity contracts with GMDB and GMIB features in force that guarantee one of the following:

    o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

    o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

    o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

    o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

    The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:


                                                GMDB          GMIB         TOTAL
                                            ------------  ------------  -----------
                                                         (IN MILLIONS)

    Balance at January 1, 2004.............  $      4.0    $      -     $      4.0
      Impact of adoption of SOP 03-1.......        (3.2)          0.1         (3.1)
      Paid guarantee benefits..............        (3.8)          -           (3.8)
      Other changes in reserve.............         4.0           -            4.0
                                            ------------  ------------  -----------
    Balance at December 31, 2004...........         1.0           0.1          1.1
       Paid guarantee benefits.............        (3.1)          -           (3.1)
      Other changes in reserve.............         2.7           0.1          2.8
                                            ------------  ------------  -----------
    Balance at December 31, 2005...........         0.6           0.2          0.8
       Paid guarantee benefits.............        (2.6)          -           (2.6)
      Other changes in reserve.............         2.6           0.2          2.8
                                            ------------  ------------  -----------
    Balance at December 31, 2006...........  $      0.6    $      0.4   $      1.0
                                            ============  ============  ===========

    Related GMDB reinsurance ceded amounts were:

                                                 GMDB
                                             ------------
                                             (IN MILLIONS)

    Balance at January 1, 2004.............. $      -
      Impact of adoption of SOP 03-1........       (0.4)
      Paid guarantee benefits...............        3.1
      Other changes in reserve..............       (3.7)
                                            ------------
    Balance at December 31, 2004............       (1.0)
      Paid guarantee benefits...............       (0.1)
      Other changes in reserve..............        1.3
                                            ------------
    Balance at December 31, 2005............        0.2
      Paid guarantee benefits...............       (0.1)
      Other changes in reserve..............        0.5
                                            ------------
    Balance at December 31, 2006............ $      0.6
                                            ============

    The December 31, 2006 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                          RETURN
                                                            OF
                                                          PREMIUM      RATCHET       ROLL-UP          COMBO           TOTAL
                                                         ---------   -----------   ------------   -------------   -------------
                                                                               (DOLLARS IN MILLIONS)
     GMDB:
     -----
       Account values invested in:
              General Account ........................   $     204   $       325       N.A.       $      31       $        560
              Separate Accounts ......................   $     936   $     1,639       N.A.       $     172       $      2,747
       Net amount at risk, gross .....................   $      11   $       190       N.A.       $      52       $        253
       Net amount at risk, net of
         amounts reinsured ...........................   $      11   $       112       N.A.       $      -        $        123
       Average attained age of
         contractholders .............................        61.6          61.6       N.A.            60.5               61.5
       Percentage of contractholders
         over age 70 .................................        18.9%         17.4%      N.A.            13.2%              17.8%
       Contractually specified
          interest rates .............................        N.A.         N.A.        N.A.             5.0%

     GMIB:
     -----
       Account values invested in:
              General Account ........................        N.A.         N.A.    $     31            N.A        $         31
              Separate Accounts ......................        N.A.         N.A.    $    174            N.A        $        174
       Net amount at risk, gross .....................        N.A.         N.A.    $     -             N.A        $         -
       Net amount at risk, net of
         amounts reinsured ...........................        N.A.         N.A.    $     -             N.A        $         -
       Weighted average years remaining until
         annuitization ...............................        N.A.         N.A.         6.8            N.A                 6.8
        Contractually specified
          interest rates .............................        N.A.         N.A.         5.0%           N.A

    B) Separate Account Investments by Investment Category Underlying GMDB and
       -----------------------------------------------------------------------
       GMIB Features
       -------------

    The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount at risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                         DECEMBER 31,    December 31,
                                                            2006            2005
                                                         ------------    ------------
                                                                 (IN MILLIONS)

    GMDB:
    -----
      Equity...........................................  $  2,197        $  2,350
      Fixed income.....................................       386             464
      Balanced.........................................        64              72
      Other............................................       100             107
                                                         ------------    ------------
      Total............................................  $  2,747        $  2,993
                                                         ============    ============

    GMIB:
    -----
      Equity...........................................  $    138        $    129
      Fixed income.....................................        28              33
      Balanced.........................................         3               3
      Other............................................         5               5
                                                         ------------    ------------
      Total............................................  $    174        $    170
                                                         ============    ============

    C) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
       ------------------------------------------------------------------
       Guarantee
       ---------

    The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At December 31, 2006 and 2005, the Company had direct liabilities of $0.5 million and $0.1 million, respectively, for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders liabilities.

8)  REINSURANCE AGREEMENTS

    During the predecessor periods, the Company used a variety of indemnity reinsurance agreements with reinsurers to control its loss exposure. Under the terms of these reinsurance agreements, the reinsurer was liable to reimburse the Company for the portion of paid claims ceded to it in accordance with the applicable reinsurance agreement. However, the Company remained contingently liable for all benefits payable even if the reinsurers failed to meet their obligations to the Company. Life insurance business written by the Company was ceded under various reinsurance contracts. The Company's general practice was to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products. The benefits in connection with guaranteed minimum death benefits in excess of the return of premium benefit, which are offered under certain of the Company's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider under the new MONY variable annuity were similarly reinsured. The guaranteed minimum income benefit in the new variable annuity product was 100% reinsured up to individual and aggregate limits as well as limits which are based on benefit utilization.

    During the successor period, the Company continued to reinsure most of its new variable life and universal life policies on an excess of retention basis, retaining up to a maximum of $4.0 million on single-life policies and $6.0 million on second-to-die policies. However, through October 2005 for amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable up to a combined maximum of $15.0 million on single-life policies and $20.0 million on second-to-die policies. In November 2005 AXA Equitable increased the retention on single-life policies to $25.0 million and on second-to-die policies to $30.0 million. For amounts applied in excess of those limits, reinsurance from unaffiliated third parties is now sought. In addition, for business underwritten by USFL, amounts in excess of its retention were ceded on a yearly renewable term basis; in 2005, the maximum retention amounts were increased from $750,000 for single life policies and $1.0 million for second to die policies to $1.5 million for single life policies and $2.0 million for second to die policies. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations.

    During the predecessor and successor periods, the Company ceded reinsurance on a variety of bases, including co-insurance and excess of retention, but in no case does the Company retain in excess of $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products.

    Beginning September 2006, the no lapse guarantee riders on the new variable universal life product are being reinsured on a 90% first dollar quota share basis through AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an affiliate.

    At December 31, 2006 and 2005, respectively, reinsurance recoverables related to insurance contracts amounted to $1,090.6 million and $980.7 million, of which $350.3 million and $339.9 million relates to one specific third party reinsurer and $334.2 million and $256.7 million to AXA Bermuda.

    The following table summarizes the effect of reinsurance:

                                                                   YEAR               Year            Six Months        Six Months
                                                                   ENDED              Ended             Ended             Ended
                                                                DECEMBER 31,      December 31,       December 31,        June 30,
                                                                   2006               2005               2004             2004
                                                                ------------    ---------------    ---------------    -------------
                                                                (SUCCESSOR)       (Successor)        (Successor)      (Predecessor)
                                                                                            (IN MILLIONS)

   Direct premiums ..........................................   $      806.6    $         849.4    $         439.6    $       409.0
   Reinsurance assumed ......................................           11.1                9.3                8.7             -
   Reinsurance ceded ........................................         (319.8)            (303.5)             (79.0)           (62.1)
                                                                ------------    ---------------    ---------------    -------------
   Premiums .................................................   $      497.9    $         555.2    $         369.3    $       346.9
                                                                ============    ===============    ===============    =============

   Universal Life and Investment-type Product  Policy Fee
      Income Ceded ..........................................   $       45.6    $          93.1    $          29.3    $        19.5
                                                                ============    ===============    ===============    =============
   Policyholders' Benefits Ceded ............................   $      355.1    $         307.2    $          84.8    $        56.5
                                                                ============    ===============    ===============    =============
   Interest Credited to Policyholders' Account Balances
      Ceded .................................................   $        2.0    $           2.2    $           1.2    $         1.1
                                                                ============    ===============    ===============    =============

   Individual Disability Income and Major Medical
   ----------------------------------------------

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $0.6 million and $0.7 million at December 31, 2006 and 2005, respectively. At December 31, 2006 and 2005, respectively, $374.7 million and $346.1 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:


                                                                   YEAR             Year           Six Months       Six Months
                                                                   ENDED            Ended             Ended            Ended
                                                                DECEMBER 31,    December 31,      December 31,       June 30,
                                                                   2006              2005              2004            2004
                                                                ------------   ---------------   ---------------   -------------
                                                                (SUCCESSOR)      (Successor)       (Successor)     (Predecessor)
                                                                                        (IN MILLIONS)


   Incurred benefits related to current year ...............    $        0.2   $           0.1   $           0.1   $         0.1
   Incurred benefits related to prior years ................              -                0.1               0.3             0.2
                                                                ------------   ---------------   ---------------   -------------
       Total Incurred Benefits .............................    $        0.2   $           0.2   $           0.4   $         0.3
                                                                ============   ===============   ================  =============

   Benefits paid related to current year ...................    $        0.2   $           0.1   $           0.1   $         0.1
   Benefits paid related to prior years .... ...............             0.1               0.2               0.2             0.1
                                                                ------------   ---------------   ---------------   -------------
       Total Benefits Paid .................................    $        0.3   $           0.3   $           0.3   $         0.2
                                                                ============   ===============   ================  =============

9)  LONG-TERM DEBT

    The Company's long-term debt consists of the following:

                                                                    DECEMBER 31,
                                                                ---------------------
                                                                   2006         2005
                                                                ---------   ---------
                                                                    (IN MILLIONS)

    Surplus notes, 11.25%, due 2024..........................   $    1.9    $     1.9
    Intercompany Surplus Note, 8.65%, due 2012...............      -            115.0
    Intercompany Surplus Note, 8.65%, due 2024...............      100.0        100.0
                                                                ---------   ---------
       Total long-term debt..................................   $  101.9    $   216.9
                                                                =========   =========

    At December 31, 2006 the Company had a $100.0 million surplus note (the "Intercompany Surplus Note") outstanding with AXA Financial whose interest is payable semi-annually.

10) RELATED PARTY TRANSACTIONS

    Beginning July, 1, 2004, the Company participates in certain service agreements with AXA Equitable for personnel services, employee benefits, facilities, supplies and equipment which are provided to the Company to conduct its business. The associated costs related to the service agreements are allocated to the Company based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support the Company. As a result of such allocations, the Company incurred expenses of $72.4 million, $166.4 million and $2.3 million for the full year 2006, full year 2005 and the six months ended December 31, 2004. In addition the Company had a receivable of $3.6 million at December 31, 2006 and a payable of $39.1 million at December 31, 2005, in connection with its service agreement.

    In addition to the agreements discussed above, the Company has various other service and investment advisory agreements with affiliates. The expenses incurred by the Company related to these agreements were $10.0 million, $10.8 million, $10.6 million, and $10.6 million for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively.

    As more fully described in Note 8 in Notes to Consolidated Financial Statements, the Company ceded new variable and universal life policies on an excess of retention basis with AXA Equitable and reinsured the no lapse guarantee riders through AXA Bermuda.

    On June, 6, 2005 the Company's agency sales force was transferred to AXA Advisors, LLC and AXA Network, LLC. As a result of this transfer, the Company received payments of $3.3 million and $3.4 million from AXA Advisors, LLC and AXA Network, LLC, respectively, for the estimated reduction of future renewal revenues of the Company's client accounts. These payments were included in Commissions, fees and other income in the consolidated statements of operations.

    Effective December 31, 2004, USFL entered into a co-insurance agreement with AXA Bermuda, whereby AXA Bermuda agreed to reinsure certain term life insurance policies written by USFL. In connection with the co-insurance agreement with AXA Bermuda, USFL paid an initial premium of $144.2 million and ceded reserves of $176.1 million, deferring the $31.9 million net gain resulting from the transaction, which is being amortized over the remaining lives of the underlying reinsured contracts. In addition, USFL received a ceding commission of $51.5 million from AXA Bermuda, which was treated as a reduction of VOBA. Amortization of VOBA for the six months ended December 31, 2004 reflects a $24.7 million pre-tax write-off ($16.0 million after-tax) of VOBA that is no longer recoverable by USFL as a result of the co-insurance agreement with AXA Bermuda.

    The statements of operations include certain revenues and expenses ceded to AXA Bermuda under the co-insurance agreement as follows:

                                                              2006         2005
                                                          ------------- -----------
                                                                (IN MILLIONS)
     REVENUES:
     Premiums..........................................   $   (173.9)   $   (153.9)
     Other income......................................         30.9          32.5
                                                          ------------- -----------
         Total revenues................................       (143.0)       (121.4)
                                                          ------------- -----------

     BENEFITS AND OTHER DEDUCTIONS:
     Policyholders' benefits...........................       (167.8)       (143.8)
     Amortization of DAC and VOBA......................         (6.0)         (5.0)
     Capitalization of DAC.............................          -            11.5
                                                          ------------- -----------
         Total benefits and other deductions...........       (173.8)       (137.3)
                                                          ------------- -----------
     Earnings From Continuing Operations Before
       Income Taxes....................................   $     30.8    $     15.9
                                                          ============= ===========

    The Company recorded a payable of $10.1 million and $14.8 million to AXA Bermuda in connection with the co-insurance agreement at December 31, 2006 and 2005, respectively.

11) EMPLOYEE BENEFIT PLANS

    MONY Life has a qualified pension plan covering substantially all of the Company's former salaried employees. The provisions of the plan provide both
    (a) defined benefit accruals based on: (i) years of service, (ii) the employee's final average annual compensation and (iii) wage bases or benefits under Social Security, and (b) defined contribution accruals based on a Company matching contribution equal to 100% of the employee's elective deferrals under the incentive savings plan for employees up to 3% of the employee's eligible compensation and an additional 2% of eligible compensation for each active participant. Effective June 15, 1999, prospective defined contribution accruals in the defined benefit plan ceased and were redirected to the Investment Plan Supplement for Employees of MONY Life. The Company did not make any contribution in the current or prior year under Section 404 of the Internal Revenue Code ("IRC") because the plan was fully funded under Section 412 of the IRC. MONY Life uses a December 31 measurement date for its pension plans and other postretirement benefits.

    During 2002, the Company amended its Qualified Pension plan, which increased certain benefit liabilities payable thereunder. The amendment resulted in an increase of $3.7 million in the plan's projected benefit obligation.

    During March 2006, all of the assets of the qualified pension plan invested in the MONY Pooled Accounts were transferred to separately managed accounts. At December 31, 2005, $298.7 million of the assets of the qualified plan were invested in MONY Pooled Accounts which included common stock, real estate, and public and private fixed maturity securities. Benefits of $31.5 million, $32.9 million, $16.6 million and $15.5 million were paid by this plan for the full year 2006, full year 2005, six months ended December 31, 2004 and the six months ended June 30, 2004, respectively.

    MONY Life also sponsors a non-qualified employee excess pension plan, which provides both defined benefits and defined contribution accruals in excess of Internal Revenue Service ("IRS") limits to certain former employees. The benefits are based on years of service and the employee's final average annual compensation. Pension benefits are paid from the Company's General Account.

    Components of net periodic expense for the Company's qualified and non-qualified plans were as follows:

                                                          YEAR              Year            Six Months        Six Months
                                                          ENDED             Ended              Ended            Ended
                                                       DECEMBER 31,     December 31,       December 31,        June 3,
                                                           2006             2005               2004              2004
                                                       ------------    ---------------    ---------------    -------------
                                                       (SUCCESSOR)       (Successor)        (Successor)      (Predecessor)
                                                                                (IN MILLIONS)

      Service cost .................................   $        8.8    $           9.3    $           4.6    $         4.1
      Interest cost on projected benefit
        obligations ................................           26.2               27.4               14.0             12.7
      Expected return on assets ....................          (32.4)             (33.3)             (16.3)           (15.1)
                                                       ------------    ---------------    ---------------    -------------
      Net amortization and deferrals ...............            0.3                0.1                -                6.5
                                                       ------------    ---------------    ---------------    -------------
      Net Periodic Pension Expense .................   $        2.9    $           3.5    $           2.3    $         8.2
                                                       ============    ===============    ===============    =============


    The plans' projected benefit obligations under the Company's qualified and non-qualified plans were comprised of:

                                                                     DECEMBER 31,
                                                                -------------------
                                                                  2006       2005
                                                                --------- ---------
                                                                   (IN MILLIONS)

      Projected benefit obligations, beginning of year........ $  521.0    $  485.5
      Service cost............................................      8.8         9.3
      Interest cost...........................................     26.2        27.4
      Actuarial (gains) losses ...............................    (42.9)       37.1
      Benefits paid...........................................    (37.1)      (38.3)
                                                                --------- ---------
      Projected Benefit Obligations, End of Year.............. $   476.0    $ 521.0
                                                                ========= =========

     At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the projected benefit obligations. The following table discloses the change in plan assets and the reconciliation of the funded status of the Company's qualified pension plan to amounts included in the accompanying consolidated balance sheets:


                                                           DECEMBER 31,
                                                      --------------------
                                                        2006       2005
                                                      ---------  ---------
                                                         (IN MILLIONS)

     Plan assets at fair value, beginning of year.... $  391.3   $  402.1
     Actual return on plan assets....................     57.6       24.2
     Benefits paid and fees..........................    (34.5)     (35.0)
                                                      ---------  ---------
     Plan assets at fair value, end of year..........    414.4      391.3


     Projected benefit obligations...................    476.0      521.0
                                                      ---------  ---------
     Underfunding of plan assets over
        projected benefit obligations................    (61.6)    (129.7)
     Unrecognized net loss from past
        experience different from that
        assumed......................................     -          65.1
                                                      ---------  ---------
     Accrued Pension Cost, Net....................... $  (61.6)  $  (64.6)
                                                      =========  =========

    Prepaid and accrued pension costs were $2.5 million and $64.1 million, respectively, at December 31, 2006 and zero and $64.7 million, respectively, at December 31, 2005. The aggregate projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $64.1 million and zero, respectively, at December 31, 2006, and $521.0 million and $391.3 million, respectively, at December 31, 2005. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $51.4 million and zero, respectively, at December 31, 2006, and $56.6 million and zero, respectively, at December 31, 2005. The accumulated benefit obligations for all defined benefit pension plans were $409.8 million and $439.1 million at December 31, 2006 and 2005, respectively.

    The following table illustrates the incremental line-by-line effect of applying SFAS No. 158 for the pension plans in the December 31, 2006 consolidated balance sheet:

                                                  Before                      After
                                                Application                Application
                                                  of SFAS                   of SFAS
                                                  No. 158     Adjustments    No. 158
                                                ------------ ------------  -----------
                                                            (In Millions)

     Other assets ............................   $    258.0   $     2.5    $    260.5
     Income taxes receivable..................        123.7        (0.1)        123.6
     Total assets.............................     18,270.9         2.4      18,273.3
     Other liabilities........................        582.7         2.2         584.9
     Total liabilities........................     16,603.9         2.2      16,606.1
     Accumulated other comprehensive loss.....        (15.4)        0.2         (15.2)
     Total shareholder's equity...............      1,667.0         0.2       1,667.2

    Included in accumulated other comprehensive loss at December 31, 2006 is an unrecognized net actuarial gain of $0.3 million, which has not yet been recognized as a component of net periodic cost. There is no estimated net loss to be reclassified from accumulated other comprehensive loss and recognized as a component of net periodic pension cost over the next year. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plan of the Company.

                                                                                      DECEMBER 31,
                                                               -----------------------------------------------------------
                                                                          2006                          2005
                                                               ----------------------------   ----------------------------
                                                                      ESTIMATED                    Estimated
                                                                      FAIR VALUE        %          Fair Value         %
                                                               ---------------------- -----   ------------------- --------
                                                                               (DOLLARS IN MILLIONS)

Corporate and government debt securities....................     $          39.7         9.6   $        89.9        23.0
Equity securities...........................................               363.0        87.6           298.7        76.3
Short-term investments......................................                11.7         2.8             2.7         0.7
                                                               ---------------------- --------------------------- --------
Total Plan Assets...........................................     $         414.4       100.0   $       391.3       100.0
                                                               ====================== =========================== ========

    The primary investment objective of the Company's qualified plan is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 75% equities and 25% fixed income and short-term investments. Emphasis is given to equity investments, given their high expected rate of return. Fixed income investments are included to provide a less volatile return.

    A secondary investment objective of the Company's qualified plan is to minimize variation in annual net periodic pension cost over the long-term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

    The assumed discount rates for measurement of the benefit obligations at December 31, 2006 and 2005 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2006, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 5.75% disclosed below as having been used to measure the benefits obligation at December 31, 2006 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2006 and 2005.

                                                                                  2006              2005
                                                                              ------------      ------------
Discount rate:
   Benefit obligation.....................................................        5.75%            5.25%
   Periodic cost..........................................................        5.25%            5.75%

Rate of compensation increase:
   Benefit obligation and periodic cost...................................        6.00%            6.00%

Expected long-term rate of return on plan assets (periodic cost)..........        8.50%            8.50%

    Management reviewed the historical investment returns and the future expectations for returns from these asset classes to conclude that a long-term rate of return of 8.5% is reasonable.

    In 2004, the Company also had incentive savings plans in which substantially all employees and career field underwriters of the Company were eligible to participate. The Company matched field underwriter contributions up to 2% of eligible compensation and may also make an additional profit sharing contribution for non-officer employees. As with the employee excess plan, the Company also sponsored non-qualified excess defined contribution plans for both the field underwriter retirement plan and the incentive savings plan for field underwriters of the Company.

    The Company provides certain health care and life insurance benefits for certain retired for employees and field underwriters of the Company. Assumed health care cost trend rates typically have a significant effect on the amounts reported for health care plans, however, under the Company's postretirement healthcare plan, there is a per capita limit on the Company's healthcare costs. As a result, a one-percentage point change in the assumed healthcare cost trend rates would have an immaterial effect on amounts reported.

    Components of the Company's net postretirement benefits costs follow:

                                                              YEAR              Year            Six Months        Six Months
                                                             ENDED             Ended               Ended            Ended
                                                          DECEMBER 31,      December 31,        December 31,       June 30,
                                                              2006              2005               2004              2004
                                                         --------------- ------------------ ------------------ ------------------
                                                           (SUCCESSOR)       (Successor)        (Successor)      (Predecessor)
                                                                                     (IN MILLIONS)

Service costs..........................................    $      1.6       $       1.5        $      0.9       $     0.9
Interest cost on accumulated postretirement benefits
   obligation..........................................           4.8               5.1               3.1             3.0
Net amortization and deferrals.........................          (0.4)             (0.5)               -              1.4
Other..................................................           7.5               -                  -               -
                                                         --------------- ------------------ ------------------ ------------------
Net Periodic Postretirement Benefits Costs.............   $      13.5       $       6.1       $       4.0       $     5.3
                                                         =============== ================== ================== ==================

    The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:


                                                                                                      DECEMBER 31,
                                                                                         ---------------------------------------
                                                                                                2006                2005
                                                                                         ------------------- -------------------
                                                                                                     (IN MILLIONS)

Accumulated postretirement benefits obligation, beginning of year......................     $         97.9      $       109.7
Service cost...........................................................................                1.6                1.5
Interest cost..........................................................................                4.8                5.1
Benefits paid..........................................................................               (6.6)              (8.1)
Medicare Part D Subsidy................................................................               (0.8)               -
Actuarial gains .......................................................................               (9.4)             (10.3)
Plan amendments .......................................................................               (2.5)               -
Plan recalculation adjustment(1) ......................................................                7.5                -
                                                                                         ------------------- -------------------
Accumulated postretirement benefits obligation, end of year............................               92.5               97.9
Unrecognized net gain from past experience different from that assumed
   and from changes in assumptions.....................................................                  -                3.4
                                                                                         ------------------- -------------------
Accrued Postretirement Benefits Cost...................................................    $          92.5      $       101.3
                                                                                         =================== ===================

    (1) Included an adjustment in 2006 of the postretirement liability related to prior periods.

    The following table illustrates the incremental line-by-line effect of applying SFAS No. 158 for these plans in the December 31, 2006 consolidated balance sheet:

                                                 Before                     After
                                               Application                Application
                                                 of SFAS                   of SFAS
                                                 No. 158    Adjustments     No. 158
                                               ------------ ------------  -----------
                                                           (In Millions)

     Income taxes receivable..................  $    128.8   $    (5.2)   $    123.6
     Total assets.............................    18,278.5        (5.2)     18,273.3
     Other liabilities........................       599.8       (14.9)        584.9
     Total liabilities........................    16,621.0       (14.9)     16,606.1
     Accumulated other comprehensive income...       (24.9)        9.7         (15.2)
     Total shareholder's equity...............     1,657.5         9.7       1,667.2

    The following table discloses the amounts included in accumulated other comprehensive loss at December 31, 2006 that have not yet been recognized as components of net periodic postretirement benefits cost.

                                                                 DECEMBER 31,
                                                                     2006
                                                                ---------------
                                                                 (IN MILLIONS)

     Unrecognized net actuarial (gain) loss..................... $    (12.2)
     Unrecognized prior service cost (credit)...................       (2.7)
     Unrecognized net transition obligation (asset).............        -
                                                                ---------------
         Total.................................................. $    (14.9)
                                                                ===============

    The estimated net gain and negative prior service credit to be reclassified from accumulated other comprehensive loss and recognized as components of net periodic postretirement benefit cost over the next year are $0.8 million and $0.1 million, respectively.

    The assumed discount rates for measuring the postretirement benefit obligations at December 31, 2006 and 2005 were determined in substantially the same manner as earlier described for measuring the pension benefit obligations. The following table discloses the weighted-average assumptions used to measure the Company's postretirement benefit obligations and related net periodic cost at and for the years ended December 31, 2006 and 2005.

                                                               2006        2005
                                                             ----------  ----------
       Discount rate:
         Benefit obligation...............................     5.75%       5.25%
         Periodic cost....................................     5.25%       5.75%

    In 1992, the Company announced a limit on the amount that would be contributed toward retiree healthcare. The Company's limit was reached in 2002. Thus, for 2003 and 2004, no healthcare cost trend was assumed since it had no material effect on the liability or expense of the postretirement healthcare plans. In 2005 and 2006, the postretirement healthcare plans of the Company reflected an anticipated subsidy from Medicare Part D, which is assumed to increase with the healthcare cost trend. Since the subsidy is used to offset the plans' obligations, an increase in the healthcare cost trend rate results in a decrease in the liability and the corresponding expense. If the healthcare cost trend rate assumptions were increased by 1.0%, the accumulated postretirement benefits obligation as of December 31, 2006 would be decreased by 1.5% and a decrease of 1.2% on the sum of the service cost and interest cost.

    The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2007, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2006 and include benefits attributable to estimated future employee service.

                                                POSTRETIREMENT BENEFITS
                                   -----------------------------------------------------
                                                             HEALTH
                                             -------------------------------------------
                                                GROSS      ESTIMATED           NET
                          PENSION    LIFE     ESTIMATED  MEDICARE PART D     ESTIMATED
                          BENEFITS INSURANCE   PAYMENT       SUBSIDY         PAYMENT
                          -------- --------- ----------- ---------------- --------------
                                                      (IN MILLIONS)

     2007................ $   23.6 $    1.8  $     5.4   $     0.9         $     4.5
     2008................     23.7      1.9        5.4         1.0               4.4
     2009................     24.0      2.0        5.3         1.1               4.2
     2010................     24.6      2.1        5.3         1.1               4.2
     2011................     25.3      2.1        5.2         1.2               4.0
     Years 2012 - 2016...    138.9     11.5       23.8         7.8              16.0

12) SHARE-BASED AND OTHER COMPENSATION PROGRAMS

    For the full year 2006, the Company recognized $5.8 million, of compensation costs under SFAS No. 123(R) for employee stock options, including $1.8 million, resulting from unvested awards at January 1, 2006.

    In November 1998, MONY adopted the 1998 Stock Incentive Plan (the "1998 SIP") for employees of the Company and certain of its career financial professionals. As a condition for its approval by the New York Insurance Department, options awarded under the 1998 SIP were limited to no more than five percent of MONY's common shares outstanding as of the date of its initial public offering (2,361,908 shares). Options granted under the 1998 SIP included both Incentive Stock Options and Nonstatutory Stock Options ("NSOs") with exercise prices not less than 100% of the fair value of MONY's common stock as determined on their date of grant. In addition, each award had a 10-year contractual term from the date of grant and one-third vested and became exercisable on each of the first three anniversaries of the grant. In May 2002, MONY's shareholders approved the 2002 Stock Option Plan (the "2002 SOP") and the allocation of 5,000,000 shares of MONY common stock for grants under that plan. Options granted under the 2002 SOP were NSOs with exercise prices not less than 100% of the fair value of MONY's common stock as determined on the date of grant and vesting provisions determined at the discretion of MONY's board of directors. However, all options granted under the plan could not be exercised, transferred or otherwise disposed of by the grantee prior to December 24, 2003.

    On July 8, 2004, in connection with the MONY Acquisition, each issued and outstanding unexercised stock option under the 1998 SIP and the 2002 SOP, whether vested or unvested, was cancelled and converted into the right to receive for each share covered by a stock option the excess, if any, of $31.00 over the per share exercise price of the stock option, without interest and net of applicable holding taxes. As further shown below in the summary of the Company's activity under its stock incentive plans, this resulted in the cash settlement of approximately 1.8 million stock options at a cost of $7.9 million. Each issued and outstanding unexercised stock option with a per share exercise price of $31.00 or more was cancelled without payment.

    Effective January 1, 2005, MONY Life employees became employees of AXA Equitable. Under the Company's respective service agreements with AXA Equitable (Successor Period), the Company is charged for services, including personnel services and employee benefits, provided on its behalf. Prior to adoption of SFAS No. 123(R), the Company accounted for share-based compensation awards under APB No. 25 in the full year 2005 (Successor Period) and the six months ended June 30, 2004 (Predecessor Period). There was no share-based compensation awards to the Company in the six months ended December 31, 2004. The following table reflects the effect on net earnings (loss) had compensation expense for employee stock options awarded under the AXA Financial Group and MONY share-based compensation plans had been recognized under the fair-value based method of SFAS No. 123.

                                                                                        AXA
                                                                                      Financial
                                                                                     Group Plans           MONY Plans
                                                                                 --------------------- -------------------
                                                                                        Year               Six Months
                                                                                        Ended                Ended
                                                                                     December 31,           June 30,
                                                                                         2005                 2004
                                                                                 --------------------- -------------------
                                                                                     (Successor)         (Predecessor)
                                                                                              (In Millions)

Net Earnings (Loss), as reported................................................    $       163.8       $        (17.8)
Less: total stock-based employee compensation expense determined under fair
     value method for all awards, net of income taxes...........................             (3.6)                (2.3)
                                                                                 --------------------- -------------------
Pro Forma Net Earnings (Loss)...................................................    $       160.2       $        (20.1)
                                                                                 ===================== ===================

    As of December 31, 2006, approximately $2.2 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.8 years.

    In the Predecessor Periods, the Black-Scholes-Merton option pricing model was used in determining the fair value of option awards for purpose of the pro-forma disclosures above. The option pricing assumptions were as follows: exercise prices ranging from $20.90 to $44.25, dividend yields ranging from 1.02% to 2.37%, expected volatility ranging from 23.5% to 44.4%, and a range of interest rates from 3.3% to 6.7%.

    A summary of the Company's activity under its stock incentive plans for the six months ended June 30, 2004 is presented below:

                                                                              NUMBER OF            WEIGHTED AVERAGE
                                                                                SHARES              EXERCISE PRICE
                                                                         ---------------------  ------------------------
Outstanding, January 1, 2004 (Predecessor).............................        3,509,207               $31.17
   Exercised...........................................................          (90,758)              $28.12
   Forfeited, expired or cancelled.....................................          (28,690)              $30.24
                                                                         ---------------------
Outstanding, June 30, 2004 (Predecessor)...............................        3,389,759               $31.26
   Cash-settled in connection with the MONY Acquisition................       (1,791,955)              $26.60
   Forfeited, expired or cancelled.....................................       (1,597,804)              $36.48
                                                                         ---------------------
Outstanding, July 1, 2004 (Successor)..................................            -                   $  -
                                                                         =====================

    In May 2001, MONY shareholders approved The MONY Group Inc. Restricted Stock Ownership Plan (the "Plan"). Pursuant to the terms of the Plan, management had the authority to grant up to 1,000,000 restricted shares of MONY common stock to eligible employees, as defined in the Plan, and to establish vesting and forfeiture conditions relating thereto. During 2002 and 2001, MONY granted 97,143 and 352,050 restricted shares, respectively, to certain members of management pursuant to the Plan. These awards were conditioned on: (i) the expiration of a time-vesting period and (ii) an increase in the average per share price of MONY common stock above specified targets. In accordance with APB No. 25, compensation expense was recognized on the awards proportionally over the vesting period of the award provided that the condition with respect to the average price of MONY common stock was satisfied at the end of any period. In March 2003, MONY granted 334,050 restricted shares to certain members of management under the Plan. Vesting of the 2003 awards was conditioned only on the expiration of a time-vesting period. For the six months ended June 30, 2004, the Company recognized $1.7 million of compensation expense relating to this program.

    On July 8, 2004, in connection with the MONY Acquisition, each outstanding share of restricted stock, whether vested or unvested, was converted into the right to receive $31.00 per share, resulting in a cash settlement of approximately $16.3 million.

13) NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

    The sources of net investment income follow:

                                                                        YEAR            Year          Six Months      Six Months
                                                                       ENDED           Ended            Ended            Ended
                                                                    DECEMBER 31,    December 31,     December 31,       June 30,
                                                                        2006            2005             2004            2004
                                                                 --------------- ---------------- ---------------- -----------------
                                                                    (SUCCESSOR)    (Successor)     (Successor)       (Predecessor)
                                                                                          (IN MILLIONS)

Fixed maturities................................................  $      459.5   $      450.3      $      202.3      $    237.3
Mortgage loans on real estate...................................         116.2          124.9              78.9            69.4
Equity real estate..............................................           9.9           17.6              39.5            25.5
Other equity investments........................................          19.6           31.7              (0.8)            7.0
Policy loans....................................................          66.8           68.3              35.7            36.7
Other investment income.........................................          29.8           13.9               4.1             2.5
                                                                 --------------- ---------------- ---------------- -----------------

   Gross investment income......................................         701.8          706.7             359.7           378.4

Investment expenses.............................................         (29.6)         (35.6)            (53.3)          (26.8)
                                                                 --------------- ---------------- ---------------- -----------------

Net Investment Income...........................................   $      672.2   $      671.1     $      306.4      $    351.6
                                                                 =============== ================ ================ =================

    Investment (losses) gains, net including changes in the valuation allowances, follow:

                                                         YEAR               Year              Six Months         Six Months
                                                        ENDED               Ended               Ended               Ended
                                                     DECEMBER 31,        December 31,        December 31,          June 30,
                                                         2006                2005                2004               2004
                                                    --------------- ------------------- ------------------- ---------------------
                                                     (SUCCESSOR)         (Successor)         (Successor)        (Predecessor)
                                                                               (IN MILLIONS)
Fixed maturities...................................  $      (8.1)      $      (3.6)        $      8.2         $     (8.8)
Mortgage loans on real estate......................          2.5               2.1                7.3               (0.3)
Equity real estate.................................          0.1               0.2                0.1               (0.4)
Other equity investments...........................          1.1               0.6               (2.2)              (1.9)
Other..............................................            -               2.4               (0.1)               6.3
                                                    --------------- ------------------- ------------------- ---------------------
Investment (Losses) Gains, Net.....................  $      (4.4)      $       1.7         $     13.3         $     (5.1)
                                                    =============== =================== =================== ====================

    Writedowns of fixed maturities amounted to $10.1 million, $6.6 million, $8.5 million and $2.1 million for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $0.1 million and zero, $0.7 million and zero for the full year 2006 and full year 2005, respectively, and zero and zero, respectively, for the six months ended December 31, 2004 and six months ended June 30, 2004.

    For the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $240.2 million, $198.4 million, $931.8 million and $857.1 million. Gross gains of $10.3 million, $2.3 million, $15.5 million and $21.3 million and gross losses of $6.9 million, $7.8 million, $1.7 million and $32.5 million were realized on these sales for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively. The change in unrealized investment (losses) gains related to fixed maturities classified as available for sale for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, amounted to $(66.5) million, $(209.5) million, $182.1 million and $(41.5) million, respectively.

    The net unrealized investment gains (losses) included in the balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, on a line by line basis, follow:

                                                                       YEAR               Year         Six Months       Six Months
                                                                      ENDED              Ended           Ended           Ended
                                                                   DECEMBER 31,       December 31,    December 31,      June 30,
                                                                       2006               2005           2004             2004
                                                                ----------------- ---------------- ---------------- ---------------
                                                                   (SUCCESSOR)        (Successor)    (Successor)      (Predecessor)
                                                                                              (IN MILLIONS)

Balance, beginning of period..................................  $         (12.3)    $      40.1    $      35.6      $     84.6
Changes in unrealized investment (losses) gains...............            (64.1)         (209.3)         183.0          (243.9)
Changes in unrealized investment gains (losses) attributable to:
    Closed Block policyholder dividend obligation.............             39.1           104.1         (102.9)           78.2
    DAC and VOBA..............................................              5.8            25.2          (19.6)           50.6
    Deferred income taxes.....................................              6.4            27.6          (20.4)           66.1
Effect of push-down accounting of AXA Financial's purchase
    price of net assets.......................................               -              -            (35.6)             -
                                                                ----------------- ---------------- ---------------- ---------------
Balance, end of period........................................  $         (25.1)    $     (12.3)   $      40.1      $     35.6
                                                                ================= ================ ================ ===============

Balance, end of period comprises:
   Unrealized investment (losses) gains on:
      Fixed maturities........................................  $         (93.9)    $     (27.4)   $     182.1      $    242.0
      Other equity investments................................              3.5             1.1            0.9             4.1
      Other ..................................................                -             -               -              1.1
                                                                ----------------- ---------------- ---------------- ---------------
       Total..................................................            (90.4)          (26.3)         183.0           247.2
   Amounts of unrealized investment (losses)
    gains attributable to:
     Closed Block policyholder dividend obligation............             40.3             1.2         (102.9)          (91.8)
     DAC and VOBA.............................................             11.4             5.6          (19.6)          (55.7)
     Deferred income taxes....................................             13.6             7.2          (20.4)          (64.1)
                                                                ----------------- ---------------- ---------------- ---------------
Total.........................................................  $         (25.1)    $     (12.3)   $      40.1      $     35.6
                                                                ================= ================ ================ ===============

    Changes in unrealized (losses) gains reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

14) INCOME TAXES

    A summary of the income tax expense in the statements of operations follows:

                                                                  YEAR              Year            Six Months      Six Months
                                                                 ENDED              Ended             Ended            Ended
                                                              DECEMBER 31,       December 31,      December 31,       June 30,
                                                                  2006              2005               2004            2004
                                                           ------------------- ---------------- ----------------- -----------------
                                                              (SUCCESSOR)        (Successor)       (Successor)     (Predecessor)
                                                                                        (IN MILLIONS)

 Income tax expense (benefit):
     Current expense.......................................  $       70.9      $       39.2      $        0.3     $       13.0
     Deferred expense (benefit)............................           9.2              58.6              13.2            (23.3)
                                                           ------------------- ---------------- ----------------- -----------------
 Total.....................................................   $      80.1      $       97.8      $       13.5     $      (10.3)
                                                           =================== ================ ================= =================

     The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  YEAR             Year             Six Months      Six Months
                                                                 ENDED             Ended              Ended            Ended
                                                              DECEMBER 31,      December 31,       December 31,       June 30,
                                                                  2006             2005                2004            2004
                                                           ----------------- ------------------- -------------- -----------------
                                                              (SUCCESSOR)        (Successor)         (Successor)    (Predecessor)
                                                                                       (IN MILLIONS)

Tax at statutory rate....................................   $         75.9     $       90.0       $   (138.6)    $     (11.8)
Goodwill impairment......................................               -                -             149.1              -
Dividends received deduction.............................             (3.2)            (4.3)              -             (1.8)
Foreign loss disallowance................................              0.4              0.7              1.2              -
IRS interest.............................................              6.5               -                -               -
Tax settlement/accrual adjustment........................               -              11.4              3.8              -
Officers life insurance..................................              0.4             (1.0)            (2.8)             -
Meals and entertainment..................................              0.1              0.1              0.2             0.3
Other....................................................               -               0.9              0.6             3.0
                                                           ----------------- ------------------- -------------- -----------------
Income Tax Expense (Benefit).............................     $       80.1     $       97.8       $     13.5      $    (10.3)
                                                           ================= =================== ============== =================

    The components of the net deferred income taxes are as follows:

                                                                  DECEMBER 31, 2006                      December 31, 2005
                                                        -------------------------------------   ------------------------------------
                                                             ASSETS           LIABILITIES             Assets            Liabilities
                                                        ----------------    -----------------   ----------------   -----------------
                                                                                       (IN MILLIONS)

         Compensation and related benefits.............  $        85.4       $         -         $      71.9        $         -
         Reserves and reinsurance......................          285.6                 -               266.9                  -
         DAC...........................................           71.4                 -                90.4                  -
         VOBA..........................................            -                 234.3               -                  246.4
         Investments...................................            -                 124.3               -                  121.9
         Tax loss carryforwards........................            -                   -                 5.3                  -
         Intangible assets.............................            -                  53.3               -                   47.5
         Fixed assets and software.....................           79.9                 -                80.1                  -
         Policyholder dividends........................           21.7                 -                30.4                  -
         Non-life subsidiaries.........................           67.5                 -                74.4                  -
         Other.........................................           37.6                 -                41.8                  -
                                                        ----------------    -----------------   ----------------   -----------------
         Total.........................................  $       649.1       $       411.9       $     661.2        $       415.8
                                                        ================    =================   ================   =================

    At December 31, 2006, the Company had no Federal tax loss carryforwards.

    The IRS is examining the Company's Federal income tax returns for the years 1998 through 2001. The tax years 1994 through 1997 are currently under review by the Appeals Office of the IRS. Management believes the examination of the Company's returns will have no material adverse effect on the Company's consolidated results of operations or financial position.

15) DISCONTINUED OPERATIONS

    The Company's discontinued operations include equity real estate held-for-sale and Enterprise. The following table reconciles the Earnings (losses) from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004:

                                                                      YEAR            Year          Six Months       Six Months
                                                                     ENDED            Ended            Ended            Ended
                                                                  DECEMBER 31,     December 31,     December 31,       June 30,
                                                                      2006            2005              2004            2004
                                                                 -------------- --------------- ------------------ ----------------
                                                                  (SUCCESSOR)     (Successor)       (Successor)     (Predecessor)
                                                                                          (IN MILLIONS)

EARNINGS (LOSS) FROM DISCONTINUED OPERATIONS,
   NET OF INCOME TAXES:
Real estate held-for-sale......................................   $    10.7     $         5.2    $          0.8    $        1.7
Disposal of business - Enterprise..............................        (6.0)             (0.7)              1.5               -
                                                                 -------------- --------------- ------------------ ----------------
Total..........................................................   $     4.7     $         4.5    $          2.3    $        1.7
                                                                 ============== =============== ================== ================

GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
   NET OF INCOME TAXES:
Real estate held-for-sale......................................   $    62.2     $          -     $           -     $         -
Disposal of business - Enterprise..............................        (1.0)               -                 -               -
                                                                 -------------- --------------- ------------------ ----------------
Total..........................................................    $   61.2     $          -     $           -     $         -
                                                                 ============== =============== ================== ================

    Disposal of Businesses
    ----------------------

    In October 2006, AXA Financial and its subsidiaries, AXA Equitable, Enterprise and Enterprise Distributors entered into an agreement contemplating the transfer to Goldman Sachs Asset Management L.P. ("GSAM") of assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust ("AEMMFT"), AXA Enterprise Funds Trust ("AEFT") and The Enterprise Group of Funds, Inc. ("EGF") (collectively, the "AXA Enterprise Funds") and the reorganization of such funds to corresponding mutual funds managed by GSAM. These 27 funds have approximately $4.2 billion in assets under management as of December 31, 2006. The reorganization of the 27 funds is subject to regulatory and fund shareholder approvals and is expected to close in the second quarter of 2007. Of the remaining four funds not included in the GSAM transaction, which together have approximately $700 million in assets under management as of December 31, 2006, one fund is being liquidated and AXA Financial is considering possible alternatives for the dispositions of the other three funds, which alternatives include a possible transaction with another investment advisor or liquidation. Proceeds from the transaction with GSAM are dependant upon assets under management at the time of the reorganization. A total of $5.8 million pre-tax ($3.8 million post-tax) related to a permanent impairment writedown and additional amortization expense on the Enterprise investment management contracts and mutual fund distribution fee intangible assets, established as part of the MONY Acquisition, and $1.5 million pre-tax of costs ($1.0 million post-tax) to sell were recorded in 2006. As a result of management's disposition plan, Enterprise distribution contracts and operations are now reported in Discontinued Operations and prior years balances were restated to conform to this presentation. At December 31, 2006 and 2005, total assets related to these operations were $61.0 million and $116.1 million, respectively, and were included in Other assets. At December 31, 2006 and 2005, total liabilities related to these operations were $13.3 million and $27.3 million, respectively, and were included in Other liabilities.

    During the first quarter of 2005, the Board of Directors of the EGF and the Boards of Trustees of the AEFT and AEMMFT approved the resolutions to merge each EGF fund into either a newly created AEMMFT fund or an existing AEMMFT fund. These resolutions were approved by the shareholders of EGF during 2005. As a result of the transfer of the funds from EGF to AEMMFT the investment management responsibilities related to these funds were also transferred from the Company to AXA Equitable. In connection with the mergers of each fund, the intangible asset for the investment management contracts of $30.6 million, which represented approximately 51% of the investment management fees, now being earned by AXA Equitable were transferred to AXA Equitable and accounted for as a reduction of Capital in excess of par on the consolidated balance sheet of $19.9 million, net of income taxes.

    The gross carrying amount of the Enterprise related intangible assets were $44.5 million and $80.9 million at December 31, 2006 and 2005, respectively, and the accumulated amortization of these intangible assets were $16.6 million and $12.1 million, respectively. Amortization expense related to the Enterprise intangible assets totaled $4.5 million, $6.9 million and $5.2 million for the full year 2006, full year 2005 and six months ended December 31, 2004, respectively.

    Real Estate Held-For-Sale
    -------------------------

    In 2006, two real estate properties with a total book value of $125.5 million that had been previously reported in equity real estate were reclassified as real estate held-for-sale. Prior periods have been restated to reflect these properties as discontinued operations. In 2006, both properties were sold resulting in gains of $95.6 million ($62.2 million post-tax). At December 31, 2006 and 2005, equity real estate held-for-sale was zero and $127.1 million, respectively, and was included in Other assets.

16) OTHER COMPREHENSIVE (LOSS) INCOME

    Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                     YEAR           Year            Six Months        Six Months
                                                                    ENDED           Ended              Ended            Ended
                                                                 DECEMBER 31,    December 31,       December 31,       June 30,
                                                                     2006           2005               2004              2004
                                                              ----------------- ---------------- ---------------- ------------------
                                                                 (SUCCESSOR)      (Successor)       (Successor)      (Predecessor)
                                                                                          (IN MILLIONS)
Unrealized (losses) gains on investments....................   $      (25.1)    $     (12.3)       $      40.1      $        35.6
Defined benefit pension and other
    postretirement plans....................................            9.9              -                  -                  -
Minimum pension liability...................................             -               -                  -               (12.4)
                                                              ----------------- ---------------- ---------------- ------------------
Total Accumulated Other Comprehensive
    (Loss) Income...........................................   $      (15.2)    $     (12.3)       $      40.1      $        23.2
                                                              ================= ================ ================ ==================

    The components of other comprehensive (loss) income for the past three years follow:

                                                                        YEAR            Year          Six Months      Six Months
                                                                       ENDED            Ended            Ended           Ended
                                                                    DECEMBER 31,     December 31,     December 31,      June 30,
                                                                        2006             2005             2004            2004
                                                                  --------------- --------------- ---------------- ---------------
                                                                    (SUCCESSOR)     (Successor)      (Successor)    (Predecessor)
                                                                                           (IN MILLIONS)

Net unrealized (losses) gains on investments:
    Net unrealized gains (losses) arising
       during the period......................................... $       (65.9)   $      (213.8)  $     196.2     $    (241.1)
    Gains (losses) reclassified into net earnings
       during the period.........................................           1.8              4.5         (13.2)           (2.8)
                                                                  --------------- --------------- ---------------- ---------------
Net unrealized (losses) gains on investments.....................         (64.1)          (209.3)        183.0          (243.9)
Adjustments for policyholders liabilities, DAC and VOBA and
    deferred income taxes........................................          51.3            156.9        (142.9)          194.9
                                                                  --------------- --------------- ---------------- ---------------
Change in unrealized (losses) gains, net of adjustments..........         (12.8)           (52.4)         40.1           (49.0)
Change in minimum pension liability..............................            -                -             -              1.4
                                                                  --------------- --------------- ---------------- ---------------
Total Other Comprehensive (Loss) Income.......................... $       (12.8)   $       (52.4)  $      40.1     $     (47.6)
                                                                  =============== =============== ================ ===============

17) COMMITMENTS AND CONTINGENT LIABILITIES

    Debt Maturities
    ---------------

    At December 31, 2006, aggregate maturities of the long-term debt, including the current portion of long-term debt, based on required principal payments at maturity were zero for each of 2007, 2008, 2009, 2010 and 2011 and $101.9 million thereafter.

    Leases
    ------

    The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2007 and the four successive years are $24.9 million, $23.3 million, $13.9 million, $13.5 million, $14.2 million and $65.9 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2007 and the four successive years is $10.8 million, $12.8 million, $10.6 million, $10.8 million, $11.8 million and $57.5 million thereafter.

    At December 31, 2006, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2007 and the four successive years is $0.8 million, $0.8 million, $0.8 million, $0.8 million, $0.8 million and $4.6 million thereafter.

    MONY Acquisition
    ----------------

    Set forth below is certain information regarding the liabilities recorded in connection with the Company's Purchase Adjustments. Such liabilities are included in Other liabilities on the Company's consolidated balance sheets.

                                                                                                    OTHER
                                                                                                  CONTRACTUAL
                                                                SEVERANCE           LEASES        OBLIGATIONS        TOTAL
                                                              --------------- ----------------- --------------- ---------------
                                                                                          (IN MILLIONS)

Balance, January 1, 2005....................................  $    26.7           $     83.9     $     23.0      $   133.6
Payments....................................................      (12.1)               (31.7)          (4.1)         (47.9)
Change in reserve estimate..................................       (9.3)                  -              -            (9.3)
                                                              ---------------     ------------   -------------   -------------
Balance, December 31, 2005..................................        5.3                 52.2           18.9           76.4
Payments....................................................       (2.6)               (18.1)            -           (20.7)
Change in reserve estimate..................................         -                    -            (1.5)          (1.5)
                                                              ---------------     ------------   -------------   -------------
Balance, December 31, 2006..................................  $     2.7           $     34.1     $     17.4      $    54.2
                                                              ===============     ============   =============   =============

    In addition, the Purchase Adjustments included write-offs of $45.6 million related to capitalized software and furniture, fixtures and equipment.

    Guarantees and Other Commitments
    --------------------------------

    The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2006, these arrangements include commitments by the Company, to provide equity financing of $79.5 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

    The Company had $10.5 million of undrawn letters of credit related to reinsurance at December 31, 2006 of which $10.0 million was guaranteed by AXA Financial. The Company had $26.3 million in commitments under existing mortgage loan agreements at December 31, 2006.

18) LITIGATION

    (i) Since 1995 a number of purported class actions were commenced in various state and federal courts against MONY Life and MLOA alleging that they engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case were not identical, they sought substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and/or violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases sought primarily equitable relief (e.g., reformation, an accounting, specific performance, mandatory injunctive relief prohibiting MONY Life and MLOA from canceling policies for failure to make required premium payments, imposition of a constructive trust and/or creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also sought compensatory damages in unspecified amounts. MONY Life and MLOA have denied any wrongdoing and had asserted numerous affirmative defenses.

    In March 2006, the one putative class action pending in the Eastern District of Michigan (Stockler v. MONY Life Insurance Company of America) was dismissed with prejudice by agreement of the parties. In September 2006, the last remaining putative class action was voluntarily dismissed without prejudice.

    (ii) In December 2003, Enron Corp., by its Bankruptcy Trustee commenced an action entitled Enron Corp. v. J.P. Morgan Securities, Inc., et al. against MONY Life and 119 other corporate defendants regarding alleged preferential transfers pertaining to the early payment or redemption by Enron of its short-term commercial paper held by MONY and the other corporate entities. In February 2004, MONY and all co-defendants moved to dismiss the complaint. In June 2005, the motions to dismiss were denied. In July 2005, MONY and all co-defendants filed their answer to the complaint. The case is currently in discovery.

                                   ----------

    Although the outcome of litigation generally cannot be predicted with certainty, management believes that the ultimate resolution of the litigations described above should not have a material adverse effect on the financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

    In addition to the matters previously reported and those described above, the Company is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

19) STATUTORY FINANCIAL INFORMATION

    MONY Life is restricted as to the amounts it may pay as dividends to MONY Holdings. Under New York Insurance Law, a domestic life insurer may without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit MONY Life to pay shareholder dividends not exceeding $107.0 million during 2007. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2006, 2005 and 2004, MONY Life's statutory net gain (loss) was $293.5 million, $142.3 million and $(307.2) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $1,230.6 million and $1,078.1 million at December 31, 2006 and 2005, respectively. In 2006, 2005 and 2004, respectively, MONY Life paid $35.0 million, $75.0 million and $33.0 million in shareholder dividends.

    At December 31, 2006, MONY Life, in accordance with various government and state regulations, had $7.2 million of securities deposited with such government or state agencies.

    At December 31, 2006 and for the year then ended, there was no difference in net income resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2006. At December 31, 2006 there was a difference in capital and surplus of $6.2 million resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures. The difference in capital and surplus relates to goodwill arising from the purchase of a subsidiary, controlled or affiliated entity, which is written off directly to surplus in the year it originates by New York domiciled companies. In NAIC Accounting Practices and Procedures, goodwill in amounts not exceeding 10% of an insurer's capital and surplus may be capitalized and all amounts of goodwill are amortized to unrealized gains and losses on investments over periods not to exceed 10 years.

    Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) computer software development costs are capitalized under GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP and (i) the fair valuing of all acquired assets and liabilities, including VOBA assets, required for GAAP purchase accounting but not for SAP.

SUPPLEMENT DATED MAY 1, 2007 TO
PROSPECTUSES DATED MAY 1, 2007 FOR

MONY VARIABLE UNIVERSAL LIFE
MONY CUSTOM EQUITY MASTER
THE MONYEQUITY MASTER

ISSUED BY:

MONY LIFE INSURANCE COMPANY
MONY LIFE INSURANCE COMPANY OF AMERICA

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectuses and Supplements to Prospectus and Statements of Additional Information, dated May 1, 2007, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

The purpose of this supplement is to provide you with information regarding certain Portfolio substitutions, name changes and sub-adviser changes. The Portfolios discussed below are not available in all policies. As applicable to your policy, please note the following changes:


CHANGES TO PORTFOLIOS OF THE EQ ADVISORS TRUST


1. PORTFOLIO NAME AND ADVISER (AND SUB-ADVISER(S), AS APPLICABLE) CHANGE -- MAY 29, 2007 AND JULY 9, 2007

   A. Effective on or about May 29, 2007, subject to regulatory approval, the following Portfolio name change as listed below will occur. Accordingly, all references to the corresponding investment option in the Prospectus are also changed.

--------------------------------------------------------------------------------
   Existing Portfolio Name              New Portfolio Name
--------------------------------------------------------------------------------
  EQ/SMALL COMPANY GROWTH               MULTIMANAGER SMALL CAP GROWTH+
--------------------------------------------------------------------------------

   + This Portfolio will also be reorganized as a Portfolio of AXA Premier VIP Trust ("VIP Trust"). AXA Equitable Life Insurance Company ("AXA Equitable") in its capacity as Investment Manager of the VIP Trust will manage the assets of the Portfolio.

   In addition to the name change shown in the table above, the following change to the Portfolio's objective and Investment Manager and/or Sub-Adviser(s) will also occur. The following is added under "The Funds" for the New Portfolio, replacing information shown in the Prospectus for the Existing Portfolio listed above:


------------------------------------------------------------------------------------------------------------------------------------
   AXA Premier VIP Trust -- Class B Shares                                          Investment Manager (or Sub-Adviser(s), as
   (New Trust)                              Objective                               applicable)
------------------------------------------------------------------------------------------------------------------------------------
  MULTIMANAGER SMALL CAP GROWTH             Long-term growth of capital.            o Bear Stearns Asset Management Inc.
                                                                                    o Eagle Asset Management, Inc.
                                                                                    o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------

   B. Effective on or about July 9, 2007, subject to regulatory approval, the following Portfolio name change as listed below will occur. Accordingly, all references to the corresponding investment option in the Prospectus are also changed.

--------------------------------------------------------------------------------
   Existing Portfolio Name              New Portfolio Name
--------------------------------------------------------------------------------
  EQ/TCW EQUITY                         EQ/T. ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------

  In addition to the name change shown in the table above, T. Rowe Price Associates, Inc. will replace TCW Investment Management Company as the Portfolio's sub-adviser. The expenses for the new EQ/T. Rowe Price Growth Stock Portfolio are shown in the Fee Table below. The following is added under "The Funds" for the New Portfolio, replacing information shown in the Prospectus for the Existing Portfolio listed above:


------------------------------------------------------------------------------------------------------------------------------------
                                                                                Investment Manager (or Sub-Adviser(s), as
   EQ ADVISORS TRUST -- Class IB Shares   Objective                             applicable)
------------------------------------------------------------------------------------------------------------------------------------
  EQ/T. ROWE PRICE GROWTH STOCK           Seeks to achieve long-term capital    o T. Rowe Price Associates, Inc.
                                          appreciation.
------------------------------------------------------------------------------------------------------------------------------------

                                                                          x01640

2. PORTFOLIO SUBSTITUTIONS -- JULY 9, 2007 AND AUGUST 20, 2007

   Effective on or about July 9, 2007 and August 20, 2007, subject to regulatory approval, interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. The table also shows the objective and the adviser (and sub-adviser, as applicable) for each surviving option. We will move the assets from each replaced option into the corresponding surviving option on the date of the substitution. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the corresponding surviving option. Any allocation election to a replaced option will be considered as an allocation election to the corresponding surviving option. You may transfer your account value among the investment options, as usual. Any transfer fees that otherwise would apply will be waived on transfers out of either Portfolio that you make within 30 days before or after the substitution. These transfers will not count against the limit (if any) on the number of transfers permitted under your contract. However, we may impose restrictions on transfers to prevent or limit disruptive transfer and other "market timing" activities by contract owners or registered representatives as more fully described in "Detailed information about the contract" under "Disruptive transfer activity." Any account value remaining in any replaced option on the substitution date will be transferred to the corresponding surviving option. For more information about these substitutions and for information on how to transfer your account value, please contact the Operations Center referenced in your Prospectus.

   The substitutions of the Fidelity VIP Growth, MFS Mid Cap Growth Series, MFS New Discovery Series, UIF Global Value Equity and UIF U.S. Real Estate Portfolios will occur on or about July 9, 2007. The substitutions of the AIM V.I. Basic Value Fund, AIM V.I. Mid Cap Core Equity Fund, Alger American Balanced, Alger American MidCap Growth, Dreyfus Small Cap Stock Index, Janus Aspen Series Flexible Bond Fund, MFS Total Return, Old Mutual Select Value and Oppenheimer Main Street Fund/VA Portfolios will occur on or about August 20, 2007. The following is added under "The Funds" for the Surviving/New Portfolios, replacing information shown in the Prospectus for the Replaced (current) Portfolios listed below:

------------------------------------------------------------------------------------------------------------------------------------
   Trust(s)                        Trust/Share Class                                               Investment Manager (or
   Replaced (Current) Portfolio    Surviving/New Portfolio     Objective                           Sub-adviser(s), as applicable)
------------------------------------------------------------------------------------------------------------------------------------
                                   EQ Advisors Trust --
                                   Class IA Shares
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. MID CAP CORE EQUITY     EQ/FI MID CAP (CLASS IA      Seeks long-term growth of            o Fidelity Management &
   FUND (SERIES I)                SHARES)                      capital.                               Research Company
------------------------------------------------------------------------------------------------------------------------------------
 ALGER AMERICAN MIDCAP            EQ/VAN KAMPEN MID CAP        Capital growth.                      o Morgan Stanley Investment
   GROWTH (CLASS O SHARES)        GROWTH (CLASS IA SHARES)                                            Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 DREYFUS INVESTMENT               EQ/SMALL COMPANY INDEX       Seeks to replicate as closely as     o AllianceBernstein L.P.
   PORTFOLIO--SMALL CAP           (CLASS IA SHARES)            possible (before the deduction of
   STOCK INDEX PORTFOLIO                                       portfolio expenses) the total
   (SERVICE SHARES)                                            return of the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP GROWTH              EQ/CAPITAL GUARDIAN          Seeks to achieve long-term           o Capital Guardian Trust
   OPPORTUNITIES PORTFOLIO        RESEARCH (CLASS IA SHARES)   growth of capital.                     Company
   (SERVICE CLASS)
------------------------------------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES FLEXIBLE      EQ/JPMORGAN CORE BOND        Seeks to provide a high total        o JPMorgan Investment
   BOND PORTFOLIO (SERVICE        (CLASS IA SHARES)            return consistent with moderate        Management Inc.
   SHARES)                                                     risk to capital and maintenance
                                                               of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
 MFS MID CAP GROWTH SERIES        EQ/VAN KAMPEN MID CAP        Capital growth.                      o Morgan Stanley Investment
   (INITIAL CLASS)                GROWTH (CLASS IA SHARES)                                            Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 MFS NEW DISCOVERY SERIES         EQ/ALLIANCEBERNSTEIN SMALL   Seeks to achieve long-term           o AllianceBernstein L.P.
   (INITIAL CLASS)                CAP GROWTH (CLASS IA         growth of capital.
                                  SHARES)
------------------------------------------------------------------------------------------------------------------------------------
 OLD MUTUAL SELECT VALUE          EQ/ALLIANCEBERNSTEIN VALUE   Seeks capital appreciation.          o AllianceBernstein L.P.
   PORTFOLIO                      (CLASS IA SHARES)
------------------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER MAIN STREET          EQ/CAPITAL GUARDIAN          Seeks to achieve long-term           o Capital Guardian Trust
   FUND/VA (SERVICE CLASS)        RESEARCH (CLASS IA SHARES)   growth of capital.                     Company
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 Trust(s)                         Trust/Share Class                                                  Investment Manager (or
Replaced (Current) Portfolio     Surviving/New Portfolio            Objective                        Sub-adviser(s), as applicable)
------------------------------------------------------------------------------------------------------------------------------------
  UIF U.S. REAL ESTATE (SHARE    EQ/VAN KAMPEN REAL ESTATE          Seeks to provide above average   o Morgan Stanley Investment
    CLASS I)                     (CLASS IA SHARES)                  current income and long-term       Management, Inc.
                                                                    capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
                                 EQ Advisors Trust --
                                 Class IB Shares
------------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. BASIC VALUE FUND      EQ/BLACKROCK BASIC VALUE           Seeks capital appreciation and   o BlackRock Investment
    (SERIES I)                   EQUITY (CLASS IB SHARES)           secondarily, income.               Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                 Fidelity(R) Variable Insurance
                                 Products (VIP) --
                                 Service Class Shares
------------------------------------------------------------------------------------------------------------------------------------
  FIDELITY VIP GROWTH            FIDELITY VIP CONTRAFUND(R)         Seeks long-term capital          o Fidelity Management &
    PORTFOLIO (SERVICE CLASS)    (SERVICE CLASS)                    appreciation.                      Research Co.
------------------------------------------------------------------------------------------------------------------------------------
                                 Franklin Templeton
                                 Variable Insurance
                                 Products Trust --
                                 Class 2 Shares
------------------------------------------------------------------------------------------------------------------------------------
  ALGER AMERICAN BALANCED        FRANKLIN INCOME SECURITIES         Seeks to maximize income while   o Franklin Advisers, Inc.
    PORTFOLIO (CLASS O SHARES)   FUND (CLASS 2 SHARES)              maintaining prospects for
                                                                    capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
  MFS(R) TOTAL RETURN (INITIAL   FRANKLIN INCOME SECURITIES         Seeks to maximize income while     o Franklin Advisers, Inc.
    CLASS)                       FUND (CLASS 2 SHARES)              maintaining prospects for
                                                                    capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
                                 Oppenheimer Variable
                                 Account Funds --
                                 Service Class Shares
------------------------------------------------------------------------------------------------------------------------------------
  UIF GLOBAL VALUE EQUITY        OPPENHEIMER GLOBAL                 Seeks long-term capital            o Oppenheimer Capital, LLC
    (SHARE CLASS I)              SECURITIES/VA (SERVICE CLASS)      appreciation.
------------------------------------------------------------------------------------------------------------------------------------



3. PORTFOLIO OPERATING EXPENSES

   The following is added under "Annual Portfolio Operating Expenses for the Year Ended December 31, 2006", replacing the information shown for the Existing and Replaced Portfolios listed above:

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Acquired         Total                     Net Total
                                                                              Fund Fees       Annual       Fee Waivers     Annual
                                                                                 and         Expenses        and/or       Expenses
                                                                               Expenses       (Before        Expense       (After
                                             Management   12b-1    Other     (Underlying      Expense      Reimburse-     Expense
 Portfolio Name                                 Fees       Fees  Expenses    Portfolios)    Limitations)    ments(5)    Limitations)
------------------------------------------------------------------------------------------------------------------------------------
  AXA Premier VIP Trust -- Class B Shares
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth Portfolio++  1.05%       0.25%     0.23%           --       1.53%             --         1.53%
------------------------------------------------------------------------------------------------------------------------------------
  EQ Advisors Trust -- Class IA Shares
------------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Small Cap Growth
    Portfolio                                0.74%         --      0.13%           --       0.87%             --         0.87%
  EQ/AllianceBernstein Value Portfolio       0.60%         --      0.13%           --       0.73%          (0.03)%       0.70%
  EQ/Capital Guardian Research Portfolio     0.65%         --      0.13%           --       0.78%          (0.08)%       0.70%
  EQ/FI Mid Cap Portfolio                    0.68%         --      0.15%           --       0.83%          (0.08)%       0.75%
  EQ/JPMorgan Core Bond Portfolio            0.44%         --      0.15%           --       0.59%           0.00%        0.59%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Acquired       Total                     Net Total
                                                                              Fund Fees       Annual     Fee Waivers     Annual
                                                                                 and         Expenses       and/or       Expenses
                                                                               Expenses      (Before       Expense       (After
                                              Management   12b-1     Other   (Underlying     Expense     Reimburse-      Expense
 Portfolio Name                                  Fees      Fees    Expenses  Portfolios)   Limitations)    ments(5)    Limitations)
------------------------------------------------------------------------------------------------------------------------------------
  EQ Advisors Trust -- Class IA Shares
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Small Company Index Portfolio            0.25%         --      0.16%     0.01%         0.42%           0.00%        0.42%
  EQ/Van Kampen Mid Cap Growth Portfolio      0.70%         --      0.23%       --          0.93%          (0.13)%       0.80%
  EQ/Van Kampen Real Estate Portfolio*        0.90%         --      0.13%       --          1.03%          (0.02)%       1.01%
------------------------------------------------------------------------------------------------------------------------------------
  EQ Advisors Trust -- Class IB Shares
------------------------------------------------------------------------------------------------------------------------------------
  EQ/BlackRock Basic Value Equity Portfolio   0.55%       0.25%     0.14%       --          0.94%             --         0.94%
  EQ/T. Rowe Price Growth Stock Portfolio++   0.78%       0.25%     0.14%       --          1.17%          (0.02)%       1.15%
------------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) Variable Insurance
  Products (VIP) -- Service Class Shares
------------------------------------------------------------------------------------------------------------------------------------
  Contrafund(R) Portfolio                     0.57%       0.10%     0.09%       --          0.76%           0.00%        0.76%
------------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton Variable Insurance
  Products Trust -- Class 2 Shares
------------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund             0.46%       0.25%     0.01%       --          0.72%             --         0.72%
------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Variable Account
  Funds -- Service Class Shares
------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA       0.62%       0.25%     0.04%       --          0.91%           0.00%        0.91%
------------------------------------------------------------------------------------------------------------------------------------

   ++ The expenses for this portfolio are based on the asset levels of its predecessor portfolio for the last fiscal year, adjusted to reflect current fees.

   * This is a newly created portfolio of EQ Advisors Trust. Therefore, the fees and expenses presented in the table above are estimates for the current fiscal period.

   -------------------------------------------

   5. The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2008. Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than specified amounts. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain Portfolios of EQ Advisors Trust and Fidelity(R) Variable Insurance Products (VIP) is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements, plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:


--------------------------------------------------------------------------------
Portfolio Name
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Small Cap Growth Portfolio               0.86%
  EQ/AllianceBernstein Value Portfolio                          0.69%
  EQ/Capital Guardian Research Portfolio                        0.69%
  EQ/FI Mid Cap Portfolio                                       0.72%
  EQ/Van Kampen Mid Cap Growth Portfolio                        0.76%
--------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products (VIP)
--------------------------------------------------------------------------------
  Contrafund(R) Portfolio                                       0.75%
--------------------------------------------------------------------------------

                          MONY Life Insurance Company
                     MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

                                     PART C

                               OTHER INFORMATION


Item 26.  Exhibits

(a)  Board of Directors Resolution

     (1) Resolution of the Board of Trustees of The Mutual Life Insurance Company of New York authorizing establishment of MONY Variable Account L, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-4 (File No. 333-92312) filed on June 3, 2003.

(b)  Custodian Agreements. Not Applicable.

(c)  Underwriting Contracts.

     (1) Underwriting Agreement between The Mutual Life Insurance Company of New York, MONY Series Fund, Inc. and MONY Securities Corp., incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.

     (2) Proposed specimen agreement between MONY Securities Corp. and registered representatives, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.

     (3) Specimen commission schedule (Career Contract Schedule), incorporated herein by reference to pre-effective amendment no. 1 to registration statement on Form S-6 (File No. 333-72596) filed on December 7, 2001.

     (4) Wholesale Distribution Agreement between MONY Life Insurance Company and MONY Securities Corporation and AXA Distributors, LLC, et al., incorporated herein by reference to the registration statement on Form N-4 (File No. 333-72714) filed on April 25, 2005.

     (5) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC., incorporated herein by reference to Exhibit No. 3.(i) to registration statement on Form N-4 (File No. 333-05593) filed on April 20, 2005.

     (6) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to registration statement on Form N-4 (File No. 333-05593) filed on April 20, 2005.

     (7) General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company and AXA Network, LLC., incorporated herein by reference to post-effective amendment no. 5 to the registration statement on Form N-6 (File No. 333-104156) filed on April 25, 2006.

     (8) First Amendment to General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company and AXA Distributors, LLC., incorporated herein by reference to post-effective amendment no. 5 to the registration statement on Form N-6 (File No. 333-104156) filed on April 25, 2006.

     (9) Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, MONY Life Insurance Company and AXA Advisors, LLC., incorporated herein by reference to post-effective amendment no. 5 to the registration statement on Form N-6 (File No. 333-104156) filed on April 25, 2006.

(d)  Contracts.

     (1) Specimen form of policy, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

     (2) Form of Term Life Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72590) filed on March 3, 2003.

     (3) Form of Spouse's Yearly Renewable Term Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72590) filed on March 3, 2003.

     (4) Form of Purchase Option Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72590) filed on March 3, 2003.

     (5) Form of Waiver of Monthly Deduction Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72590) filed on March 3, 2003.

     (6) Form of Children's Term Life Insurance Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72590) filed on March 3, 2003.

(e)  Applications.

     (1) Revised application form for Life Insurance, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

     (2) Application Supplement, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

     (3) Spouse Term Rider Supplement, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

     (4) Term Conversion Purchase Option Supplement, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

     (5) Substance Usage Supplement, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

     (6) Aviation Supplement, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

     (7) Avocation Supplement, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

     (8) Children's Term Rider Supplement, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

     (9) Foreign Residence and Travel Supplement, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

    (10) Financial Supplement

    (11) Temporary Insurance Agreement, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

(f)  Depositor's Certificate of Incorporation and By-Laws.

     (1) Restated Charter of MONY Life Insurance Company (as Amended July 22,
         2004), incorporated herein by reference to the registration statement on Form N-4 (File No. 333-72714) filed on April 25, 2005.

     (2) By-Laws of MONY Life Insurance Company (as Amended July 22, 2004), incorporated herein by reference to the registration statement on Form N-4 (File No. 333-72714) filed on April 25, 2005.

(g)  Reinsurance Contracts.

(g)(1) Form of Automatic Reinsurance Agreement between MONY Life Insurance Company and The Canada Life Assurance Company - No. 2004-30T, incorporated herein by reference to post-effective amendment no. 4 to the registration statement on Form N-6 (File No. 333-104156) filed on April 28, 2005.

(g)(2) Form of Automatic Reinsurance Agreement between MONY Life Insurance Company and General & Cologne Life Re of America - No. 2004-31T, incorporated herein by reference to post-effective amendment no. 4 to the registration statement on Form N-6 (File No. 333-104156) filed on April 28, 2005.

(g)(3) Form of Automatic Reinsurance Agreement between MONY Life Insurance Company and RGA Reinsurance Company - No. 2004-33T, incorporated herein by reference to post-effective amendment no. 4 to the registration statement on Form N-6 (File No. 333-104156) filed on April 28, 2005.

(g)(4) Form of Automatic Reinsurance Agreement between MONY Life Insurance Company and Security Life of Denver Insurance Company - No. 2004-32T, incorporated herein by reference to post-effective amendment no. 4 to the registration statement on Form N-6 (File No. 333-104156) filed on April 28, 2005.

(g)(5) Form of Reinsurance Agreement among Continental Assurance Company, MONY Life Insurance Company and MONY Life Insurance Company of America
         - No. M158-100, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

(g)(6) Automatic Bulk YRT Non-Refund Agreement among MONY Life Insurance Company, MONY Life Insurance Company of America and Allianz Life Insurance Company of North America, incorporated herein by reference to post-effective amendment no. 4 to the registration statement on Form N-6 (File No. 333-72596) filed on April 30, 2003.

(h)  Participation Agreements.

    (1) Participation Agreement among The Alger American Fund, MONY Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.

          (i) Amendment, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.

    (2) Participation Agreement among EQ Advisors Trust, AXA Distributors, LLC, AXA Advisors, LLC and MONY Life Insurance Company, incorporated herein by reference to the registration statement on Form N-4 (File No. 333-72714) filed on April 25, 2005.

    (3) Participation Agreement among INVESCO Variable Investment Funds, Inc., MONY Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.

    (4) Participation Agreement among Janus Aspen Series, MONY Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.

          (i) Amendment, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.

    (5) Participation Agreement among Lord Abbett Series Fund, MONY Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.

    (6) Participation Agreement among MFS Variable Insurance Trust, MONY Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.

          (i) Amendment, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.

    (7) Participation Agreement among PBHG Insurance Series Fund, MONY Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 4 to the registration statement on Form N-6 (File No. 333-72590) filed on April 20, 2003.

          (i) Amended Participation Agreement between PBHG Insurance Series Fund and MONY Life Insurance Company, incorporated herein by reference to post-effective amendment no. 4 to the registration statement on Form N-6 (File No. 333-72590) filed on April 20, 2003.

    (8) Participation Agreement among PIMCO Variable Insurance Trust, MONY Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.

    (9) Participation Agreement among The Universal Institutional Funds, Inc., MONY Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.

          (i) Amendment, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.

   (10) Form of specimen Participation Agreement for MONY Life Insurance Company and MONY Life Insurance Company of America with Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
        Fund), and Dreyfus Investment Portfolios, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.

          (i) Amendment, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.

   (11) Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company and Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.

   (l2) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and MONY Life Insurance Company, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.

   (13) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

(i)  Administrative Contracts.  Not applicable.

(j)  Other Material Contracts.

            (a)  Powers of Attorney.

(i)      Power of Attorney for Christopher M. Condron, Chairman of the
         Board, President and Chief Executive Officer and Director, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on February 8, 2005.
(ii) Power of Attorney for Stanley B. Tulin, Vice Chairman of the Board, Chief Financial Officer and Director, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on February 8, 2005.
(iii) Power of Attorney for Alvin H. Fenichel, Senior Vice President and Controller, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on February 8, 2005.
(iv) Power of Attorney for Bruce W. Calvert, Director, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on February 8, 2005.
(v) Power of Attorney for Henri de Castries, Director, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on February 8, 2005.
(vi) Power of Attorney for Claus-Michael Dill, Director, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on February 8, 2005.
(vii) Power of Attorney for Denis Duverne, Director, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on February 8, 2005.
(viii) Power of Attorney for Mary R. (Nina) Henderson, Director, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on February 8, 2005.
(ix) Power of Attorney for James F. Higgins, Director, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on February 8, 2005.
(x) Power of Attorney for W. Edwin Jarmain, Director, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on February 8, 2005.
(xi) Power of Attorney for Christina Johnson, Director, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on February 8, 2005.
(xii) Power of Attorney for Scott D. Miller, Director, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on February 8, 2005.
(xiii) Power of Attorney for Joseph H. Moglia, Director, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on February 8, 2005.
(xiv) Power of Attorney for Peter J. Tobin, Director, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on February 8, 2005.
(xv) Powers of Attorney, incorporated herein by reference to post-effective amendment no. 5 to the registration statement on Form N-6 (File No. 333-104156) filed on April 25, 2006.
(xvi)    Powers of Attorney filed herewith.

(k)  Legal Opinion.

    (1) Opinion and consent of Dodie Kent, Vice President and Counsel, incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on April 28, 2005.

    (2) Opinion and consent of Dodie Kent, Vice President and Associate General Counsel, filed herewith.

 (l) Actuarial Opinion.

    (1) Opinion and consent of Linda Rodway, Vice President. Incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on April 28, 2005.

 (m) Calculations. Incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on April 28, 2005.

 (n) Other Opinions.

     (1) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm. Filed herewith.

(o) Omitted Financial Statements. No financial statements are omitted from Item 24.

(p) Initial Capital Agreements. Not Applicable.

(q) Redeemability Exemption. Incorporated herein by reference to post-effective amendment no. 4 to the registration statement on Form N-6 (File No. 333-72590) filed on April 20, 2003.

Item 27.    Directors and Officers of the Depositor

      *The business address for all officers and directors of MONY Life Insurance Company ("MONY") is 1290 Avenue of the Americas, New York, New York 10104.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
78 Pine Street, 2nd Floor
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
New York City Health
  and Hospitals Corporation
125 Worth Street, Suite 519
New York, NY 10013

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY
----------------                            ---------

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

Item 28. Persons Controlled by or Under Common Control With the Depositor or Registrant

      No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company.

      The AXA Organizational Charts 2006 are incorporated herein by reference to
Exhibit 26 to Registration Statement (File No. 333-141082) on Form N-4, filed March 6, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------
          AS OF:  DECEMBER 31, 2006

                                                                                             State of             State of
                                                                           Type of          Incorp. or           Principal
                                                                          Subsidiary         Domicile            Operation
                                                                          ----------         --------            ---------

                                                                                       --------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                         DE                   NY
-----------------------------------------------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                                     ND                   ND
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                         Operating             DE                   CO
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                       Operating             DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                         Operating             DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                     HCO                DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
          See Attached Listing C
          -------------------------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                                                    DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
          AXA Financial (Bermuda) Ltd.*                                   Insurance          Bermuda              Bermuda
          -------------------------------------------------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                                        DE                   NY
          -------------------------------------------------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                                                    DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                               Operating             DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                            Operating             AL                   AL
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC    Operating             DE                   NY
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC     Operating             MA                   MA
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                            Operating             NV                   NV
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                       Operating            P.R.                 P.R.
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.         Operating             TX                   TX
                   ----------------------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *             Insurance             NY                   NY
          -------------------------------------------------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                    Insurance             CO                   CO
              ---------------------------------------------------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                              Investment            DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                         Investment            DE                   NY
                   ----------------------------------------------------------------------------------------------------------------
              Real Estate Partnership Equities (various)                  Investment            **
              ---------------------------------------------------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                         HCO                NY                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   See Attached Listing A
                   ----------------------------------------------------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                        HCO                DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              Wil-Gro, Inc                                                Investment            PA                   PA
              ---------------------------------------------------------------------------------------------------------------------
              STCS, Inc.                                                  Investment            DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              EVSA, Inc.                                                  Investment            DE                   PA
              ---------------------------------------------------------------------------------------------------------------------

                                                                                                            Parent's
                                                                                             Number of     Percent of     Comments
                                                                            Federal           Shares       Ownership    (e.g., Basis
                                                                           Tax ID #            Owned       or Control    of Control)
                                                                           ---------           -----       ----------   ------------

                                                                          ----------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                    13-3623351
------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                45-0373941             1,000       100.00%
      ------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                          75-2961816                         100.00%
      ------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                        13-4194065                         100.00%
      ------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                          13-4194080                         100.00%
      ------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                   13-3976138                         100.00%
      ------------------------------------------------------------------------------------
          See Attached Listing C
          --------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                               52-2197822                 -       100.00%
      ------------------------------------------------------------------------------------
          AXA Financial (Bermuda) Ltd.*                                    14-1903564           250,000       100.00%
          --------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                   13-4078005             1,000       100.00%
          --------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                               13-4071393                 -       100.00%
              ----------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                                06-1555494                 -       100.00%
              ----------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                             06-1562392                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC     13-4085852                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC      04-3491734                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                             13-3389068                         100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                        66-0577477                         100.00%
                   -----------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.          75-2529724             1,050       100.00%
                   -----------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *              13-5570651         2,000,000       100.00%   NAIC # 62944
          --------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                     13-3198083         1,000,000       100.00%   NAIC # 62880
              ----------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                               13-3385076                 -             -   G.P & L.P.
              ----------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                          13-3385080                 -             -   G.P.
                   -----------------------------------------------------------------------
              Real Estate Partnership Equities (various)                       -                      -             -   **
              ----------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                       22-2766036                 -       100.00%
              ----------------------------------------------------------------------------
                   See Attached Listing A
                   -----------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                      13-2677213         5,000,000       100.00%
              ----------------------------------------------------------------------------
              Wil-Gro, Inc                                                 23-2702404             1,000       100.00%
              ----------------------------------------------------------------------------
              STCS, Inc.                                                   13-3761592             1,000       100.00%
              ----------------------------------------------------------------------------
              EVSA, Inc.                                                   23-2671508                50       100.00%
              ----------------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

        * Affiliated Insurer

       ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

      *** All subsidiaries are corporations, except as otherwise noted.

          1.  The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

          2.  Effective Sept. 20, 1999,  AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
                   Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution
                     Holding Corp. to AXA Financial, Inc.
                   Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
                   Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding
                     Corp. to AXA Financial Services, LLC.

          3.  Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

          4.  In October 1999, AllianceBernstein Holding L.P. ("AllianceBernstein Holding") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

              As of December 31, 2006, AXF and its subsidiaries owned 60.28% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:
                           AXF held directly 32,700,754 AllianceBernstein Units (12.50%),
                           AXA Equitable Life directly owned 8,165,204 AllianceBernstein Units (3.12%),
                           ACMC, Inc. owned 66,220,822 AllianceBernstein Units (25.30%), and
                           ECMC, LLC owned 40,880,637 AllianceBernstein Units (15.61%).
                           On December 21, 2004, AXF contributed 4,389,192 (1.68%) AllianceBernstein Units to MONY Life and
                             1,225,000 (.47%) AllianceBernstein Units to MLOA.

                   AllianceBernstein Corporation also owns a 1% general partnership interest in AllianceBernstein L.P.

                   In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units").
                   AllianceBernstein Corporation owns 100,000 units of general partnership interest (0.04%), in AllianceBernstein
                   Holding L.P.  AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

          5.  EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999.
                   AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation
                   on Sept. 21, 1999.

          6.  Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.  EquiSource of Alabama, Inc. became AXA Network of
                   Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of
                   Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively.  Effective February 1, 2002, Equitable Distributors
                   Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc.  Effective
                   February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA
                   Distributors Insurance Agency of Massachusetts, LLC.

          7.  Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

          8.  Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.
          9.  Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable
                Life Insurance Company.
          10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.
          11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold.
          12. Effective May 26, 2005, Matrix Capital Markets Group was sold.
          12. Effective May 26, 2005, Matrix Private Equities was sold.
          13. Effective December 2, 2005, Advest Group was sold.
          14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein
                Corporation.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

          Dissolved: - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
                     - 100 Federal Street Funding Corporation was dissolved August 31, 1998.
                     - 100 Federal Street Realty Corporation was dissolved December 20, 2001.
                     - CCMI Corp. was dissolved on October 7, 1999.
                     - ELAS Realty, Inc. was dissolved January 29, 2002.
                     - EML Associates, L.P. was dissolved March 27, 2001.
                     - EQ Services, Inc. was dissolved May 11, 2001.
                     - Equitable BJVS, Inc. was dissolved October 3, 1999.
                     - Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
                     - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
                     - Equitable JVS II, Inc. was dissolved December 4, 1996
                     - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                         dissolved on December 31, 2000.
                     - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
                     - EREIM Managers Corporation was dissolved March 27, 2001.
                     - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
                     - EVLICO, Inc. was dissolved in 1999.
                     - Franconom, Inc. was dissolved on December 4, 2000.
                     - GP/EQ Southwest, Inc. was dissolved October 21, 1997
                     - HVM Corp. was dissolved on Feb. 16, 1999.
                     - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
                     - Prime Property Funding, Inc. was dissolved in Feb. 1999.
                     - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
                     - Six-Pac G.P., Inc. was dissolved July 12,1999
                     - Paramount Planners, LLC., a direct subsidiary of  AXA Distribution Holding Corporation, was dissolved on December 5, 2003
                     - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
                     - ECLL Inc. was dissolved July 15, 2003
                     - MONY Realty Partners, Inc. was dissolved February 2005.
                     - Sagamore Financial LLC was dissolved August 31, 2006.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING A - Equitable Holdings, LLC
-----------------------------------

                                                                                               State of     State of
                                                                                  Type of     Incorp. or   Principal       Federal
                                                                                 Subsidiary    Domicile    Operation      Tax ID #
                                                                                 ----------    --------    ---------      ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          ----------------------------------------------------------------------
              Equitable Holdings, LLC
              ----------------------------------------------------------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                       Operating        DE           NY         13-3049038
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Casualty Insurance Company *                        Operating        VT           VT         06-1166226
                   -----------------------------------------------------------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                            Operating        DE           NY         13-3266813
                   -----------------------------------------------------------------------------------------------------------------
                       Equitable Capital Private Income & Equity
                         Partnership II, L.P.                                    Investment       DE           NY         13-3544879
                       -------------------------------------------------------------------------------------------------------------
                   AllianceBernstein Corporation (See Note 4 on Page 2)          Operating        DE           NY         13-3633538
                   -----------------------------------------------------------------------------------------------------------------
                       See Attached Listing B

                       -------------------------------------------------------------------------------------------------------------
                   Equitable JVS, Inc.                                           Investment       DE           GA         58-1812697
                   -----------------------------------------------------------------------------------------------------------------
                       Astor Times Square Corp.                                  Investment       NY           NY         13-3593699
                       -------------------------------------------------------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                          Investment       NY           NY         13-3593692
                       -------------------------------------------------------------------------------------------------------------
                       PC Landmark, Inc.                                         Investment       TX           TX         75-2338215
                       -------------------------------------------------------------------------------------------------------------
                       EJSVS, Inc.                                               Investment       DE           NJ         58-2169594
                       -------------------------------------------------------------------------------------------------------------
                   AXA Distributors, LLC                                         Operating        DE           NY         52-2233674
                   -----------------------------------------------------------------------------------------------------------------
                       AXA  Distributors Insurance Agency of Alabama, LLC        Operating        DE           AL         52-2255113
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                    Operating        DE       CT, ME,NY      06-1579051
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC   Operating        MA           MA         04-3567096
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.          Operating        TX           TX         74-3006330
                       -------------------------------------------------------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                  Operating        DE           NY         13-3813232
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2) Operating        DE           NJ         22-3492811
                   -----------------------------------------------------------------------------------------------------------------

                                                                                              Parent's
                                                                                Number of   Percent of
                                                                                 Shares     Ownership            Comments
                                                                                  Owned     or Control   (e.g., Basis of Control)
                                                                                  -----     ----------   ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------
    AXA Financial Services, LLC   (Note 2)
    --------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
            Equitable Holdings, LLC
            ------------------------------------------------------------------
                 ELAS Securities Acquisition Corporation                             500     100.00%
                 -------------------------------------------------------------
                 Equitable Casualty Insurance Company *                            1,000     100.00%
                 -------------------------------------------------------------
                 ECMC, LLC   (See Note 4 on Page 2)                                    -     100.00%
                 -------------------------------------------------------------
                     Equitable Capital Private Income & Equity                                         ECMC is G.P.
                       Partnership II, L.P.                                            -           -   ("Deal Flow Fund II")
                     ---------------------------------------------------------
                 AllianceBernstein Corporation (See Note 4 on Page 2)                100     100.00%
                 -------------------------------------------------------------
                     See Attached Listing B
                     ---------------------------------------------------------
                 Equitable JVS, Inc.                                               1,000     100.00%
                 -------------------------------------------------------------
                     Astor Times Square Corp.                                        100     100.00%
                     ---------------------------------------------------------
                     Astor/Broadway Acquisition Corp.                                100     100.00% G.P. of Astor Acquisition. L.P.
                     ---------------------------------------------------------
                     PC Landmark, Inc.                                             1,000     100.00%
                     ---------------------------------------------------------
                     EJSVS, Inc.                                                   1,000     100.00%
                     ---------------------------------------------------------
                 AXA Distributors, LLC                                                 -     100.00%
                 -------------------------------------------------------------
                     AXA  Distributors Insurance Agency of Alabama, LLC                -     100.00%
                     ---------------------------------------------------------
                     AXA Distriburors Insurance Agency, LLC                            -     100.00%
                     ---------------------------------------------------------
                     AXA Distributors Insurance Agency of Massachusetts, LLC           -     100.00%
                     ---------------------------------------------------------
                     AXA Distributors Insurance Agency of Texas, Inc.              1,000     100.00%
                     ---------------------------------------------------------
                 J.M.R. Realty Services, Inc.                                      1,000     100.00%
                 -------------------------------------------------------------
                 Equitable Structured Settlement Corp.  (See Note 8 on Page 2)       100     100.00%
                 -------------------------------------------------------------

* Affiliated Insurer

     Equitable Investment Corp merged into Equitable Holdings, LLC on November 30, 1999.
     Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
     Efective January 1, 2002, Equitable Distributors, Inc. merged into
           AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING B - AllianceBernstein Corporation
-----------------------------------------

                                                                                                             State of      State of
                                                                                              Type of       Incorp. or    Principal
                                                                                             Subsidiary      Domicile     Operation
                                                                                             ----------      --------     ---------
AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -----------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Holding L.P. (See Note 4 on Page 2)                 Operating          DE            NY
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein L.P.  (See Note 4 on Page 2)                        Operating          DE            NY
                       -------------------------------------------------------------------------------------------------------------
                           Cursitor Alliance LLC                                                HCO             DE            MA
                           ---------------------------------------------------------------------------------------------------------
                           Alliance Capital Management LLC                                      HCO             DE            NY
                           ---------------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC                               Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware                            HCO             DE            NY
                           ---------------------------------------------------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                               Operating        India         India
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein (Argentina) S.R.L.                          Operating      Argentina     Argentina
                               -----------------------------------------------------------------------------------------------------
                               ACM Software Services Ltd.                                    Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                       Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Japan Inc.                                     HCO             DE            NY
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein Japan Ltd.                     Operating        Japan         Japan
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Invest. Management Australia Limited        Operating        Aust.         Aust.
                               -----------------------------------------------------------------------------------------------------
                                            Far Eastern Alliance Asset Management            Operating        Taiwan        Taiwan
                                            ----------------------------------------------------------------------------------------
                               AllianceBernstein Global Derivatives Corp.                    Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investimentos (Brazil) Ltda.                Operating        Brazil        Brazil
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Limited                                     Operating         U.K.          U.K.
                               -----------------------------------------------------------------------------------------------------
                                            ACM Berstein GmbH                                Operating        Gemany       Germany
                                            ----------------------------------------------------------------------------------------
                                            AllianceBernstein Services Limited               Operating         U.K.          U.K.
                                            ----------------------------------------------------------------------------------------
                               AllianceBernstein (Luxembourg) S.A.                           Operating         Lux.          Lux.
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein (France) SAS                   Operating        France        France
                               -----------------------------------------------------------------------------------------------------
                                            ACMBernstein (Deutchland) GmbH                   Operating       Germany       Germany
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                       Operating          DE        Singapore
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Australia Limited                           Operating        Aust.         Aust.
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Canada, Inc.                                Operating          DE          Canada
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein New Zealand Limited                         Operating         N.Z.          N.Z.
                               -----------------------------------------------------------------------------------------------------


                                                                                            Number  Parent's
                                                                                              of    Percent of       Comments
                                                                                  Federal   Shares  Ownership         (e.g.,
                                                                                 Tax ID #    Owned  or Control   Basis of Control)
                                                                                 ---------  ------  ----------  -------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
    AXA Financial Services, LLC   (Note 2)
    ----------------------------------------------------------------------------
      MONY Capital Management, Inc.
        ------------------------------------------------------------------------
            Equitable Holdings, LLC
            --------------------------------------------------------------------
                 AllianceBernstein Corporation                                                                owns 1% GP interest
                                                                                                              in AllianceBernstein
                                                                                                              L.P. and 100,000 GP
                                                                                                              units in Alliance-
                                                                                                              Bernstein Holding L.P.
                 --------------------------------------------------------------------------
                     AllianceBernstein Holding L.P. (See Note 4 on Page 2)       13-3434400                  -
                     ----------------------------------------------------------------------
                     AllianceBernstein L.P.  (See Note 4 on Page 2)              13-4064930
                     ----------------------------------------------------------------------
                         Cursitor Alliance LLC                                   22-3424339            100.00%
                         ------------------------------------------------------------------
                         Alliance Capital Management LLC                                               100.00%
                         ------------------------------------------------------------------
                             Sanford C. Bernstein & Co., LLC                     13-4132953            100.00%
                             --------------------------------------------------------------
                         AllianceBernstein Corporation of Delaware               13-2778645     10     100.00%
                         ------------------------------------------------------------------
                             ACAM Trust Company Private Ltd.                         -                 100.00%
                             --------------------------------------------------------------
                             AllianceBernstein (Argentina) S.R.L.                    -                 100.00%
                             --------------------------------------------------------------
                             ACM Software Services Ltd.                          13-3910857            100.00%
                             --------------------------------------------------------------
                             Alliance Barra Research Institute, Inc.             13-3548918  1,000     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Japan Inc.
                             --------------------------------------------------------------
                                          AllianceBernstein Japan Ltd.               -                 100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Invest. Management Australia Ltd      -                 100.00%
                             --------------------------------------------------------------
                                          Far Eastern Alliance Asset Management      -                  20.00% 3rd parties = 80%
                                          -------------------------------------------------
                             AllianceBernstein Global Derivatives Corp.          13-3626546  1,000     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Investimentos (Brazil) Ltda.          -                  99.00% Alliance Capital
                                                                                                               Oceanic Corp. owns 1%
                             --------------------------------------------------------------
                             AllianceBernstein Limited                               -     250,000     100.00%
                             --------------------------------------------------------------
                                          ACM Berstein GmbH                          -                 100.00%
                                          -------------------------------------------------
                                          AllianceBernstein Services Limited         -       1,000     100.00%
                                          -------------------------------------------------
                             AllianceBernstein (Luxembourg) S.A.                     -       3,999      99.98% Alliance Cap. Oceanic
                                                                                                               Corp. owns 0.025%
                             --------------------------------------------------------------
                                          AllianceBernstein (France) SAS             -                 100.00%
                             --------------------------------------------------------------
                                          ACMBernstein (Deutchland) GmbH             -                 100.00%
                             --------------------------------------------------------------
                             Alliance Capital Management (Asia) Ltd.             13-3752293            100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Australia Limited                     -                  50.00% 3rd parties = 50%
                             --------------------------------------------------------------
                             AllianceBernstein Canada, Inc.                      13-3630460 18,750     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein New Zealand Limited                   -                  50.00% 3rd parties = 50%
                             --------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING B - AllianceBernstein Corporation
-----------------------------------------

                                                                                                                State of   State of
                                                                                                     Type of   Incorp. or Principal
                                                                                                    Subsidiary  Domicile  Operation
                                                                                                    ----------  --------  ---------

AXA Financial, Inc.
---------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ---------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          -----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   --------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ----------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ---------------------------------------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                    Operating  So Africa  So Africa
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                   Operating  Singapore  Singapore
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                            Operating  Mauritius  Mauritius
                               -----------------------------------------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd   Operating    India      India
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.    Operating    India      India
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                                Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                   Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                                Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                        Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                  Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                            Operating      DE         NJ
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                  Operating     H.K.       H.K.
                               -----------------------------------------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                         Operating    Taiwan     Taiwan
                                            ----------------------------------------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                      Operating     Lux.       Lux.
                               -----------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                         Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.              Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                           Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                                            ACM Investments Ltd.                                    Operating     U.K.       U.K.
                                            ----------------------------------------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                     Operating     U.K.       U.K.
                                            ----------------------------------------------------------------------------------------


                                                                                                                     Number of
                                                                                                    Federal           Shares
                                                                                                   Tax ID #            Owned
                                                                                                   ---------           -----

AXA Financial, Inc.
--------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ---------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ---------------------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                       -
                               -----------------------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                      -
                               -----------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                               -
                               -----------------------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd      -
                               -----------------------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.       -
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                               13-3441277               1,000
                               -----------------------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                  13-3441277
                               -----------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                               52-1671668               1,000
                               -----------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                       13-3802178
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                 13-3191825                 100
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                           13-3211780                 100
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                     -
                               -----------------------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                            -
                                            ----------------------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                         -
                               -----------------------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                            -
                               -----------------------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.                 -
                               -----------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                              -
                               -----------------------------------------------------------------------------------
                                            ACM Investments Ltd.                                       -
                                            ----------------------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                        -
                                            ----------------------------------------------------------------------


                                                                                                    Parent's
                                                                                                   Percent of      Comments
                                                                                                   Ownership        (e.g.,
                                                                                                   or Control    Basis of Control)
                                                                                                   ----------    -----------------

AXA Financial, Inc.
--------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ---------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                        100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                       100.00%
                               --------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                                100.00%
                               --------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd        75.00% 3rd parties = 25%
                               --------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.        100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                                    100.00% inactive
                               --------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                       100.00% inactive
                               --------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                                    100.00%
                               --------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                            100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                            1
                               --------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                                100.00%  formerly, Alliance
                                                                                                                 Fund Services, Inc.
                               --------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                       50.00% 3rd parties = 50%
                               --------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                            -------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                           99.00% AllianceBernstein
                                                                                                                Lux owns 1%
                               --------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                             100.00%
                               --------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                               --------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                               100.00%
                               --------------------------------------------------------------------
                                            ACM Investments Ltd.                                        100.00%
                                            -------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                         100.00%
                                            -------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------
LISTING C - MONY
----------------

                                                                                                      State of          State of
                                                                                      Type of        Incorp. or        Principal
                                                                                     Subsidiary       Domicile         Operation
                                                                                     ----------       --------         ---------
AXA Financial, Inc.
------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          --------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                    Operating           DE                CO
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                  Operating           DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                    Operating           DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                                HCO              DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                              Insurance           NY                NY
          --------------------------------------------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                          HCO              DE                NY
              ----------------------------------------------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.*       Insurance       Argentina         Argentina
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                     HCO           Jamaica           Jamaica
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                   Operating     Cayman Islands    Cayman Islands
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.                Operating         Brazil            Brazil
                       -------------------------------------------------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.*            Insurance     Cayman Islands    Cayman Islands
                       -------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of America*                                Insurance           AZ                NY
              ----------------------------------------------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                                Insurance           OH                OH
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                             HCO              DE                NY
              ----------------------------------------------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                                  Operating           OH                OH
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                              Operating           DE                PA
                   -----------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                            Operating           OH                OH
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                         Operating           AL                AL
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                           Operating           TX                TX
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                   Operating           MA                MA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                      Operating           WA                WA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                      Operating           NM                NM
                       -------------------------------------------------------------------------------------------------------------
                   1740 Ventures, Inc.                                               Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                               Operating           GA                GA
                   -----------------------------------------------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                            Operating           DE                GA
                       -------------------------------------------------------------------------------------------------------------
                   MONY Assets Corp.                                                    HCO              NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Benefits Management Corp.                                Operating           DE                NY
                       -------------------------------------------------------------------------------------------------------------
                       MONY Benefits Service Corp.                                   Operating           DE                NY
                       -------------------------------------------------------------------------------------------------------------
                   1740 Advisers, Inc.                                               Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Securities Corporation                                       Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.               Operating           MN                NY
                       -------------------------------------------------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                             Operating           MN                NY
                       -------------------------------------------------------------------------------------------------------------

                                                                                                              Parent's
                                                                                                 Number of   Percent of  Comments
                                                                                   Federal        Shares     Ownership  (e.g., Basis
                                                                                  Tax ID #         Owned     or Control  of Control)
                                                                                  ---------        -----     ----------  -----------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          ------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                 75-2961816                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                               13-4194065                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                 13-4194080                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                          13-3976138                   100.00%
      ----------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                           13-1632487                   100.00%
          ------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                    13-3790446                   100.00%
              --------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.*    98-0157781                   100.00%
                   ---------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                                             99.00%
                   ---------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                98-0152047                   100.00%
                   ---------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.                                           99.00%
                       -----------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.*         98-0152046                   100.00%
                       -----------------------------------------------------------------------
              MONY Life Insurance Company of America*                             86-0222062                   100.00%
              --------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                             38-2046096       405,000     100.00%
              --------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                       11-3722370         1,000     100.00%
              --------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                               31-1465146            99      99.00%
                   ---------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                           22-3015130         1,500     100.00%
                   ---------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                         31-1562855             5     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                      62-1699522             1     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                        74-2861481            10     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                06-1496443             5     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                   91-1940542             1     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                   62-1705422             1     100.00%
                       -----------------------------------------------------------------------
                   1740 Ventures, Inc.                                            13-2848244         1,000     100.00%
                   ---------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                            58-1660289           500     100.00%
                   ---------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                         22-1990598         1,000     100.00%
                       -----------------------------------------------------------------------
                   MONY Assets Corp.                                              13-2662263       200,000     100.00%
                   ---------------------------------------------------------------------------
                       MONY Benefits Management Corp.                             13-3363383         9,000     100.00%
                       -----------------------------------------------------------------------
                       MONY Benefits Service Corp.                                13-4194349         2,500     100.00%
                       -----------------------------------------------------------------------
                   1740 Advisers, Inc.                                            13-2645490        14,600     100.00%
                   ---------------------------------------------------------------------------
                   MONY Securities Corporation                                    13-2645488         7,550     100.00%
                   ---------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.            41-1941465         1,000     100.00%
                       -----------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                          41-1941464             1     100.00%
                       -----------------------------------------------------------------------

  -  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
  -  As of February 2005, MONY Realty Partners, Inc. was dissolved
  -  MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Jamaican regulatory reasons.
  -  MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Brazilian regulatory reasons.
  -  Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of it stock for regulatory reasons.
  -  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
  -  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
  -  As of August 31, 2006,  Sagamore Financial LLC was dissolved


                                  Page 7 of 7

Item 29.    Indemnification


         (a) Indemnification of Officers and Directors

         The by-laws of the MONY Life Insurance Company ("MONY") provide, in
Article VII, as follows:

             7.4  Indemnification of Directors, Officers and Employees.

             (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                    (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

                   (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                  (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

             (b) To the extent permitted by the law of the State of New York, the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726: Insurance Law ss.1216).

          The directors and officers of MONY Life Insurance Company are insured under policies issued by X.L. Insurance Company, ACE Insurance, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, Starr Excess Liability International and Lloyd's of London. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b) Indemnification of Principal Underwriter

          To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, MONY Securities Corporation, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

         (c) Undertaking

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 30. Principal Underwriters

      Effective June 6, 2005, MONY Securities Corporation ("MSC"), the current Principal Underwriter for MONY and MONY America Variable Accounts will be integrated with AXA Advisors, LLC ("AXA Advisors"), a Principal Underwriter of AXA Equitable and AXA Life and Annuity Company Variable Accounts, EQ Advisors Trust and AXA Premier VIP Trust. As of the effective date, AXA Advisors will become the Principal Underwriter for the above-mentioned Variable Accounts and the two Trusts. At that time, AXA Distributors, LLC, as described immediately below, will also become a principal underwriter for the above-mentioned Variable Accounts and trusts. Accordingly, information for Items 28 and 29 of this Part C is provided for MSC, AXA Advisors, and AXA Distributors.

      (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts A, 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104. MSC is the principal underwriter for MONY Variable Account A, L and S and for MONY America Variable Account A, L and S.

      (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

*Robert S. Jones, Jr.                 Chairman of the Board and Director

*Ned Dane                             President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

*Anthony F. Recine                    Chief Compliance Officer - Investment
                                      Advisory Activities

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Jill Cooley                          Chief Risk Officer and Director

*David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

*Peter Mastrantuono                   First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Senior Vice President and Controller

*Janet Friedman                       Vice President

*Stuart Abrams                        Senior Vice President and General Counsel

*Patricia Roy                         Vice President and Chief Compliance
                                      Officer - Broker-Dealer Activities

*Christine Nigro                      Chief Operations Officer

*Linda J. Galasso                     Assistant Secretary

*Francesca Divone                     Secretary

*Maurya Keating                       Vice President and Counsel

*Gary Gordon                          Vice President

 Danielle D. Wise                     Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Frank Massa                          Vice President

*Carolann Matthews                    Vice President

*Jose Montenegro                      Vice President

 Edna Russo                           Vice President
 333 Thornall Street
 Edison, NJ 08837

*Michael Ryniker                      Vice President

*Frank Acierno                        Assistant Vice President

*Ruth Shorter                         Assistant Vice President

*Irina Gyula                          Assistant Vice President

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director and Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*James Mullery                        Director, Executive Vice President and
                                      Chief Operating Officer

*William Miller, Jr.                  Executive Vice President and Chief Sales
                                      Officer

*Michael Brandreit                    Senior Vice President, Managing Director
                                      and National Sales Manager

*John Kennedy                         Senior Vice President, Managing Director
                                      and National Sales Manager

*Kirby Noel                           Senior Vice President, Managing Director
                                      and National Sales Manager

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*Eric Retzlaff                        Senior Vice President

*Michael McCarthy                     Senior Vice President, Managing Director
                                      and National Sales Manager

*Norman J. Abrams                     Vice President and General Counsel

*Linda J. Galasso                     Vice President and Secretary

*Ronald R. Quist                      Vice President and Treasurer

*Patrick O'Shea                       Vice President and Chief Financial Officer

*Kurt Auleta                          Vice President and Strategy Officer


(c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



  NAME OF                 NET UNDERWRITING
 PRINCIPAL                  DISCOUNTS AND             COMPENSATION ON            BROKERAGE
UNDERWRITER                 COMMISSIONS                REDEMPTIONS               COMMISSIONS            COMPENSATION
-----------               ----------------            ----------------           -----------            ------------
MSC                       N/A                              N/A                      N/A                     N/A
AXA Advisors, LLC         N/A                              N/A                      N/A                     N/A
AXA Distributors, LLC     $ 5,567,870                      N/A                      N/A                     N/A


Item 31.    Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by MONY Life Insurance Company, 1290 Avenue of the Americas,
New York, New York 10104 or at its Operations Center at 1 MONY Plaza, Syracuse, New York 13221.


Item 32.    Management Services

All management contracts are discussed in Part A or Part B.


Item 33.    Fee Representation

MONY Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company.

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 25th day of April, 2007.




                                  MONY Variable Account L of
                                  MONY Life Insurance Company
                                          (Registrant)

                                  By: MONY Life Insurance Company
                                          (Depositor)


                                  By: /s/ Dodie Kent
                                     ---------------------
                                  Dodie Kent
                                  Vice President and Associate General Counsel
                                  MONY Life Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 25th day of April, 2007.




                                MONY Life Insurance Company
                                       (Depositor)


                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel
                                   MONY Life Insurance Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                          Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Anthony J. Hamilton               Joseph H. Moglia
Christopher M. Condron      Mary R. (Nina) Henderson          Lorie A. Slutsky
Henri de Castries           James F. Higgins                  Ezra Suleiman
Denis Duverne               Scott D. Miller                   Peter J. Tobin
Charlynn Goins




*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 25, 2007

                                  EXHIBIT INDEX

                                                                    TAG VALUE
                                                                    ---------


 (j)(xvi)  Powers of Attorney                                       EX-99.jxvi

 (k)(2)    Opinion and consent of Dodie Kent                        EX-99.k2

 (n)(1)    Consent of PricewaterhouseCoopers LLP, independent       EX-99.n1
           registered public accounting firm.